UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.
c/o TIAA-CREF
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

Understanding your fund report

This semiannual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended September 30, 2014. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 9 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2014–September 30, 2014).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended September 30, 2014

Real Estate Securities Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)

Institutional Class
Actual return	$1,000.00	$1,039.56	$2.66
5% annual hypothetical return	1,000.00	1,022.46	2.64

Premier Class
Actual return	$1,000.00	$1,038.75	$3.42
5% annual hypothetical return	1,000.00	1,021.71	3.40

Retirement Class
Actual return	$1,000.00	$1,037.73	$3.93
5% annual hypothetical return	1,000.00	1,021.21	3.90

Retail Class
Actual return	$1,000.00	$1,037.36	$4.29
5% annual hypothetical return	1,000.00	1,020.86	4.26

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.52% for the Institutional Class, 0.67% for the Premier Class, 0.77% for the Retirement Class and 0.84% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE NAREIT Index Series vest in FTSE and the National Association of Real Estate Investment Trusts (“NAREIT”). Neither FTSE nor its licensors, nor NAREIT accept any liability for any errors or omissions in the FTSE NAREIT Index Series or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	5

Real Estate Securities Fund

Performance for the six months ended September 30, 2014

The Real Estate Securities Fund returned 3.96% for the Institutional Class, compared with the 4.47% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended September 30, 2014, the fund returned 13.14%, versus 13.17% for the index. The table on the following page shows returns for all share classes of the fund.

The U.S. economy showed continued signs of life during the six-month period. Positive factors signaling that the economy was gaining traction included appreciation of the U.S. dollar, continued strength in the housing market and a decline in the unemployment rate. Many bond market sectors got off to a strong start in the second calendar quarter, but lost steam later as concerns about interest rates and geopolitical developments mounted. From July through September, REITs (real estate investment trusts) and other interest-rate-sensitive assets sold off. The downward trend started when investors worried that the Federal Reserve might increase interest rates sooner than expected. The REITs index returned 7.13% in the second quarter and fell 2.48%—almost ten percentage points—in the third quarter.

For the period, REITs trailed both the 4.88% gain of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 2.21% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended September 30, 2014, the fund’s benchmark returned an average annual 8.53%, versus 8.44% for the Russell 3000 Index and 4.62% for the Barclays aggregate index.

Stock selections hurt the fund’s relative performance

For the six months, ten of the benchmark’s 14 property sectors advanced. The largest positive contributions came from the infrastructure (up 13.3%), manufactured homes (up 8.8%) and lodging (up 7.6%) sectors. Industrial REITs (down 5.8%) underperformed along with the freestanding retail sector (down 2.7%), though both sectors posted gains year-to-date.

The fund underperformed its benchmark because of numerous stock choices that did not perform as anticipated, including a nonbenchmark position in Louisiana-Pacific Corporation and an underweight in wireless telecom provider American Tower Corporation. An overweight in Prologis, a global industrial REIT, detracted from relative performance as well.

These results were partly offset by the positive effects of a nonbenchmark position in NorthStar Realty and overweight stakes in Simon Property Group and in Strategic Hotels and Resorts, a specialized REIT. During the period, the fund owned the stocks of several companies that are not REITs but that engage in real-estate-related activity.

6	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of September 30, 2014

		Total return		Average annual total return

Real Estate Securities Fund	Inception date	6 months	1 year	5 years	10 years

Institutional Class	10/1/2002	3.96%	13.14%	15.93%	7.39%
Premier Class	9/30/2009	3.88	12.96	15.77	7.32	*
Retirement Class	10/1/2002	3.77	12.84	15.63	7.18
Retail Class	10/1/2002	3.74	12.68	15.58	7.18

FTSE NAREIT
All Equity REITs Index	—	4.47	13.17	16.17	8.53

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	7

Real Estate Securities Fund

Portfolio composition

Industry	% of net assets as of 9/30/2014

Specialized REITs	23.1

Retail REITs	19.5

Residential REITs	18.0

Diversified REITs	11.4

Office REITs	9.6

Industrial REITs	7.5

Mortgage REITs	2.5

Real estate services	1.4

Hotels, resorts & cruise lines	1.1

Forest products	1.0

Asset management & custody banks	0.8

Homebuilding	0.7

Diversified real estate activities	0.4

Real estate development	0.4

Short-term investments, other assets & liabilities, net	2.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2014

More than $50 billion	10.8

More than $15 billion–$50 billion	36.0

More than $2 billion–$15 billion	42.5

$2 billion or less	10.7

Total	100.0

8	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2014

Shares		Company	Value

COMMON STOCKS–97.4%
ASSET MANAGEMENT & CUSTODY BANKS–0.8%
700,000	*	NorthStar Asset Management Group, Inc	$12,894,000
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	12,894,000

DIVERSIFIED REAL ESTATE ACTIVITIES–0.4%
2,200,000		Hang Lung Properties Ltd	6,253,266
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	6,253,266

DIVERSIFIED REITS–11.4%
150,000		American Assets Trust, Inc	4,945,500
850,000		American Realty Capital Properties, Inc	10,251,000
550,000		Excel Trust, Inc	6,473,500
500,000		iShares Dow Jones US Real Estate Index Fund	34,600,000
2,800,000		Mexico Real Estate Management S.A. de C.V.	4,930,568
675,000		Retail Opportunities Investment Corp	9,922,500
2,700,000		Spirit Realty Capital, Inc	29,619,000
525,000		Vornado Realty Trust	52,479,000
400,000		WP Carey, Inc	25,508,000
		TOTAL DIVERSIFIED REITS	178,729,068

FOREST PRODUCTS–1.0%
1,150,000	*	Louisiana-Pacific Corp	15,628,500
		TOTAL FOREST PRODUCTS	15,628,500

HOMEBUILDING–0.7%
400,000		DR Horton, Inc	8,208,000
175,000	*	Taylor Morrison Home Corp	2,838,500
		TOTAL HOMEBUILDING	11,046,500

HOTELS, RESORTS & CRUISE LINES–1.1%
650,000	*	Belmond Ltd.	7,579,000
375,000		Extended Stay America, Inc	8,902,500
		TOTAL HOTELS, RESORTS & CRUISE LINES	16,481,500

INDUSTRIAL REITS–7.5%
240,000		EastGroup Properties, Inc	14,541,600
525,000		First Industrial Realty Trust, Inc	8,877,750
1,750,000		Prologis, Inc	65,975,000
279,620		Rexford Industrial Realty, Inc	3,869,941
600,000		STAG Industrial, Inc	12,426,000
600,000		Terreno Realty Corp	11,298,000
		TOTAL INDUSTRIAL REITS	116,988,291

MORTGAGE REITS–2.5%
200,000		Blackstone Mortgage Trust, Inc	5,420,000
1,500,000		Gramercy Property Trust, Inc	8,640,000
1,000,000		NorthStar Realty Finance Corp	17,670,000
300,000		Starwood Property Trust, Inc	6,588,000
		TOTAL MORTGAGE REITS	38,318,000

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	9

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ■  September 30, 2014

Shares		Company	Value

OFFICE REITS–9.6%
500,000		Boston Properties, Inc	$57,880,000
200,000		Digital Realty Trust, Inc	12,476,000
400,000		Douglas Emmett, Inc	10,268,000
275,000		Hudson Pacific Properties	6,781,500
374,139		Kilroy Realty Corp	22,238,822
400,000		SL Green Realty Corp	40,528,000
		TOTAL OFFICE REITS	150,172,322

OTHER DIVERSIFIED FINANCIAL SERVICES–0.0%
211,200	*,b,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT–0.4%
40,000	*	Howard Hughes Corp	6,000,000
		TOTAL REAL ESTATE DEVELOPMENT	6,000,000

REAL ESTATE SERVICES–1.4%
200,000	*	CBRE Group, Inc	5,948,000
675,000		Kennedy-Wilson Holdings, Inc	16,173,000
		TOTAL REAL ESTATE SERVICES	22,121,000

RESIDENTIAL REITS–18.0%
700,000		Apartment Investment & Management Co (Class A)	22,274,000
450,000		AvalonBay Communities, Inc	63,436,500
450,000		Camden Property Trust	30,838,500
1,450,000		Education Realty Trust, Inc	14,906,000
400,000		Equity Lifestyle Properties, Inc	16,944,000
875,000		Equity Residential	53,882,500
240,000		Essex Property Trust, Inc	42,900,000
350,000		Post Properties, Inc	17,969,000
369,922		Sun Communities, Inc	18,681,061
		TOTAL RESIDENTIAL REITS	281,831,561

RETAIL REITS–19.5%
375,000		Acadia Realty Trust	10,342,500
475,000		Equity One, Inc	10,274,250
225,000		Federal Realty Investment Trust	26,653,500
2,150,000		General Growth Properties, Inc	50,632,500
600,000		Regency Centers Corp	32,298,000
1,000,000		Simon Property Group, Inc	164,420,000
650,000		Washington Prime Group, Inc	11,362,000
		TOTAL RETAIL REITS	305,982,750

SPECIALIZED REITS–23.1%
500,000		American Tower Corp	46,815,000
1,100,000		CubeSmart	19,778,000
700,000		DiamondRock Hospitality Co	8,876,000
400,000		Extra Space Storage, Inc	20,628,000
350,000		HCP, Inc	13,898,500
405,034		Health Care REIT, Inc	25,261,971
550,000		Healthcare Realty Trust, Inc	13,024,000

10	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ■  September 30, 2014

Shares		Company	Rate	Maturity Date	Value

SPECIALIZED REITS—continued
1,000,000		Healthcare Trust of America, Inc			$11,600,000
1,000,000		Host Marriott Corp			21,330,000
325,000		Potlatch Corp			13,068,250
250,000		Public Storage, Inc			41,460,000
750,000		RLJ Lodging Trust			21,352,500
2,250,000	*	Strategic Hotels & Resorts, Inc			26,212,500
1,650,000		Sunstone Hotel Investors, Inc			22,803,000
900,000		Ventas, Inc			55,755,000
		TOTAL SPECIALIZED REITS			361,862,721
		TOTAL COMMON STOCKS (Cost $1,275,297,897)			1,524,309,479

Principal		Issuer

SHORT-TERM INVESTMENTS–1.6%
GOVERNMENT AGENCY DEBT–1.6%
$25,800,000		Federal Home Loan Bank (FHLB)	0.035%	11/12/14	25,798,947
					25,798,947
		TOTAL SHORT-TERM INVESTMENTS (Cost $25,798,947)			25,798,947

		TOTAL INVESTMENTS–99.0% (Cost $1,301,096,844)			1,550,108,426
		OTHER ASSETS & LIABILITIES, NET–1.0%			15,475,721
		NET ASSETS–100.0%			$1,565,584,147

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	11

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2014

ASSETS
Portfolio investments, at value†	$1,550,108,426
Cash	18,757,638
Cash — foreign^	48,166
Receivable from securities transactions	48,170
Receivable from Fund shares sold	587,370
Dividends and interest receivable	5,541,191
Other	67,606
Total assets	1,575,158,567
LIABILITIES
Management fees payable	147,846
Service agreement fee payable	13,337
Distribution fee payable	47,223
Due to affiliates	6,513
Payable for securities transactions	8,192,373
Payable for Fund shares redeemed	1,005,218
Accrued expenses and other payables	161,910
Total liabilities	9,574,420
NET ASSETS	$1,565,584,147
NET ASSETS CONSIST OF:
Paid-in-capital	$1,285,545,851
Undistributed net investment income (loss)	6,538,666
Accumulated net realized gain (loss) on total investments	24,488,018
Net unrealized appreciation (depreciation) on total investments	249,011,612
NET ASSETS	$1,565,584,147
INSTITUTIONAL CLASS:
Net assets	$1,043,839,398
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	76,766,621
Net asset value per share	$13.60
PREMIER CLASS:
Net assets	$51,844,769
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,810,590
Net asset value per share	$13.61
RETIREMENT CLASS:
Net assets	$278,888,899
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,844,117
Net asset value per share	$14.05
RETAIL CLASS:
Net assets	$191,011,081
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,134,632
Net asset value per share	$13.51
† Portfolio investments, cost	$1,301,096,844
^ Foreign cash, cost	$48,138

12	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2014

INVESTMENT INCOME
Dividends	$20,444,465
Interest	7,335
Total income	20,451,800

EXPENSES
Management fees	3,859,812
Shareholder servicing – Institutional Class	3,946
Shareholder servicing – Premier Class	75
Shareholder servicing – Retirement Class	342,497
Shareholder servicing – Retail Class	71,480
Distribution fees – Premier Class	38,356
Distribution fees – Retail Class	242,817
Administrative service fees	41,376
Other expenses	166,815
Total expenses	4,767,174
Net investment income (loss)	15,684,626

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	27,906,307
Foreign currency transactions	479
Net realized gain (loss) on total investments	27,906,786
Change in unrealized appreciation (depreciation) on:
Portfolio investments	10,547,468
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	30
Net change in unrealized appreciation (depreciation) on total investments	10,547,498
Net realized and unrealized gain (loss) on total investments	$38,454,284
Net increase (decrease) in net assets from operations	$54,138,910

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	13

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2014	March 31, 2014
		(unaudited )
OPERATIONS
Net investment income (loss)		$15,684,626	$25,920,250
Net realized gain (loss) on total investments		27,906,786	16,427,676
Net change in unrealized appreciation (depreciation) on total investments		10,547,498	18,200,467
Net increase (decrease) in net assets from operations		54,138,910	60,548,393

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(9,403,571)	(16,984,287)
	Premier Class	(419,633)	(962,281)
	Retirement Class	(2,064,300)	(3,806,999)
	Retail Class	(1,431,690)	(2,863,281)
From realized gains:	Institutional Class	–	(13,611,003)
	Premier Class	–	(804,086)
	Retirement Class	–	(3,355,912)
	Retail Class	–	(2,749,247)
Total distributions		(13,319,194)	(45,137,096)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	140,970,317	175,654,744
	Premier Class	8,157,660	18,805,224
	Retirement Class	47,763,336	35,163,384
	Retail Class	17,959,310	34,368,412
Reinvestments of distributions:	Institutional Class	9,382,293	30,544,243
	Premier Class	419,633	1,766,367
	Retirement Class	2,063,861	7,159,064
	Retail Class	1,368,046	5,394,144
Redemptions:	Institutional Class	(84,795,669)	(131,948,991)
	Premier Class	(5,417,654)	(35,791,242)
	Retirement Class	(16,315,333)	(59,234,043)
	Retail Class	(13,853,486)	(48,945,572)
Net increase from shareholder transactions		107,702,314	32,935,734
Net increase in net assets		148,522,030	48,347,031
NET ASSETS
Beginning of period		1,417,062,117	1,368,715,086
End of period		$1,565,584,147	$1,417,062,117
Undistributed net investment income (loss) included in net assets		$6,538,666	$4,173,234

14	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	(concluded)

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2014	March 31, 2014
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	10,114,432	13,676,858
	Premier Class	584,520	1,465,240
	Retirement Class	3,333,034	2,585,238
	Retail Class	1,295,113	2,647,335
Shares reinvested:	Institutional Class	677,192	2,488,767
	Premier Class	30,276	144,022
	Retirement Class	144,160	565,281
	Retail Class	99,363	443,197
Shares redeemed:	Institutional Class	(6,057,975)	(10,408,564)
	Premier Class	(387,971)	(2,830,028)
	Retirement Class	(1,136,412)	(4,492,327)
	Retail Class	(999,471)	(3,827,704)
Net increase (decrease) from shareholder transactions		7,696,261	2,457,315

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	15

Financial highlights

Real Estate Securities Fund

		Selected per share data												Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from			Total	Net asset			Net assets					Net
period		value,	investment		gain (loss )	(loss) from	Net	Net	Return	dividends	value,			at end of					investment		Portfolio
or year		beginning	income		on total	investment	investment	realized	of	and	end of	Total		period (in	Gross		Net		income		turnover
ended		of period	(loss)[a]		investments	operations	income	gains	capital	distributions	period	return		thousands)	expense		expense		(loss)		rate
Institutional Class
9/30/14	#	$13.20	$0.15		$ 0.37	$ 0.52	$(0.12)	$ —	$ —	$(0.12)	$13.60	3.96%[b]		$1,043,839	0.52%[c]		0.52%[c]		2.09%[c]		11%[b]
3/31/14		13.05	0.26		0.34	0.60	(0.25)	(0.20)	—	(0.45)	13.20	4.89		950,769	0.52		0.52		2.00		65
3/31/13		11.87	0.19		1.21	1.40	(0.22)	—	—	(0.22)	13.05	11.88		864,577	0.53		0.53		1.53		50
3/31/12		10.75	0.19		1.09	1.28	(0.16)	—	—	(0.16)	11.87	12.16		644,849	0.54		0.54		1.73		75
3/31/11	†	9.35	0.05		1.42	1.47	(0.07)	—	—	(0.07)	10.75	15.80	[b]	334,174	0.59	[c]	0.57	[c]	0.98	[c]	30	[b]
9/30/10		7.24	0.19		2.12	2.31	(0.18)	—	(0.02)	(0.20)	9.35	32.16		265,753	0.56		0.56		2.29		66
9/30/09		10.51	0.23		(3.31)	(3.08)	(0.19)	—	—	(0.19)	7.24	(28.84)		200,324	0.60		0.56		3.98		78
Premier Class
9/30/14	#	13.21	0.14		0.37	0.51	(0.11)	-	—	(0.11)	13.61	3.88	[b]	51,845	0.67	[c]	0.67	[c]	1.94	[c]	11	[b]
3/31/14		13.05	0.24		0.35	0.59	(0.23)	(0.20)	—	(0.43)	13.21	4.81		47,330	0.67		0.67		1.88		65
3/31/13		11.88	0.17		1.20	1.37	(0.20)	—	—	(0.20)	13.05	11.62		62,709	0.68		0.68		1.37		50
3/31/12		10.75	0.18		1.10	1.28	(0.15)	—	—	(0.15)	11.88	12.06		58,528	0.68		0.68		1.67		75
3/31/11	†	9.36	0.05		1.41	1.46	(0.07)	—	—	(0.07)	10.75	15.60	[b]	75,047	0.74	[c]	0.72	[c]	1.03	[c]	30	[b]
9/30/10		7.24	0.14		2.17	2.31	(0.17)	(0.02)	—	(0.19)	9.36	32.12		31,260	0.71		0.71		1.56		66
9/30/09	§	7.24	0.00	[d]	—	0.00 [d]	—	—	—	—	7.24	0.00	[b]	250	221.11	[c]	0.72	[c]	0.00	[c]	78
Retirement Class
9/30/14	#	13.64	0.13		0.39	0.52	(0.11)	—	—	(0.11)	14.05	3.77	[b]	278,889	0.77	[c]	0.77	[c]	1.85	[c]	11	[b]
3/31/14		13.46	0.24		0.36	0.60	(0.22)	(0.20)	—	(0.42)	13.64	4.70		238,718	0.77		0.77		1.76		65
3/31/13		12.25	0.17		1.23	1.40	(0.19)	—	—	(0.19)	13.46	11.47		253,707	0.78		0.78		1.30		50
3/31/12		11.08	0.17		1.14	1.31	(0.14)	—	—	(0.14)	12.25	11.96		249,433	0.78		0.78		1.54		75
3/31/11	†	9.64	0.04		1.46	1.50	(0.06)	—	—	(0.06)	11.08	15.60	[b]	289,161	0.83	[c]	0.82	[c]	0.77	[c]	30	[b]
9/30/10		7.46	0.17		2.19	2.36	(0.16)	—	(0.02)	(0.18)	9.64	31.85		280,763	0.81		0.81		1.98		66
9/30/09		10.81	0.21		(3.39)	(3.18)	(0.17)	—	—	(0.17)	7.46	(28.95)		159,554	0.85		0.81		3.53		78
Retail Class
9/30/14	#	13.12	0.12		0.37	0.49	(0.10)	—	—	(0.10)	13.51	3.74	[b]	191,011	0.84	[c]	0.84	[c]	1.76	[c]	11	[b]
3/31/14		12.97	0.22		0.34	0.56	(0.21)	(0.20)	—	(0.41)	13.12	4.56		180,245	0.86		0.86		1.68		65
3/31/13		11.80	0.14		1.21	1.35	(0.18)	—	—	(0.18)	12.97	11.49		187,722	0.87		0.87		1.17		50
3/31/12		10.69	0.15		1.09	1.24	(0.13)	—	—	(0.13)	11.80	11.79		141,355	0.84		0.84		1.42		75
3/31/11	†	9.30	0.04		1.41	1.45	(0.06)	—	—	(0.06)	10.69	15.64	[b]	124,104	0.84	[c]	0.83	[c]	0.75	[c]	30	[b]
9/30/10		7.20	0.17		2.11	2.28	(0.16)	—	(0.02)	(0.18)	9.30	31.95		102,686	0.77		0.77		2.08		66
9/30/09		10.46	0.23		(3.31)	(3.08)	(0.18)	—	—	(0.18)	7.20	(29.01)		77,475	1.06		0.75		3.89		78

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
§	The Premier Class commenced operations on September 30, 2009.
#	Unaudited.

16	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	17

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can

18	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure

TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	19

Notes to financial statements (unaudited)

Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments,

20	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2014, there were no material transfers between levels by the Fund.

The following table summarizes the market value of the Fund’s investments as of September 30, 2014, based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Equity investments:
Diversified real estate activities	$–	$6,253,266	$–	$6,253,266
Diversified REITs	173,798,500	4,930,568	–	178,729,068
All other equity investments*	1,339,327,145	–	–	1,339,327,145
Short-term investments	–	25,798,947	–	25,798,947
Total	$1,513,125,645	$36,982,781	$–	$1,550,108,426

* For detailed categories, see the accompanying Portfolio of investments.

TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	21

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statement of Assets and Liabilities. During the period ended September 30, 2014, the Fund had no exposure to options.

Note 4—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.49%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholders servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

22	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2015, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At September 30, 2014, TIAA Access, a registered separate account of TIAA, owned 5.1% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2014, two 529 Plans owned 9% and 12% of the Real Estate Securities Fund, respectively.

Note 5—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2014, the cost of portfolio investments for federal income tax purposes was $1,311,261,728. Net unrealized appreciation of portfolio investments for federal income tax purposes was $238,846,698, consisting of gross unrealized appreciation of $260,114,563, and gross unrealized depreciation of ($21,267,865).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended September 30, 2014 were $261,810,883 and $161,343,305, respectively.

TIAA-CREF Real Estate Securities Fund ■ 2014 Semiannual Report	23

Notes to financial statements (unaudited)	concluded

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2014 was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2014	$27,277,411	$17,859,685	$45,137,096

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2014, there were no borrowings under this credit facility by the Fund.

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

24	2014 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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C19727	A12456 (11/14)

2014 Semiannual Report

TIAA-CREF Funds

Fixed-Income Funds

September 30, 2014

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This semiannual report contains information about the TIAA-CREF Funds and describes their results for the six months ended September 30, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Bond prices rise, retreat, then end higher

During the six months ended September 30, 2014, many bond market sectors got off to a strong start in the second calendar quarter but lost steam later as concerns about interest rates and geopolitical developments mounted. For the reporting period, the investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.2%.

Results from individual segments of the bond market varied. Prices of 10-year U.S. Treasury securities rose modestly over the period, while their yields dropped from 2.7% on March 31 to 2.5% on September 30. Following strong runs early on, emerging markets and U.S. high-yield bonds pulled back sharply later in the period. U.S. Treasury inflation-linked bonds returned 1.7%; tax-exempt municipal bonds 4.0%; and short-term U.S. Treasury securities remained essentially flat (based on returns of indexes in the chart below). The broad U.S. stock market, as represented by the Russell 3000® Index, returned 4.9%.

The U.S. economy continued to recover at a modest pace. Real gross domestic product (GDP) in the second calendar quarter rose at an annual rate of 4.6%, following a 2.1% drop during the prior quarter that was attributed in part to the chilling effects of the harsh winter. The Labor Department reported that the national unemployment rate fell from 6.7% in March to 5.9% in September—the lowest level since July 2008, as employers added 248,000 jobs that month. However, the labor force participation rate fell to a low not seen since 1978. Year-over-year inflation, as measured by the Consumer Price Index, registered 1.7% at period-end—down from 2.1% earlier in the period.

Fed asset purchase program expected to wind down

Fixed-income sectors in general advanced in the first half of the period, supported by low interest rates. In June, the Federal Reserve (Fed) signaled that it would likely seek to keep interest rates near zero “for a considerable time” after it reduces its monthly purchases of government bonds in October. (Bond prices drop when interest rates are on the rise.) High-yield bond prices rose on reports of favorable economic fundamentals. The European Central Bank (ECB) announced a Targeted Longer-Term Refinancing Operations (TLTRO) program to encourage bank lending to stimulate the region’s economy. Prices of bonds, particularly emerging markets and high-yield issues, rose in reaction to the ECB’s actions.

In July, turmoil and growing concerns in the Middle East along with Russian aggression in Ukraine triggered a flight to quality into U.S. Treasuries. High-yield bond prices dropped in July and in early August amid strong fund outflows but advanced later that month as investors assumed more credit risk in exchange for higher yields. In September, prices of high-yield debt—weighed down by heavy bond issuance and negative fund flows—and inflation-linked bonds pulled back significantly.

No evidence as yet indicates when the Fed will take action to boost short-term rates from their ultra-low levels. In September, however, the Fed reaffirmed its plans to end its quantitative easing bond purchases by the end of October and to maintain its accommodative monetary policy, and suggested it may begin to take action to raise short-term rates by the middle of next year.

Bond sector comparisons year-over-year

Second and third calendar-quarter performance for 2013–2014 (% returns)

Sources: High-yield: BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index; Investment-grade: Barclays U.S. Aggregate Bond Index; TIPS: Barclays U.S. Treasury Inflation Protected Securities Index (Series-L); Munis: Barclays 10-Year Municipal Bond Index; Short-term: Barclays U.S. 1–3 Year Government/Credit Bond Index.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	3

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.*

The Barclays U.S. 1–5 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 5-year maturities.*

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.

BofA Merrill Lynch is used with permission. bofa merrill lynch is licensing the bofa merrill lynch indices “as is,” makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the bofa merrill lynch indices or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend tiaa-cref or any of its products or services.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2014–September 30, 2014).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	5

Bond Fund

Portfolio composition

% of net assets
as of 9/30/2014
Corporate bonds	23.5
U.S. Treasury securities	20.2
Mortgage-backed securities*	18.4
Foreign government & corporate bonds denominated in U.S. dollars	11.8
Asset-backed securities	10.5
Commercial mortgage-backed securities	7.3
Municipal bonds	2.5
Bank loan obligations	1.3
U.S. agency securities	0.4
Short-term investments, other assets & liabilities, net	4.1
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
Less than 1 year	6.2
1–3 years	26.9
3–5 years	19.4
5–10 years	37.1
Over 10 years	10.4
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
Aaa/AAA	43.5
Aa/AA	6.3
A/A	14.7
Baa/BBB	24.1
Ba/BB	4.5
B/B	4.3
Below B/B	1.6
Non-rated	1.0
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2014

The Bond Fund returned 2.10% for the Institutional Class, compared with the 2.21% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2014, the fund returned 5.02%, versus 3.96% for the index. The table below shows returns for all share classes of the fund.

Strong economic rebound in the second quarter

The U.S. economy showed continued signs of life during the six-month period. Positive factors signaling that the economy was gaining traction included appreciation of the U.S. dollar, continued strength in the housing market and a decline in the unemployment rate, which fell below 6% for the first time since the 2008 recession. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 4.6% in the second quarter—a significant improvement over the 2.1% decline in the prior quarter. This increase was reflected in part by positive contributions from personal consumption expenditures and exports.

Although inflation remained well below its target rate of 2.5%, the Federal Reserve (Fed) prepared to end its long-term bond-buying program by October as the U.S. economy appeared to move closer to a self-sustaining recovery. Early in the period, interest rates declined as a result of several factors, including the weaker-than-expected first quarter GDP growth, “dovish” comments from Fed chair Janet Yellen suggesting the Fed would keep rates low even in the face of stronger economic data, and increased demand for safe-haven fixed-income assets amid geopolitical uncertainty and diminished supply. As the

Performance as of September 30, 2014

		Total return		Average annual total return
Bond Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	2.10%	5.02%	4.84%	4.70%
Premier Class	9/30/2009	2.03	4.96	4.70	4.63	‡
Retirement Class	3/31/2006	1.96	4.81	4.58	4.48	‡
Retail Class	3/31/2006	1.93	4.75	4.57	4.52	‡
Barclays U.S. Aggregate Bond Index	—	2.21	3.96	4.12	4.62

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

period came to an end, however, fears that the pace of interest-rate increases could happen too quickly caused bonds to sell off. Nevertheless, the yield on the 10-year U.S. Treasury bond declined from 2.73% on March 31 to 2.52% on September 30. Short-term Treasuries remained essentially flat.

Mortgage-backed securities and corporates lead the index’s performance

Results from individual segments of the Barclays aggregate index varied. Mortgage-backed securities (MBS), which accounted for 28.7% of the index at period-end, returned 2.6%, while corporate bonds, which made up 23.1% of the index and had been among the poorest performing sectors a year earlier, returned 2.5%. Government credit securities had the strongest performance, with a return of 3.0% for the period, but this sector only accounted for 5.2% of the index. Treasuries, which made up over a third of the index, underperformed, with a return of 1.7%. Government agencies, asset-backed and commercial mortgage-backed securities (CMBS) underperformed along with Treasuries but still had positive returns.

The fund trails its benchmark

In this changing environment, the fund produced a positive return but slightly lagged its benchmark. U.S. Treasury securities, which underperformed the broader market, were among the leading detractors to the fund’s performance. The fund was underweighted in MBS, which performed well; as a result, the fund’s position in this sector also hurt its relative performance.

In contrast, the fund’s overweight position in the outperforming corporate bond sector helped offset the negative effects of its Treasury and MBS positions, making a strong contribution to relative returns. Security selection in the CMBS sector also contributed positively to relative performance—with the fund’s holdings strongly outperforming CMBS holdings in the benchmark—as did selections in the asset-backed securities sector. Finally, the fund’s overweight position in the strongly performing municipal sector had a positive effect on its relative performance.

Expense example

Six months ended September 30, 2014

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(4/1/14–
Bond Fund	(4/1/14)	(9/30/14)	9/30/14)
Actual return
Institutional Class	$1,000.00	$1,021.03	$1.62
Premier Class	1,000.00	1,020.26	2.38
Retirement Class	1,000.00	1,019.58	2.89
Retail Class	1,000.00	1,019.29	3.19
5% annual hypothetical return
Institutional Class	1,000.00	1,023.46	1.62
Premier Class	1,000.00	1,022.71	2.38
Retirement Class	1,000.00	1,022.21	2.89
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	7

Bond Index Fund

Portfolio composition

% of net assets
as of 9/30/2014
U.S. Treasury securities	35.7
Mortgage-backed securities*	28.6
Corporate bonds	18.8
Foreign government & corporate bonds denominated in U.S. dollars	9.4
U.S. agency securities	3.4
Commercial mortgage-backed securities	1.8
Municipal bonds	1.0
Asset-backed securities	0.8
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
Less than 1 year	2.0
1–3 years	20.2
3–5 years	30.2
5–10 years	34.6
Over 10 years	13.0
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
Aaa/AAA	71.5
Aa/AA	4.7
A/A	11.7
Baa/BBB	11.7
Ba/BBB	0.1
Non-rated	0.3
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2014

The Bond Index Fund returned 2.23% for the Institutional Class, compared with the 2.21% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2014, the fund returned 3.86%, versus 3.96% for the index. The table below shows returns for all share classes of the fund.

Strong economic rebound in the second quarter

The U.S. economy showed continued signs of life during the six-month period. Positive factors signaling that the economy was gaining traction included appreciation of the U.S. dollar, continued strength in the housing market and a decline in the unemployment rate, which fell below 6% for the first time since the 2008 recession. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 4.6% in the second quarter—a significant improvement over the 2.1% decline in the prior quarter. This increase was reflected in part by positive contributions from personal consumption expenditures and exports.

Although inflation remained well below its target rate of 2.5%, the Federal Reserve (Fed) prepared to end its long-term bond-buying program by October as the U.S. economy appeared to move closer to a self-sustaining recovery. Early in the period, interest rates declined as a result of several factors, including the weaker-than-expected first quarter GDP growth, “dovish” comments from Fed chair Janet Yellen suggesting the Fed would keep rates low even in the face of stronger economic data, and increased demand for safe-haven fixed-income assets amid geopolitical uncertainty and diminished supply. As the

Performance as of September 30, 2014

		Total return		Average annual total return
					since fund
Bond Index Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/14/2009	2.23%	3.86%	3.90%	3.97%
Premier Class	9/30/2009	2.16	3.61	3.75	3.81	‡
Retirement Class	9/14/2009	2.01	3.51	3.64	3.71
Retail Class	9/14/2009	2.05	3.50	3.56	3.63
Barclays U.S. Aggregate Bond Index	—	2.21	3.96	4.12	4.21	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

8	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

period came to an end, however, fears that the pace of interest-rate increases could happen too quickly caused bonds to sell off. Nevertheless, the yield on the 10-year U.S. Treasury bond declined from 2.73% on March 31 to 2.52% on September 30. Short-term Treasuries remained essentially flat.

Mortgage-backed securities and corporates lead the index’s performance

Results from individual segments of the Barclays aggregate index varied. Mortgage-backed securities (MBS), which accounted for 28.7% of the index at period-end, returned 2.6%, while corporate bonds, which made up 23.1% of the index and had been among the poorest-performing sectors a year earlier, returned 2.5%. Government credit securities had the strongest performance, with a return of 3.0% for the period, but this sector only accounted for 5.2% of the index. Treasuries, which made up over a third of the index, underperformed with a return of 1.7%. Government agencies, asset-backed and commercial mortgage-backed securities (CMBS) underperformed along with Treasuries, but still had positive returns.

Fund performs in line with its benchmark

During the six-month period, the fund’s return approximated that of its benchmark index—a positive, given that the fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund reaped the greatest benefit from holdings in the corporate and MBS sectors, which performed well during the period for both the fund and the index. Additionally, fund positions in the government credit and municipal sectors outperformed—also in line with the benchmark. The fund and index were held back by underperformance in the U.S. Treasury, government credit, asset-backed securities and CMBS sectors.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2014

Bond Index Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,022.32	$0.61
Premier Class	1,000.00	1,021.55	1.37
Retirement Class	1,000.00	1,020.08	1.87
Retail Class	1,000.00	1,020.54	2.38
5% annual hypothetical return
Institutional Class	1,000.00	1,024.47	0.61
Premier Class	1,000.00	1,023.71	1.37
Retirement Class	1,000.00	1,023.21	1.88
Retail Class	1,000.00	1,022.71	2.38

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.47% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	9

Bond Plus Fund

Portfolio composition

% of net assets
as of 9/30/2014
Corporate bonds	28.5
Mortgage-backed securities*	18.7
Foreign government & corporate bonds denominated in U.S. dollars	17.0
U.S. Treasury securities	12.3
Asset-backed securities	5.2
Commercial mortgage-backed securities	4.8
Municipal bonds	4.1
Bank loan obligations	3.9
U.S. agency securities	0.7
Short-term investments, other assets & liabilities, net	4.8
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
Less than 1 year	3.6
1–3 years	16.2
3–5 years	21.6
5–10 years	47.1
Over 10 years	11.5
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
Aaa/AAA	35.6
Aa/AA	7.1
A/A	13.5
Baa/BBB	20.0
Ba/BB	9.9
B/B	9.9
Below B/B	2.9
Non-rated	1.1
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2014

The Bond Plus Fund returned 2.21% for the Institutional Class, compared with the 2.21% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2014, the fund returned 5.31%, versus 3.96% for the index. The table below shows returns for all share classes of the fund.

Strong economic rebound in the second quarter

The U.S. economy showed continued signs of life during the six-month period. Positive factors signaling that the economy was gaining traction included appreciation of the U.S. dollar, continued strength in the housing market and a decline in the unemployment rate, which fell below 6% for the first time since the 2008 recession. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 4.6% in the second quarter—a significant improvement over the 2.1% decline in the prior quarter. This increase was reflected in part by positive contributions from personal consumption expenditures and exports.

Although inflation remained well below its target rate of 2.5%, the Federal Reserve (Fed) prepared to end its long-term bond-buying program by October as the U.S. economy appeared to move closer to a self-sustaining recovery. Early in the period, interest rates declined as a result of several factors, including the weaker-than-expected first quarter GDP growth, “dovish” comments from Fed chair Janet Yellen suggesting the Fed would keep rates low even in the face of stronger economic data, and increased demand for safe-haven fixed-income assets amid geopolitical uncertainty and diminished supply. As the

Performance as of September 30, 2014

				Average annual
		Total return		total return
Bond Plus Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	3/31/2006	2.21%	5.31%	5.73%	5.25%
Premier Class	9/30/2009	2.23	5.15	5.57	5.16	‡
Retirement Class	3/31/2006	2.09	4.94	5.46	5.00
Retail Class	3/31/2006	2.05	4.96	5.43	5.03
Barclays U.S. Aggregate Bond Index	—	2.21	3.96	4.12	5.12	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

10	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

period came to an end, however, fears that the pace of interest rate increases could happen too quickly caused bonds to sell off. Nevertheless, the yield on the 10-year U.S. Treasury bond declined from 2.73% on March 31 to 2.52% on September 30. Short-term Treasuries remained essentially flat.

Mortgage-backed securities and corporates lead the index’s performance

Results from individual segments of the Barclays aggregate index varied. Mortgage-backed securities (MBS), which accounted for 28.7% of the index at period-end, returned 2.6%, while corporate bonds, which made up 23.1% of the index and had been among the poorest-performing sectors a year earlier, returned 2.5%. Government credit securities had the strongest performance, with a return of 3.0% for the period, but this sector only accounted for 5.2% of the index. Treasuries, which made up over a third of the index, underperformed with a return of 1.7%. Government agencies, asset-backed and commercial mortgage-backed securities (CMBS) underperformed along with Treasuries but still had positive returns.

The fund performs in line with its benchmark

In this changing environment, the fund produced a positive return that matched that of its benchmark. The fund reaped the greatest benefit from overweight positions in the corporate and municipal sectors, both of which performed well during the period, and from strong security selection in the CMBS sector. Even though CMBS underperformed within the benchmark, the fund’s holdings strongly outperformed, with a return in excess of 4.0%. The fund also benefited from advantageous selection in the municipal sector.

The fund’s relative performance was held back by its Treasury holdings, which underperformed the broader market. The fund was also limited by an underweight position in MBS, which performed well, and by a small allocation to cash.

Expense example

Six months ended September 30, 2014

Bond Plus Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,022.15	$1.62
Premier Class	1,000.00	1,022.34	2.38
Retirement Class	1,000.00	1,020.86	2.89
Retail Class	1,000.00	1,020.46	3.24
5% annual hypothetical return
Institutional Class	1,000.00	1,023.46	1.62
Premier Class	1,000.00	1,022.71	2.38
Retirement Class	1,000.00	1,022.21	2.89
Retail Class	1,000.00	1,021.86	3.24

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	11

High-Yield Fund

Portfolio composition

% of net assets
as of 9/30/2014
Corporate bonds	63.9
Bank loan obligations	18.2
Foreign government & corporate bonds denominated in U.S. dollars	14.8
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
1–3 years	0.4
3–5 years	16.7
5–10 years	76.1
Over 10 years	6.8
Total	100.0

Holdings by credit quality*

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2014
Baa/BBB	0.4
Ba/BB	37.5
B/B	52.9
Below B/B	9.2
Total	100.0

*	Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Performance for the six months ended September 30, 2014

The High-Yield Fund returned 0.17% for the Institutional Class, compared with the 0.86% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2014, the fund rose 6.98% versus 7.32% for the index. The table below includes performance data for all share classes of the fund.

High-yield bond prices rise modestly despite downward pressures

During the first three months of the reporting period, the high-yield bond index advanced 2.49% in a generally favorable environment for bonds. Assets offering risk premiums benefited from additional spread tightening (narrowing of the yield gap between U.S. high-yield and Treasury securities) amid investor demand and the continuation of strong corporate fundamentals. However, during the final three months of the period, the investment landscape became more uncertain, and high-yield bonds gave up much of their prior gains. As the Federal Reserve prepared to end its long-term bond buying program, concerns regarding its effect on the U.S. economy, mounting concerns about geopolitical tensions overseas and other factors put downward pressure on high-yield bonds, resulting in a 1.59% loss but still finishing the period higher.

For the six-month period, high-yield bonds underperformed the 2.21% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Over the longer term, however, high-yield bonds surpassed the broad bond market. For the three and five years ended September 30, 2014, the high-yield index rose 10.24% and 9.78%, respectively, substantially outperforming the 2.43% and 4.12% returns of investment-grade bonds for the same periods.

Performance as of September 30, 2014

				Average annual
		Total return		total return
High-Yield Fund†	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	3/31/2006	0.17%	6.98%	9.67%	7.96%
Premier Class	9/30/2009	0.10	6.92	9.53	7.87	‡
Retirement Class	3/31/2006	0.14	6.81	9.42	7.69
Retail Class	3/31/2006	0.04	6.78	9.41	7.78
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	0.86	7.32	9.78	7.74	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

12	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

High-yield bond issuance increases

New issuance in the high-yield bond market was strong in April, May and June. Yields hit new lows, which led more opportunistic issuers to take advantage of attractive lending rates and ongoing demand. In August, however, as uncertainty crept back into the market environment, issuance slowed significantly before rebounding in September. Overall, new high-yield debt issuance totaled more than $167 billion over the six months, up from $159 billion over the same period in 2013.

Over the period, investors favored higher-rated bonds over more speculative higher-yielding securities. Bonds rated BB and B performed best, returning 1.4% and 0.3%, respectively. Lower-quality bonds (those rated CCC and below) lost 1.0%. High-yield default rates in the United States were a bright spot as they remained near historical lows, ending September at 1.7%, according to Moody’s Investor Service.

The fund trails its benchmark in an uncertain environment

For the six months, the High-Yield Fund trailed its benchmark due to disappointing sector selections and allocations. Conversely, security selections were modestly beneficial.

Sector positions that detracted most from the fund’s relative returns were energy exploration and production, banking, and gas distribution. These negative effects were partly offset by favorable investments in the health services, food and drug retail, and machinery sectors.

Among individual security allocations, the biggest drag on relative performance came from Arch Coal and SandRidge Energy in the energy sector and Post Holdings, Inc., a consumer products food company.

The largest positive contributions came from overweight positions in Community Health Systems, a healthcare service provider, and Neovia, a replacement parts logistics provider to the automotive and industrial after-market. The absence from the fund of benchmark holding Cliff’s Natural Resources also helped to offset some of its losses. An out-of-benchmark position in food and drug retailer Albertson’s Holdings further augmented relative performance.

Expense example

Six months ended September 30, 2014

High-Yield Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,001.70	$1.81
Premier Class	1,000.00	1,000.97	2.56
Retirement Class	1,000.00	1,001.43	3.06
Retail Class	1,000.00	1,000.45	3.21
5% annual hypothetical return
Institutional Class	1,000.00	1,023.26	1.83
Premier Class	1,000.00	1,022.51	2.59
Retirement Class	1,000.00	1,022.01	3.09
Retail Class	1,000.00	1,021.86	3.24

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	13

Inflation-Linked Bond Fund

Portfolio composition

% of net assets as of 9/30/2014
U.S. Treasury securities	97.9
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2014
1–3 years	19.4
3–5 years	17.0
5–10 years	36.4
Over 10 years	27.2
Total	100.0

Performance for the six months ended September 30, 2014

The Inflation-Linked Bond Fund returned 1.57% for the Institutional Class, compared with the 1.69% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended September 30, 2014, the fund rose 1.39%, versus 1.59% for the index. The table below includes performance data for all share classes of the fund.

TIPS advance on the heels of falling oil prices and job growth

At the start of September, year-over-year inflation, as measured by the Consumer Price Index, was 1.7%, compared with 2.0% in April. Crude oil prices, a commonly used indicator of current inflationary pressures, shifted up and down during the six-month period before ultimately falling 9%. The price of oil per barrel began the period at nearly $100, rose to more than $105 by the end of June, before falling to $91 a barrel on September 30.

The decline in overall inflation provided evidence of improvements in the U.S. economy. Other positive factors signaling that the economy was gaining traction included appreciation of the U.S. dollar, continued strength in the housing market and a decline in the unemployment rate, which fell below 6% for the first time since the 2008 recession as employers added 248,000 jobs in September. Furthermore, the nation’s gross domestic product, which measures the value of all goods and services produced in the United States, rose at an annual rate of 4.6% in the second quarter—a significant improvement over the 2.1% decline in the prior one. This increase was reflected in part by positive contributions from personal consumption expenditures and exports.

Although inflation remained well below its target rate of 2.5%, the Federal Reserve prepared to end its long-term bond buying program by year-end as the U.S. economy appeared to move closer to a self-sustaining recovery. Fears that

Performance as of September 30, 2014

		Total return		Average annual total return
Inflation-Linked Bond Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	1.57%	1.39%	4.27%	4.35%
Premier Class	9/30/2009	1.50	1.23	4.09	4.26	*
Retirement Class	3/31/2006	1.51	1.21	4.01	4.16	*
Retail Class	10/1/2002	1.44	1.19	4.00	4.15
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	1.69	1.59	4.48	4.63

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier and Retirement classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retirement classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

the pace of interest rate increases could happen too quickly caused bonds to sell off in September. TIPS declined 2.50% in the final month of the reporting period, as measured by the TIPS index. However, this short-term volatility did not fully offset prior gains and the asset class advanced for the six months.

TIPS trail the broad bond market

Most segments of the bond market posted positive returns for the six months. Despite concerns over a prolonged rise in U.S. interest rates going forward, longer-term yields held steady and inflation expectations remained tame. The six-month return of the Barclays TIPS index was only about one-half of a percentage point lower than the 2.21% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

For the five years ended September 30, 2014, the Barclays TIPS index gained 4.48%, versus the 4.12% return of the Barclays aggregate index. For the ten years ended September 30, 2014, the Barclays TIPS index achieved gains of 4.63%, versus the 4.62% return of the Barclays aggregate index.

The fund slightly trailed its benchmark

Similar to the performance of the TIPS index, the Inflation-Linked Bond Fund rose more than one-and-one-half percent for the period. Since the fund’s portfolio was similar to that of the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the fund’s performance. The fund slightly trailed its benchmark because of its expense charge. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

During the period, the fund’s portfolio managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This investment strategy helped the fund’s risk and reward characteristics remain in line with those of its benchmark.

Expense example

Six months ended September 30, 2014

Inflation-Linked Bond Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,015.69	$1.31
Premier Class	1,000.00	1,014.96	2.07
Retirement Class	1,000.00	1,015.14	2.58
Retail Class	1,000.00	1,014.44	2.93
5% annual hypothetical return
Institutional Class	1,000.00	1,023.76	1.32
Premier Class	1,000.00	1,023.01	2.08
Retirement Class	1,000.00	1,022.51	2.59
Retail Class	1,000.00	1,022.16	2.94

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.26% for the Institutional Class, 0.41% for the Premier Class, 0.51% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	15

Short-Term Bond Fund

Portfolio composition

% of net assets as of 9/30/2014
Corporate bonds	23.2
Asset-backed securities	21.4
Foreign government & corporate bonds denominated in U.S. dollars	19.7
U.S. Treasury securities	17.2
Commercial mortgage-backed securities	4.9
U.S. agency securities	3.0
Mortgage-backed securities*	2.0
Bank loan obligations	0.8
Municipal bonds	0.4
Short-term investments, other assets & liabilities, net	7.4
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2014
Less than 1 year	14.8
1–3 years	61.9
3–5 years	21.2
5–10 years	2.1
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2014
Aaa/AAA	43.6
Aa/AA	16.4
A/A	16.9
Baa/BBB	17.1
Ba/BB	4.0
B/B	1.9
Below B/B	0.1
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2014

The Short-Term Bond Fund returned 0.46% for the Institutional Class, compared with the 0.36% return of its benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2014, the fund returned 1.44%, versus 0.77% for the index. The table below shows returns for all share classes of the fund.

On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the fund’s benchmark. The change was made because the characteristics of the new benchmark are better aligned with those of the fund. The fund’s duration—a measure of its sensitivity to interest rate changes—typically ranges between one and three years, while the average maturity of its portfolio holdings is no more than three years.

Short-term bonds lag the broad market as economic growth improves

Although inflation remained well below its target rate of 2.5%, the Federal Reserve (Fed) prepared to end its long-term bond buying program by year-end as the U.S. economy appeared to move closer to a self-sustaining recovery. Early in the period, interest rates declined as a result of several factors, including the weaker-than-expected first quarter gross domestic product growth, “dovish” comments from Fed chair Janet Yellen suggesting the Fed would keep rates low even in the face of stronger economic data, and increased demand for safe-haven fixed-income assets amid geopolitical uncertainty and diminished supply. As the period came to an end, however, fears that the pace of interest

Performance as of September 30, 2014

		Total return		Average annual total return
Short-Term Bond Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	3/31/2006	0.46%	1.44%	2.62%	3.51%
Premier Class	9/30/2009	0.39	1.29	2.49	3.43	‡
Retirement Class	3/31/2006	0.33	1.19	2.37	3.26
Retail Class	3/31/2006	0.31	1.13	2.35	3.31
Barclays U.S. 1–3 Year Government/Credit Bond Index§	—	0.36	0.77	1.45	3.08	#
Barclays U.S. 1–5 Year Government/Credit Bond Index§	—	0.60	1.15	2.23	3.73	#

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.
#	Performance is calculated from the inception date of the Institutional Class.

16	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

rate increases could happen too quickly caused bonds to sell off. Short-term Treasuries remained essentially flat for the six months, as the Fed kept its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0%.

During the period, the fund’s benchmark underperformed the 2.21% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Longer-term bonds performed well during the period, as investors became more willing to go farther out on the yield curve amid a strengthening U.S. economy. The yield on the bellwether 10-year U.S. Treasury bond declined from 2.73% on March 31, 2014, to 2.52% as of September 30. Because short-term issues are less sensitive to interest rate moves, they generally experience lower price volatility than their longer-term counterparts. As a result, short-term issues saw less of a performance boost from the declining market interest rates than bonds with longer maturities.

Corporate and government credit and agency securities bolster the index

Representing nearly one-fifth of the benchmark’s total market capitalization at period-end, short-term corporate securities returned 0.54% for the period. Other sectors that performed well included government credit securities, with a return of 0.49%, and government agency securities, which returned 0.41%. Short-term Treasuries, the largest weighting in the index—nearly two-thirds—underperformed with a 0.35% return. Although a very small weighting in the index, municipals were its strongest-performing sector with a return of 1.09%.

Successful sector weightings help the fund outperform

For the period, the fund slightly outperformed its benchmark index largely as a result of advantageous positions in three key sectors. In particular, investments in short-term asset-backed securities, which are not included in the benchmark, made the most significant impact to the fund’s relative return. The next-largest contributor was an overweight position in the strongly performing corporate bond sector. Another out-of-benchmark position in commercial mortgage-backed securities, in which the fund’s holdings returned more than 1.6%, made a solid contribution, as did the fund’s holdings of government agency securities.

The fund was underweighted in short-term U.S. Treasuries, but its ownership of these securities still accounted for the largest detraction from relative returns because they underperformed the broader market. The fund’s small position in cash and other short-term investments also limited relative returns.

Expense example

Six months ended September 30, 2014

Short-Term Bond Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,004.61	$1.41
Premier Class	1,000.00	1,003.86	2.16
Retirement Class	1,000.00	1,003.35	2.66
Retail Class	1,000.00	1,003.05	2.96
5% annual hypothetical return
Institutional Class	1,000.00	1,023.66	1.42
Premier Class	1,000.00	1,022.91	2.18
Retirement Class	1,000.00	1,022.41	2.69
Retail Class	1,000.00	1,022.11	2.99

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.28% for the Institutional Class, 0.43% for the Premier Class, 0.53% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	17

Social Choice Bond Fund

Portfolio composition

% of net assets as of 9/30/2014
Corporate bonds	27.7
Mortgage-backed securities*	16.6
Foreign government & corporate bonds denominated in U.S. dollars	11.0
U.S. Treasury securities	9.9
Municipal bonds	9.1
U.S. agency securities	6.7
Commercial mortgage-backed securities	6.6
Asset-backed securities	3.6
Bank loan obligations	1.5
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	7.2
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2014
Less than 1 year	2.4
1–3 years	18.1
3–5 years	23.1
5–10 years	39.5
Over 10 years	16.9
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2014
Aaa/AAA	38.8
Aa/AA	10.2
A/A	11.4
Baa/BBB	22.3
Ba/BB	5.8
B/B	2.5
Below B/B	2.6
Non-rated	6.4
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2014

The Social Choice Bond Fund returned 3.73% for the Institutional Class, compared with the 2.21% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2014, the fund returned 6.85%, versus 3.96% for the index. The table below shows returns for all share classes of the fund. The fund utilizes certain social criteria, while the benchmark does not.

Bond sectors finish higher across the board

Overall, U.S. fixed-income markets performed well in the first half of the period in the low interest rate environment. Strong fundamentals fueled demand for high-yield and investment-grade corporate bonds in the second calendar quarter. However, in July investors gravitated to U.S. Treasuries in part due to geopolitical concerns. High-yield bonds rose in August but gave up some prior gains in September along with Treasury Inflation-Protected Securities (TIPS), whose performance is linked to inflation. Year-over-year inflation—as measured by the Consumer Price Index—remained subdued, registering at 1.7% for the 12 months ending August 2014, versus a 2.1% annualized rate reported earlier in the period.

In September, the Federal Reserve signaled that it would not likely take action to raise short-term interest rates until mid-2015 and signaled it would stop tapering its monthly purchases of government bonds under its quantitative easing program by late October or November.

Over the period, municipal bonds returned 3.99%, investment-grade issues 2.21%, TIPS 1.69%, high-yield bonds 0.86% and short-term fixed-income securities 0.36%. (Returns are based on the performances of the Barclays 10-Year Municipal Bond Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. TIPS

Performance as of September 30, 2014

		Total return		Average annual total return
Social Choice Bond Fund	Inception date	6 months	1 year	since inception
Institutional Class	9/21/2012	3.73%	6.85%	3.20%
Premier Class	9/21/2012	3.65	6.69	3.05
Retirement Class	9/21/2012	3.60	6.59	2.95
Retail Class	9/21/2012	3.67	6.52	2.86
Barclays U.S. Aggregate Bond Index	—	2.21	3.96	1.26	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	Performance is calculated from the inception date of the Institutional Class.

18	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Index, BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index and Barclays U.S. 1–3 Year Government/Credit Index, respectively.) By comparison, almost all of these sectors finished in negative territory for the same reporting period in 2013. The exception, high-yield bonds, returned about half a percent for the period last year.

Benchmark sectors advance

All major sectors of the Barclays aggregate index rose for the six months. Government credit securities, which made up 5.2% of the total market capitalization of the index on September 30, 2014, performed the best, returning 1.70%. The municipal bond sector rose 2.69%. U.S. mortgage-backed securities, which accounted for 28% of the index as of period-end, returned 2.58%. The corporate bond sector, which made up nearly a quarter of the index, advanced 2.53%. Government agency issues returned 1.74%. U.S. Treasury fixed-income securities, which accounted for more than a third of the index at the period’s close, returned 1.70%.

Successful sector weightings help the fund outperform

The Social Choice Bond Fund outpaced the Barclays U.S. Aggregate Bond Index. Most of the fund’s outperformance resulted from a significant underweight position in U.S. Treasuries, which lagged the broader market. The fund’s overweight positions in the corporate and municipal bond sectors boosted relative performance.

These positive contributions were partly offset by the fund’s underweight in mortgage-backed securities. The fund’s exposure on the yield curve in the government credit sector also detracted from relative returns.

Expense example

Six months ended September 30, 2014

Social Choice Bond Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,037.29	$2.04
Premier Class	1,000.00	1,036.52	2.81
Retirement Class	1,000.00	1,036.03	3.32
Retail Class	1,000.00	1,036.75	3.63
5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	2.03
Premier Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,021.81	3.29
Retail Class	1,000.00	1,021.51	3.60

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	19

Tax-Exempt Bond Fund

Portfolio composition

% of net assets as of 9/30/2014
Municipal bonds	96.2
Short-term investments, other assets & liabilities, net	3.8
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2014
Less than 1 year	0.2
1–3 years	6.0
3–5 years	3.9
5–10 years	52.2
Over 10 years	37.7
Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 9/30/2014
Aaa/AAA	5.3
Aa/AA	50.1
A/A	35.7
Baa/BBB	8.9
Total	100.0

*	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2014

The Tax-Exempt Bond Fund returned 3.50% for the Institutional Class, compared with the 3.99% return of its benchmark, the Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2014, the fund returned 5.20%, versus 7.13% for the index. The table below shows returns for all share classes of the fund.

Municipal bonds outperform other key sectors

Many U.S. fixed-income markets finished higher over the six months in the low-rate environment. The economy continued to move along at a modest pace and inflation remained subdued. During the period, the Federal Reserve signaled that it would not likely take action to raise short-term interest rates until mid-2015 and that it would stop tapering its monthly purchases of government bonds under its quantitative easing program by late October. (Bond prices move opposite to interest rates.)

Throughout the period, the municipal bond market and funds that invest in it continued to benefit from declining bond issuance, positive inflows, favorable credit developments and the low interest rate environment. Over the past year ended September 30, the amount of municipal debt outstanding has fallen by 1.8%. All told, more than $15 billion flowed into municipal bond funds over the recent six-month reporting period. Also, investor sentiment differed in comparison to a year ago. At that time, reports of Detroit’s filing for bankruptcy and concerns about Puerto Rico’s debt burden weighed down the market.

For the six months, tax-exempt bonds outperformed the 2.21% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, as well as many other sectors including high-yield, investment-grade, Treasury Inflation-Protected Securities and

Performance as of September 30, 2014

		Total return		Average annual total return
Tax-Exempt Bond Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	3/31/2006	3.50%	5.20%	4.06%	4.56%
Retail Class	3/31/2006	3.36	4.80	3.82	4.38
Barclays 10-Year Municipal Bond Index	—	3.99	7.13	5.05	5.53	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

20	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

short-term U.S. government fixed-income securities. Municipals also generated consistent quarter-to-quarter performance over the period, returning about 2.5% for the second quarter and approximately 1.5% in the third.

For the five years ended September 30, 2014, the benchmark earned an average annual return of 5.05%, outpacing the broad bond market’s 4.12% return.

All sectors but one post gains

For the reporting period, all but one of the 13 sectors that make up the fund’s benchmark advanced. The biggest contributions came from the healthcare, transportation, industrial revenue, power and special tax sectors. Their returns ranged from 4.0% to 4.6% over the period. Together, these sectors constituted more than two-fifths of the benchmark’s total market capitalization at period-end. During the six months, new municipal bond issuance dropped slightly, totaling $163 billion, versus $165 billion over the same period in 2013.

On September 30, 2014, higher-rated AAA municipal bonds, as measured by the Thomson-Reuters MMD AAA General Obligation 10-year municipal bond average, yielded 1.7%, compared with 2.5% on comparable-maturity U.S. Treasury securities. They yielded 2.5% and 2.7%, respectively, at the beginning of the period.

Fund lags despite its positive performance

For the period, the fund’s underweight positions in transportation, local and power sectors, and overweight in the state sector detracted from the fund’s relative performance. The fund’s overweight positions in the health-care, special tax and education sectors, and slight overweight position and favorable security selection in the leasing sector, helped offset some of these losses.

Expense example

Six months ended September 30, 2014

Tax-Exempt Bond Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,035.03	$1.79
Retail Class	1,000.00	1,033.57	3.21
5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	21

Money Market Fund

Portfolio composition

% of net assets as of 9/30/2014
Commercial paper	41.6
U.S. government agency securities	30.0
U.S. Treasury securities	14.9
Floating-rate securities, government	8.8
Certificates of deposit	4.1
Asset-backed securities	0.6
Total	100.0

Net annualized yield

(for the 7 days ended 9/30/2014)*

	Current yield	Effective yield
Money Market Fund†
Institutional Class	0.00%	0.00%
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages—All Taxable§	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the six months ended September 30, 2014

The Money Market Fund returned 0.00% for the Institutional Class, slightly lagging the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

Supply of money market instruments remained tight

The supply of money market instruments continued to decline during the six-month period, with elevated prices and very low yields. The Federal Reserve’s (Fed) “tapering” program—the Fed’s reduction of its bond purchasing program, designed to keep rates low and stimulate the economy—continued during the period at a rate of $10 billion per month and is nearing completion. Because these purchases are designed to restrain medium- and longer-term interest rates, tapering had little impact on short-term markets.

Short-term Treasury supply continued to decline during the six months, while the commercial paper market also remained tight, with outstanding issuance down by more than $1 trillion since mid-2007. The supply of Treasury bills (T-bills) has been affected recently by the Treasury’s introduction of the 2-year floating-rate note, a security that may soon replace more than 20% of Treasury

Performance as of September 30, 2014

		Total return		Average annual total return
Money Market Fund†	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	0.00%	0.00%	0.05%	1.73%
Premier Class	9/30/2009	0.00	0.00	0.00	1.71	‡
Retirement Class	3/31/2006	0.00	0.00	0.00	1.62	‡
Retail Class	3/31/2006	0.00	0.00	0.00	1.67	‡
iMoneyNet Money Fund
Averages—All Taxable§	—	0.01	0.01	0.03	1.44

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.
§	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†	Beginning August 27, 2013, part or all of the investment management fees of the Institutional, Retail, Retirement and Premier Classes are being voluntarily waived. In addition, the fund’s adviser is reimbursing certain other fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

22	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

bill supply. The impact of low supply was especially evident toward the end of the quarter, as T-bills with maturities through year-end traded at negative levels. Meanwhile, commercial paper issuance is still limited and corresponding yields remain low, as industrial corporations hoard cash and take advantage of low interest rates to issue longer-maturity debt.

Little change in Fed policy keep rates near 0%

The Fed kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% during the period and forecast the rate to remain close to that level at least through the middle of 2015. The three-month LIBOR rate was little changed throughout the period from the 0.24% rate at which it closed on September 30, 2014. (LIBOR is a widely used indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) The three-month T-bill rate declined from 0.04% on April 1, 2014, to 0.02% at period-end. These historically low rates, fostered by tight supply and the current regulatory environment, have helped create stagnation among T-bill and LIBOR instruments.

Fund remains well diversified in a challenging market

Against this backdrop of low rates and little supply, the fund’s managers sought higher-yielding investments while remaining in full compliance with Securities and Exchange Commission regulations. The fund remains committed to holding longer-dated, floating-rate government agency paper (with 1- to 2-year maturities) in order to capture slightly higher yields. However, due to a decline in issuance and unattractive valuations, overall portfolio levels are unlikely to increase. Our commercial paper exposure is diversified across industries and issuers, nearly all of which are U.S.-domiciled. Overseas, European exposure remains limited to select high-quality financial names. The fund’s managers believe that attractive opportunities exist in high-quality issuers such as banks from Chile, South Korea, Japan and Singapore. As of September 30, 2014, the fund’s weighted average maturity was 54 days, versus 45 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the Money Market Fund’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) by TIAA-CREF to prevent the fund’s yield from turning negative.

Expense example

Six months ended September 30, 2014

Money Market Fund	Beginning account value (4/1/14)	Ending account value (9/30/14)	Expenses paid during period* (4/1/14– 9/30/14)
Actual return
Institutional Class	$1,000.00	$1,000.00	$0.55
Premier Class	1,000.00	1,000.00	0.55
Retirement Class	1,000.00	1,000.00	0.55
Retail Class	1,000.00	1,000.00	0.55
5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.56
Premier Class	1,000.00	1,024.52	0.56
Retirement Class	1,000.00	1,024.52	0.56
Retail Class	1,000.00	1,024.52	0.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class, 0.11% for the Premier Class, 0.11% for the Retirement Class and 0.11% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	23

Summary portfolio of investments (unaudited)

Bond Fund  ■  September 30, 2014

Principal	Issuer	Value	% of net assets
	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS	$2,604,095	0.1%
	COMMERCIAL & PROFESSIONAL SERVICES	2,284,106	0.1
	CONSUMER DURABLES & APPAREL	2,471,780	0.1
	CONSUMER SERVICES	2,340,656	0.1
	DIVERSIFIED FINANCIALS	884,817	0.0
	FOOD & STAPLES RETAILING	2,088,618	0.1
	HEALTH CARE EQUIPMENT & SERVICES	7,912,453	0.3
	MATERIALS	2,835,517	0.1
	MEDIA	4,143,489	0.1
	RETAILING	711,876	0.0
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,481,482	0.1
	SOFTWARE & SERVICES	2,401,486	0.1
	TELECOMMUNICATION SERVICES	1,093,719	0.0
	TRANSPORTATION	1,982,760	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $35,620,736)	35,236,854	1.3
	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS	6,409,782	0.2
	BANKS	118,280,507	4.3
	CAPITAL GOODS	26,417,745	1.0
	COMMERCIAL & PROFESSIONAL SERVICES	12,345,244	0.5
	CONSUMER DURABLES & APPAREL	3,041,475	0.1
	CONSUMER SERVICES	7,060,518	0.2
	DIVERSIFIED FINANCIALS	111,567,596	4.1
	ENERGY	92,049,502	3.3
	FOOD & STAPLES RETAILING	6,598,264	0.2
	FOOD, BEVERAGE & TOBACCO	20,113,743	0.7
	HEALTH CARE EQUIPMENT & SERVICES	22,600,864	0.8
	HOUSEHOLD & PERSONAL PRODUCTS	3,720,491	0.1
	INSURANCE	55,934,156	2.0
	MATERIALS	58,614,936	2.1
	MEDIA	55,727,035	2.1
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	24,062,045	0.9
	REAL ESTATE	31,519,239	1.1
	RETAILING	28,505,821	1.1
	SOFTWARE & SERVICES	14,011,850	0.5
	TECHNOLOGY HARDWARE & EQUIPMENT	24,190,763	0.9

Principal		Issuer	Value	% of net assets
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
$23,719,000		0.700%–6.550%, 11/02/15–08/21/54	$25,171,060	1.0%
		Other	30,304,932	1.0
			55,475,992	2.0

TRANSPORTATION			22,662,183	0.8

UTILITIES			84,141,329	3.1
	TOTAL CORPORATE BONDS (Cost $866,557,985)		885,051,080	32.1
GOVERNMENT BONDS
AGENCY SECURITIES			16,234,812	0.4
FOREIGN GOVERNMENT BONDS			81,320,731	3.2
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
13,000,000	h	3.500%, 10/15/44	13,268,632	0.5
		Federal National Mortgage Association (FNMA)
15,000,000	h	3.000%, 10/25/29	15,450,000	0.5
17,000,000	h	2.500%, 11/25/29	17,055,117	0.6
12,036,688		5.500%, 12/01/41	13,674,538	0.5
20,000,000	h	3.000%, 10/25/44	19,715,624	0.7
14,000,000	h	3.500%, 10/25/44	14,309,532	0.5
15,000,000	h	4.000%, 10/25/44	15,807,188	0.6
36,000,000	h	3.000%, 11/25/44	35,388,279	1.3
21,000,000	h	3.500%, 11/25/44	21,401,954	0.8
198,604,758		2.008%–8.000%, 10/01/16–11/25/44	210,933,520	7.6
		Government National Mortgage Association (GNMA)
32,000,000	h	3.500%, 10/20/44	33,064,998	1.2
25,000,000	h	4.000%, 10/20/44	26,494,138	0.9
14,000,000	h	4.500%, 10/20/44	15,183,437	0.5
		Other	57,880,844	2.2
			509,627,801	18.4
MUNICIPAL BONDS
		Florida Hurricane Catastrophe Fund Finance Corp
21,000,000		1.298%, 07/01/16	21,073,290	0.8
		State of Illinois
12,000,000		4.350%, 06/01/18	12,513,720	0.4
		Other	35,818,024	1.3
			69,405,034	2.5
U.S. TREASURY SECURITIES
		United States Treasury Bond
22,001,000		4.500%, 02/15/36	27,154,052	1.0
41,900,000		3.125%, 08/15/44	41,232,198	1.5
		United States Treasury Note
48,000,000		0.375%, 03/31/16	48,011,232	1.7
32,825,000		0.375%, 04/30/16	32,812,166	1.2
32,000,000		0.375%, 05/31/16	31,967,488	1.2
38,400,000		0.500%, 06/30/16	38,422,502	1.4
57,504,000		0.500%, 07/31/16	57,510,728	2.1
29,000,000		0.500%, 08/31/16	28,970,536	1.0
42,165,000		1.000%, 09/15/17	42,099,138	1.5
38,758,700		1.500%, 08/31/18	38,740,522	1.4
55,539,900		1.375%, 09/30/18	55,192,776	2.0
30,000,000		2.375%, 12/31/20	30,475,770	1.1
19,475,000		2.000%, 02/28/21	19,309,151	0.7
20,003,000		2.375%, 08/15/24	19,771,725	0.7

24	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$30,053,900		0.875%–2.625%, 04/15/17–08/31/21	$29,960,997	1.1%
		Other	17,977,261	0.6
			559,608,242	20.2
	TOTAL GOVERNMENT BONDS
		(Cost $1,228,458,180)	1,236,196,620	44.7
STRUCTURED ASSETS
ASSET BACKED
		Capital Auto Receivables Asset Trust
		Series 2013-3 (Class A2)
26,606,000		1.040%, 11/21/16	26,699,627	1.0
		Capital Automotive REIT
		Series 2012-1A (Class A)
11,621,872	g,m	4.700%, 07/15/42	11,956,001	0.4
		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
22,919,450	g	5.216%, 01/25/42	24,206,560	0.9
		Hertz Vehicle Financing LLC
		Series 0-2A (Class B2)
15,190,000	g	5.930%, 03/25/16	15,368,179	0.6
		Santander Drive Auto Receivables Trust
		Series 2014-3 (Class A2A)
19,000,000		0.540%, 08/15/17	19,000,532	0.7
		Series 2012-2 (Class D)
19,750,000		3.870%, 02/15/18	20,473,561	0.7
		Other	184,886,580	6.2
			302,591,040	10.5
OTHER MORTGAGE BACKED
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
19,585,000		5.509%, 09/15/39	20,969,170	0.8
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
24,235,000		5.383%, 12/15/43	25,932,807	0.9
		Series 2007-C34 (Class AJ)
17,750,038	i	6.146%, 05/15/46	18,287,296	0.7
		Series 2007-C32 (Class AJ)
21,225,000	i	5.750%, 06/15/49	21,722,535	0.8
		Other	115,088,713	4.1
			202,000,521	7.3
	TOTAL STRUCTURED ASSETS
		(Cost $499,525,355)	504,591,561	17.8
	TOTAL BONDS
		(Cost $2,594,541,520)	2,625,839,261	94.6

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$20,000,000	d	0.077%, 11/05/14	$19,998,503	0.7%
25,000,000		0.103%, 01/21/15	24,998,600	0.9
15,800,000		0.065%, 10/03/14	15,799,943	0.6
		Federal National Mortgage Association (FNMA)
27,000,000		0.100%, 03/02/15	26,996,571	0.9
		Other	18,698,475	0.7
			106,492,092	3.8
TREASURY DEBT
		United States Treasury Bill
14,000,000	d	0.073%, 11/13/14	13,998,788	0.5
16,000,000	d	0.050%–0.098%, 02/05/15	15,998,736	0.6
30,000,000		0.030%, 02/12/15	29,997,780	1.1
14,600,000	d	0.087%–0.090%, 04/02/15	14,596,846	0.5
15,900,000	d	0.078%–0.090%, 04/30/15	15,896,502	0.6
36,000,000	d	0.096%–0.101%, 06/25/15	35,987,328	1.3
62,000,000	d	0.073%–0.103%, 07/23/15	61,972,038	2.2
69,500,000	d	0.091%–0.106%, 08/20/15	69,453,226	2.5
		Other	28,695,615	1.0
			286,596,859	10.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $393,020,978)		393,088,951	14.1
	TOTAL PORTFOLIO (Cost $3,023,183,234)		3,054,165,066	110.0
	OTHER ASSETS & LIABILITIES, NET		(278,859,410)	(10.0)
	NET ASSETS		$2,775,305,656	100.0%

Abbreviation(s):

REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities, including those in “Other,” was $417,804,771 or 15.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	25

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2014

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$6,244,962	0.1%
BANKS
	Bank of America Corp
$24,695,000	1.250%–6.500%, 09/01/15–04/01/44	25,576,491	0.4
	JPMorgan Chase & Co
26,553,000	1.100%–6.000%, 06/24/15–12/30/49	27,306,923	0.5
	Other	124,673,081	2.3
		177,556,495	3.2
CAPITAL GOODS		44,629,360	0.8
COMMERCIAL & PROFESSIONAL SERVICES		22,484,701	0.4
CONSUMER DURABLES & APPAREL		4,113,378	0.1
CONSUMER SERVICES		14,600,122	0.3
DIVERSIFIED FINANCIALS
	Goldman Sachs Group, Inc
21,650,000	1.600%–7.500%, 11/23/15–07/08/44	23,426,824	0.4
	Other	192,411,964	3.5
		215,838,788	3.9
ENERGY		143,364,579	2.6
FOOD & STAPLES RETAILING		11,380,430	0.2
FOOD, BEVERAGE & TOBACCO		60,129,567	1.1
HEALTH CARE EQUIPMENT & SERVICES		28,796,592	0.5
HOUSEHOLD & PERSONAL PRODUCTS		8,865,239	0.2
INSURANCE		66,346,549	1.2
MATERIALS		63,638,781	1.2
MEDIA		50,421,487	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		56,883,332	1.0
REAL ESTATE		32,868,271	0.6
RETAILING		37,582,111	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		7,354,932	0.1
SOFTWARE & SERVICES		33,060,588	0.6
TECHNOLOGY HARDWARE & EQUIPMENT		33,725,376	0.6
TELECOMMUNICATION SERVICES		73,604,282	1.4
TRANSPORTATION		34,169,066	0.6
UTILITIES		118,950,504	2.2
	TOTAL CORPORATE BONDS
	(Cost $1,319,535,893)	1,346,609,492	24.5
GOVERNMENT BONDS
AGENCY SECURITIES
	Federal Home Loan Mortgage Corp (FHLMC)
16,736,000	5.125%, 10/18/16	18,243,913	0.3
20,000,000	0.875%, 03/07/18	19,659,420	0.4

Principal	Issuer	Value	% of net assets
AGENCY SECURITIES—continued
	Federal National Mortgage Association (FNMA)
$77,015,000	0.000%–6.625%, 11/20/14–07/15/37	$79,445,916	1.4%
	Other	66,380,182	1.3
		183,729,431	3.4
FOREIGN GOVERNMENT BONDS		201,363,359	3.7
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
18,484,598	3.000%, 04/01/43	18,275,772	0.3
379,351,654	2.500%–8.000%, 01/01/16–06/01/44	398,243,475	7.3
	Federal National Mortgage Association (FNMA)
18,967,690	3.500%, 07/01/42	19,424,297	0.4
18,326,692	3.000%, 02/01/43	18,105,767	0.3
648,828,458	1.738%–8.000%, 04/01/16–09/01/44	678,859,076	12.4
	Government National Mortgage Association (GNMA)
21,900,572	3.500%, 07/20/44	22,676,160	0.4
382,403,060	2.000%–8.500%, 02/15/18–06/20/44	404,341,377	7.4
	Other	5,824,800	0.1
		1,565,750,724	28.6
MUNICIPAL BONDS		54,654,346	1.0
U.S. TREASURY SECURITIES
	United States Treasury Bond
16,000,000	5.250%, 11/15/28	20,584,992	0.4
26,060,000	5.250%, 02/15/29	33,552,250	0.6
19,429,000	5.375%, 02/15/31	25,716,108	0.5
36,983,000	3.500%, 02/15/39	39,346,436	0.7
26,350,000	4.375%, 05/15/41	32,319,909	0.6
129,840,000	2.750%–4.750%, 02/15/36–08/15/44	140,431,443	2.6
	United States Treasury Note
27,300,000	1.250%, 10/31/15	27,617,799	0.5
20,000,000	0.375%, 11/15/15	20,040,620	0.4
23,550,000	1.375%, 11/30/15	23,869,220	0.4
59,000,000	0.375%, 01/15/16	59,085,255	1.1
40,000,000	0.250%, 02/29/16	39,967,200	0.7
22,000,000	0.500%, 06/15/16	22,020,636	0.4
19,000,000	0.625%, 08/15/16	19,027,455	0.3
23,050,000	1.000%, 10/31/16	23,213,862	0.4
27,000,000	0.625%, 11/15/16	26,966,250	0.5
50,300,000	0.875%, 01/31/17	50,394,312	0.9
20,000,000	0.750%, 03/15/17	19,962,500	0.4
21,300,000	1.000%, 03/31/17	21,364,901	0.4
30,400,000	0.625%, 05/31/17	30,136,371	0.5
20,200,000	0.500%, 07/31/17	19,893,849	0.4
61,750,000	0.750%, 10/31/17	60,968,492	1.1
20,500,000	0.625%, 11/30/17	20,130,037	0.4
31,000,000	0.750%, 12/31/17	30,505,922	0.6
21,000,000	0.875%, 01/31/18	20,722,737	0.4
31,000,000	0.750%, 02/28/18	30,409,078	0.6
23,000,000	0.750%, 03/31/18	22,525,625	0.4
72,000,000	1.000%, 05/31/18	70,925,616	1.3
40,350,000	1.500%, 08/31/18	40,331,076	0.7
22,000,000	1.375%, 09/30/18	21,862,500	0.4
28,000,000	1.250%, 10/31/18	27,650,000	0.5
33,500,000	1.250%, 11/30/18	33,039,375	0.6
25,000,000	1.500%, 12/31/18	24,875,000	0.5
25,000,000	1.500%, 01/31/19	24,843,750	0.4
30,000,000	1.500%, 02/28/19	29,786,730	0.5
36,000,000	1.625%, 03/31/19	35,898,768	0.7
20,000,000	1.625%, 04/30/19	19,925,000	0.4

26	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund  ■  September 30, 2014

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$40,750,000	1.500%, 05/31/19	$40,326,567	0.7%
40,000,000	1.625%, 06/30/19	39,787,520	0.7
18,000,000	1.625%, 07/31/19	17,887,500	0.3
50,500,000	1.625%, 08/31/19	50,152,812	0.9
40,000,000	1.750%, 09/30/19	39,946,880	0.7
27,610,000	2.125%, 08/15/21	27,471,950	0.5
13,379,100	8.000%, 11/15/21	18,513,330	0.3
26,000,000	2.500%, 05/15/24	26,016,250	0.5
25,000,000	2.375%, 08/15/24	24,710,950	0.4
465,050,100	0.250%–9.000%, 03/31/15–11/15/23	469,548,801	8.5
		1,964,273,634	35.7
	TOTAL GOVERNMENT BONDS (Cost $3,948,465,275)	3,969,771,494	72.4
STRUCTURED ASSETS
ASSET BACKED		42,407,698	0.8
OTHER MORTGAGE BACKED		96,781,917	1.8
	TOTAL STRUCTURED ASSETS (Cost $138,580,617)	139,189,615	2.6
	TOTAL BONDS (Cost $5,406,581,785)	5,455,570,601	99.5
SHORT-TERM INVESTMENTS
TREASURY DEBT		3,598,376	0.1
		3,598,376	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,596,976)	3,598,376	0.1
	TOTAL PORTFOLIO (Cost $5,410,178,761)	5,459,168,977	99.6
	OTHER ASSETS & LIABILITIES, NET	23,545,871	0.4
	NET ASSETS	$5,482,714,848	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/2014, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $20,447,520 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	27

Summary portfolio of investments (unaudited)

Bond Plus Fund  ■  September 30, 2014

Principal	Issuer	Value	% of net assets
	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS	$4,929,065	0.2%
	CAPITAL GOODS	5,208,960	0.2
	COMMERCIAL & PROFESSIONAL SERVICES	3,943,828	0.1
	CONSUMER DURABLES & APPAREL	4,572,173	0.2
	CONSUMER SERVICES	13,525,237	0.5
	DIVERSIFIED FINANCIALS	3,996,239	0.2
	ENERGY	2,680,553	0.1
	FOOD & STAPLES RETAILING	5,783,989	0.2
	FOOD, BEVERAGE & TOBACCO	2,240,588	0.1
	HEALTH CARE EQUIPMENT & SERVICES	12,395,984	0.4
	INSURANCE	1,184,068	0.1
	MATERIALS	5,924,177	0.2
	MEDIA	7,936,098	0.4
	RETAILING	3,125,439	0.2
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,111,112	0.1
	SOFTWARE & SERVICES	14,811,455	0.6
	TECHNOLOGY HARDWARE & EQUIPMENT	1,944,069	0.1
	TELECOMMUNICATION SERVICES	1,346,841	0.0
	UTILITIES	242,381	0.0
	TOTAL BANK LOAN OBLIGATIONS (Cost $100,054,508)	98,902,256	3.9
	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS	8,910,503	0.3
BANKS
	Citigroup, Inc
$8,975,000	1.300%, 11/15/16	8,976,759	0.3
	Other	157,708,551	6.2
		166,685,310	6.5
	CAPITAL GOODS	27,890,245	1.1
	COMMERCIAL & PROFESSIONAL SERVICES	23,492,751	1.0
	CONSUMER DURABLES & APPAREL	6,449,203	0.2
	CONSUMER SERVICES	28,854,718	1.2
	DIVERSIFIED FINANCIALS	109,522,361	4.2
	ENERGY	112,082,002	4.4
	FOOD & STAPLES RETAILING	6,100,672	0.3
	FOOD, BEVERAGE & TOBACCO	20,006,580	0.8
	HEALTH CARE EQUIPMENT & SERVICES	32,239,476	1.3
	HOUSEHOLD & PERSONAL PRODUCTS	2,783,500	0.1

Principal		Issuer	Value	% of net assets
INSURANCE			$35,306,158	1.3%
MATERIALS			74,561,927	3.0
MEDIA			67,100,931	2.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			23,886,251	0.9
REAL ESTATE			20,773,923	0.8
RETAILING			23,402,888	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			994,350	0.1
SOFTWARE & SERVICES			24,288,031	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			38,483,268	1.5
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
$24,018,000		0.700%–6.550%, 11/02/15–08/21/54	25,355,209	1.0
		Other	39,131,528	1.6
			64,486,737	2.6
TRANSPORTATION			25,492,228	1.0
UTILITIES			86,856,339	3.6
	TOTAL CORPORATE BONDS
		(Cost $1,017,115,891)	1,030,650,352	40.4
GOVERNMENT BONDS
AGENCY SECURITIES
		Private Export Funding Corp (PEFCO)
7,500,000		2.250%, 03/15/20	7,514,205	0.3
		Other	11,130,145	0.4
			18,644,350	0.7
FOREIGN GOVERNMENT BONDS
		Turkey Government International Bond
7,150,000		6.750%, 04/03/18	7,918,625	0.3
		Other	120,495,898	4.8
			128,414,523	5.1
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
18,548,219		4.000%, 03/15/40	19,850,286	0.8
		Federal Home Loan Mortgage Corp Gold (FGLMC)
7,000,000	h	4.000%, 10/15/44	7,369,684	0.3
		Federal National Mortgage Association (FNMA)
13,000,000	h	3.000%, 10/25/29	13,390,000	0.5
6,878,107		5.500%, 12/01/41	7,814,022	0.3
9,779,790		3.000%, 09/01/42	9,663,918	0.4
8,689,286		3.000%, 01/01/43	8,585,437	0.3
11,011,858		3.000%, 02/01/43	10,879,112	0.4
7,143,384		3.000%, 03/01/43	7,285,277	0.3
16,000,000	h	3.500%, 10/25/44	16,353,750	0.6
24,000,000	h	4.000%, 10/25/44	25,291,500	1.0
9,000,000	h	4.500%, 10/25/44	9,710,156	0.4
10,000,000	h	5.000%, 10/25/44	11,033,437	0.4
22,000,000	h	3.500%, 11/25/44	22,421,094	0.9
13,000,000	h	4.000%, 11/25/44	13,658,937	0.5
31,000,000	h	4.500%, 11/25/44	33,360,116	1.3
18,000,000	h	5.000%, 11/25/44	19,818,351	0.8
138,008,721		2.129%–9.000%, 01/01/15–11/25/44	142,789,870	5.6

28	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED—continued
		Government National Mortgage Association (GNMA)
$15,259,800		5.000%, 07/20/39	$16,789,870	0.7%
29,000,000	h	3.500%, 10/20/44	29,965,155	1.2
11,000,000	h	4.000%, 10/20/44	11,657,420	0.5
13,000,000	h	4.500%, 10/20/44	14,098,906	0.5
		Other	25,964,039	1.0
			477,750,337	18.7
MUNICIPAL BONDS
		Dallas Independent School District
7,500,000		5.049%, 08/15/33	7,990,050	0.3
		Other	97,513,567	3.8
			105,503,617	4.1
U.S. TREASURY SECURITIES
		United States Treasury Bond
8,630,000		2.875%, 05/15/43	8,083,885	0.3
31,510,000		3.375%, 05/15/44	32,534,075	1.3
30,000,000		3.125%, 08/15/44	29,521,860	1.1
		United States Treasury Note
18,560,000		1.000%, 09/15/17	18,531,009	0.7
45,540,000		1.625%, 07/31/19	45,255,375	1.8
30,879,000		1.625%, 08/31/19	30,666,707	1.2
19,485,000		2.000%, 07/31/20	19,491,079	0.8
7,500,000		2.125%, 08/31/20	7,539,840	0.3
10,000,000		1.750%, 10/31/20	9,811,720	0.4
10,000,000		2.375%, 12/31/20	10,158,590	0.4
41,020,000		2.000%, 08/31/21	40,465,574	1.6
24,000,000		8.000%, 11/15/21	33,210,000	1.3
7,795,000		2.375%, 08/15/24	7,704,874	0.3
		Other	22,367,332	0.8
			315,341,920	12.3

	TOTAL GOVERNMENT BONDS (Cost $1,035,745,267)		1,045,654,747	40.9
STRUCTURED ASSETS
ASSET BACKED
		HLSS Servicer Advance Receivables Backed Notes
		Series 2014-T1 (Class AT1)
10,000,000	g	1.244%, 01/17/45	10,006,000	0.4
		Other	127,643,099	4.8
			137,649,099	5.2
OTHER MORTGAGE BACKED
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C32 (Class AJ)
16,875,000	i	5.750%, 06/15/49	16,474,598	0.6
		Other	106,271,488	4.2
			122,746,086	4.8
	TOTAL STRUCTURED ASSETS (Cost $254,880,458)		260,395,185	10.0
	TOTAL BONDS (Cost $2,307,741,616)		2,336,700,284	91.3

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$10,000,000		0.085%, 11/12/14	$9,999,008	0.4%
			9,999,008	0.4
TREASURY DEBT
		United States Treasury Bill
8,000,000		0.030%, 11/06/14	7,999,760	0.3
11,500,000	d	0.046%, 11/20/14	11,499,265	0.4
91,000,000	d	0.050%–0.098%, 02/05/15	90,992,811	3.6
16,000,000		0.030%, 02/12/15	15,998,816	0.6
25,700,000	d	0.080%–0.093%, 03/05/15	25,696,685	1.0
25,000,000		0.030%, 03/26/15	24,996,650	1.0
40,100,000	d	0.090%–0.100%, 04/30/15	40,091,178	1.6
12,400,000	d	0.090%–0.095%, 05/28/15	12,396,912	0.5
111,500,000	d	0.075%–0.108%, 07/23/15	111,449,714	4.4
46,000,000		0.091%–0.096%, 08/20/15	45,969,042	1.8
		Other	18,698,067	0.7
			405,788,900	15.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $415,702,208)		415,787,908	16.3
	TOTAL PORTFOLIO (Cost $2,823,498,332)		2,851,390,448	111.5
	OTHER ASSETS & LIABILITIES, NET		(293,813,836)	(11.5)
	NET ASSETS		$2,557,576,612	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities, including those in “Other,” was $447,810,930 or 17.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	29

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS
		Gates Global LLC
$19,950,000	i	4.250%, 07/03/21	$19,571,748	0.8%
			19,571,748	0.8
CAPITAL GOODS			19,551,896	0.7
COMMERCIAL & PROFESSIONAL SERVICES
		Capital Safety North America
14,747,804	i	3.750%, 03/29/21	14,338,552	0.6
		Other	9,286,250	0.4
			23,624,802	1.0
CONSUMER DURABLES & APPAREL
		Otter Products LLC
15,960,000	i	5.750%, 06/03/20	15,800,400	0.6
		Other	10,536,897	0.3
			26,337,297	0.9
CONSUMER SERVICES
		Spin Holdco, Inc
19,877,613	i	4.250%, 11/14/19	19,492,583	0.8
		Other	45,746,620	1.7
			65,239,203	2.5
DIVERSIFIED FINANCIALS
		TransUnion LLC
15,249,250	i	4.000%, 04/09/21	14,991,995	0.6
			14,991,995	0.6
ENERGY
		Arch Coal, Inc
16,617,949	i	6.250%, 05/16/18	15,189,803	0.6
			15,189,803	0.6
FOOD & STAPLES RETAILING
		Albertson’s Holdings LLC
27,650,000	i	4.500%, 08/25/21	27,500,137	1.1
		Other	12,953,750	0.5
			40,453,887	1.6
HEALTH CARE EQUIPMENT & SERVICES			28,569,785	1.1
INSURANCE
		Compass Investors, Inc
13,889,293	i	4.250%, 12/27/19	13,628,869	0.5
			13,628,869	0.5
MATERIALS			37,363,096	1.4
MEDIA
		Visant Corp
21,000,000	h,i	7.000%, 09/23/21	20,724,480	0.8
		Other	18,259,645	0.7
			38,984,125	1.5
Principal		Issuer	Value	% of net assets
RETAILING
		Academy Ltd
$13,695,377	i	4.500%, 08/03/18	$13,541,304	0.5%
		Other	6,969,410	0.3
			20,510,714	0.8
SOFTWARE & SERVICES
		Asurion LLC
16,800,000	i	8.500%, 03/03/21	16,952,208	0.7
		Evergreen Skills Lux S.a.r.l.
22,000,000	i	7.750%, 04/28/22	21,120,000	0.8
		Other	35,905,252	1.3
			73,977,460	2.8
TECHNOLOGY HARDWARE & EQUIPMENT			19,519,855	0.8
TELECOMMUNICATION SERVICES			11,642,318	0.4
UTILITIES			4,362,857	0.2
	TOTAL BANK LOAN OBLIGATIONS
		(Cost $479,441,682)	473,519,710	18.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			36,560,719	1.4
BANKS			59,320,121	2.3
CAPITAL GOODS
		Stena AB
14,130,000	g	7.000%, 02/01/24	14,695,200	0.5
		Other	32,043,412	1.3
			46,738,612	1.8
COMMERCIAL & PROFESSIONAL SERVICES
		RR Donnelley & Sons Co
12,825,000		7.875%, 03/15/21	14,075,438	0.5
		SPL Logistics Escrow LLC
19,200,000	g	8.875%, 08/01/20	20,880,000	0.8
		Other	55,417,781	2.1
			90,373,219	3.4
CONSUMER DURABLES & APPAREL
		KB Home
14,250,000		7.000%, 12/15/21	14,855,625	0.5
		Other	35,644,875	1.4
			50,500,500	1.9
CONSUMER SERVICES
		1011778 BC / New Red Fin
25,000,000	g,h	6.000%, 04/01/22	24,843,750	1.0
		Penn National Gaming, Inc
15,050,000		5.875%, 11/01/21	13,883,625	0.5
		Six Flags Entertainment Corp
14,435,000	g	5.250%, 01/15/21	14,001,950	0.5
		Other	40,626,015	1.6
			93,355,340	3.6

30	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS
		ILFC E-Capital Trust I
$16,068,000	g,i	4.840%, 12/21/65	$15,144,090	0.6%
		SLM Corp
32,425,000		4.875%–6.125%, 01/15/19–03/25/24	32,451,500	1.2
		Other	84,690,000	3.3
			132,285,590	5.1
ENERGY
		Calumet Specialty Products Partners LP
20,960,000	g	6.500%, 04/15/21	19,912,000	0.8
		Exterran Partners LP
14,900,000		6.000%, 04/01/21	14,490,250	0.5
		Halcon Resources Corp
13,300,000		8.875%, 05/15/21	13,100,500	0.5
		Oasis Petroleum, Inc
13,900,000		6.875%, 03/15/22	14,664,500	0.6
		SandRidge Energy, Inc
18,170,000		7.500%, 03/15/21	17,715,750	0.7
		Whiting Petroleum Corp
15,900,000		5.000%, 03/15/19	16,337,250	0.6
		Other	233,451,240	9.0
			329,671,490	12.7
FOOD & STAPLES RETAILING
		Ingles Markets, Inc
13,435,000		5.750%, 06/15/23	13,502,175	0.5
			13,502,175	0.5
FOOD, BEVERAGE & TOBACCO
		Post Holdings, Inc
15,335,000		7.375%, 02/15/22	15,181,650	0.6
		Other	19,119,720	0.7
			34,301,370	1.3
HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems
13,950,000		8.000%, 11/15/19	14,894,415	0.5
27,275,000	g	6.875%, 02/01/22	28,366,000	1.1
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,300,000	0.6
		Tenet Healthcare Corp
13,800,000	g	5.000%, 03/01/19	13,627,500	0.5
16,000,000		8.125%, 04/01/22	17,560,000	0.7
		Other	77,562,127	3.0
			167,310,042	6.4
HOUSEHOLD & PERSONAL PRODUCTS
		Reynolds Group Issuer, Inc
17,125,000		5.750%, 10/15/20	17,424,687	0.6
		Other	4,476,000	0.2
			21,900,687	0.8
INSURANCE			22,925,750	0.9
Principal		Issuer	Value	% of net assets
MATERIALS
		Eldorado Gold Corp
$14,400,000	g	6.125%, 12/15/20	$14,292,000	0.5%
		Hexion US Finance Corp
18,710,000		6.625%, 04/15/20	18,803,550	0.7
		Other	101,830,310	3.9
			134,925,860	5.1
MEDIA
		AMC Entertainment, Inc
15,000,000		5.875%, 02/15/22	15,112,500	0.6
		Clear Channel Worldwide Holdings, Inc
13,110,000		7.625%, 03/15/20	13,601,625	0.5
		Numericable Group S.A.
17,000,000	g	6.000%, 05/15/22	17,127,500	0.7
		Other	145,605,652	5.6
			191,447,277	7.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Valeant Pharmaceuticals International, Inc
14,200,400	g	6.375%, 10/15/20	14,590,911	0.6
		Other	32,511,832	1.2
			47,102,743	1.8
RETAILING
		Asbury Automotive Group, Inc
12,500,000		8.375%, 11/15/20	13,375,000	0.5
		Other	31,372,950	1.3
			44,747,950	1.8
SOFTWARE & SERVICES			47,190,250	1.8
TECHNOLOGY HARDWARE & EQUIPMENT			15,330,000	0.5
TELECOMMUNICATION SERVICES
		CommScope Holding Co, Inc
14,800,000	g,o	6.625%, 06/01/20	15,244,000	0.6
		Kratos Defense & Security Solutions, Inc
14,000,000	g	7.000%, 05/15/19	13,895,000	0.5
		Sprint Corp
12,825,000	g	7.250%, 09/15/21	13,354,031	0.5
14,250,000	g	7.125%, 06/15/24	14,356,875	0.6
		T-Mobile USA, Inc
35,750,000		5.250%–6.836%, 09/01/18–03/01/25	36,313,500	1.4
		Wind Acquisition Finance S.A.
14,125,000	g	4.750%, 07/15/20	13,560,000	0.5
		Windstream Corp
14,250,000		7.750%, 10/01/21	15,176,250	0.6
		Other	163,772,225	6.3
			285,671,881	11.0
TRANSPORTATION
		Bombardier, Inc
30,675,000		4.750%–7.750%, 03/15/18–01/15/23	31,540,106	1.2
		Gulfmark Offshore, Inc
17,920,000		6.375%, 03/15/22	17,292,800	0.7
		Other	13,950,688	0.6
			62,783,594	2.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	31

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2014

Principal	Issuer	Value	% of net assets
UTILITIES
	Ferrellgas Partners LP
$13,373,000	8.625%, 06/15/20	$13,907,920	0.5%
	NRG Energy, Inc
33,070,000	6.250%–8.250%, 09/01/20–05/01/24	34,480,875	1.3
	Other	72,342,623	2.9
		120,731,418	4.7
	TOTAL CORPORATE BONDS (Cost $2,033,810,258)	2,048,676,588	78.7

	TOTAL BONDS (Cost $2,033,810,258)	2,048,676,588	78.7

Shares	Company
PREFERRED STOCKS
BANKS		4,380,915	0.2
	TOTAL PREFERRED STOCKS (Cost $4,500,000)	4,380,915	0.2

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$15,000,000	0.035%, 11/14/14	14,999,358	0.6
		14,999,358	0.6
TREASURY DEBT		7,999,598	0.3
		7,999,598	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,998,337)	22,998,956	0.9
	TOTAL PORTFOLIO (Cost $2,540,750,277)	2,549,576,169	98.0
	OTHER ASSETS & LIABILITIES, NET	52,363,206	2.0
	NET ASSETS	$2,601,939,375	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities, including those in “Other,” was $771,454,203 or 29.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES
		United States Treasury Bond
$5,000,000		3.625%, 02/15/44	$5,403,125	0.3%
		United States Treasury Inflation Indexed Bonds
45,051,012	k	2.000%, 01/15/16	46,634,825	2.4
89,473,875	k	0.125%, 04/15/16	90,508,372	4.8
42,875,654	k	2.500%, 07/15/16	45,511,821	2.4
39,375,053	k	2.375%, 01/15/17	42,042,083	2.2
100,427,339	k	0.125%, 04/15/17	101,761,114	5.4
31,564,618	k	2.625%, 07/15/17	34,412,820	1.8
31,352,259	k	1.625%, 01/15/18	33,294,626	1.7
94,204,152	k	0.125%, 04/15/18	94,954,865	5.0
32,401,418	k	1.375%, 07/15/18	34,418,924	1.8
31,512,151	k	2.125%, 01/15/19	34,424,567	1.8
81,343,200	k	0.125%, 04/15/19	81,540,213	4.3
35,607,570	k	1.875%, 07/15/19	38,853,984	2.0
42,141,601	k	1.375%, 01/15/20	44,824,841	2.4
65,104,161	k	1.250%, 07/15/20	69,122,324	3.6
71,971,460	k	1.125%, 01/15/21	75,491,297	4.0
70,753,817	k	0.625%, 07/15/21	72,179,931	3.8
74,751,492	k	0.125%, 01/15/22	73,034,525	3.8
103,605,000	k	0.125%, 07/15/22	101,136,300	5.3
68,124,540	k	0.125%, 01/15/23	65,910,492	3.5
56,307,900	k	0.375%, 07/15/23	55,696,453	2.9
63,052,925	k	0.625%, 01/15/24	63,368,190	3.3
35,119,000	k	0.125%, 07/15/24	33,716,979	1.8
57,957,622	k	2.375%, 01/15/25	67,882,865	3.6
40,880,822	k	2.000%, 01/15/26	46,530,675	2.4
33,089,491	k	2.375%, 01/15/27	39,164,524	2.1
35,284,939	k	1.750%, 01/15/28	39,273,796	2.1
33,974,656	k	3.625%, 04/15/28	46,136,529	2.4
35,721,243	k	2.500%, 01/15/29	43,599,456	2.3
36,214,859	k	3.875%, 04/15/29	51,085,585	2.7
13,058,945	k	3.375%, 04/15/32	18,145,809	1.0
15,986,802	k	2.125%, 02/15/40	19,783,667	1.0
26,945,505	k	2.125%, 02/15/41	33,524,008	1.8
45,022,880	k	0.750%, 02/15/42	41,227,586	2.2
30,052,120	k	0.625%, 02/15/43	26,530,372	1.4
24,534,960	k	1.375%, 02/15/44	26,242,814	1.4
		United States Treasury Note
4,000,000		2.750%, 02/15/24	4,094,064	0.2
20,000,000		2.500%, 05/15/24	20,012,500	1.0
			1,861,476,921	97.9
	TOTAL GOVERNMENT BONDS (Cost $1,821,189,419)		1,861,476,921	97.9
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
9,000,000		0.035%, 11/14/14	8,999,615	0.5
			8,999,615	0.5
Principal	Issuer	Value	% of net assets
TREASURY DEBT
	United States Treasury Bill
$400,000	0.033%, 12/18/14	$399,985	0.0%
6,000,000	0.103%, 07/23/15	5,997,294	0.3
		6,397,279	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,394,547)	15,396,894	0.8
	TOTAL PORTFOLIO (Cost $1,836,583,966)	1,876,873,815	98.7
	OTHER ASSETS & LIABILITIES, NET	23,783,427	1.3
	NET ASSETS	$1,900,657,242	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	33

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CONSUMER DURABLES & APPAREL			$3,750,527	0.3%
CONSUMER SERVICES			1,770,519	0.1
FOOD, BEVERAGE & TOBACCO			1,653,569	0.1
HEALTH CARE EQUIPMENT & SERVICES			1,102,716	0.1
MEDIA			1,132,143	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			987,655	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			977,254	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $11,498,833)		11,374,383	0.8
BONDS
CORPORATE BONDS
BANKS
		Australia & New Zealand Banking Group Ltd
$7,000,000	g	2.400%, 11/23/16	7,203,322	0.5
		Bank of America Corp
9,350,000		2.000%, 01/11/18	9,309,337	0.7
		Bank of Nova Scotia
15,000,000		2.125%, 09/11/19	14,917,665	1.0
		Citigroup, Inc
6,750,000		1.300%, 11/15/16	6,751,323	0.5
		JPMorgan Chase & Co
10,000,000		0.800%, 04/23/15	10,026,380	0.7
		National Australia Bank Ltd
10,000,000	g	2.125%, 09/09/19	9,960,840	0.7
		Royal Bank of Canada
7,000,000		1.200%, 01/23/17	6,999,370	0.5
		Skandinaviska Enskilda Banken AB
9,000,000	g	1.375%, 05/29/18	8,887,770	0.6
		Westpac Banking Corp
14,700,000		1.250%–3.000%, 08/04/15–11/26/18	14,859,789	1.0
		Other	69,598,182	4.9
			158,513,978	11.1
CAPITAL GOODS
		John Deere Capital Corp
12,450,000		1.050%, 12/15/16	12,467,442	0.9
		Other	15,959,318	1.1
			28,426,760	2.0
COMMERCIAL & PROFESSIONAL SERVICES			8,600,405	0.6
CONSUMER SERVICES			5,978,707	0.4
DIVERSIFIED FINANCIALS
		Caisse Centrale Desjardins du Quebec
8,000,000	g	1.600%, 03/06/17	8,082,808	0.6
		Goldman Sachs Group, Inc
10,000,000		3.625%, 02/07/16	10,334,220	0.7
		Nederlandse Waterschapsbank NV
10,000,000	g	1.875%, 03/13/19	10,004,180	0.7
Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS—continued
		Wells Fargo & Co
$11,000,000		1.250%, 07/20/16	$11,063,976	0.8%
		Other	59,494,259	4.2
			98,979,443	7.0
ENERGY			25,308,142	1.8
FOOD & STAPLES RETAILING			2,095,267	0.2
FOOD, BEVERAGE & TOBACCO			10,891,765	0.8
HEALTH CARE EQUIPMENT & SERVICES			11,159,965	0.8
HOUSEHOLD & PERSONAL PRODUCTS			1,410,018	0.1
INSURANCE			9,407,226	0.7
MATERIALS			11,229,100	0.8
MEDIA			9,154,616	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,007,752	0.8
REAL ESTATE			5,862,731	0.4
RETAILING			4,797,653	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			994,350	0.1
SOFTWARE & SERVICES			4,584,765	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			24,308,922	1.7
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
14,090,000		0.700%–2.625%, 11/02/15–02/21/20	13,990,848	1.0
		Other	9,188,540	0.6
			23,179,388	1.6
TRANSPORTATION			4,298,805	0.3
UTILITIES			39,398,621	2.8
	TOTAL CORPORATE BONDS (Cost $498,403,950)		500,588,379	35.2
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
12,000,000		0.375%, 02/19/16	12,004,644	0.8
14,000,000		0.875%, 05/24/17	13,962,998	1.0
		Other	16,738,817	1.2
			42,706,459	3.0
FOREIGN GOVERNMENT BONDS
		Hellenic Republic Government Bond
5,900,000	g	4.750%, 04/17/19	7,381,502	0.5
		Inter-American Development Bank
14,000,000		1.500%, 09/25/18	13,962,074	1.0
		International Finance Facility for Immunisation
20,000,000	g,i	0.422%, 07/05/16	20,003,500	1.4
		Other	65,165,340	4.8
			106,512,416	7.7

34	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
$7,974,795		2.000%, 05/25/25	$8,109,314	0.6%
		Other	20,478,164	1.4
			28,587,478	2.0
MUNICIPAL BONDS			5,542,055	0.4
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
10,994,000	k	0.500%, 04/15/15	11,001,729	0.8
10,489,700	k	0.125%, 04/15/17	10,629,014	0.7
20,613,600	k	0.125%, 04/15/18	20,777,870	1.5
10,167,900	k	0.125%, 04/15/19	10,192,527	0.7
		United States Treasury Note
8,025,000		0.375%, 05/31/16	8,016,846	0.6
35,790,000		0.500%, 06/15/16	35,823,571	2.5
26,315,000		0.625%, 08/15/16	26,353,025	1.8
15,000,000		0.875%, 09/15/16	15,081,450	1.1
31,455,000		0.625%, 02/15/17	31,319,838	2.2
31,141,000		0.875%, 08/15/17	30,992,582	2.2
25,000,000		1.000%, 09/15/17	24,960,950	1.7
9,939,000		1.625%, 08/31/19	9,870,669	0.7
		Other	10,306,521	0.7
			245,326,592	17.2
	TOTAL GOVERNMENT BONDS (Cost $429,323,371)		428,675,000	30.3
STRUCTURED ASSETS
ASSET BACKED
		Ally Master Owner Trust
		Series 2010-2 (Class A)
8,000,000	g	4.250%, 04/15/17	8,110,512	0.6
		Capital Auto Receivables Asset Trust
		Series 2013-1 (Class A4)
7,500,000		0.970%, 01/22/18	7,500,570	0.5
		Series 2014-1 (Class A4)
10,000,000		1.690%, 10/22/18	10,014,070	0.7
		CarMax Auto Owner Trust
		Series 2012-2 (Class B)
7,870,000		1.730%, 02/15/18	7,982,155	0.6
		Chase Issuance Trust
		Series 2014-A1 (Class A)
8,000,000		1.150%, 01/15/19	7,993,272	0.6
		CitiBank Credit Card Issuance Trust
		Series 2014-A2 (Class A2)
12,000,000		1.020%, 02/22/19	11,949,084	0.8
		Entergy Louisiana Investment Recovery Funding I LLC
		Series 2011-A (Class A1)
7,710,187		2.040%, 09/01/23	7,709,879	0.5
		Ford Credit Floorplan Master Owner Trust
15,280,000		1.120%–1.740%, 06/15/17– 09/15/19	15,316,977	1.1
		HLSS Servicer Advance Receivables Backed Notes
		Series 2014-T1 (Class AT1)
10,000,000	g	1.244%, 01/17/45	10,006,000	0.7
		Honda Auto Receivables Owner Trust
		Series 2014-2 (Class A3)
12,000,000		0.770%, 03/19/18	11,977,872	0.8
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		Hyundai Auto Receivables Trust
		Series 2013-A (Class C)
$8,000,000		1.350%, 06/17/19	$7,967,496	0.6%
		NYCTL Trust
		Series 2014-A (Class A)
15,000,000	g	1.030%, 11/10/27	14,995,313	1.0
		SLM Student Loan Trust
		Series 2012-B (Class A2)
7,800,000	g	3.480%, 10/15/30	8,125,182	0.6
		Series 2012-A (Class A2)
9,000,000	g	3.830%, 01/17/45	9,387,819	0.7
		Volvo Financial Equipment LLC
		Series 2013-1A (Class A4)
7,000,000	g	0.970%, 08/15/19	6,997,613	0.5
		Other	161,158,051	11.1
			307,191,865	21.4
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2007-1 (Class AM)
8,750,000	g	5.416%, 01/15/49	9,114,355	0.6
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2006-LDP9 (Class A1A)
9,487,169		5.257%, 05/15/47	9,962,001	0.7
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
8,735,000		5.383%, 12/15/43	9,346,939	0.7
		Other	41,681,305	2.9
			70,104,600	4.9
	TOTAL STRUCTURED ASSETS (Cost $377,105,145)		377,296,465	26.3
	TOTAL BONDS (Cost $1,304,832,466)		1,306,559,844	91.8
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
10,500,000		0.035%, 11/14/14	10,499,551	0.7
			10,499,551	0.7
TREASURY DEBT
		United States Treasury Bill
10,000,000	d	0.033%, 12/18/14	9,999,620	0.7
		Other	929,768	0.1
			10,929,388	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,428,347)		21,428,939	1.5
	TOTAL PORTFOLIO (Cost $1,337,759,646)		1,339,363,166	94.1
	OTHER ASSETS & LIABILITIES, NET		83,682,436	5.9
	NET ASSETS		$1,423,045,602	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	35

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund  ■  September 30, 2014

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities, including those in “Other,” was $322,716,892 or 22.7% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

36	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Bond Fund  ■  September 30, 2014

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
CONSUMER DURABLES & APPAREL			$494,690	0.3%
HEALTH CARE EQUIPMENT & SERVICES			492,456	0.2
UTILITIES
		ExGen Renewables I LLC
$995,830	i	5.250%, 02/06/21	1,000,809	0.5
		TerraForm Power Operating LLC
1,000,000	h,i	4.750%, 07/23/19	1,002,500	0.5
			2,003,309	1.0
	TOTAL BANK LOAN OBLIGATIONS
		(Cost $2,991,065)	2,990,455	1.5
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			496,835	0.2
BANKS
		Bank of America Corp
1,000,000		1.350%, 11/21/16	1,001,353	0.5
		Capital One Bank USA NA
1,000,000		1.500%, 09/05/17	995,626	0.5
		People’s United Financial, Inc
1,000,000		3.650%, 12/06/22	1,002,881	0.5
		SVB Financial Group
1,000,000		5.375%, 09/15/20	1,118,642	0.5
		Other	13,589,974	6.7
			17,708,476	8.7
CAPITAL GOODS			3,254,756	1.6
COMMERCIAL & PROFESSIONAL SERVICES
		AECOM Technology Corp
1,000,000	g,h	5.750%, 10/15/22	1,003,750	0.5
		Air Lease Corp
2,500,000		2.125%–4.250%, 01/15/18–09/15/24	2,481,250	1.2
		Other	498,456	0.3
			3,983,456	2.0
CONSUMER DURABLES & APPAREL			529,845	0.3
CONSUMER SERVICES
		Massachusetts Institute of Technology
1,000,000		3.959%, 07/01/38	1,014,318	0.5
		Other	753,750	0.4
			1,768,068	0.9
DIVERSIFIED FINANCIALS			4,904,535	2.4
ENERGY
		California Resources Corp
1,000,000	g,h	6.000%, 11/15/24	1,027,500	0.5
		Other	3,163,443	1.6
			4,190,943	2.1
FOOD & STAPLES RETAILING			1,000,280	0.5
FOOD, BEVERAGE & TOBACCO			499,789	0.3
				% of net
Principal		Issuer	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
		Owens & Minor, Inc
$1,000,000		3.875%, 09/15/21	$1,001,233	0.5%
		Other	1,008,604	0.5
			2,009,837	1.0
HOUSEHOLD & PERSONAL PRODUCTS			232,223	0.1
INSURANCE			2,475,483	1.2
MATERIALS			1,990,992	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,725,407	1.8
REAL ESTATE
		Kilroy Realty LP
1,000,000		3.800%, 01/15/23	1,001,516	0.5
		Regency Centers LP
1,000,000		3.750%, 06/15/24	997,696	0.5
		Other	1,726,706	0.8
			3,725,918	1.8
TECHNOLOGY HARDWARE & EQUIPMENT			2,731,388	1.3
TELECOMMUNICATION SERVICES			1,800,702	0.9
TRANSPORTATION
		Burlington Northern Santa Fe LLC
1,000,000		4.550%, 09/01/44	999,257	0.5
		Other	2,517,589	1.2
			3,516,846	1.7
UTILITIES
		Niagara Mohawk Power Corp
1,000,000	g	4.278%, 10/01/34	1,007,203	0.5
		Piedmont Natural Gas Co, Inc
1,000,000		4.100%, 09/18/34	1,016,951	0.5
		Southern California Gas Co
1,000,000		3.150%, 09/15/24	995,939	0.5
		Other	3,816,667	1.8
			6,836,760	3.3

	TOTAL CORPORATE BONDS (Cost $66,961,479)		67,382,539	33.1

GOVERNMENT BONDS

AGENCY SECURITIES
		Hashemite Kingdom of Jordan Government AID Bond
1,000,000		2.503%, 10/30/20	1,007,365	0.5
		Overseas Private Investment Corp (OPIC)
1,000,000	j	0.000%, 11/17/17	1,006,267	0.5
2,474,155		0.000%–3.938%, 04/30/15–06/01/33	2,536,595	1.2
1,000,000		3.280%, 09/15/29	1,010,925	0.5
		Private Export Funding Corp (PEFCO)
1,000,000		2.250%, 03/15/20	1,001,894	0.5
		Other	6,777,347	3.5
			13,340,393	6.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

Social Choice Bond Fund  ■  September 30, 2014

				% of net
Principal		Issuer	Value	assets
FOREIGN GOVERNMENT BONDS
		African Development Bank
$1,000,000		2.375%, 09/23/21	$1,000,012	0.5%
		FMS Wertmanagement AoeR
1,000,000		1.125%, 09/05/17	997,653	0.5
		Inter-American Development Bank
1,000,000		1.500%, 09/25/18	997,291	0.5
		Other	8,992,643	4.1
			11,987,599	5.6
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
1,059,430		2.500%, 10/01/27	1,071,798	0.5
1,130,205		4.500%, 08/01/39	1,234,623	0.6
1,983,618		5.000%, 09/01/40	2,190,698	1.1
976,143		3.500%, 04/01/42	999,641	0.5
1,037,634		3.500%, 01/01/43	1,062,504	0.5
2,527,487		3.000%, 08/01/43	2,495,082	1.2
2,175,113		4.000%, 11/01/43	2,301,371	1.1
2,554,589		4.000%, 05/01/44	2,698,004	1.3
2,568,179		3.500%, 06/01/44	2,628,545	1.3
994,883		4.500%, 06/01/44	1,092,476	0.6
8,401,890		3.000%–6.000%, 09/01/25–09/01/44	9,039,109	4.5
		Government National Mortgage Association (GNMA)
5,128,670		3.000%–5.000%, 02/20/39–07/15/43	5,343,219	2.6
		Other	1,673,791	0.8
			33,830,861	16.6
MUNICIPAL BONDS
		District of Columbia Water & Sewer Authority
1,000,000		4.814%, 10/01/14	1,044,880	0.5
		Michigan Finance Authority
1,000,000		5.000%, 07/01/16	1,065,570	0.5
1,000,000		5.000%, 07/01/29	1,085,870	0.5
		Other	15,402,705	7.6
			18,599,025	9.1
U.S. TREASURY SECURITIES
		United States Treasury Bond
4,415,000		3.375%, 05/15/44	4,558,488	2.2
		United States Treasury Note
2,000,000		0.500%, 07/31/16	2,000,234	1.0
6,825,000		1.625%, 08/31/19	6,778,078	3.3
1,500,000		1.750%, 09/30/19	1,498,008	0.7
4,635,000		2.375%, 08/15/24	4,581,410	2.3
		Other	732,637	0.4
			20,148,855	9.9
	TOTAL GOVERNMENT BONDS (Cost $97,619,738)		97,906,733	47.9
STRUCTURED ASSETS
ASSET BACKED
		SolarCity LMC
		Series 2014-2 (Class A)
1,000,000	g	4.020%, 07/20/44	997,813	0.5
		SpringCastle America Funding LLC
		Series 2014-AA (Class A)
				% of net
Principal		Issuer	Value	assets
ASSET BACKED—continued
$1,000,000	g,h	2.700%, 05/25/23	$999,900	0.5%
		Other	5,287,281	2.6
			7,284,994	3.6
OTHER MORTGAGE BACKED
		Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)
1,120,000	i	6.144%, 09/11/42	1,210,184	0.6
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)
1,000,000	i	5.771%, 05/15/46	1,021,052	0.5
		ML-CFC Commercial Mortgage Trust
		Series 2007-6 (Class AM)
1,000,000	i	5.526%, 03/12/51	1,040,639	0.5
		Morgan Stanley Capital I Trust
		Series 2005-HQ6 (Class F)
1,000,000	i	5.271%, 08/13/42	997,632	0.5
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class AJ)
1,000,000	i	5.660%, 04/15/47	1,032,965	0.5
		Series 2007-C32 (Class AJ)
1,510,000	i	5.750%, 06/15/49	1,545,396	0.8
		Other	6,640,926	3.2
			13,488,794	6.6
	TOTAL STRUCTURED ASSETS
		(Cost $20,692,411)	20,773,788	10.2
	TOTAL BONDS
		(Cost $185,273,628)	186,063,060	91.2

Shares		Company
PREFERRED STOCKS
BANKS			249,110	0.1
	TOTAL PREFERRED STOCKS
		(Cost $255,625)	249,110	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$10,000,000		0.085%, 11/12/14	9,999,008	4.9
			9,999,008	4.9
TREASURY DEBT			599,982	0.3
			599,982	0.3
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $10,598,990)	10,598,990	5.2
	TOTAL PORTFOLIO
		(Cost $199,119,308)	199,901,615	98.0
	OTHER ASSETS & LIABILITIES, NET		3,990,495	2.0
	NET ASSETS		$203,892,110	100.0%

38	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund  ■  September 30, 2014

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities, including those in “Other,” was $21,285,212 or 10.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	39

Summary portfolio of investments (unaudited)

Tax-Exempt Bond Fund  ■  September 30, 2014

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ARIZONA		$2,369,320	0.7%
CALIFORNIA
	California State Public Works Board
$2,325,000	5.000%, 10/01/23	2,811,413	0.8
5,000,000	5.000%, 09/01/39	5,596,700	1.6
	California Statewide Communities Development Authority
4,000,000	5.000%, 04/01/42	4,375,960	1.3
	San Diego Unified School District
2,000,000	5.000%, 07/01/23	2,444,980	0.7
	State of California, GO
2,000,000	5.000%, 02/01/22	2,405,520	0.7
2,000,000	5.000%, 04/01/22	2,409,480	0.7
2,000,000	5.250%, 10/01/22	2,456,460	0.7
5,000,000	5.000%, 06/01/37	5,401,450	1.6
3,405,000	5.000%, 11/01/37	3,719,894	1.1
5,000,000	5.000%, 10/01/39	5,677,600	1.7
	University of California
4,000,000	5.000%, 05/15/42	4,457,400	1.3
	Other	12,478,992	3.7
		54,235,849	15.9
COLORADO		4,918,786	1.5
CONNECTICUT
	State of Connecticut, GO
2,000,000	5.000%, 10/15/22	2,410,280	0.7
3,000,000	5.000%, 10/15/23	3,640,920	1.1
	Other	3,291,313	0.9
		9,342,513	2.7
FLORIDA
	City of Tallahassee FL
5,000,000	5.000%, 10/01/37	5,493,600	1.6
	Orange County Health Facilities Authority
2,425,000	5.375%, 10/01/41	2,654,623	0.8
	Other	4,141,842	1.1
		12,290,065	3.5
GEORGIA		5,481,138	1.6
HAWAII		1,224,610	0.4
ILLINOIS		20,195,458	5.9
INDIANA		6,299,753	1.9
KANSAS		1,178,420	0.3
KENTUCKY
	Kentucky Economic Development Finance Authority
4,555,000	5.250%, 08/15/46	4,953,563	1.4
	Other	2,157,040	0.6
		7,110,603	2.0
LOUISIANA		1,156,020	0.3
Principal	Issuer	Value	% of net assets
MARYLAND
	County of Montgomery MD, GO
$4,000,000	5.000%, 07/01/21	$4,840,480	1.4%
		4,840,480	1.4
MASSACHUSETTS
	Massachusetts Development Finance Agency
2,255,000	5.000%, 10/01/35	2,533,921	0.7
	Other	5,449,132	1.6
		7,983,053	2.3
MICHIGAN		1,230,580	0.4
MINNESOTA
	State of Minnesota, GO
3,000,000	5.000%, 10/01/23	3,698,610	1.1
	Other	4,317,662	1.2
		8,016,272	2.3
MISSOURI
	Health & Educational Facilities Authority of the State of Missouri
3,500,000	5.000%, 02/01/35	3,739,120	1.1
	Metropolitan St. Louis Sewer District
4,000,000	5.000%, 05/01/42	4,501,040	1.3
		8,240,160	2.4
NEBRASKA
	Omaha Public Power District
5,000,000	5.000%, 02/01/39	5,373,700	1.6
5,000,000	5.000%, 02/01/42	5,593,900	1.6
	Other	1,130,870	0.3
		12,098,470	3.5
NEW JERSEY
	New Jersey Transit Corp
2,500,000	5.000%, 09/15/17	2,769,150	0.8
	Other	3,504,040	1.0
		6,273,190	1.8
NEW YORK
	New York City Water & Sewer System
5,000,000	5.250%, 06/15/40	5,667,650	1.7
5,000,000	5.000%, 06/15/43	5,478,650	1.6
	New York State Dormitory Authority
2,250,000	5.000%, 10/01/17	2,528,348	0.7
5,000,000	5.000%, 12/15/22	6,086,900	1.8
3,000,000	5.000%, 03/15/23	3,660,000	1.1
2,000,000	5.500%, 07/01/23	2,463,280	0.7
2,760,000	5.000%, 07/01/42	3,068,237	0.9
	New York State Urban Development Corp
4,000,000	5.000%, 03/15/21	4,786,920	1.4
4,000,000	5.000%, 03/15/23	4,845,560	1.4
2,045,000	5.500%, 03/15/23	2,553,817	0.7
	New York State Urban Development Corp, GO
5,000,000	5.000%, 03/15/22	6,014,200	1.8

40	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Tax-Exempt Bond Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
NEW YORK—continued
		Triborough Bridge & Tunnel Authority
$3,000,000		5.000%, 11/15/22	$3,613,770	1.1%
		Other	8,879,590	2.6
			59,646,922	17.5
NORTH CAROLINA			3,899,642	1.1
OHIO
		Ohio State Water Development Authority
3,000,000		5.000%, 06/01/23	3,672,300	1.1
		State of Ohio, GO
2,000,000		5.000%, 06/15/22	2,422,980	0.7
		Other	13,205,685	3.9
			19,300,965	5.7
OREGON
		Washington & Multnomah Counties School District No 48J Beaverton, GO
2,750,000		5.000%, 06/15/22	3,338,143	1.0
			3,338,143	1.0
PENNSYLVANIA
		Geisinger Authority
2,500,000	i	1.720%, 06/01/28	2,498,750	0.7
			2,498,750	0.7
RHODE ISLAND
		Rhode Island Health & Educational Building Corp
5,000,000		5.000%, 09/01/21	6,020,900	1.8
		State of Rhode Island, GO
2,000,000		5.000%, 08/01/21	2,386,720	0.7
			8,407,620	2.5
SOUTH CAROLINA			1,224,126	0.4
TENNESSEE
		Knox County Health Educational & Housing Facility Board
2,130,000		5.000%, 01/01/26	2,424,004	0.7
		Sullivan County Health Educational & Housing Facilities Board
2,855,000		5.250%, 09/01/26	3,031,410	0.9
		Other	1,042,430	0.3
			6,497,844	1.9
TEXAS
		North Texas Municipal Water District
3,250,000		5.250%, 09/01/23	3,949,173	1.2
		Other	10,920,681	3.3
			14,869,854	4.5
UTAH
		University of Utah
2,750,000		6.000%, 08/01/22	3,536,390	1.0
		Other	1,213,680	0.4
			4,750,070	1.4

Principal	Issuer	Value	% of net assets
WASHINGTON
	Port of Seattle WA
$3,150,000	5.500%, 09/01/17	$3,567,344	1.0%
	State of Washington, GO
3,000,000	5.250%, 02/01/22	3,670,590	1.1
5,075,000	5.000%, 02/01/23	6,168,003	1.8
	Washington Health Care Facilities Authority
3,895,000	5.000%, 10/01/42	4,330,928	1.3
	Other	5,767,836	1.6
		23,504,701	6.8
WEST VIRGINIA		1,674,990	0.5
WISCONSIN		4,734,192	1.4
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $318,851,540)	328,832,559	96.2
	TOTAL PORTFOLIO (Cost $318,851,540)	328,832,559	96.2
	OTHER ASSETS & LIABILITIES, NET	13,128,584	3.8
	NET ASSETS	$341,961,143	100.0%

Abbreviation(s):

GO – General Obligation

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	41

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2014

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
ASSET BACKED
		John Deere Owner Trust
$5,000,000		0.210%, 09/24/15	$5,000,000	0.6%
			5,000,000	0.6
CERTIFICATE OF DEPOSIT
		Banco Del Estado De Chile
8,000,000		0.190%, 12/09/14	8,000,000	1.0
5,000,000		0.200%, 01/06/15	5,000,000	0.6
		Wells Fargo Bank NA
15,000,000		0.140%, 10/06/14	15,000,000	1.9
		Other	4,500,000	0.6
			32,500,000	4.1
COMMERCIAL PAPER
		American Honda Finance Corp
5,000,000		0.115%, 10/08/14	4,999,888	0.6
10,000,000		0.110%, 10/09/14	9,999,756	1.3
		Australia & New Zealand Banking Group Ltd
5,100,000	y	0.170%, 10/07/14	5,099,856	0.6
		Bedford Row Funding Corp
10,000,000	y	0.150%, 11/25/14	9,997,708	1.3
8,250,000		0.190%–0.260%, 10/27/14–01/05/15	8,247,087	1.0
		Coca-Cola Co
8,100,000	y	0.110%, 10/21/14	8,099,505	1.0
18,484,000		0.100%–0.160%, 10/03/14–12/29/14	18,481,853	2.3
		Fairway Finance LLC
17,692,000		0.140%–0.155%, 10/20/14–11/18/14	17,689,446	2.2
		General Electric Capital Corp
9,000,000		0.120%, 12/22/14	8,997,540	1.1
		General Electric Co
13,000,000		0.070%–0.080%, 12/02/14	12,998,261	1.6
		Hydro-Quebec
10,000,000	y	0.100%, 11/03/14	9,999,083	1.3
		International Business Machines Corp
7,920,000		0.105%–0.105%, 12/04/14–12/11/14	7,918,462	1.0
		Mitsubishi UFJ Trust & Banking Corp
13,705,000		0.165%–0.210%, 10/16/14–11/19/14	13,702,778	1.7
		National Australia Funding Delaware, Inc
6,590,000	y	0.125%, 10/01/14	6,590,000	0.8
7,800,000	y	0.160%, 11/10/14	7,798,613	1.0
		PACCAR Financial Corp
12,000,000		0.110%, 10/10/14	11,999,670	1.5
		Procter & Gamble Co
5,100,000	y	0.110%–0.120%, 11/04/14	5,099,439	0.6
6,000,000	y	0.090%, 10/07/14	5,999,910	0.7
10,850,000		0.090%–0.120%, 10/21/14–01/06/15	10,848,122	1.4
		Province of Ontario Canada
14,000,000		0.100%, 10/02/14	13,999,961	1.8
5,000,000		0.100%, 10/09/14	4,999,889	0.6
		Province of Quebec Canada
10,000,000	y	0.100%, 11/17/14	9,998,695	1.3
		PSP Capital, Inc
5,460,000	y	0.140%–0.145%, 12/22/14	5,458,242	0.7
13,995,000		0.110%–0.160%, 10/01/14–12/16/14	13,992,693	1.8
		Toronto-Dominion Holdings USA, Inc
10,000,000		0.135%–0.170%, 11/13/14–01/05/15	9,996,927	1.3

Principal		Issuer	Value	% of net assets
COMMERCIAL PAPER—continued
		Toyota Motor Credit Corp
$10,250,000		0.100%–0.130%, 11/18/14–12/19/14	$10,247,622	1.3%
		United Overseas Bank Ltd
5,400,000	y	0.130%–0.200%, 10/10/14	5,399,750	0.7
11,000,000		0.170%–0.212%, 10/14/14–12/10/14	10,997,135	1.4
		Other	60,962,584	7.7
			330,620,475	41.6
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
13,000,000		0.075%, 10/03/14	12,999,946	1.6
6,890,000		0.050%–0.070%, 10/15/14	6,889,854	0.9
11,094,000		0.060%–0.087%, 10/17/14	11,093,662	1.4
15,465,000		0.050%–0.075%, 10/22/14	15,464,500	1.9
11,000,000		0.062%–0.082%, 10/24/14	10,999,551	1.4
9,191,000		0.062%–0.090%, 10/29/14	9,190,461	1.2
7,800,000		0.064%, 10/31/14	7,799,584	1.0
7,385,000		0.082%, 11/12/14	7,384,293	0.9
16,680,000		0.030%–0.075%, 11/14/14	16,679,031	2.1
13,300,000		0.063%–0.090%, 11/19/14	13,298,775	1.7
9,500,000		0.072%, 11/21/14	9,499,031	1.2
17,855,000		0.073%–0.074%, 12/03/14	17,852,709	2.2
10,000,000		0.072%–0.073%, 12/05/14	9,998,691	1.3
6,515,000		0.030%–0.050%, 12/12/14	6,514,569	0.8
7,500,000		0.030%–0.056%, 12/17/14	7,499,241	0.9
6,060,000		0.030%–0.031%, 12/24/14	6,059,566	0.8
32,655,000		0.025%–0.080%, 10/08/14–01/16/15	32,652,976	4.1
		Federal Home Loan Mortgage Corp (FHLMC)
5,205,000		0.062%–0.075%, 11/24/14	5,204,500	0.6
14,129,000		0.050%–0.100%, 10/14/14–02/03/15	14,128,099	1.8
		Federal National Mortgage Association (FNMA)
12,995,000		0.042%–0.090%, 10/01/14–01/21/15	12,994,236	1.6
		Other	4,599,994	0.6
			238,803,269	30.0
TREASURY DEBT
		United States Treasury Bill
7,000,000		0.036%–0.041%, 11/13/14	6,999,687	0.9
7,010,000		0.023%–0.023%, 12/04/14	7,009,718	0.9
44,140,000		0.028%–0.045%, 10/02/14–03/26/15	44,136,019	5.5
		United States Treasury Note
5,000,000		0.500%, 10/15/14	5,000,849	0.6
5,765,000		0.250%, 10/31/14	5,765,649	0.7
5,735,000		0.250%, 01/15/15	5,736,900	0.7
13,000,000		0.250%, 07/15/15	13,011,609	1.6
31,110,000		0.125%–0.375%, 11/30/14–10/15/15	31,137,198	4.0
			118,797,629	14.9
VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
8,000,000	i	0.095%, 03/05/15	7,998,476	1.0
5,000,000	i	0.180%, 04/13/15	5,000,000	0.6
5,000,000	i	0.200%, 08/10/15	5,001,074	0.6
6,000,000	i	0.140%, 10/01/14	5,996,367	0.8
8,500,000	i	0.140%, 10/01/15	8,499,153	1.1
28,100,000		0.120%–0.280%, 10/01/14–05/27/15	28,103,390	3.5

42	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ■  September 30, 2014

Principal	Issuer	Value	% of net assets
VARIABLE RATE SECURITIES—continued
	Federal Home Loan Bank (FHLB)
$9,000,000	0.200%–0.220%, 08/14/15–08/19/15	$9,001,389	1.2%
		69,599,849	8.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $795,321,222)	795,321,222	100.0
	TOTAL PORTFOLIO (Cost $795,321,222)	795,321,222	100.0
	OTHER ASSETS & LIABILITIES, NET	(135,955)	0.0
	NET ASSETS	$795,185,267	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2014, the aggregate value of these securities was $219,808,539 or 27.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	43

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2014

					Inflation-Linked	Short-Term	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Fund

ASSETS
Portfolio investments, at value†	$3,054,165,066	$5,459,168,977	$2,851,390,448	$2,549,576,169	$1,876,873,815	$1,339,363,166	$199,901,615	$328,832,559	$795,321,222
Cash	18,695,270	61,124,021	13,621,334	48,425,825	18,534,963	80,635,587	6,369,735	33,615,116	29,344
Receivable from securities transactions	28,550,698	19,338,741	1,558,853	8,187,013	—	41,251	12,152,591	—	—
Receivable for delayed delivery securities	138,949,069	—	135,969,770	53,781,389	—	—	245,000	—	—
Receivable from Fund shares sold	10,011,693	2,736,576	1,354,914	2,187,562	688,890	1,028,171	822,490	7,373	566,843
Dividends and interest receivable	13,385,864	27,767,619	16,877,405	35,876,921	5,077,087	4,431,214	944,609	3,677,618	81,080
Due from affiliates	—	—	—	—	—	—	2,196	—	95,340
Receivable for variation margin on open futures contracts	—	—	—	—	—	18,750	—	—	—
Other	123,000	122,930	65,104	89,082	88,099	43,876	937	33,633	24,395
Total assets	3,263,880,660	5,570,258,864	3,020,837,828	2,698,123,961	1,901,262,854	1,425,562,015	220,439,173	366,166,299	796,118,224

LIABILITIES
Management fees payable	154,023	104,876	143,689	172,901	89,506	67,388	13,023	19,644	15,248
Service agreement fees payable	12,644	3,929	9,157	11,257	7,441	5,181	1,650	—	4,328
Distribution fees payable	17,610	8,031	56,009	94,486	31,693	34,937	3,138	62,234	79,490
Due to affiliates	10,298	21,959	10,037	13,755	8,081	6,166	430	1,444	3,614
Payable for securities transactions	24,352,584	71,637,983	29,320,144	—	—	—	11,503,566	10,625,787	—
Payable for delayed delivery securities	459,756,840	11,647,200	426,940,704	82,913,650	—	989,630	4,981,264	13,015,522	—
Payable for Fund shares redeemed	318,232	2,323,858	2,428,277	8,633,870	323,943	816,360	15,301	330,879	773,076
Income distribution payable	3,713,205	1,535,932	4,173,568	4,137,060	—	460,073	279	65,837	1,785
Accrued expenses and other payables	239,568	260,248	179,631	207,607	144,948	136,678	28,412	83,809	55,416
Total liabilities	488,575,004	87,544,016	463,261,216	96,184,586	605,612	2,516,413	16,547,063	24,205,156	932,957
NET ASSETS	$2,775,305,656	$5,482,714,848	$2,557,576,612	$2,601,939,375	$1,900,657,242	$1,423,045,602	$203,892,110	$341,961,143	$795,185,267

NET ASSETS CONSIST OF:
Paid-in-capital	$2,729,739,185	$5,433,244,698	$2,502,376,642	$2,560,993,030	$1,859,084,845	$1,420,217,364	$200,325,537	$329,300,213	$795,206,032
Undistributed net investment income (loss)	(347,538)	(253,135)	26,226	(295,174)	2,375	6,807	(3,000)	10,930	(20,908)
Accumulated net realized gain (loss) on total investments	14,952,785	733,069	27,292,441	32,415,627	1,280,173	1,323,182	2,787,266	2,668,981	143
Net unrealized appreciation (depreciation) on total investments	30,961,224	48,990,216	27,881,303	8,825,892	40,289,849	1,498,249	782,307	9,981,019	—
NET ASSETS	$2,775,305,656	$5,482,714,848	$2,557,576,612	$2,601,939,375	$1,900,657,242	$1,423,045,602	$203,892,110	$341,961,143	$795,185,267

INSTITUTIONAL CLASS:
Net assets	$2,418,509,223	$5,343,826,757	$2,089,230,804	$1,904,623,379	$1,591,275,149	$1,140,720,003	$150,300,869	$39,706,346	$318,932,928
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	230,253,777	495,227,663	195,795,219	187,929,186	139,816,392	109,792,183	14,655,983	3,691,031	318,929,122
Net asset value per share	$10.50	$10.79	$10.67	$10.13	$11.38	$10.39	$10.26	$10.76	$1.00

PREMIER CLASS:
Net assets	$16,109,464	$40,940,340	$13,176,406	$30,192,322	$7,298,349	$11,984,652	$3,090,845	$—	$3,900,448
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,532,850	3,793,917	1,235,214	2,977,632	642,356	1,152,435	301,470	—	3,900,354
Net asset value per share	$10.51	$10.79	$10.67	$10.14	$11.36	$10.40	$10.25	$—	$1.00

RETIREMENT CLASS:
Net assets	$264,283,492	$82,433,084	$191,203,144	$234,625,776	$155,170,127	$108,578,953	$35,754,539	$—	$90,141,834
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,722,731	7,636,786	17,896,954	23,143,296	13,521,843	10,438,479	3,486,440	—	90,140,351
Net asset value per share	$10.69	$10.79	$10.68	$10.14	$11.48	$10.40	$10.26	$—	$1.00

RETAIL CLASS:
Net assets	$76,403,477	$15,514,667	$263,966,258	$432,497,898	$146,913,617	$161,761,994	$14,745,857	$302,254,797	$382,210,057
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,153,673	1,437,215	24,690,874	42,482,737	13,205,233	15,556,515	1,438,512	28,059,240	382,198,121
Net asset value per share	$10.68	$10.79	$10.69	$10.18	$11.13	$10.40	$10.25	$10.77	$1.00
† Portfolio investments, cost	$3,023,183,234	$5,410,178,761	$2,823,498,332	$2,540,750,277	$1,836,583,966	$1,337,759,646	$199,119,308	$318,851,540	$795,321,222

44	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	45

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2014

		Bond Index	Bond Plus	High-Yield	Inflation-Linked	Short-Term	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Fund	Fund	Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Fund

INVESTMENT INCOME
Interest	$32,182,843	$61,049,532	$36,250,393	$80,989,067	$37,079,969	$11,067,167	$1,702,423	$4,334,304	$472,938
Dividends	—	—	—	144,714	—	—	7,991	—	—
Total income	32,182,843	61,049,532	36,250,393	81,133,781	37,079,969	11,067,167	1,710,414	4,334,304	472,938

EXPENSES
Management fees	3,683,425	2,655,633	3,548,830	4,997,416	2,332,183	1,732,391	249,101	512,866	413,421
Shareholder servicing – Institutional Class	1,311	6,043	1,653	4,228	4,438	1,865	570	165	1,292
Shareholder servicing – Premier Class	39	89	64	117	54	1	59	—	1
Shareholder servicing – Retirement Class	402,325	98,723	243,725	447,682	230,435	222,057	23,913	—	113,691
Shareholder servicing – Retail Class	23,362	7,107	103,272	66,022	47,698	50,255	2,778	50,593	192,632
Distribution fees – Premier Class	12,630	26,687	9,966	23,607	5,476	9,241	1,838	—	3,575
Distribution fees – Retail Class	95,270	18,623	331,537	697,030	189,894	209,067	12,554	401,187	499,045
Administrative service fees	64,453	142,517	65,507	81,133	50,209	38,254	3,539	8,695	22,112
Custody and accounting fees	55,706	175,693	71,343	36,227	15,898	32,736	17,180	15,761	20,344
Professional fees	36,483	55,105	38,683	39,649	27,721	31,675	25,377	22,573	24,488
Registration fees	20,289	36,526	31,950	32,831	18,770	32,457	35,682	17,825	41,889
Trustee fees and expenses	9,981	21,513	9,885	12,614	7,572	5,881	548	1,321	3,328
Other expenses	86,506	138,499	59,545	101,424	49,528	58,489	18,464	13,589	27,466
Total expenses	4,491,780	3,382,758	4,515,960	6,539,980	2,979,876	2,424,369	391,603	1,044,575	1,363,284

Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	(66,080)	(61)	(194,292)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	(696,054)
Net expenses	4,491,780	3,382,758	4,515,960	6,539,980	2,979,876	2,424,369	325,523	1,044,514	472,938
Net investment income (loss)	27,691,063	57,666,774	31,734,433	74,593,801	34,100,093	8,642,798	1,384,891	3,289,790	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	18,859,094	4,737,743	22,987,396	24,085,501	378,867	2,000,680	2,430,021	4,373,852	143
Futures transactions	—	—	—	—	—	(375,631)	—	—	—
Swap transactions	(115,283)	—	—	—	—	—	—	—	—
Foreign currency transactions	171,517	—	(17,426)	—	—	(10,649)	—	—	—
Net realized gain (loss) on total investments	18,915,328	4,737,743	22,969,970	24,085,501	378,867	1,614,400	2,430,021	4,373,852	143
Change in unrealized appreciation (depreciation) on:
Portfolio investments	2,624,923	50,823,520	(3,934,794)	(91,351,539)	(5,793,496)	(4,207,054)	961,803	3,622,179	—
Futures transactions	—	—	—	—	—	(65,621)	—	—	—
Swap transactions	107,023	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(22,701)	—	(11,010)	—	—	(10,585)	—	—	—
Net change in unrealized appreciation (depreciation) on total investments	2,709,245	50,823,520	(3,945,804)	(91,351,539)	(5,793,496)	(4,283,260)	961,803	3,622,179	—
Net realized and unrealized gain (loss) on total investments	21,624,573	55,561,263	19,024,166	(67,266,038)	(5,414,629)	(2,668,860)	3,391,824	7,996,031	143
Net increase (decrease) in net assets from operations	$49,315,636	$113,228,037	$50,758,599	$7,327,763	$28,685,464	$5,973,938	$4,776,715	$11,285,821	$143

46	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	47

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2014	2014	2014	2014	2014	2014	2014	2014	2014	2014	2014	2014
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$27,691,063	$56,915,895	$57,666,774	$91,635,349	$31,734,433	$47,077,387	$74,593,801	$135,675,487	$34,100,093	$29,561,626	$8,642,798	$15,749,196
Net realized gain (loss) on total investments		18,915,328	(3,565,538)	4,737,743	(2,034,300)	22,969,970	4,537,437	24,085,501	20,997,196	378,867	2,666,475	1,614,400	(252,554)
Net change in unrealized appreciation (depreciation) on total investments		2,709,245	(39,947,071)	50,823,520	(98,025,737)	(3,945,804)	(14,688,636)	(91,351,539)	12,803,577	(5,793,496)	(156,381,181)	(4,283,260)	(8,954,864)
Net increase (decrease) in net assets from operations		49,315,636	13,403,286	113,228,037	(8,424,688)	50,758,599	36,926,188	7,327,763	169,476,260	28,685,464	(124,153,080)	5,973,938	6,541,778

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(23,532,868)	(47,038,574)	(56,460,389)	(89,348,183)	(26,063,635)	(35,985,755)	(51,365,270)	(88,578,480)	(28,395,062)	(20,354,202)	(6,794,401)	(11,161,226)
	Premier Class	(176,848)	(457,087)	(361,634)	(574,303)	(168,531)	(427,100)	(793,416)	(1,708,039)	(128,746)	(136,321)	(71,025)	(205,142)
	Retirement Class	(3,222,533)	(7,649,260)	(759,795)	(1,207,665)	(2,372,545)	(4,333,932)	(8,784,441)	(17,151,770)	(3,144,803)	(2,354,272)	(939,524)	(2,476,089)
	Retail Class	(738,654)	(1,698,830)	(136,624)	(221,333)	(3,127,326)	(6,334,548)	(13,650,972)	(28,237,192)	(2,553,472)	(2,071,858)	(829,230)	(1,926,254)
From realized gains:	Institutional Class	—	(13,716,296)	—	(2,586,131)	—	(6,523,881)	—	(37,917,623)	—	(931,795)	—	(1,582,551)
	Premier Class	—	(132,726)	—	(18,921)	—	(78,396)	—	(725,395)	—	(5,138)	—	(35,517)
	Retirement Class	—	(2,588,075)	—	(38,838)	—	(716,414)	—	(7,455,527)	—	(119,570)	—	(367,709)
	Retail Class	—	(561,532)	—	(7,492)	—	(1,017,611)	—	(13,614,456)	—	(105,884)	—	(327,475)
Total distributions		(27,670,903)	(73,842,380)	(57,718,442)	(94,002,866)	(31,732,037)	(55,417,637)	(74,594,099)	(195,388,482)	(34,222,083)	(26,079,040)	(8,634,180)	(18,081,963)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	575,323,411	501,692,311	860,011,913	1,388,753,948	302,027,190	1,095,691,457	553,517,675	501,216,004	282,044,508	428,448,687	312,883,315	446,752,054
	Premier Class	1,729,027	6,745,602	9,919,300	19,964,080	3,913,352	10,486,166	4,077,073	19,559,767	1,128,813	2,645,363	2,238,038	9,946,083
	Retirement Class	30,801,439	65,333,961	14,052,359	21,792,270	10,577,596	62,894,600	64,950,465	142,684,606	16,508,668	36,278,610	29,256,940	105,984,643
	Retail Class	7,752,124	11,331,970	2,305,735	3,403,862	9,463,039	16,104,166	79,125,647	398,834,407	6,733,784	14,093,533	10,956,562	30,433,314
Reinvestments of distributions:	Institutional Class	2,927,385	19,155,971	47,805,854	80,478,092	2,132,667	10,132,517	23,584,293	72,278,318	21,671,551	16,751,918	3,933,942	8,171,747
	Premier Class	176,490	589,813	361,634	593,224	167,720	504,369	793,416	2,433,434	127,685	141,459	71,025	240,659
	Retirement Class	3,218,811	10,229,434	759,795	1,246,503	2,372,538	5,050,403	8,767,390	24,574,828	3,141,383	2,473,207	937,556	2,837,913
	Retail Class	704,442	2,139,991	128,839	212,726	2,844,777	6,712,095	12,980,861	39,939,911	2,434,059	2,072,737	797,203	2,168,600
Redemptions:	Institutional Class	(59,478,219)	(540,002,757)	(582,718,287)	(579,392,334)	(37,386,546)	(136,072,692)	(414,622,611)	(259,662,655)	(179,414,900)	(286,414,687)	(112,103,401)	(156,010,761)
	Premier Class	(3,694,140)	(10,608,244)	(724,587)	(16,046,652)	(3,158,949)	(15,140,904)	(4,798,955)	(22,950,971)	(1,380,531)	(8,597,851)	(2,286,073)	(14,241,906)
	Retirement Class	(123,703,983)	(72,281,132)	(7,060,488)	(12,619,893)	(17,922,383)	(21,715,864)	(235,228,526)	(62,062,989)	(55,468,454)	(51,645,921)	(127,999,090)	(235,019,760)
	Retail Class	(7,190,449)	(27,652,803)	(1,132,446)	(3,553,665)	(12,865,912)	(42,992,269)	(247,205,139)	(270,872,996)	(12,023,003)	(69,309,775)	(19,093,546)	(45,910,492)
Net increase (decrease) from shareholder transactions		428,566,338	(33,325,883)	343,709,621	904,832,161	262,165,089	991,654,044	(154,058,411)	585,971,664	85,503,563	86,937,280	99,592,471	155,352,094
Net increase (decrease) in net assets		450,211,071	(93,764,977)	399,219,216	802,404,607	281,191,651	973,162,595	(221,324,747)	560,059,442	79,966,944	(63,294,840)	96,932,229	143,811,909

NET ASSETS
Beginning of period		2,325,094,585	2,418,859,562	5,083,495,632	4,281,091,025	2,276,384,961	1,303,222,366	2,823,264,122	2,263,204,680	1,820,690,298	1,883,985,138	1,326,113,373	1,182,301,464
End of period		$2,775,305,656	$2,325,094,585	$5,482,714,848	$5,083,495,632	$2,557,576,612	$2,276,384,961	$2,601,939,375	$2,823,264,122	$1,900,657,242	$1,820,690,298	$1,423,045,602	$1,326,113,373
Undistributed net investment income (loss) included in net assets		$(347,538)	$(367,698)	$(253,135)	$(201,467)	$26,226	$23,830	$(295,174)	$(294,876)	$2,375	$124,365	$6,807	$(1,812)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	54,600,630	47,957,292	79,659,482	130,140,426	28,215,819	104,332,667	53,279,041	48,400,328	24,226,143	37,185,309	30,028,812	42,851,174
	Premier Class	164,436	647,423	919,282	1,866,530	366,083	991,747	392,439	1,883,419	97,270	227,007	214,630	951,784
	Retirement Class	2,877,668	6,168,827	1,301,093	2,027,887	987,393	5,918,438	6,232,143	13,794,837	1,406,751	3,103,621	2,803,204	10,135,702
	Retail Class	725,771	1,067,366	213,766	317,394	882,934	1,516,766	7,577,101	38,390,485	590,710	1,232,180	1,050,402	2,916,502
Shares reinvested:	Institutional Class	277,778	1,859,259	4,421,821	7,543,698	199,118	967,203	2,279,777	7,031,543	1,870,618	1,474,526	377,547	784,589
	Premier Class	16,747	56,902	33,446	55,622	15,662	47,943	76,589	236,085	11,036	12,475	6,809	23,082
	Retirement Class	300,146	970,397	70,230	116,803	221,256	479,254	845,062	2,384,821	268,607	215,968	89,842	271,798
	Retail Class	65,766	203,217	11,907	19,924	265,122	636,244	1,247,087	3,862,658	214,778	186,549	76,427	207,990
Shares redeemed:	Institutional Class	(5,649,397)	(52,297,868)	(53,949,070)	(54,504,436)	(3,495,861)	(12,953,495)	(40,050,694)	(25,085,674)	(15,379,350)	(24,739,779)	(10,758,920)	(15,000,586)
	Premier Class	(350,599)	(1,031,199)	(67,391)	(1,516,854)	(294,537)	(1,447,418)	(461,540)	(2,228,913)	(118,635)	(743,603)	(219,111)	(1,368,885)
	Retirement Class	(11,534,333)	(6,823,562)	(653,682)	(1,183,521)	(1,674,129)	(2,061,530)	(22,658,862)	(6,022,482)	(4,711,436)	(4,436,020)	(12,270,627)	(22,361,108)
	Retail Class	(672,344)	(2,620,083)	(104,924)	(332,623)	(1,200,971)	(4,076,549)	(23,901,496)	(26,104,775)	(1,061,110)	(6,107,224)	(1,830,982)	(4,402,903)
Net increase (decrease) from shareholder transactions		40,822,269	(3,842,029)	31,855,960	84,550,850	24,487,889	94,351,270	(15,143,353)	56,542,332	7,415,382	7,611,009	9,568,033	15,009,139

48	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	49

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2014	2014	2014	2014	2014	2014
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$1,384,891	$1,302,247	$3,289,790	$7,601,002	$—	$29,598
Net realized gain (loss) on total investments		2,430,021	362,201	4,373,852	(1,553,614)	143	991
Net change in unrealized appreciation (depreciation) on total investments		961,803	(245,293)	3,622,179	(17,437,629)	—	—
Net increase (decrease) in net assets from operations		4,776,715	1,419,155	11,285,821	(11,390,241)	143	30,589

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,110,492)	(1,158,776)	(235,055)	(237,637)	—	(29,598)
	Premier Class	(22,676)	(23,239)	—	—	—	—
	Retirement Class	(168,684)	(54,764)	—	—	—	—
	Retail Class	(85,597)	(62,268)	(3,054,735)	(7,363,365)	—	—
From realized gains:	Institutional Class	—	(68,962)	—	(59,691)	—	—
	Premier Class	—	(1,731)	—	—	—	—
	Retirement Class	—	(3,952)	—	—	—	—
	Retail Class	—	(4,364)	—	(2,005,451)	—	—
Total distributions		(1,387,449)	(1,378,056)	(3,289,790)	(9,666,144)	—	(29,598)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	61,512,139	35,370,625	31,397,383	3,735,288	107,607,941	337,853,187
	Premier Class	1,039,495	1,168,533	—	—	2,914,947	10,754,745
	Retirement Class	30,297,126	5,737,828	—	—	25,264,343	79,897,313
	Retail Class	8,377,185	4,371,294	15,379,821	37,212,287	74,483,974	239,384,989
Reinvestments of distributions:	Institutional Class	1,094,538	1,226,757	132,338	15,385	—	24,151
	Premier Class	22,676	24,970	—	—	—	—
	Retirement Class	168,684	58,716	—	—	—	—
	Retail Class	84,178	65,216	2,750,813	8,441,372	—	—
Redemptions:	Institutional Class	(814,465)	(855,345)	(1,943,468)	(3,739,752)	(134,567,362)	(285,075,194)
	Premier Class	(51,573)	(203,592)	—	—	(4,385,329)	(14,313,140)
	Retirement Class	(1,705,459)	(1,335,415)	—	—	(25,485,385)	(63,143,512)
	Retail Class	(659,268)	(486,438)	(51,156,688)	(94,803,154)	(107,751,375)	(253,429,986)
Net increase (decrease) from shareholder transactions		99,365,256	45,143,149	(3,439,801)	(49,138,574)	(61,918,246)	51,952,553
Net increase (decrease) in net assets		102,754,522	45,184,248	4,556,230	(70,194,959)	(61,918,103)	51,953,544

NET ASSETS
Beginning of period		101,137,588	55,953,340	337,404,913	407,599,872	857,103,370	805,149,826
End of period		$203,892,110	$101,137,588	$341,961,143	$337,404,913	$795,185,267	$857,103,370
Undistributed net investment income (loss) included in net assets		$(3,000)	$(442)	$10,930	$10,930	$(20,908)	$(20,908)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,033,536	3,568,147	2,944,298	353,743	107,607,941	337,853,187
	Premier Class	101,941	119,523	—	—	2,914,947	10,754,745
	Retirement Class	2,975,207	580,006	—	—	25,264,343	79,897,313
	Retail Class	821,730	441,669	1,438,010	3,468,894	74,483,974	239,384,989
Shares reinvested:	Institutional Class	106,755	124,335	12,299	1,455	—	24,151
	Premier Class	2,221	2,530	—	—	—	—
	Retirement Class	16,485	5,946	—	—	—	—
	Retail Class	8,240	6,611	256,371	796,359	—	—
Shares redeemed:	Institutional Class	(79,923)	(85,922)	(181,582)	(355,641)	(134,567,362)	(285,075,194)
	Premier Class	(5,049)	(20,721)	—	—	(4,385,329)	(14,313,140)
	Retirement Class	(169,796)	(135,980)	—	—	(25,485,385)	(63,143,512)
	Retail Class	(64,836)	(49,622)	(4,786,304)	(8,931,680)	(107,751,375)	(253,429,986)
Net increase (decrease) from shareholder transactions		9,746,511	4,556,522	(316,908)	(4,666,870)	(61,918,246)	51,952,553

50	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	51

Financial highlights

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss)	[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

BOND FUND												BOND FUND
Institutional Class:	9/30/14	#	$10.40	$0.12		$0.10	$0.22	$(0.12)	$ —	$(0.12)	$10.50	Institutional Class:	9/30/14	#	2.10%[b]	$2,418,509	0.32%[c]		0.32%[c]		2.25%[c]		154	%bf
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40		3/31/14		0.96	1,882,776	0.32		0.32		2.46		307	[f]
	3/31/13		10.59	0.27		0.34	0.61	(0.27)	(0.29)	(0.56)	10.64		3/31/13		5.77	1,951,905	0.32		0.32		2.50		358	[f]
	3/31/12		10.36	0.29		0.50	0.79	(0.29)	(0.27)	(0.56)	10.59		3/31/12		7.81	1,759,983	0.33		0.33		2.78		402	[f]
	3/31/11	†	10.70	0.15		(0.22)	(0.07)	(0.15)	(0.12)	(0.27)	10.36		3/31/11	†	(0.67)[b]	1,681,237	0.33	[c]	0.33	[c]	2.80	[c]	161	bfg
	9/30/10		10.20	0.35		0.50	0.85	(0.35)	—	(0.35)	10.70		9/30/10		8.47	2,474,347	0.33		0.33		3.35		216	fg
	9/30/09		9.68	0.41		0.52	0.93	(0.41)	—	(0.41)	10.20		9/30/09		10.00	2,151,009	0.36		0.34		4.20		173	[f]
Premier Class:	9/30/14	#	10.41	0.11		0.10	0.21	(0.11)	—	(0.11)	10.51	Premier Class:	9/30/14	#	2.03 [b]	16,109	0.47	[c]	0.47	[c]	2.10	[c]	154	bf
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41		3/31/14		0.90	17,715	0.47		0.47		2.30		307	[f]
	3/31/13		10.59	0.26		0.33	0.59	(0.25)	(0.29)	(0.54)	10.64		3/31/13		5.61	21,595	0.47		0.47		2.35		358	[f]
	3/31/12		10.37	0.28		0.49	0.77	(0.28)	(0.27)	(0.55)	10.59		3/31/12		7.54	33,425	0.48		0.48		2.63		402	[f]
	3/31/11	†	10.71	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.37		3/31/11	†	(0.75)[b]	35,712	0.48	[c]	0.48	[c]	2.65	[c]	161	bfg
	9/30/10		10.20	0.31		0.53	0.84	(0.33)	—	(0.33)	10.71		9/30/10		8.40	22,196	0.48		0.48		2.94		216	fg
	9/30/09	§	10.20	0.00	[d]	—	0.00 [d]	—	—	—	10.20		9/30/09	§	0.00 [b]	250	220.90	[c]	0.50	[c]	0.00	[c]	173	[f]
Retirement Class:	9/30/14	#	10.59	0.11		0.10	0.21	(0.11)	—	(0.11)	10.69	Retirement Class:	9/30/14	#	1.96 [b]	264,283	0.57	[c]	0.57	[c]	2.01	[c]	154	bf
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59		3/31/14		0.73	350,208	0.57		0.57		2.21		307	[f]
	3/31/13		10.77	0.25		0.35	0.60	(0.25)	(0.29)	(0.54)	10.83		3/31/13		5.55	354,693	0.57		0.57		2.25		358	[f]
	3/31/12		10.54	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.77		3/31/12		7.45	327,833	0.58		0.58		2.53		402	[f]
	3/31/11	†	10.88	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.54		3/31/11	†	(0.76)[b]	261,330	0.58	[c]	0.58	[c]	2.56	[c]	161	bfg
	9/30/10		10.37	0.32		0.52	0.84	(0.33)	—	(0.33)	10.88		9/30/10		8.22	239,160	0.58		0.58		3.06		216	fg
	9/30/09		9.84	0.39		0.54	0.93	(0.40)	—	(0.40)	10.37		9/30/09		9.64	121,753	0.62		0.59		3.86		173	[f]
Retail Class:	9/30/14	#	10.58	0.10		0.10	0.20	(0.10)	—	(0.10)	10.68	Retail Class:	9/30/14	#	1.93 [b]	76,403	0.63	[c]	0.63	[c]	1.94	[c]	154	bf
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58		3/31/14		0.75	74,396	0.63		0.63		2.13		307	[f]
	3/31/13		10.76	0.24		0.34	0.58	(0.24)	(0.29)	(0.53)	10.81		3/31/13		5.39	90,667	0.63		0.63		2.19		358	[f]
	3/31/12		10.53	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.76		3/31/12		7.44	76,117	0.60		0.60		2.50		402	[f]
	3/31/11	†	10.87	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.53		3/31/11	†	(0.74)[b]	56,163	0.52	[c]	0.52	[c]	2.61	[c]	161	bfg
	9/30/10		10.36	0.33		0.52	0.85	(0.34)	—	(0.34)	10.87		9/30/10		8.31	58,330	0.50		0.50		3.16		216	fg
	9/30/09		9.83	0.41		0.53	0.94	(0.41)	—	(0.41)	10.36		9/30/09		9.75	35,143	0.68		0.50		4.04		173	[f]

BOND INDEX FUND												BOND INDEX FUND
Institutional Class:	9/30/14	#	10.67	0.12		0.12	0.24	(0.12)	—	(0.12)	10.79	Institutional Class:	9/30/14	#	2.23 [b]	5,343,827	0.12	[c]	0.12	[c]	2.18	[c]	9	[b]
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67		3/31/14		(0.39)	4,964,509	0.12		0.12		1.98		23
	3/31/13		10.77	0.20		0.18	0.38	(0.21)	(0.01)	(0.22)	10.93		3/31/13		3.51	4,174,241	0.14		0.13		1.85		22
	3/31/12		10.25	0.26		0.52	0.78	(0.26)	—	(0.26)	10.77		3/31/12		7.69	2,908,947	0.15		0.13		2.42		23
	3/31/11	†	10.50	0.13		(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	10.25		3/31/11	†	(1.11)[b]	1,382,598	0.17	[c]	0.13	[c]	2.44	[c]	87	bg
	9/30/10		10.04	0.31		0.46	0.77	(0.31)	(0.00)[d]	(0.31)	10.50		9/30/10		7.87	411,709	0.31		0.13		3.08		66	[g]
	9/30/09	*	10.00	0.01		0.04	0.05	(0.01)	—	(0.01)	10.04		9/30/09	*	0.48 [b]	99,497	3.37	[c]	0.12	[c]	1.65	[c]	279	[b]
Premier Class:	9/30/14	#	10.67	0.11		0.12	0.23	(0.11)	—	(0.11)	10.79	Premier Class:	9/30/14	#	2.16 [b]	40,940	0.27	[c]	0.27	[c]	2.03	[c]	9	[b]
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67		3/31/14		(0.54)	31,048	0.27		0.27		1.82		23
	3/31/13		10.77	0.19		0.17	0.36	(0.19)	(0.01)	(0.20)	10.93		3/31/13		3.36	27,364	0.29		0.28		1.70		22
	3/31/12		10.25	0.24		0.53	0.77	(0.25)	—	(0.25)	10.77		3/31/12		7.53	11,577	0.30		0.28		2.22		23
	3/31/11	†	10.49	0.12		(0.23)	(0.11)	(0.12)	(0.01)	(0.13)	10.25		3/31/11	†	(1.09)[b]	2,784	0.33	[c]	0.28	[c]	2.31	[c]	87	bg
	9/30/10		10.04	0.30		0.45	0.75	(0.30)	(0.00)[d]	(0.30)	10.49		9/30/10		7.61	1,451	0.47		0.28		2.94		66	[g]
	9/30/09	§	10.04	—		—	—	—	—	—	10.04		9/30/09	§	0.00 [b]	1,000	55.37	[c]	0.28	[c]	0.00	[c]	279	[b]
Retirement Class:	9/30/14	#	10.68	0.10		0.11	0.21	(0.10)	—	(0.10)	10.79	Retirement Class:	9/30/14	#	2.01 [b]	82,433	0.37	[c]	0.37	[c]	1.93	[c]	9	[b]
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68		3/31/14		(0.55)	73,881	0.37		0.37		1.72		23
	3/31/13		10.77	0.18		0.17	0.35	(0.18)	(0.01)	(0.19)	10.93		3/31/13		3.25	65,143	0.38		0.38		1.60		22
	3/31/12		10.26	0.23		0.52	0.75	(0.24)	—	(0.24)	10.77		3/31/12		7.32	40,874	0.40		0.38		2.11		23
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26		3/31/11	†	(1.14)[b]	3,157	0.43	[c]	0.38	[c]	2.19	[c]	87	bg
	9/30/10		10.04	0.29		0.46	0.75	(0.29)	(0.00)[d]	(0.29)	10.50		9/30/10		7.61	2,887	0.57		0.38		2.82		66	[g]
	9/30/09	*	10.00	0.01		0.04	0.05	(0.01)	—	(0.01)	10.04		9/30/09	*	0.47 [b]	1,005	6.81	[c]	0.36	[c]	1.41	[c]	279	[b]
Retail Class:	9/30/14	#	10.68	0.10		0.11	0.21	(0.10)	—	(0.10)	10.79	Retail Class:	9/30/14	#	2.05 [b]	15,515	0.47	[c]	0.47	[c]	1.83	[c]	9	[b]
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68		3/31/14		(0.65)	14,058	0.49		0.48		1.61		23
	3/31/13		10.77	0.17		0.17	0.34	(0.17)	(0.01)	(0.18)	10.93		3/31/13		3.15	14,344	0.50		0.48		1.52		22
	3/31/12		10.26	0.22		0.52	0.74	(0.23)	—	(0.23)	10.77		3/31/12		7.22	12,737	0.49		0.48		2.08		23
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26		3/31/11	†	(1.19)[b]	6,242	0.54	[c]	0.48	[c]	2.10	[c]	87	bg
	9/30/10		10.04	0.28		0.46	0.74	(0.28)	(0.00)[d]	(0.28)	10.50		9/30/10		7.51	4,215	0.66		0.48		2.74		66	[g]
	9/30/09	*	10.00	0.01		0.04	0.05	(0.01)	—	(0.01)	10.04		9/30/09	*	0.46 [b]	1,005	6.81	[c]	0.45	[c]	1.32	[c]	279	[b]

52	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	53

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data															Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset		For the
	period		value,	Investment		unrealized gain	(loss) from		Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss)	[a]	(loss) on total investments	investment operations		investment income	realized gains	and distributions	end of period		or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

BOND PLUS FUND													BOND PLUS FUND
Institutional Class:	9/30/14	#	$10.58	$0.14		$0.09	$0.23		$(0.14)	$ —	$(0.14)	$10.67	Institutional Class:	9/30/14	#	2.21%[b]		$2,089,231	0.32%[c]		0.32%[c]		2.69%[c]		136	%bm
	3/31/14		10.78	0.28		(0.16)	0.12		(0.28)	(0.04)	(0.32)	10.58		3/31/14		1.20		1,807,530	0.33		0.33		2.70		290	[m]
	3/31/13		10.56	0.33		0.37	0.70		(0.33)	(0.15)	(0.48)	10.78		3/31/13		6.69		846,872	0.34		0.34		3.05		268	[m]
	3/31/12		10.16	0.38		0.41	0.79		(0.38)	(0.01)	(0.39)	10.56		3/31/12		7.91		718,619	0.35		0.35		3.62		221	[m]
	3/31/11	†	10.36	0.20		(0.20)	0.00	[d]	(0.20)	—	(0.20)	10.16		3/31/11	†	(0.03)[b]		496,173	0.37	[c]	0.35	[c]	3.90	[c]	99	bm
	9/30/10		9.78	0.47		0.58	1.05		(0.47)	—	(0.47)	10.36		9/30/10		10.98		238,020	0.37		0.35		4.68		158	[m]
	9/30/09		9.38	0.47		0.40	0.87		(0.47)	—	(0.47)	9.78		9/30/09		9.67		206,893	0.40		0.35		5.07		143	[m]
Premier Class:	9/30/14	#	10.58	0.14		0.09	0.23		(0.14)	—	(0.14)	10.67	Premier Class:	9/30/14	#	2.23	[b]	13,176	0.47	[c]	0.47	[c]	2.54	[c]	136	bm
	3/31/14		10.78	0.27		(0.16)	0.11		(0.27)	(0.04)	(0.31)	10.58		3/31/14		0.95		12,140	0.48		0.48		2.51		290	[m]
	3/31/13		10.56	0.31		0.37	0.68		(0.31)	(0.15)	(0.46)	10.78		3/31/13		6.53		16,773	0.49		0.49		2.89		268	[m]
	3/31/12		10.16	0.36		0.41	0.77		(0.36)	(0.01)	(0.37)	10.56		3/31/12		7.75		12,334	0.50		0.50		3.45		221	[m]
	3/31/11	†	10.36	0.19		(0.20)	(0.01)		(0.19)	—	(0.19)	10.16		3/31/11	†	(0.11)[b]		11,028	0.52	[c]	0.50	[c]	3.69	[c]	99	bm
	9/30/10		9.78	0.40		0.63	1.03		(0.45)	—	(0.45)	10.36		9/30/10		10.82		10,857	0.52		0.50		3.89		158	[m]
	9/30/09	§	9.78	0.00	[d]	—	0.00	[d]	—	—	—	9.78		9/30/09	§	0.00	[b]	250	220.91	[c]	0.50	[c]	0.00	[c]	143	[m]
Retirement Class:	9/30/14	#	10.59	0.13		0.09	0.22		(0.13)	—	(0.13)	10.68	Retirement Class:	9/30/14	#	2.09	[b]	191,203	0.57	[c]	0.57	[c]	2.44	[c]	136	bm
	3/31/14		10.80	0.26		(0.17)	0.09		(0.26)	(0.04)	(0.30)	10.59		3/31/14		0.86		194,476	0.58		0.58		2.44		290	[m]
	3/31/13		10.57	0.30		0.38	0.68		(0.30)	(0.15)	(0.45)	10.80		3/31/13		6.52		151,447	0.59		0.59		2.79		268	[m]
	3/31/12		10.17	0.35		0.41	0.76		(0.35)	(0.01)	(0.36)	10.57		3/31/12		7.64		95,480	0.60		0.60		3.36		221	[m]
	3/31/11	†	10.37	0.18		(0.20)	(0.02)		(0.18)	—	(0.18)	10.17		3/31/11	†	(0.16)[b]		72,668	0.62	[c]	0.60	[c]	3.58	[c]	99	bm
	9/30/10		9.79	0.43		0.59	1.02		(0.44)	—	(0.44)	10.37		9/30/10		10.70		92,179	0.62		0.60		4.34		158	[m]
	9/30/09		9.39	0.45		0.40	0.85		(0.45)	—	(0.45)	9.79		9/30/09		9.39		58,533	0.65		0.60		4.80		143	[m]
Retail Class:	9/30/14	#	10.60	0.13		0.09	0.22		(0.13)	—	(0.13)	10.69	Retail Class:	9/30/14	#	2.05	[b]	263,966	0.64	[c]	0.64	[c]	2.36	[c]	136	bm
	3/31/14		10.80	0.25		(0.16)	0.09		(0.25)	(0.04)	(0.29)	10.60		3/31/14		0.86		262,239	0.67		0.67		2.34		290	[m]
	3/31/13		10.58	0.29		0.37	0.66		(0.29)	(0.15)	(0.44)	10.80		3/31/13		6.32		288,131	0.68		0.68		2.71		268	[m]
	3/31/12		10.18	0.35		0.41	0.76		(0.35)	(0.01)	(0.36)	10.58		3/31/12		7.59		275,663	0.64		0.64		3.33		221	[m]
	3/31/11	†	10.38	0.18		(0.20)	(0.02)		(0.18)	—	(0.18)	10.18		3/31/11	†	(0.14)[b]		265,818	0.59	[c]	0.58	[c]	3.62	[c]	99	bm
	9/30/10		9.80	0.45		0.58	1.03		(0.45)	—	(0.45)	10.38		9/30/10		10.78		277,069	0.54		0.52		4.50		158	[m]
	9/30/09		9.40	0.46		0.40	0.86		(0.46)	—	(0.46)	9.80		9/30/09		9.50		247,928	0.74		0.49		4.93		143	[m]

HIGH-YIELD FUND													HIGH-YIELD FUND
Institutional Class:	9/30/14	#	10.38	$0.27		(0.25)	0.02		(0.27)	—	(0.27)	10.13	Institutional Class:	9/30/14	#	0.17	[b]	1,904,623	0.36	[c]	0.36	[c]	5.20	[c]	36	[b]
	3/31/14		10.51	0.57		0.11	0.68		(0.57)	(0.24)	(0.81)	10.38		3/31/14		6.78		1,790,122	0.37		0.37		5.51		69
	3/31/13		9.97	0.61		0.57	1.18		(0.61)	(0.03)	(0.64)	10.51		3/31/13		12.21		1,493,399	0.38		0.38		5.96		83
	3/31/12		9.99	0.68		(0.02)	0.66		(0.68)	—	(0.68)	9.97		3/31/12		6.91		889,869	0.39		0.39		6.90		62
	3/31/11	†	9.74	0.35		0.25	0.60		(0.35)	—	(0.35)	9.99		3/31/11	†	6.22	[b]	527,004	0.40	[c]	0.40	[c]	7.04	[c]	43	[b]
	9/30/10		9.04	0.72		0.70	1.42		(0.72)	—	(0.72)	9.74		9/30/10		16.41		398,933	0.41		0.40		7.76		109
	9/30/09		8.41	0.78		0.63	1.41		(0.78)	—	(0.78)	9.04		9/30/09		18.83		245,983	0.45		0.40		10.07		79
Premier Class:	9/30/14	#	10.39	0.26		(0.25)	0.01		(0.26)	—	(0.26)	10.14	Premier Class:	9/30/14	#	0.10	[b]	30,192	0.51	[c]	0.51	[c]	5.04	[c]	36	[b]
	3/31/14		10.51	0.55		0.13	0.68		(0.56)	(0.24)	(0.80)	10.39		3/31/14		6.72		30,851	0.52		0.52		5.36		69
	3/31/13		9.97	0.59		0.58	1.17		(0.60)	(0.03)	(0.63)	10.51		3/31/13		12.05		32,381	0.53		0.53		5.80		83
	3/31/12		9.99	0.66		(0.02)	0.64		(0.66)	—	(0.66)	9.97		3/31/12		6.75		20,842	0.54		0.54		6.74		62
	3/31/11	†	9.74	0.34		0.25	0.59		(0.34)	—	(0.34)	9.99		3/31/11	†	6.14	[b]	30,472	0.55	[c]	0.55	[c]	6.87	[c]	43	[b]
	9/30/10		9.04	0.71		0.70	1.41		(0.71)	—	(0.71)	9.74		9/30/10		16.23		16,836	0.56		0.55		7.52		109
	9/30/09	§	9.04	0.00	[d]	—	0.00	[d]	—	—	—	9.04		9/30/09	§	0.00	[b]	250	220.96	[c]	0.55	[c]	0.00	[c]	79
Retirement Class:	9/30/14	#	10.38	0.26		(0.24)	0.02		(0.26)	—	(0.26)	10.14	Retirement Class:	9/30/14	#	0.14	[b]	234,626	0.61	[c]	0.61	[c]	4.91	[c]	36	[b]
	3/31/14		10.51	0.54		0.11	0.65		(0.54)	(0.24)	(0.78)	10.38		3/31/14		6.51		402,054	0.62		0.62		5.26		69
	3/31/13		9.96	0.58		0.59	1.17		(0.59)	(0.03)	(0.62)	10.51		3/31/13		12.05		300,278	0.63		0.63		5.72		83
	3/31/12		9.99	0.65		(0.03)	0.62		(0.65)	—	(0.65)	9.96		3/31/12		6.54		202,282	0.64		0.64		6.65		62
	3/31/11	†	9.74	0.34		0.25	0.59		(0.34)	—	(0.34)	9.99		3/31/11	†	6.09	[b]	176,489	0.65	[c]	0.65	[c]	6.78	[c]	43	[b]
	9/30/10		9.04	0.70		0.70	1.40		(0.70)	—	(0.70)	9.74		9/30/10		16.12		166,383	0.66		0.65		7.49		109
	9/30/09		8.41	0.76		0.63	1.39		(0.76)	—	(0.76)	9.04		9/30/09		18.54		125,322	0.71		0.65		9.38		79
Retail Class:	9/30/14	#	10.43	0.26		(0.25)	0.01		(0.26)	—	(0.26)	10.18	Retail Class:	9/30/14	#	0.04	[b]	432,498	0.64	[c]	0.64	[c]	4.90	[c]	36	[b]
	3/31/14		10.56	0.54		0.11	0.65		(0.54)	(0.24)	(0.78)	10.43		3/31/14		6.48		600,237	0.65		0.65		5.23		69
	3/31/13		10.01	0.58		0.58	1.16		(0.58)	(0.03)	(0.61)	10.56		3/31/13		11.98		437,147	0.67		0.67		5.67		83
	3/31/12		10.03	0.65		(0.02)	0.63		(0.65)	—	(0.65)	10.01		3/31/12		6.63		249,119	0.66		0.66		6.62		62
	3/31/11	†	9.78	0.34		0.25	0.59		(0.34)	—	(0.34)	10.03		3/31/11	†	6.11	[b]	169,337	0.59	[c]	0.59	[c]	6.85	[c]	43	[b]
	9/30/10		9.08	0.71		0.70	1.41		(0.71)	—	(0.71)	9.78		9/30/10		16.18		156,374	0.58		0.57		7.60		109
	9/30/09		8.44	0.77		0.64	1.41		(0.77)	—	(0.77)	9.08		9/30/09		18.78		126,323	0.79		0.54		9.86		79

54	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	55

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss)	[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

INFLATION-LINKED BOND FUND												INFLATION-LINKED BOND FUND
Institutional Class:	9/30/14	#	$11.41	$0.21		$(0.03)	$0.18	$(0.21)	$ —	$(0.21)	$11.38	Institutional Class:	9/30/14	#	1.57%[b]		$1,591,275	0.26%[c]		0.26%[c]		3.61%[c]		11%[b]
	3/31/14		12.40	0.20		(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41		3/31/14		(6.55)		1,472,700	0.27		0.27		1.68		10
	3/31/13		12.07	0.21		0.43	0.64	(0.25)	(0.06)	(0.31)	12.40		3/31/13		5.28		1,428,566	0.27		0.27		1.72		14
	3/31/12		11.16	0.36		0.95	1.31	(0.39)	(0.01)	(0.40)	12.07		3/31/12		11.92		1,174,406	0.28		0.28		3.07		13
	3/31/11	†	11.21	0.17		(0.05)	0.12	(0.17)	—	(0.17)	11.16		3/31/11	†	1.05	[b]	771,048	0.29	[c]	0.29	[c]	3.01	[c]	7	[b]
	9/30/10		10.53	0.27		0.67	0.94	(0.26)	—	(0.26)	11.21		9/30/10		9.04		737,043	0.32		0.32		2.47		12
	9/30/09		10.07	(0.02)		0.48	0.46	0.00 [d]	—	0.00 [d]	10.53		9/30/09		4.57		524,468	0.39		0.35		(0.18)		17
Premier Class:	9/30/14	#	11.39	0.21		(0.04)	0.17	(0.20)	—	(0.20)	11.36	Premier Class:	9/30/14	#	1.50	[b]	7,298	0.41	[c]	0.41	[c]	3.54	[c]	11	[b]
	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39		3/31/14		(6.72)		7,433	0.42		0.42		1.90		10
	3/31/13		12.06	0.24		0.38	0.62	(0.24)	(0.06)	(0.30)	12.38		3/31/13		5.12		14,323	0.42		0.42		1.89		14
	3/31/12		11.15	0.37		0.92	1.29	(0.37)	(0.01)	(0.38)	12.06		3/31/12		11.77		18,303	0.43		0.43		3.13		13
	3/31/11	†	11.21	0.16		(0.06)	0.10	(0.16)	—	(0.16)	11.15		3/31/11	†	0.89	[b]	15,832	0.44	[c]	0.44	[c]	2.88	[c]	7	[b]
	9/30/10		10.53	0.13		0.80	0.93	(0.25)	—	(0.25)	11.21		9/30/10		8.89		14,474	0.47		0.47		1.19		12
	9/30/09	§	10.53	0.00	[d]	—	0.00 [d]	—	—	—	10.53		9/30/09	§	0.00	[b]	250	220.91	[c]	0.50	[c]	0.00	[c]	17
Retirement Class:	9/30/14	#	11.50	0.21		(0.03)	0.18	(0.20)	—	(0.20)	11.48	Retirement Class:	9/30/14	#	1.51	[b]	155,170	0.51	[c]	0.51	[c]	3.56	[c]	11	[b]
	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50		3/31/14		(6.82)		190,395	0.52		0.52		1.54		10
	3/31/13		12.18	0.19		0.42	0.61	(0.23)	(0.06)	(0.29)	12.50		3/31/13		5.02		220,926	0.52		0.52		1.48		14
	3/31/12		11.25	0.36		0.94	1.30	(0.36)	(0.01)	(0.37)	12.18		3/31/12		11.73		191,083	0.53		0.53		3.01		13
	3/31/11	†	11.31	0.15		(0.06)	0.09	(0.15)	—	(0.15)	11.25		3/31/11	†	0.83	[b]	176,090	0.54	[c]	0.54	[c]	2.77	[c]	7	[b]
	9/30/10		10.62	0.24		0.68	0.92	(0.23)	—	(0.23)	11.31		9/30/10		8.80		175,037	0.57		0.57		2.20		12
	9/30/09		10.18	(0.02)		0.46	0.44	0.00 [d]	—	0.00 [d]	10.62		9/30/09		4.33		112,192	0.64		0.60		(0.20)		17
Retail Class:	9/30/14	#	11.16	0.19		(0.03)	0.16	(0.19)	—	(0.19)	11.13	Retail Class:	9/30/14	#	1.44	[b]	146,914	0.58	[c]	0.58	[c]	3.34	[c]	11	[b]
	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16		3/31/14		(6.85)		150,162	0.59		0.59		1.55		10
	3/31/13		11.84	0.17		0.41	0.58	(0.23)	(0.06)	(0.29)	12.13		3/31/13		4.90		220,169	0.58		0.58		1.43		14
	3/31/12		10.95	0.34		0.92	1.26	(0.36)	(0.01)	(0.37)	11.84		3/31/12		11.68		201,227	0.55		0.55		2.91		13
	3/31/11	†	11.00	0.16		(0.05)	0.11	(0.16)	—	(0.16)	10.95		3/31/11	†	0.98	[b]	146,917	0.47	[c]	0.47	[c]	2.80	[c]	7	[b]
	9/30/10		10.34	0.24		0.66	0.90	(0.24)	—	(0.24)	11.00		9/30/10		8.84		147,427	0.49		0.49		2.30		12
	9/30/09		9.90	(0.06)		0.50	0.44	0.00 [d]	—	0.00 [d]	10.34		9/30/09		4.45		127,272	0.66		0.49		(0.59)		17
SHORT-TERM BOND FUND												SHORT-TERM BOND FUND
Institutional Class:	9/30/14	#	10.41	0.07		(0.02)	0.05	(0.07)	—	(0.07)	10.39	Institutional Class:	9/30/14	#	0.46	[b]	1,140,720	0.28	[c]	0.28	[c]	1.30	[c]	50	[b]
	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41		3/31/14		0.56		938,244	0.28		0.28		1.42		112
	3/31/13		10.40	0.16		0.13	0.29	(0.16)	(0.01)	(0.17)	10.52		3/31/13		2.82		646,931	0.29		0.29		1.52		78
	3/31/12		10.30	0.20		0.16	0.36	(0.20)	(0.06)	(0.26)	10.40		3/31/12		3.53		431,936	0.31		0.30		1.90		146
	3/31/11	†	10.43	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	10.30		3/31/11	†	(0.20)[b]		255,835	0.32	[c]	0.30	[c]	2.11	[c]	93	[b]
	9/30/10		10.11	0.28		0.32	0.60	(0.28)	—	(0.28)	10.43		9/30/10		6.05		176,043	0.33		0.30		2.74		95
	9/30/09		9.78	0.36		0.33	0.69	(0.36)	—	(0.36)	10.11		9/30/09		7.23		101,583	0.38		0.29		3.66		173
Premier Class:	9/30/14	#	10.42	0.06		(0.02)	0.04	(0.06)	—	(0.06)	10.40	Premier Class:	9/30/14	#	0.39	[b]	11,985	0.43	[c]	0.43	[c]	1.15	[c]	50	[b]
	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42		3/31/14		0.41		11,982	0.43		0.43		1.27		112
	3/31/13		10.41	0.15		0.13	0.28	(0.15)	(0.01)	(0.16)	10.53		3/31/13		2.67		16,257	0.44		0.44		1.42		78
	3/31/12		10.31	0.18		0.16	0.34	(0.18)	(0.06)	(0.24)	10.41		3/31/12		3.37		21,211	0.45		0.45		1.75		146
	3/31/11	†	10.43	0.10		(0.12)	(0.02)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.18)[b]		19,881	0.47	[c]	0.45	[c]	1.95	[c]	93	[b]
	9/30/10		10.11	0.25		0.34	0.59	(0.27)	—	(0.27)	10.43		9/30/10		5.89		19,884	0.48		0.45		2.39		95
	9/30/09	§	10.11	0.00	[d]	—	0.00 [d]	—	—	—	10.11		9/30/09	§	0.00	[b]	250	220.86	[c]	0.45	[c]	0.00	[c]	173
Retirement Class:	9/30/14	#	10.42	0.06		(0.03)	0.03	(0.05)	—	(0.05)	10.40	Retirement Class:	9/30/14	#	0.33	[b]	108,579	0.53	[c]	0.53	[c]	1.06	[c]	50	[b]
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.31		206,496	0.53		0.53		1.18		112
	3/31/13		10.41	0.13		0.14	0.27	(0.14)	(0.01)	(0.15)	10.53		3/31/13		2.56		334,477	0.54		0.54		1.26		78
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.27		188,614	0.55		0.55		1.65		146
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.32)[b]		134,128	0.57	[c]	0.55	[c]	1.86	[c]	93	[b]
	9/30/10		10.12	0.25		0.33	0.58	(0.26)	—	(0.26)	10.44		9/30/10		5.79		121,535	0.58		0.55		2.42		95
	9/30/09		9.78	0.34		0.34	0.68	(0.34)	—	(0.34)	10.12		9/30/09		7.07		56,366	0.64		0.54		3.40		173
Retail Class:	9/30/14	#	10.42	0.05		(0.02)	0.03	(0.05)	—	(0.05)	10.40	Retail Class:	9/30/14	#	0.31	[b]	161,762	0.59	[c]	0.59	[c]	0.99	[c]	50	[b]
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.25		169,391	0.60		0.60		1.10		112
	3/31/13		10.41	0.13		0.13	0.26	(0.13)	(0.01)	(0.14)	10.53		3/31/13		2.50		184,637	0.60		0.60		1.22		78
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.24		166,750	0.58		0.57		1.64		146
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.30)[b]		155,623	0.52	[c]	0.50	[c]	1.91	[c]	93	[b]
	9/30/10		10.12	0.26		0.33	0.59	(0.27)	—	(0.27)	10.44		9/30/10		5.87		149,768	0.50		0.47		2.58		95
	9/30/09		9.78	0.35		0.34	0.69	(0.35)	—	(0.35)	10.12		9/30/09		7.19		111,912	0.71		0.43		3.53		173

56	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	57

Financial highlights	continued

TIAA-CREF Funds

				Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss)	[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

SOCIAL CHOICE BOND FUND												SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/14	#	$9.98	$0.10		$0.28	$0.38	$(0.10)	$ —	$(0.10)	$10.26	Institutional Class:	9/30/14	#	3.73%[b]		$150,301	0.49%[c]		0.40%[c]		2.00%[c]		446%[b]
	3/31/14		10.03	0.17		(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98		3/31/14		1.33		85,771	0.59		0.40		1.76		393
	3/31/13	‡	10.00	0.06		0.08	0.14	(0.06)	(0.05)	(0.11)	10.03		3/31/13	‡	1.41	[b]	50,034	1.29	[c]	0.40	[c]	1.18	[c]	186	[b]
Premier Class:	9/30/14	#	9.98	0.09		0.27	0.36	(0.09)	—	(0.09)	10.25	Premier Class:	9/30/14	#	3.65	[b]	3,091	0.65	[c]	0.55	[c]	1.85	[c]	446	[b]
	3/31/14		10.03	0.16		(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98		3/31/14		1.18		2,019	0.75		0.55		1.64		393
	3/31/13	‡	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/13	‡	1.33	[b]	1,013	1.78	[c]	0.55	[c]	1.02	[c]	186	[b]
Retirement Class:	9/30/14	#	9.98	0.09		0.28	0.37	(0.09)	—	(0.09)	10.26	Retirement Class:	9/30/14	#	3.60	[b]	35,755	0.74	[c]	0.65	[c]	1.79	[c]	446	[b]
	3/31/14		10.03	0.16		(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98		3/31/14		1.08		6,631	0.85		0.65		1.56		393
	3/31/13	‡	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/13	‡	1.28	[b]	2,152	1.77	[c]	0.65	[c]	0.97	[c]	186	[b]
Retail Class:	9/30/14	#	9.98	0.09		0.27	0.36	(0.09)	—	(0.09)	10.25	Retail Class:	9/30/14	#	3.67	[b]	14,746	0.80	[c]	0.71	[c]	1.70	[c]	446	[b]
	3/31/14		10.03	0.14		(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98		3/31/14		0.89		6,717	0.92		0.74		1.45		393
	3/31/13	‡	10.00	0.05		0.07	0.12	(0.04)	(0.05)	(0.09)	10.03		3/31/13	‡	1.22	[b]	2,755	1.94	[c]	0.75	[c]	0.88	[c]	186	[b]

TAX-EXEMPT BOND FUND												TAX-EXEMPT BOND FUND
Institutional Class:	9/30/14	#	10.51	0.12		0.25	0.37	(0.12)	—	(0.12)	10.76	Institutional Class:	9/30/14	#	3.50	[b]	39,706	0.35	[c]	0.35	[c]	2.24	[c]	71	[b]
	3/31/14		11.08	0.25		(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51		3/31/14		(2.33)		9,626	0.35		0.35		2.33		155
	3/31/13		10.86	0.32		0.30	0.62	(0.32)	(0.08)	(0.40)	11.08		3/31/13		5.74		10,155	0.35		0.35		2.89		49
	3/31/12		10.06	0.34		0.80	1.14	(0.34)	—	(0.34)	10.86		3/31/12		11.46		9,508	0.38		0.35		3.21		59
	3/31/11	†	10.80	0.19		(0.63)	(0.44)	(0.19)	(0.11)	(0.30)	10.06		3/31/11	†	(4.07)[b]		10,003	0.40	[c]	0.35	[c]	3.70	[c]	11	[b]
	9/30/10		10.51	0.38		0.31	0.69	(0.38)	(0.02)	(0.40)	10.80		9/30/10		6.75		14,845	0.38		0.35		3.66		29
	9/30/09		9.69	0.38		0.82	1.20	(0.38)	(0.00)[d]	(0.38)	10.51		9/30/09		12.70		23,263	0.42		0.35		3.83		28
Retail Class:	9/30/14	#	10.52	0.10		0.25	0.35	(0.10)	—	(0.10)	10.77	Retail Class:	9/30/14	#	3.36	[b]	302,255	0.63	[c]	0.63	[c]	1.90	[c]	71	[b]
	3/31/14		11.10	0.22		(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52		3/31/14		(2.69)		327,779	0.63		0.63		2.06		155
	3/31/13		10.88	0.29		0.30	0.59	(0.29)	(0.08)	(0.37)	11.10		3/31/13		5.44		397,445	0.63		0.63		2.61		49
	3/31/12		10.07	0.32		0.81	1.13	(0.32)	—	(0.32)	10.88		3/31/12		11.30		341,517	0.62		0.59		2.96		59
	3/31/11	†	10.81	0.18		(0.63)	(0.45)	(0.18)	(0.11)	(0.29)	10.07		3/31/11	†	(4.14)[b]		281,980	0.55	[c]	0.51	[c]	3.56	[c]	11	[b]
	9/30/10		10.52	0.37		0.31	0.68	(0.37)	(0.02)	(0.39)	10.81		9/30/10		6.61		318,965	0.52		0.49		3.52		29
	9/30/09		9.70	0.36		0.83	1.19	(0.37)	(0.00)[d]	(0.37)	10.52		9/30/09		12.55		236,065	0.70		0.47		3.67		28

58	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	59

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from			Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from		Net	Net		dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations		investment income	realized gains		and distributions	end of period		or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

MONEY MARKET FUND														MONEY MARKET FUND
Institutional Class:	9/30/14	#	$1.00	$ —		$—	$ —		$ —	$ —		$ —	$1.00	Institutional Class:	9/30/14	#	0.00%[b]		$318,933	0.13%[c]		0.11%[c]		0.00%[c]		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	1.00		3/31/14		0.01		345,892	0.13		0.13		0.01		—
	3/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/13		0.05		293,090	0.14		0.14		0.05		—
	3/31/12		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/12		0.03		469,588	0.13		0.13		0.03		—
	3/31/11	†	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/11	†	0.04	[b]	427,230	0.15	[c]	0.15	[c]	0.09	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.13		433,888	0.15		0.15		0.13		—
	9/30/09		1.00	0.01		—	0.01		(0.01)	—		(0.01)	1.00		9/30/09		1.03		336,137	0.22		0.17		1.00		—
Premier Class:	9/30/14	#	1.00	—		—	—		—	—		—	1.00	Premier Class:	9/30/14	#	0.00	[b]	3,900	0.28	[c]	0.11	[c]	0.00	[c]	—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		5,371	0.28		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		8,929	0.29		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		6,706	0.28		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	15,678	0.30	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		12,431	0.29		0.27		0.00		—
	9/30/09	§	1.00	—		—	—		—	—		—	1.00		9/30/09	§	0.00		250	220.71	[c]	0.00	[c]	0.00	[c]	—
Retirement Class:	9/30/14	#	1.00	—		—	—		—	—		—	1.00	Retirement Class:	9/30/14	#	0.00	[b]	90,142	0.39	[c]	0.11	[c]	0.00	[c]	—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		90,363	0.38		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		73,609	0.39		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		80,690	0.39		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	64,760	0.40	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		79,434	0.40		0.27		0.00		—
	9/30/09		1.00	0.01		—	0.01		(0.01)	—		(0.01)	1.00		9/30/09		0.78		133,415	0.47		0.41		0.75		—
Retail Class:	9/30/14	#	1.00	—		—	—		—	—		—	1.00	Retail Class:	9/30/14	#	0.00	[b]	382,210	0.48	[c]	0.11	[c]	0.00	[c]	—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		415,477	0.50		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		429,522	0.51		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		486,370	0.44		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	582,093	0.39	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	—		(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		650,426	0.33		0.27		0.00		—
	9/30/09		1.00	0.01		—	0.01		(0.01)	—		(0.01)	1.00		9/30/09		0.91		887,149	0.54		0.28		0.95		—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2014, March 31, 2014, March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 67%, 156%, 196%, 140%, 49%, 67% and 113%, respectively.
[g]	Does not include in-kind transactions.
[m]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2014, March 31, 2014, March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 60%, 97%, 108%, 105%, 63%, 90% and 108%, respectively.
#	Unaudited.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
§	The Premier Class commenced operations on September 30, 2009.
‡	The Fund commenced operations on September 21, 2012.
*	The Fund commenced operations on September 14, 2009.

60	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Semiannual Report	61

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services-Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred

62	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Fund are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2014, there were no material transfers between levels by the Funds.

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Semiannual Report	63

Notes to financial statements (unaudited)

As of September 30, 2014, 100% of the value of investments in the Bond Index Fund, Inflation-Linked Bond Fund, Tax-Exempt Bond Fund and Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2014, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$–	$35,236,854	$–	$35,236,854
Corporate bonds	–	885,051,080	–	885,051,080
Government bonds	–	1,236,196,620	–	1,236,196,620
Structured assets	–	502,305,008	2,286,553	504,591,561
Short-term investments	–	393,088,951	–	393,088,951
Total	$–	$3,051,878,513	$2,286,553	$3,054,165,066
Bond Plus
Bank loan obligations	$–	$98,902,256	$–	$98,902,256
Corporate bonds	–	1,030,650,352	–	1,030,650,352
Government bonds	–	1,045,654,747	–	1,045,654,747
Structured assets	–	257,536,994	2,858,191	260,395,185
Short-term investments	–	415,787,908	–	415,787,908
Total	$–	$2,848,532,257	$2,858,191	$2,851,390,448
High-Yield
Bank loan obligations	$–	$473,519,710	$–	$473,519,710
Corporate bonds	–	2,048,676,588	–	2,048,676,588
Preferred stocks	4,380,915	–	–	4,380,915
Short-term investments	–	22,998,956	–	22,998,956
Total	$4,380,915	$2,545,195,254	$–	$2,549,576,169
Short-Term Bond
Bank loan obligations	$–	$11,374,383	$–	$11,374,383
Corporate bonds	–	500,588,379	–	500,588,379
Government bonds	–	428,675,000	–	428,675,000
Structured assets	–	375,009,912	2,286,553	377,296,465
Short-term investments	–	21,428,939	–	21,428,939
Futures*	(94,686)	–	–	(94,686)
Total	$(94,686)	$1,337,076,613	$2,286,553	$1,339,268,480
Social Choice Bond
Bank loan obligations	$–	$2,990,455	$–	$2,990,455
Corporate bonds	–	67,382,539	–	67,382,539
Government bonds	–	97,906,733	–	97,906,733
Structured assets	–	20,773,788	–	20,773,788
Preferred stocks	249,110	–	–	249,110
Short-term investments	–	10,598,990	–	10,598,990
Total	$249,110	$199,652,505	$–	$199,901,615
*	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2014, the following Fund invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Short-Term Bond Fund
Interest rate contracts	Futures*	$(94,686)		$–
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

64	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

For the period ended September 30, 2014, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation	)
Bond Fund
Credit contracts	Swap transactions	$(115,283)	$107,023
Short-Term Bond Fund
Interest rate contracts	Futures transactions	(375,631)	(65,621)

Futures contracts: The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the bond markets and to fluctuations in interest rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended September 30, 2014, the Short-Term Bond Fund, had exposure to interest rate futures contracts, based on underlying notional values, generally between 0% and 3% of net assets.

At September 30, 2014, the Short-Term Bond Fund held the following open futures contracts:

	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss	)
US 5 Year Note (CBT)	400	$(47,303,125)	12/31/14	$(94,686)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2014, the Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

There were no open credit default swap contracts outstanding as of September 30, 2014.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Semiannual Report	65

Notes to financial statements (unaudited)

services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. In addition, Advisors waived a portion of the investment management fees from each class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2014, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
			Retirement	Premier	Retail	Institutional	Premier	Retirement	Retail
Fund			Class	Class	Class	Class	Class	Class	Class
Bond*	0.27%–0.30%	0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.60%	0.70%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13	0.28	0.38	0.48
Bond Plus*	0.27–0.30	0.29	0.25	0.15	0.25	0.35	0.50	0.60	0.70
High-Yield*	0.32–0.35	0.34	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.15	0.25	0.35	0.50	0.60	0.70
Short-Term Bond*	0.22–0.25	0.25	0.25	0.15	0.25	0.30	0.45	0.55	0.65
Social Choice Bond*	0.32–0.35	0.35	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Tax-Exempt Bond*	0.27–0.30	0.30	–	–	0.25	0.35	–	–	0.70
Money Market	0.10	0.10	0.25	0.15	0.25	0.15	0.30	0.40	0.50

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2015. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Social Choice Bond Fund, TIAA, an affiliate, invested in the Fund. In addition, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2014:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond	–	74%	–	1%	–	1%	76%
Bond Index	–	–	15%	–	–	1	16
Bond Plus	–	60	–	4	12%	2	78
High-Yield	–	25	–	–	–	1	26
Inflation-Linked Bond	–	15	3	–	–	–	18
Short-Term Bond	–	28	–	3	–	1	32
Social Choice Bond	26%	–	–	–	–	–	26
Money Market	–	–	–	–	–	1	1

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2014, five 529 Plans own 18%, 17%,

8%, 7% and 6%, respectively, of the Bond Index Fund; one 529 Plan owns 5% of the High Yield Fund; five 529 Plans own 15%, 13%, 7%, 5% and 5%, respectively, of the Inflation-Linked Bond Fund; three 529 Plans own 8%, 6% and 5%, respectively, of the Short-Term Bond Fund; and one 529 Plan owns 9% of the Money Market Fund.

66	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	depreciation	(depreciation	)
Bond	$3,025,256,199	$39,057,051	$(10,148,184)	$28,908,867
Bond Index	5,413,618,307	80,435,551	(34,884,881)	45,550,670
Bond Plus	2,824,563,220	38,420,912	(11,593,684)	26,827,228
High-Yield	2,540,751,530	49,279,215	(40,454,576)	8,824,639
Inflation-Linked Bond	1,837,110,062	73,258,429	(33,494,676)	39,763,753
Short-Term Bond	1,337,941,534	5,451,259	(4,029,627)	1,421,632
Social Choice Bond	199,191,553	1,327,552	(617,490)	710,062
Tax-Exempt Bond	318,901,746	9,981,012	(50,199)	9,930,813

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2014 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$588,789,547	$3,547,294,036	$415,499,393	$3,244,807,003
Bond Index	247,371,875	691,651,963	137,343,891	312,002,747
Bond Plus	600,450,761	2,761,822,267	396,672,342	2,702,241,045
High-Yield	1,000,988,707	–	1,125,877,553	–
Inflation-Linked Bond	–	256,495,959	–	201,217,156
Short-Term Bond	310,573,292	504,537,871	221,665,194	437,302,097
Social Choice Bond	93,573,264	601,221,496	32,155,876	568,775,610
Tax-Exempt Bond	236,651,664	–	262,630,411	–

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2014 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Bond	$61,792,013	$12,050,367	$73,842,380
Bond Index	92,334,854	1,668,012	94,002,866
Bond Plus	47,779,105	7,638,532	55,417,637
High-Yield	152,745,302	42,643,180	195,388,482
Inflation-Linked Bond	24,916,653	1,162,387	26,079,040
Short-Term Bond	18,081,963	–	18,081,963
Social Choice Bond	1,378,056	–	1,378,056
Tax-Exempt Bond*	8,802,502	863,642	9,666,144
Money Market	29,598	–	29,598
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2014 of $7,599,546.

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Semiannual Report	67

Notes to financial statements (unaudited)	concluded

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2014, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

68	2014 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank	deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

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Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.3%

AUTOMOBILES & COMPONENTS - 0.1%
$1,745,625	i	Gates Global LLC	4.250%	07/03/21	$1,712,528
900,000	h,i	INA Beteiligungsgesellschaft mbH	3.750	05/15/20	891,567
		TOTAL AUTOMOBILES & COMPONENTS			2,604,095

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,430,232	i	Capital Safety North America	3.750	03/29/21	1,390,543
895,426	i	Pilot Corp	4.250	08/07/19	893,563
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,284,106

CONSUMER DURABLES & APPAREL - 0.1%
1,600,000	i	Libbey Glass, Inc	3.750	04/09/21	1,583,008
897,750	i	Otter Products LLC	5.750	06/03/20	888,772
		TOTAL CONSUMER DURABLES & APPAREL			2,471,780

CONSUMER SERVICES - 0.1%
485,536	i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	479,671
1,897,744	i	Spin Holdco, Inc	4.250	11/14/19	1,860,985
		TOTAL CONSUMER SERVICES			2,340,656

DIVERSIFIED FINANCIALS - 0.0%
900,000	i	TransUnion LLC	4.000	04/09/21	884,817
		TOTAL DIVERSIFIED FINANCIALS			884,817

FOOD & STAPLES RETAILING - 0.1%
2,100,000	i	Albertson’s Holdings LLC	4.500	08/25/21	2,088,618
		TOTAL FOOD & STAPLES RETAILING			2,088,618

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
2,000,000	i	Biomet, Inc	3.655	07/25/17	1,983,960
828,172	i	Capsugel Holdings US, Inc	3.500	08/01/18	811,195
299,250	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	295,473
1,994,962	i	HCA, Inc	2.983	05/01/18	1,969,746
897,739	i	Kinetic Concepts, Inc	3.500	09/30/17	885,772
1,994,975	i	Kinetic Concepts, Inc	4.000	05/04/18	1,966,307
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,912,453

MATERIALS - 0.1%
939,185	i	Minerals Technologies, Inc	4.000	05/07/21	930,384
1,586,667	i	Signode Industrial Group US, Inc	4.000	05/01/21	1,555,933
360,000	i	Solenis International LP	7.750	07/31/22	349,200
		TOTAL MATERIALS			2,835,517
1

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA - 0.1%
$588,007	i	CSC Holdings LLC	2.654%	04/17/20	$570,185
900,000	h,i	MTL Publishing LLC	3.750	06/29/18	884,754
1,736,398	i	Univision Communications, Inc	4.000	03/01/20	1,701,670
1,000,000	h,i	Visant Corp	7.000	09/23/21	986,880
		TOTAL MEDIA			4,143,489

RETAILING - 0.0%
715,000	i	Stater Bros Markets	4.750	05/12/21	711,876
		TOTAL RETAILING			711,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,496,250	i	Avago Technologies Ltd	3.750	05/06/21	1,481,482
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,481,482

SOFTWARE & SERVICES - 0.1%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	7.750	04/28/22	1,344,000
384,696	i	P2 Lower Acquisition LLC	5.500	10/22/20	384,457
675,000	h,i	ProQuest LLC	5.250	09/23/21	673,029
		TOTAL SOFTWARE & SERVICES			2,401,486

TELECOMMUNICATION SERVICES - 0.0%
1,108,125	i	Windstream Corp	3.500	01/23/20	1,093,719
		TOTAL TELECOMMUNICATION SERVICES			1,093,719

TRANSPORTATION - 0.1%
2,000,000		Tronox Pigments, B.V.	4.000	03/19/20	1,982,760
		TOTAL TRANSPORTATION			1,982,760

		TOTAL BANK LOAN OBLIGATIONS			35,236,854
		(Cost $35,620,736)

BONDS - 94.6%

CORPORATE BONDS - 32.1%

AUTOMOBILES & COMPONENTS - 0.2%
375,000		Chrysler Group LLC	8.000	06/15/19	397,969
675,000	g	Gates Global LLC	6.000	07/15/22	634,500
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	758,194
2,950,000		Johnson Controls, Inc	4.625	07/02/44	2,880,197
1,750,000		Magna International, Inc	3.625	06/15/24	1,738,922
		TOTAL AUTOMOBILES & COMPONENTS			6,409,782

BANKS - 4.3%
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,025,000
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,794,412
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	998,351
1,690,000		Bank of America Corp	5.300	03/15/17	1,830,970
1,125,000		Bank of America Corp	6.000	09/01/17	1,254,199
4,500,000		Bank of America Corp	2.650	04/01/19	4,486,207
6,700,000		Bank of America Corp	4.100	07/24/23	6,840,010
2

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Bank of America Corp	4.000%	04/01/24	$1,010,421
1,325,000		Bank of America Corp	4.200	08/26/24	1,313,543
2,000,000		Bank of America Corp	5.000	01/21/44	2,109,876
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,045,246
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,346,680
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,473,966
2,000,000		BDO Unibank, Inc	4.500	02/16/17	2,095,000
650,000		Branch Banking & Trust Co	2.300	10/15/18	658,076
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	970,000
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,507,856
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,046,369
2,050,000		Citigroup, Inc	1.300	11/15/16	2,050,402
5,600,000		Citigroup, Inc	2.550	04/08/19	5,595,744
1,500,000		Citigroup, Inc	3.875	10/25/23	1,523,172
3,800,000		Citigroup, Inc	3.750	06/16/24	3,788,269
2,125,000		Citigroup, Inc	5.300	05/06/44	2,207,996
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	376,596
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,295,016
3,400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	3,860,683
425,000	g,i	Credit Agricole S.A.	6.625	12/30/49	405,249
3,355,000		Deutsche Bank AG	3.700	05/30/24	3,325,879
750,000	g	Export Credit Bank of Turkey	5.000	09/23/21	745,500
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,628,688
1,200,000	g	Hana Bank	4.375	09/30/24	1,192,055
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,429,955
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,419,929
550,000		HSBC Holdings plc	4.000	03/30/22	578,811
2,450,000		HSBC Holdings plc	4.250	03/14/24	2,478,920
675,000		HSBC Holdings plc	6.500	09/15/37	830,400
1,050,000		HSBC Holdings plc	5.250	03/14/44	1,114,738
1,450,000		HSBC USA, Inc	2.250	06/23/19	1,444,054
4,625,000		JPMorgan Chase & Co	4.850	02/01/44	4,844,951
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	714,375
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	899,270
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,010,083
2,950,000	g	PKO Finance AB	4.630	09/26/22	3,064,312
2,075,000		PNC Bank NA	2.200	01/28/19	2,077,343
2,425,000		PNC Bank NA	2.250	07/02/19	2,412,834
1,750,000		PNC Bank NA	2.700	11/01/22	1,669,122
3,050,000		PNC Bank NA	2.950	01/30/23	2,960,235
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,493,114
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,104,288
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,225,956
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	571,361
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,042,572
1,075,000		SunTrust Bank	2.750	05/01/23	1,024,703
310,000		Toronto-Dominion Bank	2.500	07/14/16	319,784
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	846,600
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	521,325
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	390,000
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,030,000
1,750,000		Union Bank NA	2.125	06/16/17	1,778,205
3

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000		UnionBanCal Corp	3.500%	06/18/22	$1,583,323
2,500,000		US Bancorp	1.650	05/15/17	2,522,745
950,000		US Bancorp	2.950	07/15/22	921,725
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,191,607
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,162,436
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,800,000
		TOTAL BANKS			118,280,507

CAPITAL GOODS - 1.0%
413,000	g	Alpek S.A. de C.V.	5.375	08/08/23	427,455
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,144,312
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,201,547
675,000		Eaton Corp	4.000	11/02/32	667,769
4,650,000		John Deere Capital Corp	1.950	03/04/19	4,621,277
707,673	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	728,903
725,000	g	Schaeffler Finance BV	4.750	05/15/21	723,187
3,700,000		Seagate HDD Cayman	4.750	06/01/23	3,727,750
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,629,480
845,000	g	Sealed Air Corp	5.250	04/01/23	828,100
2,290,000	g	Stena AB	7.000	02/01/24	2,381,600
2,075,000	g	Timken Co	3.875	09/01/24	2,042,539
1,000,000	g	TSMC Global Ltd	1.625	04/03/18	987,455
200,000	g	Tupy Overseas S.A.	6.625	07/17/24	203,500
1,975,000		United Technologies Corp	1.800	06/01/17	2,004,175
1,050,000		United Technologies Corp	4.500	06/01/42	1,098,696
		TOTAL CAPITAL GOODS			26,417,745

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
250,000		ADT Corp	6.250	10/15/21	258,750
225,000	g,h	AECOM Technology Corp	5.750	10/15/22	225,844
325,000	g,h	AECOM Technology Corp	5.875	10/15/24	327,031
1,425,000		Air Lease Corp	3.875	04/01/21	1,439,250
1,495,000		Republic Services, Inc	3.800	05/15/18	1,588,258
2,400,000		Republic Services, Inc	3.550	06/01/22	2,438,981
1,775,000		Synchrony Financial	3.000	08/15/19	1,779,866
1,500,000		Waste Management, Inc	2.600	09/01/16	1,543,488
2,800,000		Waste Management, Inc	2.900	09/15/22	2,743,776
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			12,345,244

CONSUMER DURABLES & APPAREL - 0.1%
300,000		DR Horton, Inc	3.625	02/15/18	297,000
1,200,000		DR Horton, Inc	3.750	03/01/19	1,167,000
1,100,000		PVH Corp	4.500	12/15/22	1,075,250
500,000		Whirlpool Corp	3.700	03/01/23	502,225
		TOTAL CONSUMER DURABLES & APPAREL			3,041,475

CONSUMER SERVICES - 0.2%
1,800,000	g,h	1011778 BC / New Red Fin	6.000	04/01/22	1,788,750
900,000		Ameristar Casinos, Inc	7.500	04/15/21	936,000
775,000		ARAMARK Corp	5.750	03/15/20	794,375
425,000		GLP Capital LP	4.375	11/01/18	431,375
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,809,222
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000	g	SABMiller Holdings, Inc	4.950%	01/15/42	$1,300,796
		TOTAL CONSUMER SERVICES			7,060,518

DIVERSIFIED FINANCIALS - 4.1%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,194,240
750,000		Abbey National Treasury Services plc	4.000	04/27/16	784,460
600,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	597,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,689,358
1,575,000		American Express Co	2.650	12/02/22	1,518,355
4,975,000		American Express Credit Corp	1.300	07/29/16	5,008,183
4,750,000		American Express Credit Corp	2.125	07/27/18	4,775,712
10,750,000	g,i	Armor Re Ltd	4.010	12/15/16	10,828,475
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,253,379
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,218,792
580,000		Bank of New York Mellon Corp	5.450	05/15/19	660,115
1,000,000	g	BBVA Bancomer S.A.	4.375	04/10/24	1,010,000
1,125,000		BlackRock, Inc	3.500	12/10/14	1,131,662
1,125,000		BlackRock, Inc	3.500	03/18/24	1,134,223
825,000		Capital One Financial Corp	1.000	11/06/15	827,303
1,500,000	g	Comcel Trust	6.875	02/06/24	1,582,500
1,475,000		Credit Suisse	2.300	05/28/19	1,460,309
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,696,557
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,580,190
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	904,383
4,500,000		General Electric Capital Corp	2.300	01/14/19	4,544,356
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,399,993
810,000		General Electric Capital Corp	6.875	01/10/39	1,090,168
360,000		General Motors Financial Co, Inc	4.375	09/25/21	368,100
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,023,202
3,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	3,490,998
1,750,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,737,187
1,450,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,460,411
2,575,000		Goldman Sachs Group, Inc	3.850	07/08/24	2,559,800
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	157,225
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	399,919
1,225,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,231,806
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	632,219
525,000		Icahn Enterprises LP	4.875	03/15/19	517,125
2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,002,324
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,487
4,850,000		International Lease Finance Corp	5.875	08/15/22	5,068,250
695,000	g	Inversiones CMPC S.A.	4.750	09/15/24	689,668
750,000		Korea Development Bank	2.500	03/11/20	742,157
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,165,801
350,000		Legg Mason, Inc	2.700	07/15/19	351,038
475,000		Legg Mason, Inc	3.950	07/15/24	479,281
3,600,000		Morgan Stanley	1.750	02/25/16	3,638,398
400,000		Morgan Stanley	3.750	02/25/23	399,480
3,225,000		Morgan Stanley	4.350	09/08/26	3,169,585
2,000,000		Morgan Stanley	6.375	07/24/42	2,497,076
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	743,994
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,500,627
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	g	NongHyup Bank	2.750%	09/29/19	$750,300
575,000	g	Rio Oil Finance Trust	6.250	07/06/24	593,171
900,000	g	SUAM Finance BV	4.875	04/17/24	915,750
700,000	g	Temasek Financial I Ltd	2.375	01/23/23	670,760
1,025,000		Toyota Motor Credit Corp	1.250	10/05/17	1,018,579
1,400,000	g	UBS AG.	1.875	01/23/15	1,406,384
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,513,799
300,000		Waha Aerospace BV	3.925	07/28/20	315,000
555,000	g	Waha Aerospace BV	3.925	07/28/20	582,750
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,687,856
6,725,000		Wells Fargo & Co	3.300	09/09/24	6,597,460
2,300,000		Wells Fargo & Co	4.100	06/03/26	2,291,916
		TOTAL DIVERSIFIED FINANCIALS			111,567,596

ENERGY - 3.3%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,390,781
365,000		Anadarko Petroleum Corp	6.950	06/15/19	435,550
625,000		Apache Corp	1.750	04/15/17	629,587
1,320,000		Apache Corp	4.750	04/15/43	1,319,125
3,375,000		Ashland, Inc	3.875	04/15/18	3,383,437
500,000		Ashland, Inc	4.750	08/15/22	487,500
3,050,000		BP Capital Markets plc	1.375	05/10/18	2,995,292
450,000	g,h	California Resources Corp	5.000	01/15/20	456,750
795,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	755,250
1,475,000		Canadian Natural Resources Ltd	3.800	04/15/24	1,493,517
500,000	i	Chesapeake Energy Corp	3.484	04/15/19	501,250
3,500,000		Chevron Corp	2.355	12/05/22	3,333,032
5,000,000		Chevron Corp	3.191	06/24/23	5,034,475
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,950,000
350,000	g	CONSOL Energy, Inc	5.875	04/15/22	344,750
2,875,000		Devon Energy Corp	1.875	05/15/17	2,901,427
725,000		Devon Energy Corp	4.750	05/15/42	721,190
700,000		Ecopetrol S.A.	4.125	01/16/25	677,250
2,875,000	g	EDC Finance Ltd	4.875	04/17/20	2,587,500
480,000		Enbridge Energy Partners LP	5.200	03/15/20	533,796
335,000		Enterprise Products Operating LLC	5.600	10/15/14	335,633
170,000		Enterprise Products Operating LLC	5.000	03/01/15	173,147
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,582,210
675,000		EOG Resources, Inc	2.625	03/15/23	644,146
1,425,000	g	Exterran Partners	6.000	10/01/22	1,385,812
1,295,000		Hess Corp	5.600	02/15/41	1,458,568
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,049,625
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,241,398
525,000		Marathon Petroleum Corp	3.625	09/15/24	513,901
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,287,000
1,400,000		Noble Energy, Inc	5.250	11/15/43	1,476,807
500,000		Noble Holding International Ltd	3.450	08/01/15	510,219
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,396,763
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,753,137
700,000	g	Oleoducto Central SA	4.000	05/07/21	699,440
2,150,000	g	ONE Gas, Inc	2.070	02/01/19	2,143,619
700,000	g	ONE Gas, Inc	3.610	02/01/24	721,379
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,475,000	g	ONE Gas, Inc	4.658%	02/01/44	$1,610,712
500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	507,500
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	404,238
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,421,250
1,350,000	i	Petrobras Global Finance BV	1.852	05/20/16	1,348,650
1,375,000		Petrobras Global Finance BV	3.250	03/17/17	1,391,459
1,000,000	i	Petrobras Global Finance BV	2.374	01/15/19	999,700
500,000		Petrobras Global Finance BV	6.250	03/17/24	523,815
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,678,540
300,000		Petrobras International Finance Co	3.500	02/06/17	305,214
925,000		Petroleos Mexicanos	4.875	03/15/15	941,826
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,944,375
170,000		Petroleos Mexicanos	8.000	05/03/19	206,465
450,000		Petroleos Mexicanos	5.500	06/27/44	459,090
750,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	943,125
1,400,000		Phillips 66	1.950	03/05/15	1,408,950
6,725,000		Plains All American Pipeline LP	3.600	11/01/24	6,600,117
1,625,000		Plains Exploration & Production Co	6.500	11/15/20	1,779,570
625,000		Precision Drilling Corp	6.500	12/15/21	643,750
1,500,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,559,235
468,000		Questar Market Resources, Inc	6.875	03/01/21	507,780
530,000		Regency Energy Partners LP	5.875	03/01/22	551,200
900,000		Shell International Finance BV	4.550	08/12/43	951,709
1,000,000		Southwestern Energy Co	4.100	03/15/22	1,025,967
415,000		Statoil ASA	2.900	10/15/14	415,345
675,000		Statoil ASA	1.200	01/17/18	666,594
1,700,000		Statoil ASA	2.450	01/17/23	1,622,405
1,325,000		Statoil ASA	4.250	11/23/41	1,324,059
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,017,556
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,129,733
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	773,294
495,000	g	Ultra Petroleum Corp	6.125	10/01/24	472,725
480,000		Vale Overseas Ltd	6.875	11/21/36	541,200
515,000		Valero Energy Corp	4.500	02/01/15	521,591
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,546,500
		TOTAL ENERGY			92,049,502

FOOD & STAPLES RETAILING - 0.2%
500,000		CVS Caremark Corp	3.250	05/18/15	508,759
1,375,000		CVS Caremark Corp	4.000	12/05/23	1,431,809
1,800,000		CVS Caremark Corp	3.375	08/12/24	1,774,264
950,000		CVS Caremark Corp	5.300	12/05/43	1,064,382
1,810,000		Ingles Markets, Inc	5.750	06/15/23	1,819,050
		TOTAL FOOD & STAPLES RETAILING			6,598,264

FOOD, BEVERAGE & TOBACCO - 0.7%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,569,225
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,496,668
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,370,166
325,000		Campbell Soup Co	2.500	08/02/22	306,151
1,225,000		Coca-Cola Co	3.200	11/01/23	1,227,592
350,000	g	Corp Lindley S.A.	6.750	11/23/21	383,250
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,600,000		Diageo Capital plc	2.625%	04/29/23	$1,523,814
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,049,643
650,000		General Mills, Inc	5.200	03/17/15	664,013
880,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	919,600
735,000		Kraft Foods Group, Inc	6.500	02/09/40	921,560
650,000		Mondelez International, Inc	4.125	02/09/16	678,214
1,750,000		Mondelez International, Inc	4.000	02/01/24	1,793,171
78,000		PepsiCo, Inc	7.900	11/01/18	95,801
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	532,988
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,536,682
200,000		Philip Morris International, Inc	6.375	05/16/38	250,996
550,000	g	Post Holdings, Inc	6.000	12/15/22	503,250
775,000		Tyson Foods, Inc	3.950	08/15/24	776,356
500,000		Tyson Foods, Inc	4.875	08/15/34	514,603
		TOTAL FOOD, BEVERAGE & TOBACCO			20,113,743

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,430,660
600,000		Becton Dickinson & Co	1.750	11/08/16	610,013
375,000	g	CHS/Community Health Systems	6.875	02/01/22	390,000
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,506,865
750,000		Covidien International Finance S.A.	3.200	06/15/22	758,791
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,441,605
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,838,469
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,052,700
2,700,000		HCA, Inc	6.500	02/15/20	2,949,750
750,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	725,625
2,075,000		McKesson Corp	4.883	03/15/44	2,136,636
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	525,812
700,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	724,752
1,375,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,509,186
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			22,600,864

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Clorox Co	3.800	11/15/21	1,044,515
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,882,118
800,000		Ecolab, Inc	1.450	12/08/17	793,858
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,720,491

INSURANCE - 2.0%
750,000		Aetna, Inc	1.500	11/15/17	746,959
310,000		Aetna, Inc	6.500	09/15/18	361,324
285,000		Aetna, Inc	6.625	06/15/36	369,062
1,225,000		Allstate Corp	3.150	06/15/23	1,220,548
1,225,000		Allstate Corp	4.500	06/15/43	1,254,041
1,675,000		American International Group, Inc	2.300	07/16/19	1,662,724
350,000		American International Group, Inc	4.500	07/16/44	345,779
500,000		Chubb Corp	6.000	05/11/37	631,017
235,000		CIGNA Corp	5.125	06/15/20	262,660
2,000,000		CIGNA Corp	4.500	03/15/21	2,181,726
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,547,356
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,144,914
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,300,000		Hartford Financial Services Group, Inc	4.000%	10/15/17	$1,391,065
1,275,000		Lincoln National Corp	7.000	06/15/40	1,697,127
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	176,100
1,125,000		MetLife, Inc	6.750	06/01/16	1,234,308
4,700,000		MetLife, Inc	4.368	09/15/23	5,024,314
2,675,000		MetLife, Inc	4.125	08/13/42	2,533,089
450,000		Principal Financial Group, Inc	1.850	11/15/17	450,149
1,500,000		Progressive Corp	3.750	08/23/21	1,583,598
750,000		Prudential Financial, Inc	3.875	01/14/15	757,382
630,000		Prudential Financial, Inc	7.375	06/15/19	767,255
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,198,264
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,451,410
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,789,531
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,471,774
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	503,358
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,287,972
615,000		Travelers Cos, Inc	5.800	05/15/18	698,022
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,454,351
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,098,412
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,279,189
3,000,000		WellPoint, Inc	3.125	05/15/22	2,963,277
1,500,000		WellPoint, Inc	4.625	05/15/42	1,461,305
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,479,555
410,000		WR Berkley Corp	5.375	09/15/20	455,239
		TOTAL INSURANCE			55,934,156

MATERIALS - 2.1%
400,000		Alcoa, Inc	5.125	10/01/24	400,520
750,000		ArcelorMittal	5.000	02/25/17	776,175
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,873,589
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	603,364
1,100,000		Braskem Finance Ltd	6.450	02/03/24	1,144,000
675,000	g	Cascades, Inc	5.500	07/15/22	654,750
500,000	g	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	487,324
1,475,000	g	Cemex Finance LLC	6.000	04/01/24	1,470,870
800,000		Corning, Inc	1.450	11/15/17	798,206
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	666,072
2,648,000		Crown Americas LLC	6.250	02/01/21	2,780,400
1,815,000		Crown Americas LLC	4.500	01/15/23	1,715,175
5,125,000		Dow Chemical Co	3.500	10/01/24	4,998,910
335,000		Eastman Chemical Co	5.500	11/15/19	379,014
5,450,000	g	Glencore Funding LLC	2.500	01/15/19	5,335,114
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,310,270
1,900,000		Hexion US Finance Corp	6.625	04/15/20	1,909,500
8,225,000		International Paper Co	4.750	02/15/22	8,863,556
700,000		International Paper Co	4.800	06/15/44	677,967
900,000	g	Klabin Finance S.A.	5.250	07/16/24	880,020
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,103,896
350,000	g	Mexichem SAB de C.V.	5.875	09/17/44	340,375
625,000		Monsanto Co	3.375	07/15/24	621,733
1,350,000		Nucor Corp	4.000	08/01/23	1,382,741
1,500,000	g	OCP S.A.	5.625	04/25/24	1,560,300
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,950,000		Packaging Corp of America	3.650%	09/15/24	$1,915,136
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	511,801
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	843,413
3,045,000		Rock Tenn Co	3.500	03/01/20	3,095,812
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	975,000
702,229	g	Samarco Mineracao S.A.	5.375	09/26/24	693,591
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,640,179
300,000	g	Steel Dynamics, Inc	5.125	10/01/21	304,500
875,000		Teck Resources Ltd	2.500	02/01/18	876,155
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,811,770
275,000		Teck Resources Ltd	6.000	08/15/40	276,629
500,000		Teck Resources Ltd	5.200	03/01/42	456,859
1,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,480,250
		TOTAL MATERIALS			58,614,936

MEDIA - 2.1%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,914,250
2,150,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	2,148,706
2,250,000	g,h	CBS Outdoor Americas Capital LLC	5.250	02/15/22	2,247,187
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,381,125
4,775,000		Comcast Corp	4.250	01/15/33	4,832,964
2,425,000		Comcast Corp	4.200	08/15/34	2,404,174
3,050,000		DIRECTV Holdings LLC	4.450	04/01/24	3,176,438
1,050,000		DISH DBS Corp	4.250	04/01/18	1,052,625
90,000	g	Gannett Co, Inc	4.875	09/15/21	87,075
150,000	g	Gannett Co, Inc	5.500	09/15/24	147,750
875,000		Grupo Televisa SAB	5.000	05/13/45	864,404
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,368,906
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,455,478
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,152,599
4,500,000		News America, Inc	3.000	09/15/22	4,371,565
110,000		News America, Inc	7.625	11/30/28	141,025
85,000		News America, Inc	6.550	03/15/33	105,167
730,000		News America, Inc	6.650	11/15/37	915,041
600,000		News America, Inc	6.900	08/15/39	770,938
1,000,000		Nielsen Finance LLC	4.500	10/01/20	967,500
125,000	g	Nielsen Finance LLC	5.000	04/15/22	122,187
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,088,100
540,000	g	Numericable Group S.A.	6.250	05/15/24	538,650
250,000		Time Warner Cable, Inc	5.875	11/15/40	294,154
1,475,000		Time Warner Cable, Inc	4.500	09/15/42	1,455,517
960,000		Time Warner, Inc	3.150	07/15/15	979,037
4,350,000		Time Warner, Inc	2.100	06/01/19	4,275,324
4,000,000		Time Warner, Inc	4.700	01/15/21	4,377,548
565,000		Time Warner, Inc	6.500	11/15/36	679,809
525,000		Time Warner, Inc	4.900	06/15/42	524,634
1,500,000		Time Warner, Inc	4.650	06/01/44	1,452,026
475,000	g	Time, Inc	5.750	04/15/22	454,812
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,227,500
2,450,000		Viacom, Inc	1.250	02/27/15	2,458,178
1,585,000		Viacom, Inc	2.500	12/15/16	1,627,887
1,500,000		Viacom, Inc	5.850	09/01/43	1,666,755
		TOTAL MEDIA			55,727,035
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
$2,950,000		Amgen, Inc	2.200%	05/22/19	$2,918,733
1,904,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	1,994,440
1,575,000		Gilead Sciences, Inc	3.700	04/01/24	1,608,766
1,775,000		Gilead Sciences, Inc	4.800	04/01/44	1,865,458
480,000		Life Technologies Corp	3.500	01/15/16	495,481
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,720,458
425,000		Mead Johnson Nutrition Co	4.600	06/01/44	428,783
725,000		Mylan, Inc	2.550	03/28/19	720,982
1,828,000	g	Mylan, Inc	7.875	07/15/20	1,993,951
1,350,000		NBTY, Inc	9.000	10/01/18	1,404,000
550,000	g	Perrigo Co Ltd	4.000	11/15/23	559,551
650,000	g	Perrigo Co Ltd	5.300	11/15/43	701,933
3,025,000	g	Roche Holdings, Inc	2.250	09/30/19	3,012,537
2,425,000	g	Roche Holdings, Inc	3.350	09/30/24	2,429,503
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,335,750
875,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	871,719
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			24,062,045

REAL ESTATE - 1.1%
345,000		AMB Property LP	4.500	08/15/17	369,541
630,000		Camden Property Trust	4.625	06/15/21	683,681
1,650,000		Camden Property Trust	2.950	12/15/22	1,585,996
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,019,826
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,157,578
600,000		Equity One, Inc	3.750	11/15/22	595,098
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,067
75,000		Federal Realty Investment Trust	5.900	04/01/20	87,136
300,000		Federal Realty Investment Trust	2.750	06/01/23	285,300
1,500,000		Government Properties Income Trust	3.750	08/15/19	1,510,336
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	556,736
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	316,240
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	820,849
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	657,719
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,470,052
1,645,000		Highwoods Realty LP	3.200	06/15/21	1,618,514
2,050,000		Kilroy Realty LP	3.800	01/15/23	2,053,108
2,375,000		Liberty Property LP	4.125	06/15/22	2,460,890
700,000		Mid-America Apartments LP	4.300	10/15/23	725,006
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,182,875
650,000		National Retail Properties, Inc	5.500	07/15/21	732,989
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,039,347
350,000		Regency Centers LP	5.250	08/01/15	362,957
40,000		Regency Centers LP	5.875	06/15/17	44,327
2,075,000		Simon Property Group LP	2.800	01/30/17	2,146,139
470,000		Simon Property Group LP	10.350	04/01/19	624,500
1,000,000	g	Trust F	5.250	12/15/24	1,040,000
340,000		Ventas Realty LP	3.125	11/30/15	349,134
1,275,000		Ventas Realty LP	3.750	05/01/24	1,254,015
400,000		Weingarten Realty Investors	3.375	10/15/22	396,310
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,876,000		Weingarten Realty Investors	3.500%	04/15/23	$1,834,248
475,000		Weingarten Realty Investors	4.450	01/15/24	495,725
		TOTAL REAL ESTATE			31,519,239

RETAILING - 1.1%
2,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,158,750
1,667,000		AutoNation, Inc	5.500	02/01/20	1,817,030
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	917,791
1,500,000		Home Depot, Inc	2.250	09/10/18	1,523,811
3,000,000		Home Depot, Inc	2.000	06/15/19	2,979,693
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,054,800
1,385,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,321,895
370,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	373,700
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,803,992
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,737,558
4,490,000	g	QVC, Inc	7.375	10/15/20	4,783,224
375,000		QVC, Inc	5.125	07/02/22	393,971
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,040,000
600,000	g	Tiffany & Co	3.800	10/01/24	599,606
		TOTAL RETAILING			28,505,821

SOFTWARE & SERVICES - 0.5%
650,000		Equinix, Inc	4.875	04/01/20	643,500
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,116,432
325,000		NCR Corp	5.875	12/15/21	332,313
2,500,000		Xerox Corp	2.800	05/15/20	2,465,120
425,000		Xerox Corp	4.500	05/15/21	454,485
		TOTAL SOFTWARE & SERVICES			14,011,850

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
1,125,000		Amphenol Corp	4.750	11/15/14	1,130,572
2,275,000		Amphenol Corp	3.125	09/15/21	2,269,802
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,162
956,000		Flextronics International Ltd	4.625	02/15/20	956,000
4,925,000		General Electric Co	0.850	10/09/15	4,946,325
415,000		General Electric Co	5.250	12/06/17	460,422
1,950,000		General Electric Co	2.700	10/09/22	1,898,009
850,000		General Electric Co	4.125	10/09/42	844,520
2,725,000		General Electric Co	4.500	03/11/44	2,825,130
1,975,000		Hewlett-Packard Co	2.750	01/14/19	2,005,913
700,000		Hewlett-Packard Co	3.750	12/01/20	725,801
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,288,051
1,825,000	g	NXP BV	3.750	06/01/18	1,793,063
1,500,000		Scientific Games Corp	8.125	09/15/18	1,443,750
975,000		Tyco Electronics Group S.A.	2.375	12/17/18	977,243
525,000	g,h	Zebra Technologies Corp	7.250	10/15/22	525,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,190,763

TELECOMMUNICATION SERVICES - 2.0%
975,000		American Tower Corp	3.500	01/31/23	926,914
2,950,000		AT&T, Inc	2.625	12/01/22	2,790,656
2,200,000		AT&T, Inc	4.800	06/15/44	2,167,574
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	g	Bharti Airtel International Netherlands BV	5.125%	03/11/23	$1,577,040
900,000		CenturyLink, Inc	6.750	12/01/23	965,250
725,000	g	CommScope Holding Co, Inc	5.000	06/15/21	710,500
725,000	g	CommScope Holding Co, Inc	5.500	06/15/24	712,312
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	254,485
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	916,006
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	904,732
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,024,908
1,375,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,313,125
400,000		Intelsat Luxembourg S.A.	8.125	06/01/23	417,000
750,000	g	Oi S.A.	5.750	02/10/22	701,325
500,000		Orange S.A.	5.500	02/06/44	544,405
375,000	g	SES	3.600	04/04/23	377,956
1,725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	1,715,011
1,325,000	g	Sprint Corp	7.250	09/15/21	1,379,656
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,601,477
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,401,405
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,942,750
425,000		T-Mobile USA, Inc	6.375	03/01/25	423,937
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	731,258
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,002,652
5,128,000	g	Verizon Communications, Inc	2.625	02/21/20	5,063,669
1,925,000		Verizon Communications, Inc	3.450	03/15/21	1,953,729
7,200,000		Verizon Communications, Inc	5.150	09/15/23	7,973,057
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,187,430
2,654,000		Verizon Communications, Inc	6.550	09/15/43	3,315,886
2,662,000	g	Verizon Communications, Inc	5.012	08/21/54	2,674,637
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	915,000
300,000	g,h	Virgin Media Finance plc	6.000	10/15/24	300,375
475,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	456,000
1,175,000		Windstream Corp	6.375	08/01/23	1,133,875
		TOTAL TELECOMMUNICATION SERVICES			55,475,992

TRANSPORTATION - 0.8%
4,025,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	4,034,728
3,825,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	3,835,148
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,761,418
350,000	g	Bombardier, Inc	4.750	04/15/19	349,125
1,475,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	1,454,433
500,000	g	DP World Ltd	6.850	07/02/37	560,650
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	427,000
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	693,759
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	847,035
1,262,000		GATX Corp	1.250	03/04/17	1,252,824
1,450,000		GATX Corp	2.500	07/30/19	1,447,890
1,175,000		GATX Corp	5.200	03/15/44	1,249,199
3,500,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,353,746
375,000		Northrop Grumman Corp	1.750	06/01/18	371,676
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,023,552
		TOTAL TRANSPORTATION			22,662,183
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 3.1%
$225,000	i	AES Corp	3.234%	06/01/19	$221,625
1,385,000		AES Corp	7.375	07/01/21	1,551,200
1,000,000		AES Corp	4.875	05/15/23	950,000
1,250,000		AGL Capital Corp	4.400	06/01/43	1,260,197
1,000,000		Alabama Power Co	3.550	12/01/23	1,026,547
725,000		Alabama Power Co	4.150	08/15/44	719,560
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,286,543
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,951,730
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,921,425
775,000		Atmos Energy Corp	8.500	03/15/19	971,973
1,575,000		Atmos Energy Corp	4.150	01/15/43	1,567,339
1,500,000		Berkshire Hathaway Energy Co	5.150	11/15/43	1,662,724
1,075,000		Black Hills Corp	4.250	11/30/23	1,131,396
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,712,856
225,000		Carolina Power & Light Co	5.700	04/01/35	269,431
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	173,867
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	795,565
750,000	g	CEZ AS.	4.250	04/03/22	788,427
825,000	g	Colbun S.A.	4.500	07/10/24	817,502
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	840,800
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,990,604
395,000		Commonwealth Edison Co	5.900	03/15/36	493,568
415,000		Connecticut Light & Power Co	5.500	02/01/19	468,326
1,300,000		Connecticut Light & Power Co	4.300	04/15/44	1,329,836
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,608,453
225,000		Consolidated Natural Gas Co	5.000	12/01/14	225,464
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	285,182
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	680,130
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,561,350
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	275,252
1,500,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,511,550
550,000		Ferrellgas LP	6.750	01/15/22	536,250
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,271,870
335,000		Florida Power Corp	6.400	06/15/38	446,505
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,435,027
1,000,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,048,720
630,000		Indiana Michigan Power Co	7.000	03/15/19	752,955
555,000		Integrys Energy Group, Inc	4.170	11/01/20	588,559
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,244,300
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,240,000
195,000	g	Kansas Gas & Electric	6.700	06/15/19	231,861
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	576,720
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	965,617
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,993,904
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,186,711
630,000		Nevada Power Co	6.500	08/01/18	735,266
700,000		NiSource Finance Corp	4.800	02/15/44	712,167
1,025,000		Northeast Utilities	1.450	05/01/18	1,008,688
1,975,000		Northern States Power Co	5.350	11/01/39	2,330,423
900,000	g	NRG Energy, Inc	6.250	05/01/24	902,250
1,525,000		NSTAR Electric Co	4.400	03/01/44	1,588,268
1,000,000		NTPC Ltd	5.625	07/14/21	1,085,065
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,450,000	g	Oncor Electric Delivery Co LLC	2.150%	06/01/19	$1,438,704
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	211,950
950,000		ONEOK Partners LP	3.375	10/01/22	926,371
1,150,000		PacifiCorp	2.950	02/01/22	1,156,939
450,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	444,938
885,000		Pepco Holdings, Inc	2.700	10/01/15	900,299
135,000		Potomac Electric Power Co	7.900	12/15/38	208,542
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,124,488
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,012,147
565,000		Progress Energy, Inc	7.050	03/15/19	677,382
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,985,967
440,000		Public Service Electric & Gas Co	5.300	05/01/18	493,215
2,200,000		Public Service Electric & Gas Co	2.375	05/15/23	2,086,933
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,427,510
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,470,000
975,000		Sempra Energy	3.550	06/15/24	982,319
1,375,000		Southern California Edison Co	4.650	10/01/43	1,477,171
450,000		Tampa Electric Co	4.100	06/15/42	444,528
1,000,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	947,500
845,000		Virginia Electric and Power Co	2.950	01/15/22	852,289
480,000		Williams Partners LP	3.800	02/15/15	485,321
850,000		Williams Partners LP	4.000	11/15/21	879,373
825,000		Williams Partners LP	4.500	11/15/23	862,138
650,000		Xcel Energy, Inc	4.800	09/15/41	713,757
		TOTAL UTILITIES			84,141,329

		TOTAL CORPORATE BONDS			885,051,080
		(Cost $866,557,985)

GOVERNMENT BONDS - 44.7%

AGENCY SECURITIES - 0.4%
4,294,303		AMAL Ltd	3.465	08/21/21	4,512,565
1,000,000		Amber Circle Funding Ltd	3.250	12/04/22	960,200
846,569		Cal Dive I- Title XI, Inc	4.930	02/01/27	932,544
7,525,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	7,539,252
1,850,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,907,739
367,813		Totem Ocean Trailer Express, Inc	4.514	12/18/19	382,512
		TOTAL AGENCY SECURITIES			16,234,812

FOREIGN GOVERNMENT BONDS - 3.2%
1,525,000	g	Bahrain Government International Bond	6.000	09/19/44	1,536,437
1,470,000		Banque Centrale de Tunisie	8.250	09/19/27	1,694,175
520,000	g	Barbados Government International Bond	7.000	08/04/22	480,423
1,125,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,110,937
1,000,000		Brazilian Government International Bond	4.250	01/07/25	990,000
170,000		Brazilian Government International Bond	7.125	01/20/37	208,675
970,000		Brazilian Government International Bond	5.625	01/07/41	1,001,525
450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	469,201
875,000		Colombia Government International Bond	4.375	07/12/21	925,312
2,575,000		Colombia Government International Bond	2.625	03/15/23	2,369,000
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$850,000		Colombia Government International Bond	4.000%	02/26/24	$859,775
950,000	g	Croatia Government International Bond	6.250	04/27/17	1,009,375
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,085,000
63,500,000	g,h	Dominican Republic International Bond	10.000	01/05/17	1,486,382
975,000	g	El Salvador Government International Bond	6.375	01/18/27	975,000
395,000		European Investment Bank	4.875	02/15/36	482,351
325,000		Export-Import Bank of Korea	1.250	11/20/15	326,339
580,000		Export-Import Bank of Korea	3.750	10/20/16	609,557
4,575,000		Federative Republic of Brazil	12.500	01/05/16	1,892,427
300,000		Federative Republic of Brazil	6.000	01/17/17	327,750
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,095,071
5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	6,318,065
230,000		Hungary Government International Bond	4.000	03/25/19	234,600
1,130,000		Hungary Government International Bond	5.750	11/22/23	1,224,638
250,000		Hungary Government International Bond	5.375	03/25/24	263,750
845,000		Italy Government International Bond	5.375	06/12/17	928,651
355,000		Italy Government International Bond	6.875	09/27/23	453,019
550,000	g	Ivory Coast Government International Bond	5.375	07/23/24	524,562
500,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	476,875
925,000		Jamaica Government International Bond	7.625	07/09/25	985,125
290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	291,649
500,000	g	Kenya Government International Bond	5.875	06/24/19	514,375
3,000,000	g,i	Kommunalbanken AS.	0.412	02/20/18	3,004,026
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,000,541
3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,227,461
19,270,000		Mexican Bonos	8.000	12/07/23	1,625,035
500,000		Mexico Government International Bond	6.750	09/27/34	635,000
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,180,000
500,000		Mexico Government International Bond	4.750	03/08/44	496,250
500,000	g	Morocco Government International Bond	5.500	12/11/42	497,500
350,000	g	Municipality Finance plc	1.750	05/21/19	348,004
800,000	g	Namibia International Bonds	5.500	11/03/21	848,080
1,475,000		Panama Government International Bond	4.000	09/22/24	1,471,313
100,000		Peruvian Government International Bond	7.125	03/30/19	119,000
450,000		Peruvian Government International Bond	7.350	07/21/25	586,125
1,250,000		Philippine Government International Bond	4.200	01/21/24	1,318,750
1,833,000		Poland Government International Bond	5.125	04/21/21	2,040,954
900,000		Poland Government International Bond	4.000	01/22/24	924,750
620,000		Province of Quebec Canada	7.500	09/15/29	878,281
1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,045,500
1,500,000	g	Republic of Ghana	8.125	01/18/26	1,503,750
775,000	g	Republic of Paraguay	6.100	08/11/44	817,625
1,000,000	g	Republic of Serbia	5.250	11/21/17	1,027,500
860,000	g	Republic of Serbia	7.250	09/28/21	959,442
700,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	757,750
900,000		Republic of Turkey	6.000	01/14/41	931,500
500,000	g	Slovenia Government International Bond	5.250	02/18/24	532,500
50,676,000		South Africa Government Bond	8.250	09/15/17	4,614,704
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,264,594
1,675,000		South Africa Government International Bond	5.875	09/16/25	1,842,500
3,500,000		Spain Government Bond	3.750	10/31/18	4,952,926
1,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,050,000
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,220,000		Svensk Exportkredit AB	5.125%	03/01/17	$1,337,098
1,100,000		Turkey Government International Bond	6.750	04/03/18	1,218,250
975,000		Turkey Government International Bond	5.750	03/22/24	1,035,158
1,032,000		United Mexican States	5.125	01/15/20	1,145,520
891,000		Uruguay Government International Bond	4.500	08/14/24	933,323
		TOTAL FOREIGN GOVERNMENT BONDS			81,320,731

MORTGAGE BACKED - 18.4%
266,852	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	286,346
154,393	i	FHLMC	2.314	07/01/36	164,898
486,592	i	FHLMC	2.260	09/01/36	518,188
253,354	i	FHLMC	2.366	09/01/36	269,176
358,232	i	FHLMC	2.371	09/01/36	382,474
702,827	i	FHLMC	2.422	03/01/37	752,583
398,868	i	FHLMC	6.038	04/01/37	426,815
58,191	i	FHLMC	1.950	05/01/37	58,357
93,606	i	FHLMC	2.250	06/01/37	99,884
400,139	i	FHLMC	2.618	08/01/37	416,721
478,727	i	FHLMC	1.676	09/01/37	500,630
7,405,000		FHLMC	4.000	11/15/39	7,803,759
1,476,873		FHLMC	4.000	03/15/44	1,556,711
3,702		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	3,716
360		FGLMC	7.500	05/01/16	364
148		FGLMC	7.500	06/01/16	149
346,172		FGLMC	4.500	01/01/19	367,732
112,068		FGLMC	4.500	01/01/20	118,250
187,316		FGLMC	5.000	05/01/20	199,222
46,862		FGLMC	4.500	07/01/20	50,367
9,117		FGLMC	7.000	10/01/20	9,797
976,369		FGLMC	4.500	06/01/21	1,044,140
549,700		FGLMC	4.500	06/01/21	588,387
398,906		FGLMC	4.000	07/01/24	422,709
131,327		FGLMC	4.500	09/01/24	141,921
439		FGLMC	6.500	10/01/28	496
9,971		FGLMC	6.500	01/01/29	11,274
2,669		FGLMC	6.500	03/01/29	3,103
31,637		FGLMC	6.500	07/01/29	35,772
1,544		FGLMC	8.000	01/01/31	1,782
14,909		FGLMC	6.500	09/01/31	16,858
37,782		FGLMC	8.000	09/01/31	44,337
215,404		FGLMC	7.000	12/01/31	250,828
234,808		FGLMC	4.500	07/01/33	253,881
710,886		FGLMC	5.000	09/01/33	796,122
304,766		FGLMC	5.500	09/01/33	343,646
285,980		FGLMC	5.500	09/01/33	322,519
418,680		FGLMC	5.500	10/01/33	471,760
643,340		FGLMC	5.500	12/01/33	722,039
1,397,469		FGLMC	7.000	12/01/33	1,635,370
358,682		FGLMC	5.000	01/01/34	396,440
546,527		FGLMC	4.500	04/01/35	592,861
494,799		FGLMC	7.000	05/01/35	567,319
101,332		FGLMC	5.000	02/01/36	112,045
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,914		FGLMC	6.500%	05/01/36	$10,079
446,650		FGLMC	5.000	04/01/38	495,999
405,340		FGLMC	5.000	07/01/39	447,003
3,438,635		FGLMC	4.500	11/01/40	3,766,093
3,952,135		FGLMC	4.500	12/01/40	4,316,385
13,000,000	h	FGLMC	3.500	10/15/44	13,268,632
4,000,000	h	FGLMC	4.000	10/15/44	4,211,248
3,000,000	h	FGLMC	4.000	11/15/44	3,149,061
3,303		Federal National Mortgage Association (FNMA)	6.500	10/01/16	3,401
37,201		FNMA	6.500	11/01/16	38,545
21,886		FNMA	6.500	04/01/17	22,949
341,217		FNMA	5.500	04/01/18	361,292
409,504		FNMA	5.000	11/01/18	436,406
56,321		FNMA	4.500	11/01/20	59,641
93,048		FNMA	5.500	08/01/21	101,908
88,560		FNMA	4.500	06/01/23	95,181
236,760		FNMA	5.000	07/01/23	256,069
90,572		FNMA	4.000	05/01/24	96,630
843		FNMA	8.000	07/01/24	1,002
110,599		FNMA	4.500	08/01/24	118,023
950,372		FNMA	4.000	09/01/24	1,014,459
732,655		FNMA	3.000	05/01/27	757,772
636		FNMA	7.500	01/01/29	734
1,340		FNMA	6.500	04/01/29	1,517
11,198		FNMA	7.500	07/01/29	11,614
15,000,000	h	FNMA	3.000	10/25/29	15,450,000
8,000,000	h	FNMA	3.500	10/25/29	8,409,375
17,000,000	h	FNMA	2.500	11/25/29	17,055,117
8,000,000	h	FNMA	3.000	11/25/29	8,221,563
4,000,000	h	FNMA	3.500	11/25/29	4,196,094
560		FNMA	7.500	02/01/31	592
3,144		FNMA	7.500	03/01/31	3,744
2,541		FNMA	7.500	05/01/31	2,759
1,143		FNMA	6.500	09/01/31	1,294
14,174		FNMA	6.500	11/01/31	16,330
253,639		FNMA	6.500	07/01/32	291,782
159,171		FNMA	4.500	03/25/33	164,191
2,732,479		FNMA	5.500	03/01/34	3,066,450
120,199		FNMA	3.500	03/25/34	122,293
45,896		FNMA	6.000	11/01/34	51,857
10,423		FNMA	7.500	06/01/35	11,493
39,636		FNMA	5.000	11/01/35	43,498
351,575	i	FNMA	2.261	02/01/36	378,566
158,342		FNMA	5.000	02/01/36	171,559
302,639	i	FNMA	2.129	07/01/36	325,744
289,567		FNMA	6.000	09/01/37	331,774
911,968	i	FNMA	2.400	10/01/37	983,487
2,135,604		FNMA	5.500	01/01/38	2,376,271
2,213,212		FNMA	5.500	04/01/38	2,462,800
1,682,114		FNMA	5.500	06/01/38	1,871,676
145,504	i	FNMA	2.008	10/01/38	155,498
3,755,873		FNMA	4.000	02/01/39	3,970,380
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$152,329	h	FNMA	4.000%	07/01/39	$161,031
1,117,816		FNMA	5.500	08/01/39	1,257,992
564,175		FNMA	4.500	10/01/39	609,736
623,781		FNMA	5.500	11/01/39	694,076
3,031,022		FNMA	4.500	03/01/40	3,301,076
606,805		FNMA	4.500	06/01/40	656,780
909,399		FNMA	5.000	08/01/40	1,004,285
1,983,618		FNMA	5.000	09/01/40	2,190,698
890,550		FNMA	4.500	10/01/40	966,226
41,316		FNMA	6.000	10/01/40	46,840
1,041,746		FNMA	3.500	11/01/40	1,066,338
1,816,354		FNMA	4.500	11/01/40	1,960,800
10,757,693		FNMA	4.500	12/25/40	11,533,043
74,839		FNMA	3.500	02/01/41	76,755
951,061		FNMA	3.500	03/01/41	973,499
2,043,613		FNMA	5.000	05/01/41	2,260,504
265,438		FNMA	3.500	11/01/41	271,909
312,175		FNMA	3.500	11/01/41	319,673
12,036,688		FNMA	5.500	12/01/41	13,674,538
2,120,906		FNMA	4.500	04/01/42	2,293,332
5,904,486		FNMA	3.500	07/01/42	6,055,758
6,280,227		FNMA	4.000	09/01/42	6,639,307
43,980		FNMA	3.000	10/01/42	43,461
388,460		FNMA	3.000	10/01/42	383,978
45,357		FNMA	3.000	10/01/42	44,826
114,740		FNMA	3.000	11/01/42	113,381
9,096,784		FNMA	3.500	11/01/42	9,329,887
64,926		FNMA	3.000	12/01/42	64,094
7,825		FNMA	3.000	12/01/42	7,732
5,213,571		FNMA	3.000	01/01/43	5,151,262
2,422,075		FNMA	3.000	01/01/43	2,393,756
371,221		FNMA	3.500	01/01/43	380,129
28,537		FNMA	3.000	02/01/43	28,196
122,804		FNMA	3.000	02/01/43	121,348
3,077,163		FNMA	3.000	02/01/43	3,040,066
6,603,532		FNMA	3.000	02/01/43	6,523,928
593,314		FNMA	3.500	02/01/43	610,173
30,887		FNMA	3.000	03/01/43	30,498
150,409		FNMA	3.000	03/01/43	148,626
27,979		FNMA	3.000	03/01/43	27,647
52,190		FNMA	3.000	03/01/43	51,574
65,300		FNMA	3.000	04/01/43	64,479
40,080		FNMA	3.000	04/01/43	39,605
3,025		FNMA	3.000	04/01/43	2,988
30,960		FNMA	3.000	04/01/43	30,571
70,344		FNMA	3.000	04/01/43	69,467
33,010		FNMA	3.000	04/01/43	32,631
10,991		FNMA	3.000	04/01/43	10,852
43,553		FNMA	3.000	04/01/43	43,006
14,544		FNMA	3.000	04/01/43	14,371
2,019,527		FNMA	3.000	05/01/43	1,994,346
157,629		FNMA	3.500	05/01/43	162,109
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$93,235		FNMA	3.500%	05/01/43	$95,884
156,681		FNMA	3.500	06/01/43	161,133
204,236		FNMA	3.500	06/01/43	210,040
414,593		FNMA	3.500	06/01/43	426,374
196,511		FNMA	3.500	06/01/43	202,095
76,799		FNMA	3.500	06/01/43	78,981
94,270		FNMA	3.500	06/01/43	96,949
933,817		FNMA	4.000	06/01/43	987,149
554,799		FNMA	3.500	07/01/43	570,564
262,756		FNMA	3.500	07/01/43	270,222
5,877,439		FNMA	4.000	11/01/43	6,242,229
272,397		FNMA	4.000	12/01/43	287,956
1,150,880	h	FNMA	4.000	01/01/44	1,216,652
384,681		FNMA	4.000	02/01/44	406,666
146,975		FNMA	4.000	02/01/44	155,374
2,138,405		FNMA	4.000	02/01/44	2,260,618
30,922		FNMA	4.000	03/01/44	32,689
445,033		FNMA	4.000	03/01/44	470,468
2,759,266		FNMA	4.000	04/01/44	2,916,938
560,032	h	FNMA	4.000	04/01/44	592,039
591,658		FNMA	4.000	04/01/44	625,473
1,619,288	h	FNMA	4.000	05/01/44	1,711,825
197,553		FNMA	4.500	05/01/44	216,200
947,022		FNMA	4.000	06/01/44	1,001,145
1,134,904	h	FNMA	4.000	06/01/44	1,199,763
7,747,792		FNMA	4.500	06/01/44	8,479,078
3,946,724		FNMA	4.500	06/01/44	4,319,270
2,245,665		FNMA	4.500	06/01/44	2,457,638
4,083,619		FNMA	4.500	06/01/44	4,484,199
4,038,000		FNMA	4.500	06/25/44	4,461,017
982,915		FNMA	4.000	07/01/44	1,039,091
307,594	h	FNMA	4.000	07/01/44	325,174
1,600,977	h	FNMA	4.000	08/01/44	1,692,473
994,032	h	FNMA	4.000	08/01/44	1,050,838
1,501,274		FNMA	4.000	08/01/44	1,587,077
4,673,861		FNMA	4.500	08/01/44	5,115,016
239,543	h	FNMA	4.000	09/01/44	253,234
1,940,998		FNMA	4.500	09/01/44	2,124,209
1,165,654	h	FNMA	4.000	10/01/44	1,232,274
942,476		FNMA	4.500	10/01/44	1,031,437
20,000,000	h	FNMA	3.000	10/25/44	19,715,624
14,000,000	h	FNMA	3.500	10/25/44	14,309,532
15,000,000	h	FNMA	4.000	10/25/44	15,807,188
1,000,000	h	FNMA	4.500	10/25/44	1,078,906
5,000,000	h	FNMA	5.000	10/25/44	5,516,719
36,000,000	h	FNMA	3.000	11/25/44	35,388,279
21,000,000	h	FNMA	3.500	11/25/44	21,401,954
8,000,000	h	FNMA	4.000	11/25/44	8,405,500
4,000,000	h	FNMA	4.500	11/25/44	4,304,531
10,000,000	h	FNMA	5.000	11/25/44	11,010,195
2,000,000	h	FNMA	5.500	11/25/44	2,223,360
137		Government National Mortgage Association (GNMA)	7.000	01/15/28	157
20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,739		GNMA	7.000%	02/15/28	$1,793
1,184		GNMA	7.000	06/15/28	1,322
612		GNMA	7.000	06/15/28	633
3,218		GNMA	6.500	09/15/28	3,666
6,762		GNMA	6.500	09/15/28	7,666
9,222		GNMA	6.500	11/15/28	10,544
3,165		GNMA	7.500	11/15/28	3,607
578		GNMA	8.500	07/15/30	586
17,743		GNMA	8.500	10/15/30	19,142
11,185		GNMA	8.500	10/20/30	13,685
1,277		GNMA	8.500	12/15/30	1,604
2,186		GNMA	7.000	06/20/31	2,601
1,986		GNMA	6.500	07/15/31	2,251
6,526		GNMA	7.000	07/15/31	7,084
4,084		GNMA	7.000	07/15/31	4,601
715		GNMA	6.500	03/15/33	810
155,227		GNMA	5.500	07/15/33	173,865
535,039		GNMA	5.500	09/15/33	605,525
143,518		GNMA	5.500	02/20/35	162,950
871,267		GNMA	5.500	05/20/35	989,438
278,762		GNMA	5.500	02/20/36	316,489
46,929		GNMA	6.000	10/20/36	53,568
49,335		GNMA	6.000	01/20/37	56,275
163,296		GNMA	6.000	02/20/37	186,243
49,174		GNMA	5.500	07/15/38	54,654
334,559		GNMA	5.500	07/20/38	375,662
129,083		GNMA	6.000	08/20/38	145,608
152,919		GNMA	6.500	11/20/38	172,547
1,052,832		GNMA	5.000	06/15/39	1,168,985
1,537,942		GNMA	4.500	09/20/39	1,687,913
1,910,984		GNMA	3.500	07/15/43	1,987,231
1,088,988		GNMA	5.000	02/20/44	1,202,571
939,770		GNMA	5.000	03/20/44	1,038,172
1,960,638		GNMA	4.500	06/20/44	2,130,792
3,000,000	h	GNMA	3.000	10/15/44	3,020,391
2,000,000	h	GNMA	3.000	10/20/44	2,012,656
32,000,000	h	GNMA	3.500	10/20/44	33,064,998
25,000,000	h	GNMA	4.000	10/20/44	26,494,138
14,000,000	h	GNMA	4.500	10/20/44	15,183,437
1,000,000	h	GNMA	5.000	10/20/44	1,099,941
		TOTAL MORTGAGE BACKED			509,627,801

MUNICIPAL BONDS - 2.5%
225,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	227,938
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,295,452
21,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	21,073,290
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,890,660
3,000,000		State of Illinois	4.833	02/01/17	3,180,660
12,000,000		State of Illinois	4.350	06/01/18	12,513,720
1,845,000		State of Illinois	4.700	01/01/21	1,934,593
2,560,000		State of Illinois	3.860	04/01/21	2,553,062
3,030,000		State of Illinois	4.110	04/01/22	2,943,100
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,195,000		State of Illinois	4.310%	04/01/23	$2,182,006
3,470,000		State of Illinois	4.760	04/01/26	3,418,228
1,763,000		State Public School Building Authority	5.000	09/15/27	1,943,073
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,249,362
1,000,000		University of Massachusetts Building Authority	0.430	11/01/14	999,890
		TOTAL MUNICIPAL BONDS			69,405,034

U.S. TREASURY SECURITIES - 20.2%
7,525,000		United States Treasury Bond	5.375	02/15/31	9,960,045
22,001,000		United States Treasury Bond	4.500	02/15/36	27,154,052
6,685,000		United States Treasury Bond	2.875	05/15/43	6,261,966
1,700,000		United States Treasury Bond	3.375	05/15/44	1,755,250
41,900,000		United States Treasury Bond	3.125	08/15/44	41,232,198
48,000,000		United States Treasury Note	0.375	03/31/16	48,011,232
32,825,000		United States Treasury Note	0.375	04/30/16	32,812,166
32,000,000		United States Treasury Note	0.375	05/31/16	31,967,488
38,400,000		United States Treasury Note	0.500	06/30/16	38,422,502
57,504,000		United States Treasury Note	0.500	07/31/16	57,510,728
29,000,000		United States Treasury Note	0.500	08/31/16	28,970,536
630,000		United States Treasury Note	0.875	04/15/17	630,000
42,165,000		United States Treasury Note	1.000	09/15/17	42,099,138
5,440,000		United States Treasury Note	0.875	01/31/18	5,368,176
38,758,700		United States Treasury Note	1.500	08/31/18	38,740,522
55,539,900		United States Treasury Note	1.375	09/30/18	55,192,776
2,434,900		United States Treasury Note	1.625	08/31/19	2,418,160
9,500,000		United States Treasury Note	2.000	09/30/20	9,473,286
44,000		United States Treasury Note	2.625	11/15/20	45,375
30,000,000		United States Treasury Note	2.375	12/31/20	30,475,770
310,000		United States Treasury Note	2.125	01/31/21	309,976
19,475,000		United States Treasury Note	2.000	02/28/21	19,309,151
9,000,000		United States Treasury Note	2.250	03/31/21	9,052,731
2,415,000		United States Treasury Note	2.000	05/31/21	2,387,078
280,000		United States Treasury Note	2.000	08/31/21	276,215
20,003,000		United States Treasury Note	2.375	08/15/24	19,771,725
		TOTAL U.S. TREASURY SECURITIES			559,608,242

		TOTAL GOVERNMENT BONDS			1,236,196,620
		(Cost $1,228,458,180)

STRUCTURED ASSETS - 17.8%

ASSET BACKED - 10.5%
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,505,643
		Series - 2010 2 (Class B)
3,550,000		Ally Master Owner Trust	1.210	06/15/17	3,567,136
		Series - 2012 3 (Class A2)
2,790,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	2,850,532
		Series - 2011 5 (Class C)
3,000,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	3,012,213
		Series - 2012 4 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,440,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110%	03/20/17	$4,657,631
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,851,350
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,061,811
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,924,303
		Series - 2012 3A (Class B)
297,653	i	Bear Stearns Asset Backed Securities Trust	0.895	11/25/39	293,963
		Series - 2005 SD3 (Class 2A1)
26,606,000		Capital Auto Receivables Asset Trust	1.040	11/21/16	26,699,627
		Series - 2013 3 (Class A2)
5,153,000		Capital Auto Receivables Asset Trust	0.790	06/20/17	5,160,451
		Series - 2013 1 (Class A3)
11,621,872	g,m	Capital Automotive REIT	4.700	07/15/42	11,956,001
		Series - 2012 1A (Class A)
1,300,000		CarMax Auto Owner Trust	2.630	11/15/16	1,312,199
		Series - 2011 1 (Class B)
2,355,256	i,m	CCR, Inc	0.599	07/10/17	2,286,553
		Series - 2010 CX (Class C)
268,315	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	267,648
		Series - 2002 1 (Class AF6)
67,110	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	67,104
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	7,145,458
		Series - 2011 LC1A (Class C)
22,919,450	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	24,206,560
		Series - 2012 1A (Class A2)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,769,346
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,985,359
		Series - 2012 C (Class D)
9,000,000		Ford Credit Auto Owner Trust	1.860	08/15/19	9,062,163
		Series - 2013 A (Class D)
4,000,000		Ford Credit Floorplan Master	1.650	08/15/19	3,978,280
		Series - 2014 4 (Class B)
6,000,000	g	GE Capital Credit Card Master Note Trust	7.820	11/15/17	6,053,568
		Series - 2009 4 (Class C)
2,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	2,046,324
		Series - 2010 1 (Class C)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	5,947,271
		Series - 2011 1A (Class B1)
15,190,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	15,368,179
		Series - 0 2A (Class B2)
6,700,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	6,922,306
		Series - 2010 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,008,055
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,126,328
		Series - 2011 1A (Class B2)
1,140,857	i	Lehman XS Trust	0.405	02/25/36	1,089,640
		Series - 2006 1 (Class 1A1)
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,447,255		Lehman XS Trust	6.500%	06/25/46	$1,922,226
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.975	05/18/16	1,024,400
		Series - 2013 144A (Class )
1,462,393	g	Orange Lake Timeshare Trust 2014-A	3.030	07/09/29	1,461,213
		Series - 2014 AA (Class B)
224,445	i	Park Place Securities, Inc	1.100	09/25/34	225,133
		Series - 2004 WHQ1 (Class M1)
1,611,030	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.675	01/25/36	1,601,316
		Series - 2005 WCH1 (Class M2)
833,333	g	Rental Car Finance Corp	4.380	02/25/16	840,028
		Series - 2011 1A (Class B1)
48,490	i	Residential Asset Securities Corp	6.489	10/25/30	48,534
		Series - 2001 KS2 (Class AI6)
151,331	i	Residential Asset Securities Corp	0.800	04/25/35	151,295
		Series - 2005 KS3 (Class M3)
351,288		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	354,586
		Series - 2006 HI5 (Class A3)
25,788		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	25,727
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	194,692
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.015	05/05/17	3,048,600
		Series - 2013 144A (Class )
19,000,000		Santander Drive Auto Receivables Trust	0.540	08/15/17	19,000,532
		Series - 2014 3 (Class A2A)
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,473,561
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,002,159
		Series - 2013 2013-1 (Class D)
523,810	i	Securitized Asset Backed Receivables LLC	0.455	10/25/35	515,375
		Series - 2006 OP1 (Class A2C)
795,445	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	815,910
		Series - 2011 1A (Class A)
686,804	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	706,198
		Series - 2011 2A (Class B)
1,227,646	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,253,535
		Series - 2012 2A (Class B)
7,736,789	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	7,742,089
		Series - 2013 1A (Class A)
1,873,117	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	1,889,975
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,023,814
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,548,499
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,548,352
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,415,404
		Series - 2012 A (Class A2)
3,023,802	g	SolarCity LMC	4.800	11/20/38	3,145,235
		Series - 2013 1 (Class A)
2,300,000	g	SolarCity LMC	4.020	07/20/44	2,294,969
		Series - 2014 2 (Class A)
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$367,977	i	Soundview Home Equity Loan Trust	0.455%	11/25/35	$364,518
		Series - 2005 OPT3 (Class A4)
9,500,000	g,h	SpringCastle America Funding LLC	2.700	05/25/23	9,499,050
		Series - 2014 AA (Class A)
28,903	i	Structured Asset Investment Loan Trust	0.755	05/25/35	28,861
		Series - 2005 4 (Class M1)
2,137,346	g,i	Structured Asset Securities Corp	0.375	10/25/36	2,077,552
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.765	01/09/17	5,930,500
		Series - 2013 IV B (Class )
205,331	g,i	Wachovia Loan Trust	0.515	05/25/35	194,899
		Series - 2005 SD1 (Class A)
172,438	i	Wells Fargo Home Equity Trust	0.295	07/25/36	171,301
		Series - 2006 2 (Class A3)
3,779,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	3,867,999
		Series - 2010 A (Class A)
		TOTAL ASSET BACKED			302,591,040

OTHER MORTGAGE BACKED - 7.3%
4,725,750	g	7 WTC Depositor LLC Trust	4.082	03/13/31	4,896,808
		Series - 2012 7WTC (Class A)
2,707,136	i	American Home Mortgage Investment Trust	1.833	10/25/34	2,693,527
		Series - 2004 3 (Class 4A)
791,000	i	Banc of America Commercial Mortgage Trust	5.955	05/10/45	782,795
		Series - 2006 2 (Class C)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	520,820
		Series - 2007 1 (Class AM)
3,721,000	i	Bear Stearns Commercial Mortgage Securities	6.144	09/11/42	4,020,619
		Series - 2007 T28 (Class AJ)
6,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,126,312
		Series - 2007 C3 (Class AJ)
9,615,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	10,451,005
		Series - 2007 C3 (Class AM)
1,182,942		Comm Mortgage Trust	1.330	02/10/47	1,180,201
		Series - 2014 CR14 (Class A1)
384,914		Countrywide Alternative Loan Trust	5.500	08/25/16	396,763
		Series - 2004 30CB (Class 1A15)
7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	7,224,839
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,763,581
		Series - 2005 C5 (Class C)
710,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	732,179
		Series - 2005 C5 (Class AM)
1,240,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	1,285,874
		Series - 2005 C6 (Class AJ)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,812,630
		Series - 2006 OMA (Class D)
19,585,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	20,969,170
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	846,912
		Series - 2009 RR1 (Class A3C)
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$804,264	i	HarborView Mortgage Loan Trust	0.373%	07/19/47	$705,813
		Series - 2007 4 (Class 2A1)
578,006	i	Impac CMB Trust	0.815	03/25/35	533,208
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	770,729
		Series - 2005 LDP2 (Class C)
4,535,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	4,994,591
		Series - 2007 LD12 (Class AM)
1,075,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,175,822
		Series - 2007 C6 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	4,978,858
		Series - 2005 C5 (Class AJ)
580,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	645,357
		Series - 0 C1 (Class AJA)
9,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	10,254,769
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I Trust	5.984	08/12/41	1,890,707
		Series - 2006 T23 (Class B)
3,225,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,302,738
		Series - 2006 HQ10 (Class AJ)
8,500,000	i	Morgan Stanley Capital I Trust	5.831	06/11/42	9,195,147
		Series - 2007 T27 (Class AJ)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,494,080
		Series - 2005 HQ6 (Class F)
5,304,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,611,266
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,904,896
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,324,625
		Series - 2006 HQ9 (Class C)
460,180		Residential Accredit Loans, Inc	4.350	03/25/34	471,483
		Series - 2004 QS4 (Class A1)
996,876	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,013,615
		Series - 2012 1A (Class A)
508,312	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	515,739
		Series - 0 2A (Class A)
24,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	25,932,807
		Series - 2007 C30 (Class AM)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	251,965
		Series - 2007 C34 (Class AM)
17,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.146	05/15/46	18,287,296
		Series - 2007 C34 (Class AJ)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,819,680
		Series - 2007 C31 (Class AM)
2,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,582,413
		Series - 2007 C31 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,870,900
		Series - 2007 C32 (Class B)
21,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	21,722,535
		Series - 2007 C32 (Class AJ)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,763,013
		Series - 2007 C33 (Class AM)
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,375,292	i	WaMu Mortgage Pass-Through Certificates	0.505%	12/25/45	$1,282,434
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			202,000,521

		TOTAL STRUCTURED ASSETS			504,591,561
		(Cost $499,525,355)

		TOTAL BONDS			2,625,839,261
		(Cost $2,594,541,520)

SHORT-TERM INVESTMENTS - 14.1%
GOVERNMENT AGENCY DEBT - 3.8%
20,000,000	d	Federal Home Loan Bank (FHLB)	0.077	11/05/14	19,998,503
10,000,000		FHLB	0.085	11/12/14	9,999,008
25,000,000		FHLB	0.103	01/21/15	24,998,600
15,800,000		FHLB	0.065	10/03/14	15,799,943
27,000,000		Federal National Mortgage Association (FNMA)	0.100	03/02/15	26,996,571
8,700,000		FNMA	0.045	11/19/14	8,699,467
		TOTAL GOVERNMENT AGENCY DEBT			106,492,092

TREASURY DEBT - 10.3%
2,000,000		United States Treasury Bill	0.030	11/06/14	1,999,940
14,000,000	d	United States Treasury Bill	0.073	11/13/14	13,998,788
3,000,000		United States Treasury Bill	0.033	12/18/14	2,999,886
16,000,000	d	United States Treasury Bill	0.050-0.098	02/05/15	15,998,736
30,000,000		United States Treasury Bill	0.030	02/12/15	29,997,780
4,500,000	d	United States Treasury Bill	0.080	03/05/15	4,499,420
10,000,000		United States Treasury Bill	0.030	03/26/15	9,998,660
14,600,000	d	United States Treasury Bill	0.087-0.090	04/02/15	14,596,846
15,900,000	d	United States Treasury Bill	0.078-0.090	04/30/15	15,896,502
9,200,000	d	United States Treasury Bill	0.090-0.095	05/28/15	9,197,709
36,000,000	d	United States Treasury Bill	0.096-0.101	06/25/15	35,987,328
62,000,000	d	United States Treasury Bill	0.073-0.103	07/23/15	61,972,038
69,500,000	d	United States Treasury Bill	0.091-0.106	08/20/15	69,453,226
		TOTAL TREASURY DEBT			286,596,859

		TOTAL SHORT-TERM INVESTMENTS			393,088,951
		(Cost $393,020,978)

		TOTAL INVESTMENTS - 110.0%			3,054,165,066
		(Cost $3,023,183,234)

		OTHER ASSETS & LIABILITIES, NET - (10.0)%			(278,859,410)
		NET ASSETS - 100.0%			$2,775,305,656
27

TIAA-CREF FUNDS - Bond Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities was $417,804,771 or 15.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
28

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2014

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 24.5%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$53,646
500,000	Delphi Corp	5.000	02/15/23	535,500
100,000	Delphi Corp	4.150	03/15/24	102,014
500,000	Ford Motor Co	7.450	07/16/31	660,163
650,000	Ford Motor Co	4.750	01/15/43	650,543
400,000	Honeywell International, Inc	5.400	03/15/16	427,852
300,000	Honeywell International, Inc	5.300	03/01/18	335,968
400,000	Honeywell International, Inc	5.000	02/15/19	448,324
500,000	Honeywell International, Inc	3.350	12/01/23	509,577
282,000	Honeywell International, Inc	5.700	03/15/37	344,769
210,000	Johnson Controls, Inc	5.500	01/15/16	222,586
150,000	Johnson Controls, Inc	2.600	12/01/16	154,992
300,000	Johnson Controls, Inc	1.400	11/02/17	297,499
160,000	Johnson Controls, Inc	4.250	03/01/21	171,122
300,000	Johnson Controls, Inc	3.625	07/02/24	297,481
270,000	Johnson Controls, Inc	6.000	01/15/36	319,948
325,000	Johnson Controls, Inc	4.625	07/02/44	317,310
100,000	Johnson Controls, Inc	4.950	07/02/64	97,567
300,000	Magna International, Inc	3.625	06/15/24	298,101
	TOTAL AUTOMOBILES & COMPONENTS			6,244,962

BANKS - 3.2%
200,000	Australia & New Zealand Banking Group Ltd	0.900	02/12/16	200,874
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	500,529
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,213
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	491,688
500,000	Banco do Brasil S.A.	3.875	01/23/17	515,000
200,000	Banco do Brasil S.A.	3.875	10/10/22	185,500
200,000	Bancolombia S.A.	5.950	06/03/21	219,500
2,045,000	Bank of America Corp	3.700	09/01/15	2,099,820
300,000	Bank of America Corp	1.250	01/11/16	301,276
550,000	Bank of America Corp	3.625	03/17/16	569,893
1,200,000	Bank of America Corp	6.500	08/01/16	1,309,739
300,000	Bank of America Corp	1.350	11/21/16	300,406
585,000	Bank of America Corp	5.300	03/15/17	633,797
500,000	Bank of America Corp	5.420	03/15/17	541,508
1,000,000	Bank of America Corp	3.875	03/22/17	1,052,779
3,000,000	Bank of America Corp	1.700	08/25/17	2,987,037
590,000	Bank of America Corp	5.750	12/01/17	656,494
900,000	Bank of America Corp	2.000	01/11/18	896,086
2,525,000	Bank of America Corp	2.600	01/15/19	2,520,081
750,000	Bank of America Corp	2.650	04/01/19	747,701
29

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,300,000		Bank of America Corp	5.875%	01/05/21	$2,638,056
500,000		Bank of America Corp	5.700	01/24/22	572,870
1,425,000		Bank of America Corp	3.300	01/11/23	1,389,832
2,000,000		Bank of America Corp	4.125	01/22/24	2,038,212
750,000		Bank of America Corp	4.000	04/01/24	757,816
1,475,000		Bank of America Corp	4.200	08/26/24	1,462,246
1,500,000		Bank of America Corp	5.000	01/21/44	1,582,407
500,000		Bank of America Corp	4.875	04/01/44	518,435
1,000,000		Bank of America NA	1.125	11/14/16	997,340
500,000		Bank of America NA	1.250	02/14/17	498,447
400,000		Bank of Montreal	0.800	11/06/15	401,103
500,000		Bank of Montreal	1.300	07/15/16	504,025
450,000		Bank of Montreal	2.500	01/11/17	463,338
200,000		Bank of Montreal	1.400	09/11/17	200,322
400,000		Bank of Montreal	1.450	04/09/18	395,564
300,000		Bank of Montreal	2.375	01/25/19	302,369
400,000		Bank of Montreal	2.550	11/06/22	386,090
100,000		Bank of Nova Scotia	2.050	10/07/15	101,603
200,000		Bank of Nova Scotia	0.750	10/09/15	200,600
500,000		Bank of Nova Scotia	2.900	03/29/16	516,102
750,000		Bank of Nova Scotia	1.375	07/15/16	756,915
300,000		Bank of Nova Scotia	1.100	12/13/16	300,501
150,000		Bank of Nova Scotia	2.550	01/12/17	154,619
500,000		Bank of Nova Scotia	1.250	04/11/17	499,211
300,000		Bank of Nova Scotia	1.300	07/21/17	298,492
400,000		Bank of Nova Scotia	1.375	12/18/17	395,290
350,000		Bank of Nova Scotia	1.450	04/25/18	345,101
500,000		Bank of Nova Scotia	2.050	10/30/18	498,601
500,000		Bank of Nova Scotia	2.050	06/05/19	494,313
1,000,000		Bank of Nova Scotia	2.125	09/11/19	994,511
200,000		Bank of Nova Scotia	4.375	01/13/21	219,852
300,000		Bank of Nova Scotia	2.800	07/21/21	296,473
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	1.200	03/10/17	995,372
500,000		BB&T Corp	5.200	12/23/15	525,967
100,000		BB&T Corp	3.200	03/15/16	103,387
200,000		BB&T Corp	2.150	03/22/17	203,254
70,000		BB&T Corp	4.900	06/30/17	76,108
150,000		BB&T Corp	1.600	08/15/17	150,412
200,000		BB&T Corp	2.050	06/19/18	200,752
500,000		BB&T Corp	2.250	02/01/19	500,565
400,000		BB&T Corp	6.850	04/30/19	477,646
200,000		BB&T Corp	3.950	03/22/22	210,502
500,000		BBVA US Senior SAU	4.664	10/09/15	518,893
300,000		BPCE S.A.	1.700	04/25/16	302,916
500,000		BPCE S.A.	1.625	02/10/17	502,057
250,000		BPCE S.A.	2.500	12/10/18	250,610
300,000		BPCE S.A.	2.500	07/15/19	297,894
500,000		BPCE S.A.	4.000	04/15/24	503,800
200,000		Branch Banking & Trust Co	1.450	10/03/16	201,740
300,000		Branch Banking & Trust Co	1.050	12/01/16	300,059
200,000		Branch Banking & Trust Co	1.000	04/03/17	198,559
500,000		Branch Banking & Trust Co	1.350	10/01/17	496,587
30

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Branch Banking & Trust Co	2.850%	04/01/21	$298,144
500,000	Branch Banking & Trust Co	3.800	10/30/26	497,688
400,000	Canadian Imperial Bank of Commerce	0.900	10/01/15	401,872
425,000	Canadian Imperial Bank of Commerce	2.350	12/11/15	433,533
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	299,373
125,000	Capital One Bank USA NA	1.150	11/21/16	124,972
300,000	Capital One Bank USA NA	1.200	02/13/17	299,347
300,000	Capital One Bank USA NA	1.500	09/05/17	298,688
250,000	Capital One Bank USA NA	1.500	03/22/18	246,235
400,000	Capital One Bank USA NA	2.150	11/21/18	398,552
300,000	Capital One Bank USA NA	2.250	02/13/19	297,309
300,000	Capital One Bank USA NA	2.300	06/05/19	297,667
300,000	Capital One Bank USA NA	2.400	09/05/19	296,860
500,000	Capital One Bank USA NA	2.950	07/23/21	491,736
972,000	Capital One Bank USA NA	3.375	02/15/23	952,313
800,000	Citigroup, Inc	4.950	11/07/43	846,733
63,000	Citigroup, Inc	1.250	01/15/16	63,325
500,000	Citigroup, Inc	1.300	04/01/16	501,532
1,750,000	Citigroup, Inc	3.953	06/15/16	1,838,006
1,000,000	Citigroup, Inc	1.700	07/25/16	1,010,135
500,000	Citigroup, Inc	1.300	11/15/16	500,098
200,000	Citigroup, Inc	4.450	01/10/17	213,094
500,000	Citigroup, Inc	1.350	03/10/17	498,654
500,000	Citigroup, Inc	1.550	08/14/17	496,332
11,000	Citigroup, Inc	6.000	08/15/17	12,320
750,000	Citigroup, Inc	1.750	05/01/18	739,516
300,000	Citigroup, Inc	2.500	09/26/18	301,951
500,000	Citigroup, Inc	2.550	04/08/19	499,620
500,000	Citigroup, Inc	2.500	07/29/19	495,544
684,000	Citigroup, Inc	5.375	08/09/20	774,036
2,700,000	Citigroup, Inc	4.500	01/14/22	2,894,902
1,675,000	Citigroup, Inc	4.050	07/30/22	1,696,495
870,000	Citigroup, Inc	3.375	03/01/23	856,642
600,000	Citigroup, Inc	3.500	05/15/23	575,216
1,000,000	Citigroup, Inc	3.875	10/25/23	1,015,448
750,000	Citigroup, Inc	3.750	06/16/24	747,685
500,000	Citigroup, Inc	4.000	08/05/24	489,901
400,000	Citigroup, Inc	5.500	09/13/25	435,604
200,000	Citigroup, Inc	5.875	01/30/42	241,044
225,000	Citigroup, Inc	6.675	09/13/43	275,769
375,000	Citigroup, Inc	5.300	05/06/44	389,646
250,000	Comerica Bank	5.750	11/21/16	273,940
50,000	Comerica Bank	5.200	08/22/17	54,786
300,000	Comerica, Inc	2.125	05/23/19	297,334
200,000	Comerica, Inc	3.800	07/22/26	198,529
250,000	Commonwealth Bank of Australia	1.250	09/18/15	251,975
750,000	Commonwealth Bank of Australia	1.125	03/13/17	746,806
500,000	Commonwealth Bank of Australia	1.400	09/08/17	497,804
250,000	Commonwealth Bank of Australia	1.900	09/18/17	252,275
750,000	Commonwealth Bank of Australia	2.250	03/13/19	749,441
500,000	Commonwealth Bank of Australia	2.300	09/06/19	496,585
300,000	Compass Bank	1.850	09/29/17	299,967
31

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Compass Bank	2.750%	09/29/19	$299,695
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	419,498
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	274,743
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	502,070
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,580,071
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	376,596
425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	440,306
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	454,198
200,000		Corpbanca S.A.	3.125	01/15/18	200,410
900,000		Deutsche Bank AG	3.450	03/30/15	913,621
400,000		Deutsche Bank AG	1.400	02/13/17	399,845
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,759,222
500,000		Deutsche Bank AG	3.700	05/30/24	495,660
500,000	i	Deutsche Bank AG	4.296	05/24/28	477,545
400,000		Discover Bank	2.000	02/21/18	398,076
215,000		Discover Bank	7.000	04/15/20	254,358
300,000		Discover Bank	3.200	08/09/21	296,676
400,000		Discover Bank	4.200	08/08/23	414,108
200,000		Discover Bank	4.250	03/13/26	204,592
450,000		Fifth Third Bancorp	3.625	01/25/16	465,836
500,000		Fifth Third Bancorp	1.150	11/18/16	500,179
300,000		Fifth Third Bancorp	1.350	06/01/17	299,110
500,000		Fifth Third Bancorp	1.450	02/28/18	493,797
300,000		Fifth Third Bancorp	2.300	03/01/19	299,099
375,000		Fifth Third Bancorp	2.375	04/25/19	375,527
200,000		Fifth Third Bancorp	2.875	10/01/21	196,877
200,000		Fifth Third Bancorp	3.500	03/15/22	203,808
500,000		Fifth Third Bancorp	4.300	01/16/24	514,631
140,000		Fifth Third Bancorp	8.250	03/01/38	205,807
100,000		First Horizon National Corp	5.375	12/15/15	104,808
250,000		First Republic Bank	2.375	06/17/19	249,521
100,000		FirstMerit Corp	4.350	02/04/23	103,620
750,000		HSBC Bank USA NA	4.875	08/24/20	828,772
266,000		HSBC Bank USA NA	5.875	11/01/34	321,783
33,000		HSBC Bank USA NA	7.000	01/15/39	44,962
150,000		HSBC Holdings plc	4.875	01/14/22	166,836
1,350,000		HSBC Holdings plc	4.250	03/14/24	1,365,935
2,325,000		HSBC Holdings plc	6.500	09/15/37	2,860,266
550,000		HSBC Holdings plc	6.100	01/14/42	694,125
275,000		HSBC Holdings plc	5.250	03/14/44	291,955
300,000		HSBC USA, Inc	1.300	06/23/17	299,768
1,000,000		HSBC USA, Inc	1.625	01/16/18	996,401
750,000		HSBC USA, Inc	2.625	09/24/18	767,205
500,000		HSBC USA, Inc	2.250	06/23/19	497,950
500,000		HSBC USA, Inc	3.500	06/23/24	500,277
200,000		Huntington Bancshares, Inc	2.600	08/02/18	202,129
250,000		Huntington National Bank	1.350	08/02/16	251,230
200,000		Huntington National Bank	1.300	11/20/16	200,176
300,000		Huntington National Bank	2.200	04/01/19	298,448
1,500,000		Inter-American Development Bank	1.000	07/14/17	1,496,196
1,000,000		Inter-American Development Bank	1.750	10/15/19	996,510
300,000		Intesa Sanpaolo S.p.A	3.125	01/15/16	306,897
32

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Intesa Sanpaolo S.p.A	2.375%	01/13/17	$202,222
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	651,716
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	518,712
200,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	213,482
1,610,000		JPMorgan Chase & Co	3.400	06/24/15	1,643,783
700,000		JPMorgan Chase & Co	5.150	10/01/15	730,118
500,000		JPMorgan Chase & Co	1.100	10/15/15	502,080
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	1,004,119
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,294,539
300,000		JPMorgan Chase & Co	3.150	07/05/16	310,487
1,000,000		JPMorgan Chase & Co	1.350	02/15/17	997,821
850,000		JPMorgan Chase & Co	2.000	08/15/17	857,246
335,000		JPMorgan Chase & Co	6.000	01/15/18	377,049
400,000		JPMorgan Chase & Co	1.800	01/25/18	399,141
500,000		JPMorgan Chase & Co	1.625	05/15/18	493,006
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	995,181
180,000		JPMorgan Chase & Co	4.950	03/25/20	198,872
700,000		JPMorgan Chase & Co	4.400	07/22/20	754,212
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,941,796
750,000		JPMorgan Chase & Co	4.625	05/10/21	815,429
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,084,369
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,071,427
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,100,394
600,000		JPMorgan Chase & Co	3.200	01/25/23	585,708
750,000		JPMorgan Chase & Co	3.375	05/01/23	718,454
1,000,000		JPMorgan Chase & Co	3.875	02/01/24	1,024,156
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	993,329
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,470,515
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,097,736
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,108,143
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	737,813
300,000		KeyBank NA	1.100	11/25/16	300,456
500,000		KeyBank NA	1.650	02/01/18	498,035
600,000		KeyCorp	3.750	08/13/15	616,212
400,000		KeyCorp	2.300	12/13/18	399,789
150,000		KeyCorp	5.100	03/24/21	167,078
700,000		Lloyds Bank plc	4.200	03/28/17	748,545
500,000		Lloyds Bank plc	2.300	11/27/18	501,141
500,000		Lloyds Bank plc	2.350	09/05/19	496,132
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	300,305
300,000		Manufacturers & Traders Trust Co	1.400	07/25/17	299,473
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	197,566
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	300,943
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	298,207
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	290,500
400,000		National Australia Bank Ltd	0.900	01/20/16	401,782
300,000		National Australia Bank Ltd	1.300	07/25/16	302,297
250,000		National Australia Bank Ltd	2.750	03/09/17	258,997
300,000		National Australia Bank Ltd	2.300	07/25/18	303,956
200,000		National Australia Bank Ltd	3.000	01/20/23	195,658
500,000		National Bank of Canada	1.450	11/07/17	496,637
500,000		Nordic Investment Bank	2.250	09/30/21	497,172
33

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Northern Trust Corp	2.375%	08/02/22	$336,304
500,000		Northern Trust Corp	3.950	10/30/25	517,579
300,000		People’s United Bank	4.000	07/15/24	297,872
100,000		People’s United Financial, Inc	3.650	12/06/22	100,288
200,000		PNC Bank NA	0.800	01/28/16	200,331
300,000		PNC Bank NA	1.300	10/03/16	301,861
400,000		PNC Bank NA	1.125	01/27/17	398,826
300,000		PNC Bank NA	1.500	10/18/17	299,520
150,000		PNC Bank NA	2.200	01/28/19	150,169
800,000		PNC Bank NA	2.250	07/02/19	795,986
750,000		PNC Bank NA	2.700	11/01/22	715,338
500,000		PNC Bank NA	2.950	01/30/23	485,285
500,000		PNC Bank NA	3.800	07/25/23	513,546
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	146,030
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	298,623
700,000		PNC Funding Corp	2.700	09/19/16	722,310
645,000		PNC Funding Corp	5.125	02/08/20	727,238
50,000		PNC Funding Corp	4.375	08/11/20	54,508
400,000		PNC Funding Corp	3.300	03/08/22	402,135
740,000		Rabobank Nederland NV	2.125	10/13/15	752,508
500,000		Rabobank Nederland NV	4.500	01/11/21	545,325
350,000		Rabobank Nederland NV	5.250	05/24/41	392,588
71,000		Regions Financial Corp	7.750	11/10/14	71,511
350,000		Regions Financial Corp	2.000	05/15/18	345,868
500,000		Royal Bank of Canada	0.800	10/30/15	501,370
200,000		Royal Bank of Canada	0.625	12/04/15	200,154
335,000		Royal Bank of Canada	2.625	12/15/15	342,931
300,000		Royal Bank of Canada	0.850	03/08/16	300,275
750,000		Royal Bank of Canada	1.125	07/22/16	753,394
700,000		Royal Bank of Canada	1.450	09/09/16	707,055
1,000,000		Royal Bank of Canada	1.200	01/23/17	999,910
500,000		Royal Bank of Canada	1.200	09/19/17	497,342
500,000		Royal Bank of Canada	2.200	07/27/18	505,899
500,000		Royal Bank of Canada	2.000	10/01/18	503,998
600,000		Royal Bank of Canada	2.150	03/15/19	601,466
1,000,000		Royal Bank of Canada	2.200	09/23/19	998,039
500,000		Royal Bank of Scotland Group plc	1.875	03/31/17	500,257
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	290,852
750,000		Royal Bank of Scotland Group plc	6.125	01/11/21	875,689
150,000		Santander Holdings USA, Inc	3.000	09/24/15	152,729
200,000		Santander Holdings USA, Inc	3.450	08/27/18	208,522
250,000		Societe Generale S.A.	2.750	10/12/17	256,942
400,000		Societe Generale S.A.	2.625	10/01/18	405,554
250,000		Sovereign Bank	8.750	05/30/18	302,162
300,000		Sumitomo Mitsui Banking Corp	0.900	01/18/16	300,210
250,000		Sumitomo Mitsui Banking Corp	1.450	07/19/16	252,108
300,000		Sumitomo Mitsui Banking Corp	1.300	01/10/17	300,040
500,000		Sumitomo Mitsui Banking Corp	1.350	07/11/17	497,175
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	251,605
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	296,071
250,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	254,286
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	303,184
34

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Sumitomo Mitsui Banking Corp	2.250%	07/11/19	$495,792
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	250,888
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	296,346
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	314,772
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	500,682
500,000	SunTrust Bank	1.350	02/15/17	499,718
300,000	SunTrust Bank	7.250	03/15/18	346,624
225,000	SunTrust Bank	2.750	05/01/23	214,473
100,000	SunTrust Banks, Inc	3.600	04/15/16	104,085
150,000	SunTrust Banks, Inc	3.500	01/20/17	157,325
100,000	SunTrust Banks, Inc	6.000	09/11/17	112,309
200,000	SunTrust Banks, Inc	2.350	11/01/18	200,479
50,000	SVB Financial Group	5.375	09/15/20	55,932
200,000	Svenska Handelsbanken AB	3.125	07/12/16	207,878
300,000	Svenska Handelsbanken AB	2.875	04/04/17	311,871
500,000	Svenska Handelsbanken AB	1.625	03/21/18	497,620
300,000	Svenska Handelsbanken AB	2.500	01/25/19	305,270
500,000	Svenska Handelsbanken AB	2.250	06/17/19	499,914
300,000	Toronto-Dominion Bank	2.500	07/14/16	309,469
300,000	Toronto-Dominion Bank	1.500	09/09/16	303,821
650,000	Toronto-Dominion Bank	2.375	10/19/16	668,138
500,000	Toronto-Dominion Bank	1.125	05/02/17	497,233
400,000	Toronto-Dominion Bank	1.400	04/30/18	393,555
600,000	Toronto-Dominion Bank	2.625	09/10/18	613,492
500,000	Toronto-Dominion Bank	2.125	07/02/19	495,458
250,000	Union Bank NA	1.500	09/26/16	252,095
250,000	Union Bank NA	2.625	09/26/18	254,157
200,000	Union Bank NA	2.250	05/06/19	198,461
315,000	Union Bank of California NA	5.950	05/11/16	338,180
225,000	UnionBanCal Corp	3.500	06/18/22	229,837
300,000	US Bancorp	2.200	11/15/16	308,605
940,000	US Bancorp	1.650	05/15/17	948,552
1,000,000	US Bancorp	1.950	11/15/18	997,952
500,000	US Bancorp	2.200	04/25/19	500,387
200,000	US Bancorp	2.950	07/15/22	194,047
375,000	US Bancorp	3.700	01/30/24	386,620
500,000	US Bancorp	3.600	09/11/24	494,111
500,000	US Bank NA	1.100	01/30/17	499,498
500,000	Westpac Banking Corp	1.125	09/25/15	503,420
150,000	Westpac Banking Corp	3.000	12/09/15	154,284
300,000	Westpac Banking Corp	1.050	11/25/16	300,345
500,000	Westpac Banking Corp	1.200	05/19/17	498,405
400,000	Westpac Banking Corp	2.000	08/14/17	405,991
750,000	Westpac Banking Corp	1.600	01/12/18	747,785
500,000	Westpac Banking Corp	2.250	07/30/18	504,993
500,000	Westpac Banking Corp	2.250	01/17/19	502,892
75,000	Westpac Banking Corp	4.875	11/19/19	83,663
	TOTAL BANKS			177,556,495

CAPITAL GOODS - 0.8%
250,000	Agilent Technologies, Inc	6.500	11/01/17	288,242
100,000	Agilent Technologies, Inc	5.000	07/15/20	108,763
35

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Agilent Technologies, Inc	3.200%	10/01/22	$97,190
400,000	Agilent Technologies, Inc	3.875	07/15/23	400,491
200,000	Applied Materials, Inc	4.300	06/15/21	216,706
100,000	Applied Materials, Inc	5.850	06/15/41	119,490
200,000	Arrow Electronics, Inc	3.000	03/01/18	204,988
200,000	Arrow Electronics, Inc	5.125	03/01/21	215,564
225,000	Avnet, Inc	6.625	09/15/16	247,821
300,000	Avnet, Inc	4.875	12/01/22	316,876
100,000	Carlisle Cos, Inc	5.125	12/15/20	108,597
100,000	Carlisle Cos, Inc	3.750	11/15/22	100,218
250,000	Caterpillar Financial Services Corp	2.050	08/01/16	255,549
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	303,690
200,000	Caterpillar Financial Services Corp	1.250	08/18/17	199,416
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	562,501
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	496,328
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	224,823
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	204,129
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,636,651
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	297,902
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	198,482
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	728,155
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	398,910
50,000	Caterpillar, Inc	5.700	08/15/16	54,580
150,000	Caterpillar, Inc	1.500	06/26/17	150,927
200,000	Caterpillar, Inc	3.900	05/27/21	214,039
200,000	Caterpillar, Inc	3.400	05/15/24	201,635
738,000	Caterpillar, Inc	3.803	08/15/42	684,491
300,000	Caterpillar, Inc	4.300	05/15/44	304,789
100,000	Crane Co	2.750	12/15/18	101,784
150,000	CRH America, Inc	4.125	01/15/16	155,766
350,000	CRH America, Inc	6.000	09/30/16	382,826
300,000	CRH America, Inc	5.750	01/15/21	344,913
200,000	Cummins, Inc	3.650	10/01/23	207,631
200,000	Cummins, Inc	4.875	10/01/43	222,517
450,000	Danaher Corp	5.625	01/15/18	506,407
200,000	Danaher Corp	3.900	06/23/21	214,867
150,000	Deere & Co	2.600	06/08/22	145,629
218,000	Deere & Co	5.375	10/16/29	257,661
650,000	Deere & Co	3.900	06/09/42	617,807
200,000	Dover Corp	4.875	10/15/15	209,184
150,000	Dover Corp	5.450	03/15/18	167,497
100,000	Dover Corp	5.375	03/01/41	118,833
600,000	Eaton Corp	1.500	11/02/17	597,416
200,000	Eaton Corp	5.600	05/15/18	224,851
1,075,000	Eaton Corp	2.750	11/02/22	1,036,476
150,000	Eaton Corp	4.000	11/02/32	148,393
250,000	Eaton Corp	4.150	11/02/42	238,261
200,000	Emerson Electric Co	5.250	11/15/39	233,619
300,000	Emerson Electric Co	5.250	10/15/18	337,352
400,000	Emerson Electric Co	4.875	10/15/19	448,879
350,000	Emerson Electric Co	2.625	02/15/23	337,001
100,000	Energizer Holdings, Inc	4.700	05/19/21	103,108
36

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Energizer Holdings, Inc	4.700%	05/24/22	$102,985
150,000	Flowserve Corp	3.500	09/15/22	149,351
200,000	Flowserve Corp	4.000	11/15/23	202,870
100,000	FMC Technologies, Inc	2.000	10/01/17	100,771
100,000	FMC Technologies, Inc	3.450	10/01/22	98,230
300,000	General Dynamics Corp	2.250	07/15/16	307,992
600,000	General Dynamics Corp	2.250	11/15/22	568,711
225,000	General Dynamics Corp	3.600	11/15/42	203,040
100,000	IDEX Corp	4.500	12/15/20	103,821
200,000	IDEX Corp	4.200	12/15/21	205,364
300,000	Illinois Tool Works, Inc	0.900	02/25/17	298,817
300,000	Illinois Tool Works, Inc	1.950	03/01/19	298,150
100,000	Illinois Tool Works, Inc	6.250	04/01/19	116,776
400,000	Illinois Tool Works, Inc	3.500	03/01/24	406,512
200,000	Illinois Tool Works, Inc	4.875	09/15/41	219,260
500,000	Illinois Tool Works, Inc	3.900	09/01/42	476,065
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	199,100
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	255,349
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	314,606
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	236,280
125,000	John Deere Capital Corp	0.875	04/17/15	125,380
500,000	John Deere Capital Corp	0.750	01/22/16	501,231
100,000	John Deere Capital Corp	1.050	12/15/16	100,140
100,000	John Deere Capital Corp	2.000	01/13/17	102,055
800,000	John Deere Capital Corp	5.500	04/13/17	883,203
300,000	John Deere Capital Corp	1.125	06/12/17	298,427
250,000	John Deere Capital Corp	1.200	10/10/17	248,931
500,000	John Deere Capital Corp	1.550	12/15/17	500,863
500,000	John Deere Capital Corp	1.300	03/12/18	491,326
200,000	John Deere Capital Corp	1.950	12/13/18	199,582
350,000	John Deere Capital Corp	1.700	01/15/20	338,705
400,000	John Deere Capital Corp	2.800	03/04/21	402,038
200,000	John Deere Capital Corp	3.150	10/15/21	204,983
200,000	John Deere Capital Corp	2.800	01/27/23	196,379
300,000	John Deere Capital Corp	3.350	06/12/24	302,025
100,000	Joy Global, Inc	5.125	10/15/21	108,962
200,000	Kennametal, Inc	2.650	11/01/19	200,262
150,000	Kennametal, Inc	3.875	02/15/22	151,089
100,000	KLA-Tencor Corp	6.900	05/01/18	115,904
100,000	Legrand France S.A.	8.500	02/15/25	137,280
400,000	Lockheed Martin Corp	7.650	05/01/16	443,755
200,000	Lockheed Martin Corp	3.350	09/15/21	205,806
350,000	Lockheed Martin Corp	4.850	09/15/41	380,291
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,051,055
300,000	Mosaic Co	4.250	11/15/23	312,240
300,000	Mosaic Co	5.450	11/15/33	331,607
100,000	Mosaic Co	4.875	11/15/41	100,007
300,000	Mosaic Co	5.625	11/15/43	334,824
250,000	Parker Hannifin Corp	3.500	09/15/22	256,683
275,000	Pentair Finance S.A.	1.350	12/01/15	276,571
225,000	Pentair Finance S.A.	2.650	12/01/19	223,525
100,000	Pentair Finance S.A.	3.150	09/15/22	97,400
37

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Precision Castparts Corp	1.250%	01/15/18	$493,526
275,000		Precision Castparts Corp	2.500	01/15/23	262,869
100,000		Precision Castparts Corp	3.900	01/15/43	96,354
50,000		Raytheon Co	4.400	02/15/20	54,766
450,000		Raytheon Co	3.125	10/15/20	461,549
500,000		Raytheon Co	2.500	12/15/22	478,491
200,000		Raytheon Co	7.200	08/15/27	264,875
100,000		Raytheon Co	4.700	12/15/41	107,308
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	308,411
100,000		Rockwell Automation, Inc	6.250	12/01/37	127,995
100,000		Rockwell Collins, Inc	3.100	11/15/21	101,004
125,000		Rockwell Collins, Inc	3.700	12/15/23	129,507
125,000		Rockwell Collins, Inc	4.800	12/15/43	136,789
200,000		Roper Industries, Inc	1.850	11/15/17	200,703
125,000		Roper Industries, Inc	2.050	10/01/18	123,824
100,000		Roper Industries, Inc	6.250	09/01/19	115,973
200,000		Roper Industries, Inc	3.125	11/15/22	194,835
100,000		Snap-on, Inc	4.250	01/15/18	106,080
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	257,028
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	586,104
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	112,723
250,000		Textron, Inc	5.600	12/01/17	277,601
500,000		Textron, Inc	3.650	03/01/21	512,305
250,000	g	Timken Co	3.875	09/01/24	246,089
200,000		Trinity Industries, Inc	4.550	10/01/24	200,350
200,000		Tupperware Brands Corp	4.750	06/01/21	212,383
21,000		Tyco International Finance S.A.	3.375	10/15/15	21,536
500,000		United Technologies Corp	4.875	05/01/15	513,084
250,000		United Technologies Corp	1.800	06/01/17	253,693
1,400,000		United Technologies Corp	5.375	12/15/17	1,569,606
490,000		United Technologies Corp	4.500	04/15/20	540,669
825,000		United Technologies Corp	3.100	06/01/22	824,544
280,000		United Technologies Corp	5.400	05/01/35	330,077
280,000		United Technologies Corp	6.050	06/01/36	352,532
145,000		United Technologies Corp	5.700	04/15/40	176,425
1,650,000		United Technologies Corp	4.500	06/01/42	1,726,522
34,000		Valmont Industries, Inc	6.625	04/20/20	40,056
200,000		Valmont Industries, Inc	5.000	10/01/44	196,210
100,000		Valmont Industries, Inc	5.250	10/01/54	97,642
100,000		Xylem, Inc	3.550	09/20/16	104,683
300,000		Xylem, Inc	4.875	10/01/21	325,439
		TOTAL CAPITAL GOODS			44,629,360

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
200,000		21st Century Fox America, Inc	4.000	10/01/23	207,068
200,000	g	21st Century Fox America, Inc	3.700	09/15/24	198,225
225,000		21st Century Fox America, Inc	5.400	10/01/43	245,860
500,000	g	21st Century Fox America, Inc	4.750	09/15/44	502,031
175,000		Air Lease Corp	2.125	01/15/18	173,687
600,000		Air Lease Corp	3.375	01/15/19	607,500
200,000		Air Lease Corp	3.875	04/01/21	202,000
500,000		Corp Andina de Fomento	1.500	08/08/17	502,870
38

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Daimler Finance North America LLC	8.500%	01/18/31	$755,317
300,000	eBay, Inc	0.700	07/15/15	300,894
300,000	eBay, Inc	1.350	07/15/17	298,745
300,000	eBay, Inc	2.200	08/01/19	296,089
200,000	eBay, Inc	3.250	10/15/20	204,747
300,000	eBay, Inc	2.875	08/01/21	293,658
400,000	eBay, Inc	2.600	07/15/22	377,274
400,000	eBay, Inc	3.450	08/01/24	389,624
200,000	eBay, Inc	4.000	07/15/42	174,908
150,000	Equifax, Inc	6.300	07/01/17	168,088
200,000	Equifax, Inc	3.300	12/15/22	196,774
700,000	European Investment Bank	1.000	08/17/17	697,336
2,500,000	European Investment Bank	2.125	10/15/21	2,462,102
500,000	Howard Hughes Medical Institute	3.500	09/01/23	515,153
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	998,530
200,000	Leidos Holdings, Inc	5.950	12/01/40	199,608
400,000	MasterCard, Inc	2.000	04/01/19	396,900
500,000	MasterCard, Inc	3.375	04/01/24	502,718
200,000	McGraw-Hill Cos, Inc	5.900	11/15/17	219,686
200,000	Moody’s Corp	2.750	07/15/19	201,052
300,000	Moody’s Corp	4.500	09/01/22	316,341
400,000	Moody’s Corp	4.875	02/15/24	431,388
100,000	Moody’s Corp	5.250	07/15/44	104,494
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	321,375
63,000	Republic Services, Inc	5.500	09/15/19	71,699
265,000	Republic Services, Inc	5.000	03/01/20	293,786
580,000	Republic Services, Inc	5.250	11/15/21	657,178
250,000	Republic Services, Inc	3.550	06/01/22	254,061
30,000	Republic Services, Inc	6.200	03/01/40	37,126
300,000	Republic Services, Inc	5.700	05/15/41	352,697
150,000	SAIC, Inc	4.450	12/01/20	152,638
1,000,000	Svensk Exportkredit AB	1.750	05/30/17	1,016,397
500,000	Svensk Exportkredit AB	1.875	06/17/19	498,784
100,000	Synchrony Financial	1.875	08/15/17	100,138
250,000	Synchrony Financial	3.000	08/15/19	250,685
300,000	Synchrony Financial	3.750	08/15/21	302,710
250,000	Synchrony Financial	4.250	08/15/24	250,032
300,000	Thomson Reuters Corp	0.875	05/23/16	299,510
200,000	Thomson Reuters Corp	1.300	02/23/17	199,654
300,000	Thomson Reuters Corp	1.650	09/29/17	299,575
345,000	Thomson Reuters Corp	6.500	07/15/18	397,771
100,000	Thomson Reuters Corp	4.300	11/23/23	104,394
145,000	Thomson Reuters Corp	5.850	04/15/40	162,568
400,000	Thomson Reuters Corp	4.500	05/23/43	381,156
200,000	Thomson Reuters Corp	5.650	11/23/43	222,157
200,000	URS Corp	5.000	04/01/22	202,705
25,000	Vanderbilt University	5.250	04/01/19	28,286
310,000	Waste Management, Inc	4.600	03/01/21	341,618
850,000	Waste Management, Inc	2.900	09/15/22	832,932
1,000,000	Waste Management, Inc	3.500	05/15/24	996,912
255,000	Waste Management, Inc	6.125	11/30/39	315,490
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			22,484,701
39

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.1%
$200,000	Hasbro, Inc	3.150%	05/15/21	$200,014
100,000	Hasbro, Inc	6.350	03/15/40	119,572
200,000	Hasbro, Inc	5.100	05/15/44	207,611
200,000	Leggett & Platt, Inc	3.400	08/15/22	199,071
150,000	Mattel, Inc	1.700	03/15/18	148,816
200,000	Mattel, Inc	2.350	05/06/19	198,937
100,000	Mattel, Inc	4.350	10/01/20	106,727
150,000	Mattel, Inc	3.150	03/15/23	146,858
100,000	Mattel, Inc	5.450	11/01/41	109,156
200,000	MDC Holdings, Inc	5.500	01/15/24	197,018
100,000	MDC Holdings, Inc	6.000	01/15/43	91,500
100,000	Mohawk Industries, Inc	3.850	02/01/23	99,210
100,000	Newell Rubbermaid, Inc	4.700	08/15/20	107,208
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	207,067
300,000	Nike, Inc	2.250	05/01/23	283,576
300,000	Nike, Inc	3.625	05/01/43	282,196
150,000	NVR, Inc	3.950	09/15/22	151,715
200,000	Ralph Lauren Corp	2.125	09/26/18	201,558
200,000	Signet UK Finance plc	4.700	06/15/24	201,099
220,000	VF Corp	6.450	11/01/37	286,314
100,000	Whirlpool Corp	2.400	03/01/19	99,576
150,000	Whirlpool Corp	4.700	06/01/22	161,917
100,000	Whirlpool Corp	3.700	03/01/23	100,445
100,000	Whirlpool Corp	4.000	03/01/24	100,248
100,000	Whirlpool Corp	5.150	03/01/43	105,969
	TOTAL CONSUMER DURABLES & APPAREL			4,113,378

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	112,214
200,000	Brinker International, Inc	3.875	05/15/23	196,358
200,000	Catholic Health Initiatives	2.600	08/01/18	202,713
500,000	Catholic Health Initiatives	2.950	11/01/22	485,325
200,000	Catholic Health Initiatives	4.200	08/01/23	207,651
100,000	Cintas Corp No 2	4.300	06/01/21	108,435
200,000	Cintas Corp No 2	3.250	06/01/22	203,864
100,000	Cornell University	5.450	02/01/19	113,890
100,000	Darden Restaurants, Inc	6.200	10/15/17	111,327
29,000	Darden Restaurants, Inc	3.350	11/01/22	26,840
100,000	Darden Restaurants, Inc	6.800	10/15/37	111,198
75,000	Dartmouth College	4.750	06/01/19	83,530
300,000	Dun & Bradstreet Corp	3.250	12/01/17	310,178
100,000	George Washington University	3.485	09/15/22	99,842
300,000	George Washington University	4.300	09/15/44	302,285
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	302,034
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	294,100
100,000	Hyatt Hotels Corp	3.875	08/15/16	104,794
200,000	Hyatt Hotels Corp	3.375	07/15/23	194,602
75,000	Johns Hopkins University	5.250	07/01/19	84,787
200,000	Marriott International, Inc	3.000	03/01/19	204,795
200,000	Marriott International, Inc	3.375	10/15/20	205,226
40

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Marriott International, Inc	3.250%	09/15/22	$198,231
250,000	Massachusetts Institute of Technology	5.600	07/01/11	321,122
200,000	Massachusetts Institute of Technology	4.678	07/01/14	214,956
300,000	McDonald’s Corp	1.875	05/29/19	297,652
720,000	McDonald’s Corp	3.500	07/15/20	760,064
550,000	McDonald’s Corp	2.625	01/15/22	541,979
500,000	McDonald’s Corp	3.250	06/10/24	495,763
280,000	McDonald’s Corp	6.300	03/01/38	359,956
500,000	McDonald’s Corp	3.625	05/01/43	445,966
750,000	President and Fellows of Harvard College	3.619	10/01/37	723,260
100,000	Princeton University	4.950	03/01/19	112,800
220,000	Princeton University	5.700	03/01/39	282,280
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	191,676
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	197,057
100,000	Trinity Acquisition plc	4.625	08/15/23	104,109
100,000	Trinity Acquisition plc	6.125	08/15/43	110,626
70,000	Walt Disney Co	5.625	09/15/16	76,502
500,000	Walt Disney Co	0.875	05/30/17	495,710
700,000	Walt Disney Co	1.100	12/01/17	692,373
500,000	Walt Disney Co	1.850	05/30/19	493,993
850,000	Walt Disney Co	2.550	02/15/22	832,717
100,000	Walt Disney Co	4.375	08/16/41	103,633
200,000	Walt Disney Co	3.700	12/01/42	186,887
500,000	Walt Disney Co	4.125	06/01/44	499,199
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,185
250,000	Wyndham Worldwide Corp	2.950	03/01/17	256,792
150,000	Wyndham Worldwide Corp	2.500	03/01/18	150,458
200,000	Wyndham Worldwide Corp	4.250	03/01/22	202,494
200,000	Wyndham Worldwide Corp	3.900	03/01/23	197,064
200,000	Yale University	2.086	04/15/19	200,414
72,000	Yum! Brands, Inc	6.250	03/15/18	81,735
50,000	Yum! Brands, Inc	3.875	11/01/20	51,789
400,000	Yum! Brands, Inc	3.875	11/01/23	402,302
26,000	Yum! Brands, Inc	6.875	11/15/37	32,869
200,000	Yum! Brands, Inc	5.350	11/01/43	217,521
	TOTAL CONSUMER SERVICES			14,600,122

DIVERSIFIED FINANCIALS - 3.9%
300,000	Abbey National Treasury Services plc	4.000	04/27/16	313,784
500,000	Abbey National Treasury Services plc	1.375	03/13/17	499,893
500,000	Abbey National Treasury Services plc	3.050	08/23/18	518,189
500,000	Abbey National Treasury Services plc	2.350	09/10/19	493,602
500,000	Abbey National Treasury Services plc	4.000	03/13/24	506,761
150,000	ABN Amro Bank NV	4.650	06/04/18	154,748
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	205,318
250,000	African Development Bank	1.250	09/02/16	252,568
1,200,000	African Development Bank	1.125	03/15/17	1,204,031
500,000	African Development Bank	0.875	05/15/17	497,541
500,000	African Development Bank	1.625	10/02/18	500,435
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,240
600,000	American Express Centurion Bank	0.875	11/13/15	601,939
400,000	American Express Co	6.150	08/28/17	450,351
41

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$190,000		American Express Co	7.000%	03/19/18	$221,212
300,000		American Express Co	1.550	05/22/18	295,575
293,000		American Express Co	2.650	12/02/22	282,462
329,000		American Express Co	4.050	12/03/42	311,300
1,750,000		American Express Credit Corp	2.750	09/15/15	1,786,603
500,000		American Express Credit Corp	1.300	07/29/16	503,335
1,600,000		American Express Credit Corp	2.800	09/19/16	1,652,853
400,000		American Express Credit Corp	2.375	03/24/17	409,318
500,000		American Express Credit Corp	1.125	06/05/17	496,484
175,000		American Express Credit Corp	2.125	07/27/18	175,947
750,000		American Express Credit Corp	2.125	03/18/19	746,929
500,000		American Express Credit Corp	2.250	08/15/19	496,502
300,000		American Honda Finance Corp	1.125	10/07/16	301,027
300,000		American Honda Finance Corp	1.200	07/14/17	298,866
300,000		American Honda Finance Corp	2.125	10/10/18	301,465
500,000		American Honda Finance Corp	2.250	08/15/19	498,218
125,000		Ameriprise Financial, Inc	5.650	11/15/15	131,777
295,000		Ameriprise Financial, Inc	5.300	03/15/20	334,139
400,000		Ameriprise Financial, Inc	4.000	10/15/23	418,282
300,000		Ameriprise Financial, Inc	3.700	10/15/24	301,294
300,000		Ares Capital Corp	4.875	11/30/18	316,798
500,000		Bank of New York Mellon Corp	0.700	03/04/16	500,196
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,180,611
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	101,566
500,000		Bank of New York Mellon Corp	1.300	01/25/18	494,027
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	991,771
500,000		Bank of New York Mellon Corp	3.550	09/23/21	519,379
250,000		Bank of New York Mellon Corp	3.650	02/04/24	255,966
800,000		Bank of New York Mellon Corp	3.250	09/11/24	785,446
1,900,000		Barclays Bank plc	5.000	09/22/16	2,039,612
500,000		Barclays Bank plc	2.500	02/20/19	500,656
500,000		Barclays Bank plc	5.140	10/14/20	539,352
600,000		Barclays Bank plc	3.750	05/15/24	596,255
1,200,000		Barclays Bank plc	4.375	09/11/24	1,162,992
80,000		Bear Stearns Cos LLC	5.300	10/30/15	83,925
116,000		Bear Stearns Cos LLC	5.550	01/22/17	126,388
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	50,519
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	713,403
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	399,194
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	298,374
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	212,626
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	298,066
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	304,615
275,000		BlackRock, Inc	3.500	12/10/14	276,629
210,000		BlackRock, Inc	6.250	09/15/17	238,034
390,000		BlackRock, Inc	5.000	12/10/19	440,723
125,000		BlackRock, Inc	3.375	06/01/22	128,203
500,000		BlackRock, Inc	3.500	03/18/24	504,099
100,000		Block Financial LLC	5.125	10/30/14	100,302
200,000		Block Financial LLC	5.500	11/01/22	215,336
800,000		BNP Paribas S.A.	3.600	02/23/16	829,033
300,000		BNP Paribas S.A.	1.250	12/12/16	300,596
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	BNP Paribas S.A.	1.375%	03/17/17	$498,692
1,000,000	BNP Paribas S.A.	2.700	08/20/18	1,018,566
300,000	BNP Paribas S.A.	2.400	12/12/18	300,854
500,000	BNP Paribas S.A.	2.450	03/17/19	501,642
700,000	BNP Paribas S.A.	5.000	01/15/21	777,576
300,000	BNP Paribas S.A.	3.250	03/03/23	295,512
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	207,836
600,000	Capital One Financial Corp	1.000	11/06/15	601,675
250,000	Capital One Financial Corp	3.150	07/15/16	258,832
500,000	Capital One Financial Corp	3.750	04/24/24	504,462
200,000	Charles Schwab Corp	0.850	12/04/15	200,664
300,000	Charles Schwab Corp	2.200	07/25/18	303,368
100,000	Charles Schwab Corp	4.450	07/22/20	109,914
200,000	Charles Schwab Corp	3.225	09/01/22	200,513
350,000	CME Group, Inc	3.000	09/15/22	348,824
200,000	CME Group, Inc	5.300	09/15/43	228,897
1,500,000	Credit Suisse	1.375	05/26/17	1,491,517
1,000,000	Credit Suisse	2.300	05/28/19	990,040
2,250,000	Credit Suisse	5.400	01/14/20	2,509,708
1,000,000	Credit Suisse	3.625	09/09/24	986,608
250,000	Diageo Investment Corp	2.875	05/11/22	245,082
100,000	Diageo Investment Corp	4.250	05/11/42	99,126
300,000	Digital Realty Trust LP	3.625	10/01/22	288,234
100,000	Discover Financial Services	5.200	04/27/22	109,488
17,000	Eaton Vance Corp	6.500	10/02/17	19,263
300,000	Eaton Vance Corp	3.625	06/15/23	300,148
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	494,202
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,259,469
400,000	Export-Import Bank of Korea	2.875	09/17/18	408,433
500,000	Export-Import Bank of Korea	4.000	01/14/24	522,940
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,333
300,000	Ford Motor Credit Co LLC	2.500	01/15/16	305,518
500,000	Ford Motor Credit Co LLC	1.700	05/09/16	504,204
500,000	Ford Motor Credit Co LLC	1.500	01/17/17	499,170
800,000	Ford Motor Credit Co LLC	3.000	06/12/17	825,661
1,000,000	Ford Motor Credit Co LLC	1.684	09/08/17	995,599
500,000	Ford Motor Credit Co LLC	1.724	12/06/17	496,475
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	908,295
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,092,146
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	408,477
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	494,935
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,149,824
450,000	Ford Motor Credit Co LLC	4.250	09/20/22	473,826
500,000	Ford Motor Credit Co LLC	4.375	08/06/23	523,971
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	979,266
125,000	Franklin Resources, Inc	3.125	05/20/15	127,044
150,000	Franklin Resources, Inc	2.800	09/15/22	146,458
1,605,000	General Electric Capital Corp	3.500	06/29/15	1,643,215
350,000	General Electric Capital Corp	1.625	07/02/15	353,328
400,000	General Electric Capital Corp	2.250	11/09/15	407,040
750,000	General Electric Capital Corp	1.000	12/11/15	754,102
500,000	General Electric Capital Corp	1.000	01/08/16	501,897
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,050,000	General Electric Capital Corp	2.950%	05/09/16	$1,086,723
1,000,000	General Electric Capital Corp	1.500	07/12/16	1,012,144
200,000	General Electric Capital Corp	2.900	01/09/17	207,721
800,000	General Electric Capital Corp	2.300	04/27/17	821,997
1,625,000	General Electric Capital Corp	5.625	09/15/17	1,816,271
500,000	General Electric Capital Corp	1.600	11/20/17	500,929
300,000	General Electric Capital Corp	1.625	04/02/18	299,463
1,000,000	General Electric Capital Corp	2.300	01/14/19	1,009,857
200,000	General Electric Capital Corp	2.100	12/11/19	198,809
630,000	General Electric Capital Corp	5.500	01/08/20	721,967
1,855,000	General Electric Capital Corp	4.375	09/16/20	2,027,869
250,000	General Electric Capital Corp	4.625	01/07/21	275,531
300,000	General Electric Capital Corp	5.300	02/11/21	338,113
200,000	General Electric Capital Corp	4.650	10/17/21	220,294
1,900,000	General Electric Capital Corp	3.150	09/07/22	1,892,339
500,000	General Electric Capital Corp	3.100	01/09/23	494,844
2,000,000	General Electric Capital Corp	3.450	05/15/24	2,005,922
2,625,000	General Electric Capital Corp	6.750	03/15/32	3,460,897
1,200,000	General Electric Capital Corp	5.875	01/14/38	1,447,399
1,227,000	General Electric Capital Corp	6.875	01/10/39	1,651,402
500,000	Goldman Sachs Group, Inc	1.600	11/23/15	504,048
1,875,000	Goldman Sachs Group, Inc	3.625	02/07/16	1,937,666
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	615,722
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,465,052
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	67,654
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	768,230
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,496,142
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,424,944
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,788,989
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,321,154
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,441,183
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,643,932
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,786,820
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,510,770
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	497,049
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	75,701
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,604,129
475,000	Goldman Sachs Group, Inc	4.800	07/08/44	477,639
1,200,000	HSBC Finance Corp	5.500	01/19/16	1,270,176
782,000	HSBC Finance Corp	6.676	01/15/21	916,722
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	203,065
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	208,587
500,000	International Finance Corp	1.250	07/16/18	495,507
125,000	Invesco Finance plc	3.125	11/30/22	123,375
200,000	Invesco Finance plc	4.000	01/30/24	208,574
200,000	Invesco Finance plc	5.375	11/30/43	228,332
130,000	Jefferies Group, Inc	3.875	11/09/15	133,764
425,000	Jefferies Group, Inc	8.500	07/15/19	525,134
500,000	Jefferies Group, Inc	6.875	04/15/21	582,648
100,000	Jefferies Group, Inc	6.450	06/08/27	112,042
2,000,000	KFW	1.000	06/11/18	1,963,790
3,600,000	KFW	0.625	04/24/15	3,609,468
44

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		KFW	0.500%	04/19/16	$999,991
4,500,000		KFW	1.250	02/15/17	4,538,282
1,000,000		KFW	2.750	10/01/20	1,033,358
2,750,000		KFW	2.000	10/04/22	2,652,408
400,000		Korea Development Bank	3.000	03/17/19	408,246
500,000		Korea Development Bank	2.500	03/11/20	494,772
500,000		Korea Development Bank	3.750	01/22/24	511,519
100,000		Korea Finance Corp	3.250	09/20/16	103,684
700,000		Korea Finance Corp	2.250	08/07/17	706,497
500,000		Korea Finance Corp	2.875	08/22/18	510,668
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,030,498
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,471,734
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,224,472
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,616,503
3,025,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	3,317,239
500,000		Landwirtschaftliche Rentenbank	1.750	04/15/19	498,792
1,000,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	972,483
250,000		Lazard Group LLC	4.250	11/14/20	261,355
100,000		Legg Mason, Inc	2.700	07/15/19	100,297
400,000		Legg Mason, Inc	5.625	01/15/44	435,316
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,417,368
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,211,074
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,716,966
675,000		Morgan Stanley	1.750	02/25/16	682,200
200,000		Morgan Stanley	3.800	04/29/16	208,384
970,000		Morgan Stanley	5.450	01/09/17	1,053,601
300,000		Morgan Stanley	4.750	03/22/17	322,383
550,000		Morgan Stanley	5.550	04/27/17	602,170
245,000		Morgan Stanley	5.950	12/28/17	274,403
600,000		Morgan Stanley	2.125	04/25/18	599,937
1,450,000		Morgan Stanley	2.500	01/24/19	1,450,097
796,000		Morgan Stanley	7.300	05/13/19	949,436
4,000,000		Morgan Stanley	2.375	07/23/19	3,936,752
300,000		Morgan Stanley	5.625	09/23/19	337,703
590,000		Morgan Stanley	5.500	01/26/20	661,539
200,000		Morgan Stanley	5.750	01/25/21	227,240
1,200,000		Morgan Stanley	5.500	07/28/21	1,351,566
2,500,000		Morgan Stanley	4.875	11/01/22	2,641,205
1,350,000		Morgan Stanley	4.100	05/22/23	1,346,271
1,000,000		Morgan Stanley	3.875	04/29/24	998,963
750,000		Morgan Stanley	5.000	11/24/25	784,358
325,000		Morgan Stanley	4.350	09/08/26	319,416
600,000		Morgan Stanley	7.250	04/01/32	796,226
400,000	i	Murray Street Investment Trust	4.647	03/09/17	428,144
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	242,677
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	250,228
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	154,812
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	967,851
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	350,962
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	202,065
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	494,375
250,000		Nomura Holdings, Inc	5.000	03/04/15	254,045
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$260,000	Nomura Holdings, Inc	4.125%	01/19/16	$269,875
400,000	Nomura Holdings, Inc	2.000	09/13/16	403,950
500,000	Nomura Holdings, Inc	2.750	03/19/19	500,876
430,000	Nomura Holdings, Inc	6.700	03/04/20	511,775
300,000	NYSE Euronext	2.000	10/05/17	302,813
800,000	Oesterreichische Kontrollbank AG.	5.000	04/25/17	880,050
1,000,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	986,057
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	496,696
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	500,552
600,000	ORIX Corp	5.000	01/12/16	628,321
200,000	ORIX Corp	3.750	03/09/17	210,159
500,000	PACCAR Financial Corp	0.700	11/16/15	501,171
300,000	PACCAR Financial Corp	1.600	03/15/17	302,933
200,000	PACCAR Financial Corp	1.100	06/06/17	198,977
200,000	PACCAR Financial Corp	2.200	09/15/19	199,795
200,000	Principal Life Income Funding Trust	5.550	04/27/15	205,863
200,000	Prospect Capital Corp	5.875	03/15/23	208,328
100,000	Raymond James Financial, Inc	4.250	04/15/16	104,792
300,000	Raymond James Financial, Inc	5.625	04/01/24	338,000
500,000	Sasol Financing International plc	4.500	11/14/22	508,800
200,000	State Street Corp	2.875	03/07/16	206,421
150,000	State Street Corp	1.350	05/15/18	147,376
300,000	State Street Corp	4.375	03/07/21	330,250
400,000	State Street Corp	3.100	05/15/23	387,951
350,000	State Street Corp	3.700	11/20/23	361,849
300,000	Syngenta Finance NV	3.125	03/28/22	301,339
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	150,937
250,000	Toyota Motor Credit Corp	3.200	06/17/15	255,016
700,000	Toyota Motor Credit Corp	2.800	01/11/16	720,068
500,000	Toyota Motor Credit Corp	0.800	05/17/16	501,166
150,000	Toyota Motor Credit Corp	2.050	01/12/17	153,384
400,000	Toyota Motor Credit Corp	1.750	05/22/17	405,077
500,000	Toyota Motor Credit Corp	1.250	10/05/17	496,868
500,000	Toyota Motor Credit Corp	1.375	01/10/18	495,671
500,000	Toyota Motor Credit Corp	2.000	10/24/18	500,718
500,000	Toyota Motor Credit Corp	2.100	01/17/19	501,058
400,000	Toyota Motor Credit Corp	2.125	07/18/19	398,694
750,000	Toyota Motor Credit Corp	2.750	05/17/21	756,777
300,000	Toyota Motor Credit Corp	3.400	09/15/21	310,787
400,000	Toyota Motor Credit Corp	2.625	01/10/23	388,711
1,000,000	UBS AG.	5.875	07/15/16	1,082,540
500,000	UBS AG.	1.375	08/14/17	496,045
162,000	UBS AG.	5.750	04/25/18	182,672
500,000	UBS AG.	2.375	08/14/19	495,609
1,671,000	UBS AG.	4.875	08/04/20	1,860,151
500,000	Unilever Capital Corp	2.750	02/10/16	514,590
400,000	Unilever Capital Corp	0.850	08/02/17	395,852
250,000	Unilever Capital Corp	4.800	02/15/19	279,593
300,000	Unilever Capital Corp	2.200	03/06/19	302,760
250,000	Unilever Capital Corp	4.250	02/10/21	274,830
330,000	Unilever Capital Corp	5.900	11/15/32	434,313
1,000,000	Wells Fargo & Co	1.500	07/01/15	1,008,141
46

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000	i	Wells Fargo & Co	3.676%	06/15/16	$679,559
500,000		Wells Fargo & Co	1.250	07/20/16	502,908
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,274,845
500,000		Wells Fargo & Co	1.150	06/02/17	496,821
500,000		Wells Fargo & Co	1.400	09/08/17	498,516
1,400,000		Wells Fargo & Co	1.500	01/16/18	1,391,877
425,000		Wells Fargo & Co	2.150	01/15/19	425,482
500,000		Wells Fargo & Co	2.125	04/22/19	493,932
1,000,000		Wells Fargo & Co	3.000	01/22/21	1,009,668
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,314,180
3,500,000		Wells Fargo & Co	3.500	03/08/22	3,577,557
700,000		Wells Fargo & Co	3.450	02/13/23	687,848
500,000		Wells Fargo & Co	4.125	08/15/23	516,962
334,000		Wells Fargo & Co	4.480	01/16/24	352,209
1,500,000		Wells Fargo & Co	3.300	09/09/24	1,471,553
650,000		Wells Fargo & Co	4.100	06/03/26	647,715
264,000		Wells Fargo & Co	5.375	02/07/35	304,001
225,000		Wells Fargo & Co	5.375	11/02/43	245,751
1,143,000		Wells Fargo & Co	5.606	01/15/44	1,288,123
15,000		Zions Bancorporation	4.500	06/13/23	15,705
		TOTAL DIVERSIFIED FINANCIALS			215,838,788

ENERGY - 2.6%
650,000		Anadarko Petroleum Corp	5.950	09/15/16	709,026
700,000		Anadarko Petroleum Corp	6.375	09/15/17	793,463
465,000		Anadarko Petroleum Corp	8.700	03/15/19	584,844
200,000		Anadarko Petroleum Corp	3.450	07/15/24	196,437
1,325,000		Anadarko Petroleum Corp	6.200	03/15/40	1,620,639
200,000		Anadarko Petroleum Corp	4.500	07/15/44	192,702
100,000		Apache Corp	1.750	04/15/17	100,734
400,000		Apache Corp	6.900	09/15/18	470,450
200,000		Apache Corp	3.250	04/15/22	200,419
980,000		Apache Corp	5.100	09/01/40	1,037,702
300,000		Apache Corp	5.250	02/01/42	320,688
350,000		Apache Corp	4.750	04/15/43	349,768
300,000		Apache Corp	4.250	01/15/44	277,991
200,000		Baker Hughes, Inc	7.500	11/15/18	242,693
450,000		Baker Hughes, Inc	3.200	08/15/21	459,771
415,000		Baker Hughes, Inc	5.125	09/15/40	462,359
200,000		Boardwalk Pipelines LP	5.750	09/15/19	218,237
200,000		Boardwalk Pipelines LP	3.375	02/01/23	186,121
590,000		BP Capital Markets plc	3.125	10/01/15	605,948
700,000		BP Capital Markets plc	0.700	11/06/15	700,530
1,000,000		BP Capital Markets plc	3.200	03/11/16	1,035,686
200,000		BP Capital Markets plc	1.846	05/05/17	202,138
850,000		BP Capital Markets plc	1.375	11/06/17	844,154
500,000		BP Capital Markets plc	1.375	05/10/18	491,031
300,000		BP Capital Markets plc	2.241	09/26/18	300,946
500,000		BP Capital Markets plc	2.237	05/10/19	496,940
300,000		BP Capital Markets plc	4.500	10/01/20	327,654
150,000		BP Capital Markets plc	4.742	03/11/21	165,491
650,000		BP Capital Markets plc	3.561	11/01/21	668,368
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	BP Capital Markets plc	3.245%	05/06/22	$198,495
850,000	BP Capital Markets plc	2.500	11/06/22	801,011
300,000	BP Capital Markets plc	3.994	09/26/23	310,450
500,000	BP Capital Markets plc	3.814	02/10/24	506,122
100,000	Buckeye Partners LP	5.300	10/15/14	100,149
200,000	Buckeye Partners LP	2.650	11/15/18	199,750
200,000	Buckeye Partners LP	4.875	02/01/21	213,631
200,000	Buckeye Partners LP	4.350	10/15/24	198,097
200,000	Buckeye Partners LP	5.850	11/15/43	212,899
100,000	Buckeye Partners LP	5.600	10/15/44	100,072
575,000	Burlington Resources Finance Co	7.200	08/15/31	791,390
200,000	Burlington Resources Finance Co	7.400	12/01/31	285,474
200,000	Cameron International Corp	1.150	12/15/16	199,849
100,000	Cameron International Corp	6.375	07/15/18	115,076
150,000	Cameron International Corp	3.600	04/30/22	152,344
500,000	Cameron International Corp	4.000	12/15/23	519,149
100,000	Cameron International Corp	5.950	06/01/41	117,621
200,000	Cameron International Corp	5.125	12/15/43	213,825
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	663,373
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	101,255
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,038,176
340,000	Cenovus Energy, Inc	5.700	10/15/19	389,805
625,000	Cenovus Energy, Inc	3.000	08/15/22	610,484
200,000	Cenovus Energy, Inc	4.450	09/15/42	195,175
400,000	Cenovus Energy, Inc	5.200	09/15/43	427,875
100,000	Chevron Corp	0.889	06/24/16	100,422
500,000	Chevron Corp	1.104	12/05/17	495,209
750,000	Chevron Corp	1.718	06/24/18	750,263
200,000	Chevron Corp	4.950	03/03/19	223,490
750,000	Chevron Corp	2.427	06/24/20	758,115
650,000	Chevron Corp	2.355	12/05/22	618,992
250,000	Chevron Corp	3.191	06/24/23	251,724
1,200,000	ConocoPhillips	1.050	12/15/17	1,183,414
600,000	ConocoPhillips	5.750	02/01/19	684,576
600,000	ConocoPhillips	2.400	12/15/22	574,083
250,000	ConocoPhillips	5.900	05/15/38	310,486
1,035,000	ConocoPhillips	6.500	02/01/39	1,354,918
500,000	ConocoPhillips Holding Co	6.950	04/15/29	667,441
1,000,000	Continental Resources, Inc	4.500	04/15/23	1,035,859
250,000	Continental Resources, Inc	3.800	06/01/24	244,879
100,000	Continental Resources, Inc	4.900	06/01/44	97,486
300,000	DCP Midstream Operating LP	2.500	12/01/17	306,107
200,000	DCP Midstream Operating LP	2.700	04/01/19	200,490
200,000	DCP Midstream Operating LP	4.950	04/01/22	217,627
200,000	DCP Midstream Operating LP	5.600	04/01/44	219,916
300,000	Devon Energy Corp	1.200	12/15/16	300,224
150,000	Devon Energy Corp	1.875	05/15/17	151,379
500,000	Devon Energy Corp	2.250	12/15/18	498,860
850,000	Devon Energy Corp	6.300	01/15/19	983,090
525,000	Devon Energy Corp	3.250	05/15/22	521,212
600,000	Devon Energy Corp	7.950	04/15/32	848,333
700,000	Devon Energy Corp	4.750	05/15/42	696,321
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Diamond Offshore Drilling, Inc	5.875%	05/01/19	$340,471
200,000	Diamond Offshore Drilling, Inc	3.450	11/01/23	191,135
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	104,453
175,000	Diamond Offshore Drilling, Inc	4.875	11/01/43	162,216
300,000	Ecopetrol S.A.	4.250	09/18/18	318,000
550,000	Ecopetrol S.A.	7.625	07/23/19	652,960
500,000	Ecopetrol S.A.	5.875	09/18/23	551,875
1,000,000	Ecopetrol S.A.	4.125	01/16/25	967,500
200,000	Ecopetrol S.A.	7.375	09/18/43	241,600
300,000	Ecopetrol S.A.	5.875	05/28/45	303,750
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	298,035
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	354,787
495,000	Enbridge Energy Partners LP	5.200	03/15/20	550,477
300,000	Enbridge Energy Partners LP	5.500	09/15/40	321,473
300,000	EnCana Corp	3.900	11/15/21	309,637
220,000	EnCana Corp	6.500	05/15/19	257,636
515,000	EnCana Corp	6.625	08/15/37	644,234
400,000	EnCana Corp	5.150	11/15/41	420,826
400,000	Ensco plc	3.250	03/15/16	412,027
1,200,000	Ensco plc	4.700	03/15/21	1,259,999
200,000	Ensco plc	5.750	10/01/44	202,751
40,000	Enterprise Products Operating LLC	5.600	10/15/14	40,076
145,000	Enterprise Products Operating LLC	5.000	03/01/15	147,684
200,000	Enterprise Products Operating LLC	1.250	08/13/15	200,945
735,000	Enterprise Products Operating LLC	6.300	09/15/17	833,603
130,000	Enterprise Products Operating LLC	6.500	01/31/19	152,295
600,000	Enterprise Products Operating LLC	5.200	09/01/20	673,730
400,000	Enterprise Products Operating LLC	4.050	02/15/22	422,338
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,082,641
800,000	Enterprise Products Operating LLC	3.900	02/15/24	811,802
480,000	Enterprise Products Operating LLC	6.125	10/15/39	578,897
300,000	Enterprise Products Operating LLC	4.850	08/15/42	308,083
100,000	Enterprise Products Operating LLC	4.450	02/15/43	96,492
500,000	Enterprise Products Operating LLC	4.850	03/15/44	507,876
500,000	Enterprise Products Operating LLC	5.100	02/15/45	527,403
500,000	EOG Resources, Inc	2.500	02/01/16	511,860
700,000	EOG Resources, Inc	2.450	04/01/20	694,908
440,000	EOG Resources, Inc	4.100	02/01/21	475,125
600,000	EOG Resources, Inc	2.625	03/15/23	572,574
50,000	EQT Corp	6.500	04/01/18	57,114
550,000	EQT Corp	8.125	06/01/19	673,664
500,000	Exxon Mobil Corp	0.921	03/15/17	499,043
500,000	Exxon Mobil Corp	1.819	03/15/19	499,832
500,000	Exxon Mobil Corp	3.176	03/15/24	509,547
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	201,566
300,000	Halliburton Co	1.000	08/01/16	301,358
400,000	Halliburton Co	2.000	08/01/18	402,334
400,000	Halliburton Co	6.150	09/15/19	470,632
300,000	Halliburton Co	3.500	08/01/23	305,398
400,000	Halliburton Co	7.450	09/15/39	566,296
250,000	Halliburton Co	4.500	11/15/41	254,117
600,000	Halliburton Co	4.750	08/01/43	631,362
49

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Hess Corp	1.300%	06/15/17	$199,240
425,000		Hess Corp	8.125	02/15/19	523,912
200,000		Hess Corp	3.500	07/15/24	197,737
200,000		Hess Corp	7.875	10/01/29	271,503
940,000		Hess Corp	5.600	02/15/41	1,058,729
30,000		Husky Energy, Inc	7.250	12/15/19	36,534
200,000		Husky Energy, Inc	3.950	04/15/22	207,284
1,000,000		Husky Energy, Inc	4.000	04/15/24	1,025,699
130,000		Husky Energy, Inc	6.800	09/15/37	170,184
200,000		Magellan Midstream Partners LP	6.550	07/15/19	234,994
125,000		Magellan Midstream Partners LP	4.250	02/01/21	135,230
500,000		Magellan Midstream Partners LP	4.200	12/01/42	467,515
200,000		Marathon Oil Corp	0.900	11/01/15	200,080
400,000		Marathon Oil Corp	6.000	10/01/17	450,273
650,000		Marathon Oil Corp	2.800	11/01/22	622,075
255,000		Marathon Oil Corp	6.600	10/01/37	321,231
200,000		Marathon Petroleum Corp	3.500	03/01/16	206,900
250,000		Marathon Petroleum Corp	5.125	03/01/21	278,488
100,000		Marathon Petroleum Corp	3.625	09/15/24	97,886
350,000		Marathon Petroleum Corp	6.500	03/01/41	416,110
250,000		Marathon Petroleum Corp	4.750	09/15/44	239,991
200,000		Marathon Petroleum Corp	5.000	09/15/54	190,571
125,000		Murphy Oil Corp	2.500	12/01/17	126,966
200,000		Murphy Oil Corp	4.000	06/01/22	201,817
200,000		Murphy Oil Corp	3.700	12/01/22	195,063
200,000		Murphy Oil Corp	5.125	12/01/42	193,358
200,000		Nabors Industries, Inc	2.350	09/15/16	204,365
125,000		Nabors Industries, Inc	6.150	02/15/18	141,069
350,000		Nabors Industries, Inc	4.625	09/15/21	376,160
100,000		Nabors Industries, Inc	5.100	09/15/23	108,340
100,000		National Oilwell Varco, Inc	1.350	12/01/17	99,557
300,000		National Oilwell Varco, Inc	2.600	12/01/22	286,575
300,000		National Oilwell Varco, Inc	3.950	12/01/42	282,742
935,000		Nexen, Inc	6.400	05/15/37	1,139,383
150,000		Noble Energy, Inc	8.250	03/01/19	185,467
700,000		Noble Energy, Inc	6.000	03/01/41	807,159
300,000		Noble Energy, Inc	5.250	11/15/43	316,459
100,000		Noble Holding International Ltd	3.450	08/01/15	102,044
100,000		Noble Holding International Ltd	2.500	03/15/17	101,805
305,000		Noble Holding International Ltd	4.900	08/01/20	322,737
100,000		Noble Holding International Ltd	6.200	08/01/40	103,211
400,000		Noble Holding International Ltd	5.250	03/15/42	364,640
350,000		Occidental Petroleum Corp	2.500	02/01/16	357,734
350,000		Occidental Petroleum Corp	1.750	02/15/17	354,446
250,000		Occidental Petroleum Corp	1.500	02/15/18	247,956
250,000		Occidental Petroleum Corp	3.125	02/15/22	251,705
550,000		Occidental Petroleum Corp	2.700	02/15/23	527,875
300,000	g	ONE Gas, Inc	2.070	02/01/19	299,110
100,000	g	ONE Gas, Inc	3.610	02/01/24	103,054
100,000	g	ONE Gas, Inc	4.658	02/01/44	109,201
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	467,920
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	869,387
50

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$925,000		Petrobras Global Finance BV	3.250%	03/17/17	$936,072
750,000		Petrobras Global Finance BV	3.000	01/15/19	730,507
1,500,000		Petrobras Global Finance BV	4.875	03/17/20	1,519,807
1,300,000		Petrobras Global Finance BV	6.250	03/17/24	1,361,919
750,000		Petrobras Global Finance BV	5.625	05/20/43	664,323
1,000,000		Petrobras Global Finance BV	7.250	03/17/44	1,080,640
500,000		Petrobras International Finance Co	2.875	02/06/15	503,085
350,000		Petrobras International Finance Co	3.875	01/27/16	358,225
47,000		Petrobras International Finance Co	6.125	10/06/16	50,464
625,000		Petrobras International Finance Co	3.500	02/06/17	635,862
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,289,902
100,000		Petrobras International Finance Co	5.750	01/20/20	105,221
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,415,148
875,000		Petrobras International Finance Co	6.875	01/20/40	903,735
75,000		Petro-Canada	6.800	05/15/38	98,556
505,000		Petroleos Mexicanos	4.875	03/15/15	514,186
400,000		Petroleos Mexicanos	3.500	07/18/18	414,800
200,000	g	Petroleos Mexicanos	3.125	01/23/19	205,000
980,000		Petroleos Mexicanos	8.000	05/03/19	1,190,210
775,000		Petroleos Mexicanos	6.000	03/05/20	881,563
800,000		Petroleos Mexicanos	5.500	01/21/21	880,400
240,000		Petroleos Mexicanos	4.875	01/24/22	255,000
255,000		Petroleos Mexicanos	1.700	12/20/22	249,697
255,000		Petroleos Mexicanos	2.000	12/20/22	252,760
400,000		Petroleos Mexicanos	3.500	01/30/23	383,200
450,000	g	Petroleos Mexicanos	4.875	01/18/24	472,050
300,000		Petroleos Mexicanos	4.875	01/18/24	314,700
1,040,000		Petroleos Mexicanos	6.500	06/02/41	1,202,968
1,775,000		Petroleos Mexicanos	5.500	06/27/44	1,810,855
575,000	g	Petroleos Mexicanos	6.375	01/23/45	650,210
900,000		Phillips 66	2.950	05/01/17	935,104
650,000		Phillips 66	4.300	04/01/22	690,060
400,000		Phillips 66	5.875	05/01/42	474,008
500,000		Pioneer Natural Resources Co	6.650	03/15/17	558,196
375,000		Pioneer Natural Resources Co	3.950	07/15/22	380,180
200,000		Plains All American Pipeline LP	6.125	01/15/17	220,663
700,000		Plains All American Pipeline LP	5.000	02/01/21	776,164
200,000		Plains All American Pipeline LP	2.850	01/31/23	190,847
400,000		Plains All American Pipeline LP	3.850	10/15/23	406,191
200,000		Plains All American Pipeline LP	3.600	11/01/24	196,286
100,000		Plains All American Pipeline LP	6.650	01/15/37	124,913
250,000		Plains All American Pipeline LP	5.150	06/01/42	266,577
300,000		Plains All American Pipeline LP	4.700	06/15/44	297,155
325,000		Plains Exploration & Production Co	6.875	02/15/23	368,875
100,000		Rowan Cos, Inc	5.000	09/01/17	108,047
300,000		Rowan Cos, Inc	7.875	08/01/19	362,712
250,000		Rowan Cos, Inc	4.875	06/01/22	259,717
200,000		Rowan Cos, Inc	4.750	01/15/24	201,050
100,000		Rowan Cos, Inc	5.400	12/01/42	93,761
200,000		Rowan Cos, Inc	5.850	01/15/44	196,836
750,000		Schlumberger Investment S.A.	3.650	12/01/23	776,123
440,000		Shell International Finance BV	3.100	06/28/15	449,067
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Shell International Finance BV	0.625%	12/04/15	$300,168
300,000	Shell International Finance BV	0.900	11/15/16	300,343
200,000	Shell International Finance BV	1.125	08/21/17	198,991
500,000	Shell International Finance BV	2.000	11/15/18	503,913
805,000	Shell International Finance BV	4.300	09/22/19	883,848
1,130,000	Shell International Finance BV	4.375	03/25/20	1,246,297
200,000	Shell International Finance BV	2.375	08/21/22	192,675
500,000	Shell International Finance BV	2.250	01/06/23	471,762
500,000	Shell International Finance BV	3.400	08/12/23	508,120
421,000	Shell International Finance BV	6.375	12/15/38	552,008
200,000	Shell International Finance BV	3.625	08/21/42	182,613
1,000,000	Shell International Finance BV	4.550	08/12/43	1,057,454
200,000	Southwestern Energy Co	7.500	02/01/18	233,638
325,000	Southwestern Energy Co	4.100	03/15/22	333,439
210,000	Statoil ASA	2.900	10/15/14	210,175
350,000	Statoil ASA	3.125	08/17/17	367,409
375,000	Statoil ASA	1.200	01/17/18	370,330
300,000	Statoil ASA	1.150	05/15/18	293,739
300,000	Statoil ASA	1.950	11/08/18	301,096
450,000	Statoil ASA	5.250	04/15/19	506,912
300,000	Statoil ASA	2.900	11/08/20	305,926
250,000	Statoil ASA	3.150	01/23/22	254,283
375,000	Statoil ASA	2.450	01/17/23	357,884
300,000	Statoil ASA	2.650	01/15/24	287,116
300,000	Statoil ASA	3.700	03/01/24	310,919
200,000	Statoil ASA	5.100	08/17/40	224,010
400,000	Statoil ASA	4.250	11/23/41	399,716
300,000	Statoil ASA	3.950	05/15/43	285,926
300,000	Statoil ASA	4.800	11/08/43	325,062
550,000	Suncor Energy, Inc	6.100	06/01/18	628,625
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,782,732
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	303,956
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	306,091
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	290,970
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	112,354
25,000	Talisman Energy, Inc	7.750	06/01/19	30,325
450,000	Talisman Energy, Inc	3.750	02/01/21	454,846
300,000	Talisman Energy, Inc	5.850	02/01/37	319,217
200,000	Talisman Energy, Inc	5.500	05/15/42	203,588
200,000	Total Capital Canada Ltd	1.450	01/15/18	198,739
300,000	Total Capital Canada Ltd	2.750	07/15/23	290,448
400,000	Total Capital International S.A.	0.750	01/25/16	401,186
500,000	Total Capital International S.A.	1.000	08/12/16	502,255
300,000	Total Capital International S.A.	2.125	01/10/19	301,029
500,000	Total Capital International S.A.	2.100	06/19/19	498,550
300,000	Total Capital International S.A.	2.750	06/19/21	298,501
1,000,000	Total Capital International S.A.	2.875	02/17/22	995,189
400,000	Total Capital International S.A.	2.700	01/25/23	387,552
300,000	Total Capital International S.A.	3.700	01/15/24	307,637
300,000	Total Capital International S.A.	3.750	04/10/24	308,037
340,000	TransCanada Pipelines Ltd	5.850	03/15/36	398,363
300,000	TransCanada PipeLines Ltd	0.875	03/02/15	300,601
52

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		TransCanada PipeLines Ltd	0.750%	01/15/16	$499,727
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	632,173
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	995,390
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	203,101
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	512,973
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	659,948
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	239,646
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	209,966
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	309,750
200,000		Transocean, Inc	2.500	10/15/17	199,977
443,000		Transocean, Inc	6.000	03/15/18	477,674
700,000		Transocean, Inc	6.500	11/15/20	743,800
350,000		Transocean, Inc	6.375	12/15/21	372,292
550,000		Transocean, Inc	3.800	10/15/22	504,785
200,000		Transocean, Inc	6.800	03/15/38	194,760
165,000		Vale Overseas Ltd	6.250	01/23/17	181,777
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,096,633
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,553,303
150,000		Vale Overseas Ltd	8.250	01/17/34	187,838
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,312,410
680,000		Valero Energy Corp	6.125	02/01/20	788,585
330,000		Valero Energy Corp	7.500	04/15/32	423,125
500,000		Valero Energy Corp	6.625	06/15/37	596,934
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	916,128
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	70,259
350,000		Weatherford International Ltd	9.625	03/01/19	449,335
200,000		Weatherford International Ltd	4.500	04/15/22	208,223
500,000		Weatherford International Ltd	5.950	04/15/42	537,057
300,000		XTO Energy, Inc	6.250	08/01/17	341,549
		TOTAL ENERGY			143,364,579

FOOD & STAPLES RETAILING - 0.2%
200,000		CVS Caremark Corp	1.200	12/05/16	200,287
68,000		CVS Caremark Corp	5.750	06/01/17	75,559
300,000		CVS Caremark Corp	2.250	12/05/18	301,087
750,000		CVS Caremark Corp	2.250	08/12/19	742,381
185,000		CVS Caremark Corp	4.750	05/18/20	206,651
500,000		CVS Caremark Corp	4.125	05/15/21	535,446
500,000		CVS Caremark Corp	2.750	12/01/22	477,071
250,000		CVS Caremark Corp	4.000	12/05/23	260,329
300,000		CVS Caremark Corp	3.375	08/12/24	295,711
105,000		Delhaize Group S.A.	6.500	06/15/17	117,560
100,000		Delhaize Group S.A.	4.125	04/10/19	105,257
235,000		Delhaize Group S.A.	5.700	10/01/40	249,415
700,000		Kroger Co	6.400	08/15/17	791,259
55,000		Kroger Co	6.800	12/15/18	64,775
445,000		Kroger Co	6.150	01/15/20	517,300
200,000		Kroger Co	3.400	04/15/22	200,545
200,000		Kroger Co	3.850	08/01/23	203,841
300,000		Kroger Co	4.000	02/01/24	307,868
100,000		Kroger Co	6.900	04/15/38	128,178
250,000		Kroger Co	5.000	04/15/42	258,906
53

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Kroger Co	5.150%	08/01/43	$320,795
48,000		Safeway, Inc	6.350	08/15/17	50,619
25,000		Safeway, Inc	5.000	08/15/19	25,044
240,000		Safeway, Inc	3.950	08/15/20	240,843
350,000		Safeway, Inc	4.750	12/01/21	352,986
50,000		Starbucks Corp	6.250	08/15/17	56,670
200,000		Starbucks Corp	2.000	12/05/18	199,665
350,000		Starbucks Corp	3.850	10/01/23	365,536
300,000	h	SYSCO Corp	1.450	10/02/17	300,405
200,000		SYSCO Corp	5.250	02/12/18	222,182
300,000	h	SYSCO Corp	2.350	10/02/19	300,006
300,000	h	SYSCO Corp	3.000	10/02/21	300,565
250,000		SYSCO Corp	2.600	06/12/22	239,710
400,000	h	SYSCO Corp	3.500	10/02/24	401,098
400,000	h	SYSCO Corp	4.350	10/02/34	405,815
100,000		SYSCO Corp	5.375	09/21/35	114,240
300,000	h	SYSCO Corp	4.500	10/02/44	302,192
450,000		Walgreen Co	1.000	03/13/15	451,138
200,000		Walgreen Co	1.800	09/15/17	200,723
100,000		Walgreen Co	5.250	01/15/19	111,088
200,000		Walgreen Co	3.100	09/15/22	193,504
200,000		Walgreen Co	4.400	09/15/42	186,180
		TOTAL FOOD & STAPLES RETAILING			11,380,430

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000		Altria Group, Inc	4.125	09/11/15	51,607
56,000		Altria Group, Inc	9.700	11/10/18	72,139
228,000		Altria Group, Inc	9.250	08/06/19	296,812
1,800,000		Altria Group, Inc	4.750	05/05/21	1,960,855
800,000		Altria Group, Inc	2.850	08/09/22	766,269
200,000		Altria Group, Inc	2.950	05/02/23	190,647
300,000		Altria Group, Inc	4.000	01/31/24	306,133
50,000		Altria Group, Inc	10.200	02/06/39	84,248
300,000		Altria Group, Inc	4.250	08/09/42	272,039
300,000		Altria Group, Inc	4.500	05/02/43	283,216
600,000		Altria Group, Inc	5.375	01/31/44	639,272
500,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	499,759
300,000		Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	294,574
500,000		Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	497,372
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	469,336
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	502,817
400,000		Anheuser-Busch InBev Finance, Inc	4.000	01/17/43	367,905
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,012,969
500,000		Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	501,471
950,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	976,305
1,390,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,551,708
2,150,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,031,625
485,000		Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	621,082
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	448,587
100,000		Archer-Daniels-Midland Co	5.450	03/15/18	112,051
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	705,144
200,000		Beam, Inc	1.750	06/15/18	196,591
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Beam, Inc	3.250%	05/15/22	$196,575
200,000	Beam, Inc	3.250	06/15/23	194,983
450,000	Bottling Group LLC	5.125	01/15/19	503,550
200,000	Brown-Forman Corp	1.000	01/15/18	195,061
200,000	Brown-Forman Corp	2.250	01/15/23	186,297
400,000	Bunge Ltd	4.100	03/15/16	417,362
100,000	Bunge Ltd	3.200	06/15/17	103,572
100,000	Bunge Ltd	8.500	06/15/19	124,188
325,000	Campbell Soup Co	3.050	07/15/17	338,825
100,000	Campbell Soup Co	4.250	04/15/21	107,317
150,000	Campbell Soup Co	2.500	08/02/22	141,300
150,000	Campbell Soup Co	3.800	08/02/42	130,009
400,000	Coca-Cola Co	1.150	04/01/18	393,608
300,000	Coca-Cola Co	2.500	04/01/23	287,130
325,000	Coca-Cola Co	1.500	11/15/15	328,622
1,835,000	Coca-Cola Co	1.800	09/01/16	1,871,216
300,000	Coca-Cola Co	0.750	11/01/16	299,644
500,000	Coca-Cola Co	1.650	03/14/18	501,893
300,000	Coca-Cola Co	1.650	11/01/18	297,794
300,000	Coca-Cola Co	2.450	11/01/20	301,487
410,000	Coca-Cola Co	3.150	11/15/20	427,116
600,000	Coca-Cola Co	3.200	11/01/23	601,270
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	152,211
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	103,386
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	100,699
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	200,851
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	108,567
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	516,040
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	222,170
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	104,018
1,100,000	ConAgra Foods, Inc	1.900	01/25/18	1,093,408
159,000	ConAgra Foods, Inc	2.100	03/15/18	159,148
255,000	ConAgra Foods, Inc	7.000	04/15/19	302,511
200,000	ConAgra Foods, Inc	3.250	09/15/22	194,348
91,000	ConAgra Foods, Inc	3.200	01/25/23	87,276
100,000	ConAgra Foods, Inc	7.000	10/01/28	126,258
100,000	ConAgra Foods, Inc	6.625	08/15/39	122,414
297,000	ConAgra Foods, Inc	4.650	01/25/43	286,816
100,000	Corn Products International, Inc	4.625	11/01/20	107,119
350,000	Diageo Capital plc	5.500	09/30/16	381,276
1,000,000	Diageo Capital plc	1.500	05/11/17	1,005,006
325,000	Diageo Capital plc	5.750	10/23/17	365,125
500,000	Diageo Capital plc	1.125	04/29/18	488,460
200,000	Diageo Capital plc	5.875	09/30/36	245,353
400,000	Diageo Capital plc	3.875	04/29/43	372,542
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	102,720
350,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	353,302
150,000	Dr Pepper Snapple Group, Inc	2.000	01/15/20	146,183
150,000	Dr Pepper Snapple Group, Inc	2.700	11/15/22	144,592
150,000	Flowers Foods, Inc	4.375	04/01/22	158,756
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	186,076
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	272,040
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$342,000	Fortune Brands, Inc	5.375%	01/15/16	$360,816
100,000	General Mills, Inc	0.875	01/29/16	100,289
210,000	General Mills, Inc	5.650	02/15/19	238,707
200,000	General Mills, Inc	3.150	12/15/21	203,028
500,000	General Mills, Inc	3.650	02/15/24	509,422
150,000	General Mills, Inc	5.400	06/15/40	170,327
100,000	General Mills, Inc	4.150	02/15/43	96,768
100,000	Hershey Co	1.500	11/01/16	101,368
150,000	Hershey Co	4.125	12/01/20	163,287
400,000	Hershey Co	2.625	05/01/23	387,462
250,000	Ingredion, Inc	1.800	09/25/17	251,021
100,000	JM Smucker Co	3.500	10/15/21	103,291
200,000	Kellogg Co	1.125	05/15/15	200,895
100,000	Kellogg Co	1.875	11/17/16	101,518
200,000	Kellogg Co	1.750	05/17/17	201,569
379,000	Kellogg Co	4.000	12/15/20	405,647
100,000	Kellogg Co	7.450	04/01/31	131,193
100,000	Kraft Foods Group, Inc	1.625	06/04/15	100,744
600,000	Kraft Foods Group, Inc	2.250	06/05/17	611,203
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,543,643
794,000	Kraft Foods Group, Inc	6.500	02/09/40	995,535
300,000	Kraft Foods Group, Inc	6.500	02/09/40	371,537
700,000	Kraft Foods Group, Inc	5.000	06/04/42	731,817
200,000	Lorillard Tobacco Co	3.500	08/04/16	207,761
300,000	Lorillard Tobacco Co	2.300	08/21/17	303,565
270,000	Lorillard Tobacco Co	6.875	05/01/20	316,579
350,000	Lorillard Tobacco Co	3.750	05/20/23	344,212
200,000	McCormick & Co, Inc	3.500	09/01/23	205,535
150,000	Molson Coors Brewing Co	3.500	05/01/22	150,715
300,000	Molson Coors Brewing Co	5.000	05/01/42	301,594
2,000,000	Mondelez International, Inc	2.250	02/01/19	1,985,436
1,000,000	Mondelez International, Inc	4.000	02/01/24	1,024,669
300,000	PepsiCo, Inc	0.700	02/26/16	300,646
850,000	PepsiCo, Inc	2.500	05/10/16	875,067
300,000	PepsiCo, Inc	0.950	02/22/17	298,775
250,000	PepsiCo, Inc	1.250	08/13/17	249,273
840,000	PepsiCo, Inc	7.900	11/01/18	1,031,701
400,000	PepsiCo, Inc	2.250	01/07/19	403,699
100,000	PepsiCo, Inc	4.500	01/15/20	110,579
400,000	PepsiCo, Inc	3.125	11/01/20	413,403
200,000	PepsiCo, Inc	3.000	08/25/21	203,621
400,000	PepsiCo, Inc	2.750	03/05/22	392,919
500,000	PepsiCo, Inc	2.750	03/01/23	482,518
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,024,929
310,000	PepsiCo, Inc	4.875	11/01/40	334,505
400,000	PepsiCo, Inc	4.000	03/05/42	379,897
200,000	PepsiCo, Inc	3.600	08/13/42	177,559
500,000	Philip Morris International, Inc	1.125	08/21/17	496,774
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,470,232
300,000	Philip Morris International, Inc	1.875	01/15/19	297,100
200,000	Philip Morris International, Inc	2.900	11/15/21	199,961
200,000	Philip Morris International, Inc	2.500	08/22/22	191,011
56

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Philip Morris International, Inc	2.625%	03/06/23	$479,346
300,000	Philip Morris International, Inc	3.600	11/15/23	303,773
240,000	Philip Morris International, Inc	6.375	05/16/38	301,196
150,000	Philip Morris International, Inc	4.375	11/15/41	146,748
200,000	Philip Morris International, Inc	4.500	03/20/42	200,809
150,000	Philip Morris International, Inc	3.875	08/21/42	135,978
300,000	Philip Morris International, Inc	4.125	03/04/43	283,237
200,000	Philip Morris International, Inc	4.875	11/15/43	212,630
400,000	Reynolds American, Inc	1.050	10/30/15	401,196
50,000	Reynolds American, Inc	6.750	06/15/17	56,431
200,000	Reynolds American, Inc	7.750	06/01/18	235,985
400,000	Reynolds American, Inc	3.250	11/01/22	385,954
200,000	Reynolds American, Inc	4.850	09/15/23	213,024
65,000	Reynolds American, Inc	7.250	06/15/37	81,672
400,000	Reynolds American, Inc	4.750	11/01/42	380,402
200,000	Reynolds American, Inc	6.150	09/15/43	228,787
133,000	Sara Lee Corp	4.100	09/15/20	136,412
275,000	Tyson Foods, Inc	2.650	08/15/19	275,515
400,000	Tyson Foods, Inc	4.500	06/15/22	423,934
500,000	Tyson Foods, Inc	3.950	08/15/24	500,875
100,000	Tyson Foods, Inc	4.875	08/15/34	102,921
500,000	Tyson Foods, Inc	5.150	08/15/44	517,397
	TOTAL FOOD, BEVERAGE & TOBACCO			60,129,567

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000	Allergan, Inc	5.750	04/01/16	106,676
200,000	Allergan, Inc	1.350	03/15/18	194,103
250,000	Allergan, Inc	3.375	09/15/20	248,041
200,000	Allergan, Inc	2.800	03/15/23	178,827
450,000	AmerisourceBergen Corp	1.150	05/15/17	447,075
100,000	AmerisourceBergen Corp	3.500	11/15/21	103,222
400,000	AmerisourceBergen Corp	3.400	05/15/24	397,142
200,000	Ascension Health, Inc	4.847	11/15/53	222,389
200,000	Baxter International, Inc	4.625	03/15/15	203,756
300,000	Baxter International, Inc	0.950	06/01/16	300,963
200,000	Baxter International, Inc	5.900	09/01/16	218,736
300,000	Baxter International, Inc	1.850	06/15/18	298,751
420,000	Baxter International, Inc	4.500	08/15/19	460,056
300,000	Baxter International, Inc	3.200	06/15/23	295,999
116,000	Baxter International, Inc	6.250	12/01/37	148,674
150,000	Baxter International, Inc	3.650	08/15/42	135,738
300,000	Baxter International, Inc	4.500	06/15/43	310,024
25,000	Becton Dickinson & Co	5.000	05/15/19	28,033
150,000	Becton Dickinson & Co	3.250	11/12/20	155,146
850,000	Becton Dickinson & Co	3.125	11/08/21	869,981
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	106,415
300,000	Boston Scientific Corp	6.400	06/15/16	326,180
150,000	Boston Scientific Corp	2.650	10/01/18	151,468
650,000	Boston Scientific Corp	6.000	01/15/20	741,079
150,000	Boston Scientific Corp	4.125	10/01/23	153,628
200,000	Cardinal Health, Inc	4.000	06/15/15	204,953
200,000	Cardinal Health, Inc	1.700	03/15/18	198,062
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Cardinal Health, Inc	4.625%	12/15/20	$109,595
100,000	Cardinal Health, Inc	3.200	06/15/22	99,337
200,000	Cardinal Health, Inc	3.200	03/15/23	195,816
100,000	Cardinal Health, Inc	4.600	03/15/43	101,688
100,000	CareFusion Corp	1.450	05/15/17	99,480
100,000	CareFusion Corp	6.375	08/01/19	115,350
200,000	CareFusion Corp	3.300	03/01/23	194,855
300,000	CareFusion Corp	4.875	05/15/44	295,401
100,000	Coventry Health Care, Inc	5.450	06/15/21	114,780
450,000	Covidien International Finance S.A.	6.000	10/15/17	508,341
650,000	Covidien International Finance S.A.	3.200	06/15/22	657,619
500,000	Covidien International Finance S.A.	2.950	06/15/23	482,877
100,000	Covidien International Finance S.A.	6.550	10/15/37	130,511
225,000	CR Bard, Inc	1.375	01/15/18	222,302
100,000	CR Bard, Inc	4.400	01/15/21	108,810
100,000	DENTSPLY International, Inc	4.125	08/15/21	104,518
100,000	Edwards Lifesciences Corp	2.875	10/15/18	101,636
300,000	Express Scripts Holding Co	3.125	05/15/16	310,728
300,000	Express Scripts Holding Co	2.650	02/15/17	308,493
200,000	Express Scripts Holding Co	1.250	06/02/17	198,419
300,000	Express Scripts Holding Co	2.250	06/15/19	295,797
250,000	Express Scripts Holding Co	4.750	11/15/21	273,020
525,000	Express Scripts Holding Co	3.900	02/15/22	543,772
300,000	Express Scripts Holding Co	3.500	06/15/24	293,748
450,000	Express Scripts Holding Co	6.125	11/15/41	556,165
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	100,803
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	110,123
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	206,300
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	101,251
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	251,177
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	202,285
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	204,822
200,000	Mayo Clinic Rochester	4.000	11/15/47	192,743
100,000	McKesson Corp	0.950	12/04/15	100,122
430,000	McKesson Corp	3.250	03/01/16	443,945
25,000	McKesson Corp	5.700	03/01/17	27,456
500,000	McKesson Corp	1.292	03/10/17	498,228
180,000	McKesson Corp	4.750	03/01/21	200,379
100,000	McKesson Corp	2.700	12/15/22	95,524
200,000	McKesson Corp	2.850	03/15/23	191,298
500,000	McKesson Corp	3.796	03/15/24	504,197
100,000	McKesson Corp	6.000	03/01/41	117,950
375,000	McKesson Corp	4.883	03/15/44	386,139
250,000	Medco Health Solutions, Inc	2.750	09/15/15	254,745
250,000	Medco Health Solutions, Inc	7.125	03/15/18	291,068
205,000	Medtronic, Inc	4.750	09/15/15	213,358
300,000	Medtronic, Inc	0.875	02/27/17	297,968
250,000	Medtronic, Inc	1.375	04/01/18	246,184
200,000	Medtronic, Inc	5.600	03/15/19	227,414
605,000	Medtronic, Inc	4.450	03/15/20	665,469
500,000	Medtronic, Inc	3.625	03/15/24	510,308
200,000	Medtronic, Inc	4.500	03/15/42	204,596
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Medtronic, Inc	4.000%	04/01/43	$141,608
500,000	Medtronic, Inc	4.625	03/15/44	514,635
350,000	NYU Hospitals Center	5.750	07/01/43	410,421
100,000	Owens & Minor, Inc	3.875	09/15/21	100,123
150,000	PerkinElmer, Inc	5.000	11/15/21	161,564
44,000	Quest Diagnostics, Inc	5.450	11/01/15	46,121
235,000	Quest Diagnostics, Inc	6.400	07/01/17	265,407
300,000	Quest Diagnostics, Inc	2.700	04/01/19	301,496
400,000	Quest Diagnostics, Inc	4.700	04/01/21	432,549
400,000	Quest Diagnostics, Inc	4.250	04/01/24	406,509
150,000	Quest Diagnostics, Inc	6.950	07/01/37	184,818
450,000	St. Jude Medical, Inc	2.500	01/15/16	459,554
200,000	St. Jude Medical, Inc	3.250	04/15/23	197,825
200,000	St. Jude Medical, Inc	4.750	04/15/43	203,612
150,000	Stryker Corp	3.000	01/15/15	151,132
150,000	Stryker Corp	2.000	09/30/16	153,062
200,000	Stryker Corp	1.300	04/01/18	196,413
90,000	Stryker Corp	4.375	01/15/20	98,203
200,000	Stryker Corp	3.375	05/15/24	198,649
200,000	Stryker Corp	4.100	04/01/43	191,747
200,000	Stryker Corp	4.375	05/15/44	200,345
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	169,635
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	560,392
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	174,465
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	349,673
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	100,155
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	490,522
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	244,402
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	621,216
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	219,518
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,157
150,000	Zimmer Holdings, Inc	3.375	11/30/21	152,570
106,000	Zimmer Holdings, Inc	5.750	11/30/39	124,067
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			28,796,592

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Avon Products, Inc	2.375	03/15/16	101,001
100,000	Avon Products, Inc	6.500	03/01/19	107,614
150,000	Avon Products, Inc	4.600	03/15/20	153,211
150,000	Avon Products, Inc	5.000	03/15/23	146,884
100,000	Avon Products, Inc	6.950	03/15/43	99,882
25,000	Clorox Co	5.000	01/15/15	25,327
350,000	Clorox Co	3.550	11/01/15	360,582
100,000	Clorox Co	3.800	11/15/21	104,452
100,000	Clorox Co	3.050	09/15/22	98,347
400,000	Colgate-Palmolive Co	1.300	01/15/17	402,486
100,000	Colgate-Palmolive Co	0.900	05/01/18	97,704
300,000	Colgate-Palmolive Co	1.750	03/15/19	297,302
200,000	Colgate-Palmolive Co	2.300	05/03/22	193,038
200,000	Colgate-Palmolive Co	1.950	02/01/23	185,778
300,000	Colgate-Palmolive Co	3.250	03/15/24	303,344
60,000	Colgate-Palmolive Co	6.450	06/16/28	76,393
59

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Ecolab, Inc	2.375%	12/08/14	$150,560
300,000		Ecolab, Inc	1.000	08/09/15	301,056
100,000		Ecolab, Inc	3.000	12/08/16	103,790
250,000		Ecolab, Inc	1.450	12/08/17	248,081
350,000		Ecolab, Inc	4.350	12/08/21	379,182
100,000		Ecolab, Inc	5.500	12/08/41	114,484
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	190,165
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	120,916
400,000		Procter & Gamble Co	0.750	11/04/16	399,872
400,000		Procter & Gamble Co	1.600	11/15/18	397,910
1,825,000		Procter & Gamble Co	4.700	02/15/19	2,039,324
800,000		Procter & Gamble Co	2.300	02/06/22	783,106
600,000		Procter & Gamble Co	3.100	08/15/23	607,301
225,000		Procter & Gamble Co	5.550	03/05/37	276,147
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,865,239

INSURANCE - 1.2%
200,000		ACE INA Holdings, Inc	5.600	05/15/15	206,269
100,000		ACE INA Holdings, Inc	2.600	11/23/15	102,102
25,000		ACE INA Holdings, Inc	5.800	03/15/18	28,243
500,000		ACE INA Holdings, Inc	5.900	06/15/19	577,321
250,000		ACE INA Holdings, Inc	2.700	03/13/23	240,133
300,000		ACE INA Holdings, Inc	3.350	05/15/24	299,314
150,000		ACE INA Holdings, Inc	4.150	03/13/43	147,190
400,000		Aegon NV	4.625	12/01/15	417,964
125,000		Aetna, Inc	1.500	11/15/17	124,493
200,000		Aetna, Inc	6.500	09/15/18	233,112
300,000		Aetna, Inc	2.200	03/15/19	297,131
250,000		Aetna, Inc	3.950	09/01/20	266,359
500,000		Aetna, Inc	2.750	11/15/22	478,211
240,000		Aetna, Inc	6.625	06/15/36	310,789
350,000		Aetna, Inc	4.500	05/15/42	344,318
500,000		Aetna, Inc	4.125	11/15/42	473,614
200,000		Aflac, Inc	8.500	05/15/19	253,127
300,000		Aflac, Inc	4.000	02/15/22	318,103
600,000		Aflac, Inc	3.625	06/15/23	604,315
125,000		Aflac, Inc	6.900	12/17/39	166,391
300,000		Alleghany Corp	4.950	06/27/22	324,841
200,000		Alleghany Corp	4.900	09/15/44	197,081
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	110,851
1,250,000		Allstate Corp	3.150	06/15/23	1,245,457
100,000		Allstate Corp	4.500	06/15/43	102,371
200,000	i	Allstate Corp	5.750	08/15/53	213,000
100,000		American Financial Group, Inc	9.875	06/15/19	128,911
1,350,000		American International Group, Inc	8.250	08/15/18	1,648,964
325,000		American International Group, Inc	2.300	07/16/19	322,618
750,000		American International Group, Inc	3.375	08/15/20	772,432
350,000		American International Group, Inc	6.400	12/15/20	416,401
1,600,000		American International Group, Inc	4.875	06/01/22	1,759,878
300,000		American International Group, Inc	4.125	02/15/24	311,624
800,000		American International Group, Inc	6.250	05/01/36	1,000,409
328,000		American International Group, Inc	6.820	11/15/37	436,394
60

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		American International Group, Inc	4.500%	07/16/44	$592,764
200,000		Aon Corp	3.125	05/27/16	206,762
50,000		Aon Corp	5.000	09/30/20	55,511
200,000		Aon Corp	6.250	09/30/40	250,656
200,000		Aon plc	4.000	11/27/23	207,779
300,000		Aon plc	3.500	06/14/24	293,749
100,000		Aon plc	4.250	12/12/42	94,133
200,000		Aon plc	4.450	05/24/43	193,565
300,000		Arch Capital Group US, Inc	5.144	11/01/43	321,776
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	206,631
100,000		Assurant, Inc	2.500	03/15/18	100,426
100,000		Assurant, Inc	4.000	03/15/23	100,513
100,000		Assurant, Inc	6.750	02/15/34	120,088
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	202,091
270,000		AXA S.A.	8.600	12/15/30	363,150
200,000		AXIS Specialty Finance plc	2.650	04/01/19	200,660
50,000		AXIS Specialty Finance plc	5.875	06/01/20	57,010
200,000		AXIS Specialty Finance plc	5.150	04/01/45	207,737
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	337,314
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	306,979
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	303,284
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	221,760
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	841,652
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	602,182
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	203,297
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	399,106
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	303,150
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	98,953
40,000		Chubb Corp	5.750	05/15/18	45,221
350,000		Chubb Corp	6.000	05/11/37	441,712
300,000	i	Chubb Corp	6.375	03/29/67	328,875
540,000		CIGNA Corp	5.125	06/15/20	603,560
400,000		CIGNA Corp	4.500	03/15/21	436,345
400,000		CIGNA Corp	5.375	02/15/42	440,662
200,000		Cincinnati Financial Corp	6.920	05/15/28	246,368
200,000		CNA Financial Corp	5.850	12/15/14	202,293
40,000		CNA Financial Corp	6.500	08/15/16	43,930
500,000		CNA Financial Corp	5.750	08/15/21	570,299
125,000		CNA Financial Corp	3.950	05/15/24	126,488
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	298,296
250,000		Fidelity National Financial, Inc	5.500	09/01/22	271,538
100,000		First American Financial Corp	4.300	02/01/23	100,637
260,000		Genworth Holdings, Inc	7.200	02/15/21	306,215
300,000		Genworth Holdings, Inc	7.625	09/24/21	363,969
100,000		Genworth Holdings, Inc	4.900	08/15/23	103,057
300,000		Genworth Holdings, Inc	4.800	02/15/24	307,776
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	278,836
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	419,481
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	717,405
300,000		Humana, Inc	6.450	06/01/16	326,566
300,000		Humana, Inc	2.625	10/01/19	299,816
100,000		Humana, Inc	3.150	12/01/22	97,616
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Humana, Inc	3.850%	10/01/24	$299,800
100,000	Humana, Inc	8.150	06/15/38	144,815
200,000	Humana, Inc	4.625	12/01/42	195,849
300,000	Humana, Inc	4.950	10/01/44	300,722
100,000	Infinity Property & Casualty Corp	5.000	09/19/22	105,152
300,000	ING US, Inc	2.900	02/15/18	308,634
150,000	ING US, Inc	5.500	07/15/22	169,103
200,000	ING US, Inc	5.700	07/15/43	226,070
400,000	Leucadia National Corp	5.500	10/18/23	418,012
300,000	Lincoln National Corp	4.300	06/15/15	307,621
200,000	Lincoln National Corp	8.750	07/01/19	254,771
400,000	Lincoln National Corp	4.200	03/15/22	421,766
525,000	Lincoln National Corp	4.000	09/01/23	539,148
30,000	Lincoln National Corp	6.150	04/07/36	36,757
150,000	Lincoln National Corp	7.000	06/15/40	199,662
100,000	Loews Corp	5.250	03/15/16	106,452
200,000	Loews Corp	2.625	05/15/23	187,962
200,000	Loews Corp	4.125	05/15/43	189,402
100,000	Manulife Financial Corp	3.400	09/17/15	102,713
100,000	Manulife Financial Corp	4.900	09/17/20	109,599
100,000	Markel Corp	7.125	09/30/19	119,104
150,000	Markel Corp	4.900	07/01/22	163,410
100,000	Markel Corp	3.625	03/30/23	99,401
100,000	Markel Corp	5.000	03/30/43	102,394
150,000	Marsh & McLennan Cos, Inc	2.300	04/01/17	152,497
100,000	Marsh & McLennan Cos, Inc	2.550	10/15/18	101,692
125,000	Marsh & McLennan Cos, Inc	9.250	04/15/19	161,747
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	497,503
150,000	Marsh & McLennan Cos, Inc	4.800	07/15/21	165,183
200,000	Marsh & McLennan Cos, Inc	4.050	10/15/23	209,683
152,000	Marsh & McLennan Cos, Inc	3.500	06/03/24	152,511
500,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	491,705
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	193,333
280,000	MetLife, Inc	5.000	06/15/15	288,730
575,000	MetLife, Inc	6.750	06/01/16	630,869
175,000	MetLife, Inc	1.756	12/15/17	176,048
200,000	MetLife, Inc	1.903	12/15/17	200,611
1,050,000	MetLife, Inc	4.750	02/08/21	1,160,057
700,000	MetLife, Inc	3.048	12/15/22	689,466
325,000	MetLife, Inc	4.368	09/15/23	347,426
500,000	MetLife, Inc	3.600	04/10/24	505,318
50,000	MetLife, Inc	6.375	06/15/34	64,046
405,000	MetLife, Inc	5.700	06/15/35	485,029
130,000	MetLife, Inc	5.875	02/06/41	152,840
200,000	MetLife, Inc	4.125	08/13/42	189,390
600,000	MetLife, Inc	4.875	11/13/43	638,394
500,000	MetLife, Inc	4.721	12/15/44	504,691
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	207,341
20,000	Nationwide Financial Services	6.750	05/15/37	21,000
200,000	Navigators Group, Inc	5.750	10/15/23	218,575
200,000	Old Republic International Corp	4.875	10/01/24	200,266
500,000	OneBeacon US Holdings, Inc	4.600	11/09/22	511,599
62

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		PartnerRe Ltd	5.500%	06/01/20	$112,254
100,000	g	Primerica, Inc	4.750	07/15/22	108,392
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,033
130,000		Principal Financial Group, Inc	8.875	05/15/19	165,042
100,000		Principal Financial Group, Inc	3.300	09/15/22	99,668
150,000		Principal Financial Group, Inc	3.125	05/15/23	146,085
100,000		Principal Financial Group, Inc	6.050	10/15/36	122,735
100,000		Principal Financial Group, Inc	4.625	09/15/42	102,714
200,000		Principal Financial Group, Inc	4.350	05/15/43	197,278
120,000		Progressive Corp	6.250	12/01/32	153,091
300,000	i	Progressive Corp	6.700	06/15/37	328,687
300,000		Progressive Corp	4.350	04/25/44	302,280
100,000		Protective Life Corp	7.375	10/15/19	122,287
200,000		Prudential Financial, Inc	4.750	09/17/15	207,905
300,000		Prudential Financial, Inc	3.000	05/12/16	309,684
60,000		Prudential Financial, Inc	6.100	06/15/17	67,053
100,000		Prudential Financial, Inc	2.300	08/15/18	100,843
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,242,222
200,000		Prudential Financial, Inc	2.350	08/15/19	198,468
300,000		Prudential Financial, Inc	4.500	11/16/21	325,884
400,000		Prudential Financial, Inc	5.750	07/15/33	465,468
450,000		Prudential Financial, Inc	6.200	11/15/40	550,579
125,000	i	Prudential Financial, Inc	5.875	09/15/42	132,500
500,000	i	Prudential Financial, Inc	5.625	06/15/43	521,100
150,000		Prudential Financial, Inc	5.100	08/15/43	158,336
100,000	i	Prudential Financial, Inc	5.200	03/15/44	100,688
800,000		Prudential Financial, Inc	4.600	05/15/44	792,401
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	163,535
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	109,725
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	266,391
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	105,597
250,000		Torchmark Corp	3.800	09/15/22	256,249
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	105,780
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	27,751
610,000		Travelers Cos, Inc	5.800	05/15/18	692,347
130,000		Travelers Cos, Inc	5.900	06/02/19	150,718
600,000		Travelers Cos, Inc	5.350	11/01/40	697,747
200,000		Travelers Cos, Inc	4.600	08/01/43	209,708
100,000		Travelers Property Casualty Corp	6.375	03/15/33	128,421
100,000		UnitedHealth Group, Inc	5.375	03/15/16	106,797
325,000		UnitedHealth Group, Inc	1.400	10/15/17	324,531
324,000		UnitedHealth Group, Inc	6.000	02/15/18	368,267
900,000		UnitedHealth Group, Inc	1.625	03/15/19	881,094
700,000		UnitedHealth Group, Inc	4.700	02/15/21	781,031
325,000		UnitedHealth Group, Inc	2.750	02/15/23	314,151
200,000		UnitedHealth Group, Inc	2.875	03/15/23	195,251
365,000		UnitedHealth Group, Inc	6.625	11/15/37	478,615
250,000		UnitedHealth Group, Inc	6.875	02/15/38	342,274
150,000		UnitedHealth Group, Inc	4.625	11/15/41	154,917
300,000		UnitedHealth Group, Inc	4.375	03/15/42	297,192
350,000		UnitedHealth Group, Inc	3.950	10/15/42	325,612
200,000		UnitedHealth Group, Inc	4.250	03/15/43	195,340
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Unitrin, Inc	6.000%	11/30/15	$105,271
110,000	Unum Group	5.625	09/15/20	125,171
200,000	Unum Group	4.000	03/15/24	202,865
200,000	Verisk Analytics, Inc	5.800	05/01/21	225,214
200,000	WellPoint, Inc	1.250	09/10/15	201,174
200,000	WellPoint, Inc	1.875	01/15/18	199,781
1,250,000	WellPoint, Inc	2.300	07/15/18	1,253,234
300,000	WellPoint, Inc	2.250	08/15/19	295,388
150,000	WellPoint, Inc	3.700	08/15/21	154,851
800,000	WellPoint, Inc	3.125	05/15/22	790,207
200,000	WellPoint, Inc	3.300	01/15/23	197,737
300,000	WellPoint, Inc	3.500	08/15/24	292,574
300,000	WellPoint, Inc	4.625	05/15/42	292,261
200,000	WellPoint, Inc	4.650	01/15/43	196,765
500,000	WellPoint, Inc	5.100	01/15/44	531,256
300,000	WellPoint, Inc	4.650	08/15/44	291,528
300,000	WellPoint, Inc	4.850	08/15/54	295,082
200,000	Willis Group Holdings plc	5.750	03/15/21	223,723
165,000	WR Berkley Corp	5.375	09/15/20	183,206
250,000	WR Berkley Corp	4.625	03/15/22	267,322
200,000	WR Berkley Corp	4.750	08/01/44	197,501
350,000	XL Capital Ltd	6.375	11/15/24	416,728
200,000	XLIT Ltd	2.300	12/15/18	199,823
200,000	XLIT Ltd	5.250	12/15/43	219,930
	TOTAL INSURANCE			66,346,549

MATERIALS - 1.2%
300,000	3M Co	1.375	09/29/16	304,325
200,000	3M Co	1.000	06/26/17	199,142
300,000	3M Co	1.625	06/15/19	295,002
200,000	3M Co	2.000	06/26/22	190,587
190,000	3M Co	5.700	03/15/37	239,277
300,000	3M Co	3.875	06/15/44	294,311
100,000	Agrium, Inc	6.750	01/15/19	116,944
150,000	Agrium, Inc	3.150	10/01/22	145,878
200,000	Agrium, Inc	3.500	06/01/23	197,669
100,000	Agrium, Inc	6.125	01/15/41	118,750
200,000	Agrium, Inc	4.900	06/01/43	202,954
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	198,911
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	150,592
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	144,692
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	298,057
200,000	Airgas, Inc	1.650	02/15/18	197,989
250,000	Airgas, Inc	2.900	11/15/22	241,580
200,000	Airgas, Inc	3.650	07/15/24	199,533
100,000	Albemarle Corp	4.500	12/15/20	107,266
100,000	Allegheny Technologies, Inc	5.950	01/15/21	107,808
300,000	Allegheny Technologies, Inc	5.875	08/15/23	315,879
200,000	Avery Dennison Corp	3.350	04/15/23	194,379
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	181,067
250,000	Barrick Gold Corp	3.850	04/01/22	240,493
725,000	Barrick Gold Corp	4.100	05/01/23	696,649
64

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Barrick Gold Corp	5.250%	04/01/42	$229,478
1,500,000		Barrick North America Finance LLC	4.400	05/30/21	1,519,126
300,000		Barrick North America Finance LLC	5.750	05/01/43	296,904
100,000		Bemis Co, Inc	6.800	08/01/19	117,867
500,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	505,066
460,000		BHP Billiton Finance USA Ltd	5.400	03/29/17	505,996
300,000		BHP Billiton Finance USA Ltd	2.050	09/30/18	301,357
450,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	531,751
100,000		BHP Billiton Finance USA Ltd	3.250	11/21/21	102,058
800,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	796,670
675,000		BHP Billiton Finance USA Ltd	3.850	09/30/23	701,665
500,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	478,666
500,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	548,512
600,000		Braskem Finance Ltd	6.450	02/03/24	624,000
200,000		Cabot Corp	3.700	07/15/22	201,031
200,000		Carpenter Technology Corp	4.450	03/01/23	205,265
220,000		Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	225,495
100,000		Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	103,065
100,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	101,161
400,000	g	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	389,859
350,000		CF Industries, Inc	7.125	05/01/20	422,233
200,000		CF Industries, Inc	3.450	06/01/23	196,058
500,000		CF Industries, Inc	5.150	03/15/34	526,882
200,000		CF Industries, Inc	4.950	06/01/43	199,253
250,000		Church & Dwight Co, Inc	2.875	10/01/22	242,968
100,000		Corning, Inc	1.450	11/15/17	99,776
225,000		Corning, Inc	4.250	08/15/20	244,804
200,000		Corning, Inc	3.700	11/15/23	204,440
100,000		Corning, Inc	5.750	08/15/40	119,431
200,000		Corning, Inc	4.750	03/15/42	211,610
150,000		Cytec Industries, Inc	3.500	04/01/23	146,996
200,000		Domtar Corp	4.400	04/01/22	203,638
100,000		Domtar Corp	6.250	09/01/42	107,133
100,000		Domtar Corp	6.750	02/15/44	108,994
591,000		Dow Chemical Co	8.550	05/15/19	742,789
1,500,000		Dow Chemical Co	4.250	11/15/20	1,598,163
500,000		Dow Chemical Co	4.125	11/15/21	525,389
550,000		Dow Chemical Co	3.000	11/15/22	530,408
400,000		Dow Chemical Co	3.500	10/01/24	390,159
400,000		Dow Chemical Co	4.250	10/01/34	385,143
350,000		Dow Chemical Co	5.250	11/15/41	363,086
375,000		Dow Chemical Co	4.375	11/15/42	350,301
400,000		Dow Chemical Co	4.625	10/01/44	384,966
175,000		Eastman Chemical Co	2.400	06/01/17	178,568
165,000		Eastman Chemical Co	5.500	11/15/19	186,678
250,000		Eastman Chemical Co	3.600	08/15/22	251,945
150,000		Eastman Chemical Co	4.800	09/01/42	148,759
250,000		Eastman Chemical Co	4.650	10/15/44	238,178
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	98,487
700,000		EI du Pont de Nemours & Co	6.000	07/15/18	802,120
1,420,000		EI du Pont de Nemours & Co	4.625	01/15/20	1,565,994
300,000		EI du Pont de Nemours & Co	2.800	02/15/23	290,649
65

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$225,000		EI du Pont de Nemours & Co	4.150%	02/15/43	$209,740
100,000		FMC Corp	3.950	02/01/22	103,575
200,000		FMC Corp	4.100	02/01/24	206,778
2,250,000		Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	2,255,711
300,000		Freeport-McMoRan Copper & Gold, Inc	3.100	03/15/20	297,649
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	635,144
675,000		Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	665,761
400,000		Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	407,852
200,000		Georgia-Pacific LLC	7.700	06/15/15	209,713
300,000		Georgia-Pacific LLC	8.000	01/15/24	401,732
250,000		Georgia-Pacific LLC	7.750	11/15/29	343,843
300,000	g	Glencore Funding LLC	4.625	04/29/24	302,370
250,000		Goldcorp, Inc	2.125	03/15/18	249,336
250,000		Goldcorp, Inc	3.700	03/15/23	245,053
300,000		Goldcorp, Inc	5.450	06/09/44	311,295
100,000		Hubbell, Inc	3.625	11/15/22	101,172
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	290,606
800,000		International Paper Co	7.950	06/15/18	955,069
330,000		International Paper Co	7.500	08/15/21	409,755
400,000		International Paper Co	3.650	06/15/24	388,102
170,000		International Paper Co	7.300	11/15/39	218,755
450,000		International Paper Co	6.000	11/15/41	511,878
300,000		International Paper Co	4.800	06/15/44	290,557
330,000		Kimberly-Clark Corp	6.250	07/15/18	382,559
200,000		Kimberly-Clark Corp	1.900	05/22/19	197,917
225,000		Kimberly-Clark Corp	3.625	08/01/20	237,125
100,000		Kimberly-Clark Corp	3.875	03/01/21	106,462
125,000		Kimberly-Clark Corp	2.400	03/01/22	121,937
200,000		Kimberly-Clark Corp	2.400	06/01/23	189,758
200,000		Kimberly-Clark Corp	6.625	08/01/37	270,600
200,000		Kimberly-Clark Corp	3.700	06/01/43	186,444
150,000		Kinross Gold Corp	5.125	09/01/21	152,687
500,000	g	Kinross Gold Corp	5.950	03/15/24	508,588
92,000		Lubrizol Corp	8.875	02/01/19	116,133
150,000		Lubrizol Corp	6.500	10/01/34	196,262
300,000		LYB International Finance BV	4.000	07/15/23	310,378
300,000		LYB International Finance BV	5.250	07/15/43	323,174
300,000		LYB International Finance BV	4.875	03/15/44	306,186
500,000		LyondellBasell Industries NV	5.000	04/15/19	551,948
300,000		LyondellBasell Industries NV	6.000	11/15/21	349,795
300,000		LyondellBasell Industries NV	5.750	04/15/24	348,296
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	284,373
200,000	g	Martin Marietta Materials, Inc	4.250	07/02/24	202,844
150,000		Methanex Corp	3.250	12/15/19	152,283
200,000		Monsanto Co	2.750	04/15/16	205,987
400,000		Monsanto Co	1.150	06/30/17	397,277
200,000		Monsanto Co	1.850	11/15/18	198,764
400,000		Monsanto Co	2.125	07/15/19	397,883
100,000		Monsanto Co	2.200	07/15/22	94,096
150,000		Monsanto Co	5.500	08/15/25	176,804
100,000		Monsanto Co	3.600	07/15/42	87,179
200,000		Monsanto Co	4.650	11/15/43	204,656
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Monsanto Co	4.400%	07/15/44	$198,207
500,000	Monsanto Co	4.700	07/15/64	497,648
100,000	NewMarket Corp	4.100	12/15/22	100,081
200,000	Newmont Mining Corp	5.125	10/01/19	217,180
600,000	Newmont Mining Corp	3.500	03/15/22	556,324
298,000	Newmont Mining Corp	5.875	04/01/35	291,777
135,000	Newmont Mining Corp	6.250	10/01/39	133,084
300,000	Newmont Mining Corp	4.875	03/15/42	252,926
100,000	Nucor Corp	5.750	12/01/17	112,070
130,000	Nucor Corp	5.850	06/01/18	147,338
300,000	Nucor Corp	4.125	09/15/22	315,938
300,000	Nucor Corp	5.200	08/01/43	314,908
43,000	Owens Corning	9.000	06/15/19	52,518
200,000	Owens Corning	4.200	12/15/22	203,548
150,000	Packaging Corp of America	3.900	06/15/22	152,938
250,000	Packaging Corp of America	4.500	11/01/23	264,412
100,000	Packaging Corp of America	3.650	09/15/24	98,212
100,000	Plum Creek Timberlands LP	4.700	03/15/21	108,631
300,000	Plum Creek Timberlands LP	3.250	03/15/23	288,216
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	723,081
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	407,288
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	236,994
150,000	PPG Industries, Inc	2.700	08/15/22	145,247
150,000	PPG Industries, Inc	6.650	03/15/18	173,038
300,000	PPG Industries, Inc	3.600	11/15/20	311,040
440,000	Praxair, Inc	3.250	09/15/15	451,567
200,000	Praxair, Inc	1.050	11/07/17	197,834
250,000	Praxair, Inc	2.200	08/15/22	235,943
625,000	Praxair, Inc	3.550	11/07/42	566,576
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	153,893
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,736,528
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	590,491
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	320,192
300,000	Rio Tinto Finance USA plc	1.375	06/17/16	301,781
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	804,302
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	301,219
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	405,844
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	602,556
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	203,576
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	835,290
500,000	Rock Tenn Co	4.900	03/01/22	535,960
58,000	Rohm and Haas Co	6.000	09/15/17	64,872
100,000	RPM International, Inc	6.125	10/15/19	114,169
300,000	RPM International, Inc	3.450	11/15/22	291,944
100,000	Sherwin-Williams Co	3.125	12/15/14	100,570
175,000	Sherwin-Williams Co	1.350	12/15/17	174,351
200,000	Sherwin-Williams Co	4.000	12/15/42	192,962
150,000	Sonoco Products Co	5.750	11/01/40	172,679
200,000	Southern Copper Corp	5.375	04/16/20	219,015
100,000	Southern Copper Corp	7.500	07/27/35	119,227
680,000	Southern Copper Corp	6.750	04/16/40	755,942
50,000	Teck Resources Ltd	3.850	08/15/17	52,630
67

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Teck Resources Ltd	2.500%	02/01/18	$100,132
300,000		Teck Resources Ltd	3.000	03/01/19	297,815
600,000		Teck Resources Ltd	4.500	01/15/21	623,665
275,000		Teck Resources Ltd	4.750	01/15/22	282,690
100,000		Teck Resources Ltd	3.750	02/01/23	94,118
100,000		Teck Resources Ltd	6.250	07/15/41	101,635
700,000		Teck Resources Ltd	5.200	03/01/42	639,603
150,000		Teck Resources Ltd	5.400	02/01/43	139,642
450,000		Vale S.A.	5.625	09/11/42	440,289
150,000		Valspar Corp	4.200	01/15/22	158,289
150,000		Westlake Chemical Corp	3.600	07/15/22	149,562
200,000		Worthington Industries, Inc	4.550	04/15/26	207,126
200,000	g	Yamana Gold, Inc	4.950	07/15/24	199,093
		TOTAL MATERIALS			63,638,781

MEDIA - 0.9%
100,000		CBS Corp	1.950	07/01/17	101,275
200,000		CBS Corp	2.300	08/15/19	197,290
50,000		CBS Corp	5.750	04/15/20	57,152
445,000		CBS Corp	4.300	02/15/21	474,358
500,000		CBS Corp	3.375	03/01/22	500,705
200,000		CBS Corp	3.700	08/15/24	197,506
200,000		CBS Corp	4.850	07/01/42	196,714
200,000		CBS Corp	4.900	08/15/44	197,696
450,000		Comcast Corp	8.875	05/01/17	535,702
1,595,000		Comcast Corp	5.150	03/01/20	1,807,826
1,350,000		Comcast Corp	3.125	07/15/22	1,358,068
800,000		Comcast Corp	2.850	01/15/23	783,872
500,000		Comcast Corp	3.600	03/01/24	508,680
600,000		Comcast Corp	3.375	02/15/25	591,823
625,000		Comcast Corp	4.250	01/15/33	632,587
129,000		Comcast Corp	7.050	03/15/33	172,985
125,000		Comcast Corp	4.200	08/15/34	123,926
345,000		Comcast Corp	5.650	06/15/35	405,555
350,000		Comcast Corp	6.950	08/15/37	468,954
780,000		Comcast Corp	6.400	03/01/40	1,004,521
350,000		Comcast Corp	4.650	07/15/42	361,409
300,000		Comcast Corp	4.500	01/15/43	303,876
500,000		Comcast Corp	4.750	03/01/44	527,489
91,000		COX Communications, Inc	5.450	12/15/14	91,894
100,000		DIRECTV Holdings LLC	3.500	03/01/16	103,490
500,000		DIRECTV Holdings LLC	2.400	03/15/17	511,162
500,000		DIRECTV Holdings LLC	1.750	01/15/18	497,588
285,000		DIRECTV Holdings LLC	5.200	03/15/20	319,182
500,000		DIRECTV Holdings LLC	4.600	02/15/21	543,383
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,162,728
250,000		DIRECTV Holdings LLC	3.800	03/15/22	254,092
1,000,000		DIRECTV Holdings LLC	4.450	04/01/24	1,041,455
145,000		DIRECTV Holdings LLC	6.000	08/15/40	162,853
100,000		DIRECTV Holdings LLC	6.375	03/01/41	116,540
550,000		DIRECTV Holdings LLC	5.150	03/15/42	556,127
510,000		Discovery Communications LLC	5.050	06/01/20	565,557
68

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Discovery Communications LLC	4.375%	06/15/21	$107,357
500,000	Discovery Communications LLC	3.300	05/15/22	496,399
600,000	Discovery Communications LLC	3.250	04/01/23	582,272
100,000	Discovery Communications LLC	6.350	06/01/40	120,141
100,000	Discovery Communications LLC	4.950	05/15/42	100,082
125,000	Discovery Communications LLC	4.875	04/01/43	123,686
550,000	Grupo Televisa S.A.	6.625	03/18/25	663,729
600,000	Grupo Televisa SAB	5.000	05/13/45	592,734
348,000	Historic TW, Inc	6.625	05/15/29	432,186
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	201,912
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	301,178
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	101,560
900,000	NBC Universal Media LLC	4.450	01/15/43	902,231
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,799,571
820,000	NBC Universal Media LLC	4.375	04/01/21	893,267
375,000	NBC Universal Media LLC	2.875	01/15/23	367,851
95,000	NBC Universal Media LLC	6.400	04/30/40	122,355
150,000	NBC Universal Media LLC	5.950	04/01/41	183,090
355,000	News America, Inc	7.250	05/18/18	418,782
1,250,000	News America, Inc	3.000	09/15/22	1,214,324
1,325,000	News America, Inc	6.200	12/15/34	1,608,932
1,000,000	News America, Inc	6.150	02/15/41	1,186,485
200,000	Omnicom Group, Inc	5.900	04/15/16	214,724
200,000	Omnicom Group, Inc	4.450	08/15/20	214,843
700,000	Omnicom Group, Inc	3.625	05/01/22	710,299
500,000	Time Warner Cable, Inc	5.850	05/01/17	554,200
170,000	Time Warner Cable, Inc	6.750	07/01/18	197,663
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,145,518
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,370,020
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,367,881
500,000	Time Warner Cable, Inc	6.550	05/01/37	630,752
175,000	Time Warner Cable, Inc	6.750	06/15/39	224,826
690,000	Time Warner Cable, Inc	5.875	11/15/40	811,865
300,000	Time Warner Cable, Inc	5.500	09/01/41	337,704
1,050,000	Time Warner Cable, Inc	4.500	09/15/42	1,036,130
628,000	Time Warner, Inc	5.875	11/15/16	689,062
200,000	Time Warner, Inc	2.100	06/01/19	196,567
450,000	Time Warner, Inc	4.750	03/29/21	490,363
1,400,000	Time Warner, Inc	3.400	06/15/22	1,401,103
650,000	Time Warner, Inc	4.050	12/15/23	666,156
500,000	Time Warner, Inc	3.550	06/01/24	492,825
785,000	Time Warner, Inc	6.500	11/15/36	944,514
350,000	Time Warner, Inc	6.100	07/15/40	405,743
150,000	Time Warner, Inc	6.250	03/29/41	176,889
900,000	Time Warner, Inc	4.900	06/15/42	899,372
200,000	Time Warner, Inc	5.350	12/15/43	215,379
300,000	Time Warner, Inc	4.650	06/01/44	290,405
250,000	Viacom, Inc	2.500	09/01/18	253,142
500,000	Viacom, Inc	2.200	04/01/19	500,174
400,000	Viacom, Inc	3.875	12/15/21	414,416
500,000	Viacom, Inc	3.125	06/15/22	490,479
200,000	Viacom, Inc	3.250	03/15/23	195,539
69

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Viacom, Inc	4.250%	09/01/23	$257,535
400,000		Viacom, Inc	3.875	04/01/24	398,339
200,000		Viacom, Inc	4.500	02/27/42	188,454
504,000		Viacom, Inc	4.375	03/15/43	464,034
100,000		Viacom, Inc	4.875	06/15/43	99,776
500,000		Viacom, Inc	5.250	04/01/44	516,753
261,000		WPP Finance 2010	4.750	11/21/21	284,735
300,000		WPP Finance 2010	3.625	09/07/22	302,617
200,000		WPP Finance 2010	3.750	09/19/24	197,252
200,000		WPP Finance 2010	5.625	11/15/43	217,295
		TOTAL MEDIA			50,421,487

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
350,000		Abbott Laboratories	5.125	04/01/19	392,543
500,000		Abbott Laboratories	5.300	05/27/40	589,847
1,700,000		AbbVie, Inc	1.200	11/06/15	1,706,397
800,000		AbbVie, Inc	1.750	11/06/17	797,273
700,000		AbbVie, Inc	2.000	11/06/18	689,200
1,375,000		AbbVie, Inc	4.400	11/06/42	1,291,771
750,000	g	Actavis Funding SCS	1.300	06/15/17	735,994
175,000	g	Actavis Funding SCS	2.450	06/15/19	170,153
325,000	g	Actavis Funding SCS	3.850	06/15/24	315,046
500,000	g	Actavis Funding SCS	4.850	06/15/44	469,746
300,000		Amgen, Inc	2.500	11/15/16	308,489
300,000		Amgen, Inc	2.125	05/15/17	305,344
500,000		Amgen, Inc	1.250	05/22/17	497,372
550,000		Amgen, Inc	5.850	06/01/17	612,649
500,000		Amgen, Inc	2.200	05/22/19	494,700
75,000		Amgen, Inc	4.500	03/15/20	81,637
250,000		Amgen, Inc	3.450	10/01/20	258,818
700,000		Amgen, Inc	4.100	06/15/21	744,519
1,000,000		Amgen, Inc	3.625	05/15/22	1,015,680
500,000		Amgen, Inc	3.625	05/22/24	495,455
500,000		Amgen, Inc	6.375	06/01/37	606,907
1,000,000		Amgen, Inc	6.400	02/01/39	1,222,492
150,000		Amgen, Inc	4.950	10/01/41	155,370
400,000		Amgen, Inc	5.150	11/15/41	422,187
300,000		Amgen, Inc	5.375	05/15/43	326,737
800,000		AstraZeneca plc	5.900	09/15/17	900,610
600,000		AstraZeneca plc	6.450	09/15/37	778,206
450,000		AstraZeneca plc	4.000	09/18/42	422,291
100,000		Biogen Idec, Inc	6.875	03/01/18	116,054
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	246,826
200,000		Bristol-Myers Squibb Co	1.750	03/01/19	197,380
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	200,657
303,000		Bristol-Myers Squibb Co	6.125	05/01/38	384,731
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	544,099
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	207,111
200,000		Celgene Corp	1.900	08/15/17	201,484
300,000		Celgene Corp	2.300	08/15/18	301,459
200,000		Celgene Corp	2.250	05/15/19	199,067
200,000		Celgene Corp	3.950	10/15/20	211,871
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Celgene Corp	3.250%	08/15/22	$297,978
300,000	Celgene Corp	3.625	05/15/24	296,801
300,000	Celgene Corp	5.250	08/15/43	325,697
300,000	Celgene Corp	4.625	05/15/44	294,330
375,000	Eli Lilly & Co	5.200	03/15/17	411,452
200,000	Eli Lilly & Co	1.950	03/15/19	199,170
200,000	Eli Lilly & Co	7.125	06/01/25	263,249
450,000	Eli Lilly & Co	5.550	03/15/37	538,905
200,000	Eli Lilly & Co	4.650	06/15/44	211,572
125,000	Genentech, Inc	4.750	07/15/15	129,222
100,000	Genentech, Inc	5.250	07/15/35	115,912
200,000	Gilead Sciences, Inc	2.050	04/01/19	198,486
600,000	Gilead Sciences, Inc	4.500	04/01/21	657,654
650,000	Gilead Sciences, Inc	4.400	12/01/21	709,480
425,000	Gilead Sciences, Inc	3.700	04/01/24	434,112
100,000	Gilead Sciences, Inc	5.650	12/01/41	117,156
775,000	Gilead Sciences, Inc	4.800	04/01/44	814,496
300,000	GlaxoSmithKline Capital, Inc	0.700	03/18/16	300,194
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,182,967
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	216,628
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	409,360
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	956,603
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	341,798
900,000	Johnson & Johnson	2.150	05/15/16	922,734
500,000	Johnson & Johnson	1.650	12/05/18	499,691
500,000	Johnson & Johnson	3.375	12/05/23	522,162
650,000	Johnson & Johnson	4.375	12/05/33	709,288
375,000	Johnson & Johnson	5.850	07/15/38	487,015
180,000	Johnson & Johnson	4.500	09/01/40	195,833
150,000	Johnson & Johnson	4.850	05/15/41	172,533
300,000	Johnson & Johnson	4.500	12/05/43	327,106
115,000	Life Technologies Corp	3.500	01/15/16	118,709
300,000	Life Technologies Corp	5.000	01/15/21	333,973
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	424,724
100,000	Mead Johnson Nutrition Co	4.600	06/01/44	100,890
400,000	Merck & Co, Inc	0.700	05/18/16	400,612
785,000	Merck & Co, Inc	6.000	09/15/17	889,854
200,000	Merck & Co, Inc	1.100	01/31/18	197,905
400,000	Merck & Co, Inc	1.300	05/18/18	394,784
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,607,662
200,000	Merck & Co, Inc	2.400	09/15/22	190,844
600,000	Merck & Co, Inc	2.800	05/18/23	583,447
150,000	Merck & Co, Inc	6.500	12/01/33	201,439
100,000	Merck & Co, Inc	3.600	09/15/42	90,886
750,000	Merck & Co, Inc	4.150	05/18/43	742,012
500,000	Mylan, Inc	1.800	06/24/16	505,838
163,000	Mylan, Inc	1.350	11/29/16	162,981
100,000	Mylan, Inc	2.550	03/28/19	99,446
200,000	Mylan, Inc	4.200	11/29/23	205,572
200,000	Mylan, Inc	5.400	11/29/43	211,968
300,000	Novartis Capital Corp	2.400	09/21/22	289,858
750,000	Novartis Capital Corp	3.400	05/06/24	761,806
71

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Novartis Capital Corp	3.700%	09/21/42	$373,883
750,000		Novartis Capital Corp	4.400	05/06/44	779,906
125,000	g	Perrigo Co Ltd	1.300	11/08/16	125,115
100,000	g	Perrigo Co Ltd	2.300	11/08/18	99,333
100,000	g	Perrigo Co Ltd	4.000	11/15/23	101,737
100,000	g	Perrigo Co Ltd	5.300	11/15/43	107,990
300,000		Pfizer, Inc	0.900	01/15/17	299,096
300,000		Pfizer, Inc	1.500	06/15/18	298,155
1,460,000		Pfizer, Inc	6.200	03/15/19	1,706,280
800,000		Pfizer, Inc	3.000	06/15/23	793,449
300,000		Pfizer, Inc	3.400	05/15/24	299,558
500,000		Pfizer, Inc	4.300	06/15/43	503,751
600,000		Pfizer, Inc	4.400	05/15/44	605,027
800,000		Sanofi	2.625	03/29/16	823,834
175,000		Sanofi	1.250	04/10/18	172,485
750,000		Sanofi	4.000	03/29/21	805,468
540,000		Schering-Plough Corp	6.550	09/15/37	715,714
100,000		Sigma-Aldrich Corp	3.375	11/01/20	103,523
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	615,500
400,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	381,163
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	195,240
350,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	420,830
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	247,846
575,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	554,612
250,000		Watson Pharmaceuticals, Inc	4.625	10/01/42	228,438
500,000		Wyeth LLC	5.450	04/01/17	553,498
1,000,000		Wyeth LLC	6.450	02/01/24	1,245,820
945,000		Wyeth LLC	5.950	04/01/37	1,158,363
300,000		Zoetis, Inc	1.150	02/01/16	300,650
125,000		Zoetis, Inc	1.875	02/01/18	124,113
150,000		Zoetis, Inc	3.250	02/01/23	146,693
600,000		Zoetis, Inc	4.700	02/01/43	603,296
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			56,883,332

REAL ESTATE - 0.6%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	157,468
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	99,646
200,000		Alexandria Real Estate Equities, Inc	4.500	07/30/29	200,032
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	98,578
300,000		American Campus Communities Operating Partnership LP	4.125	07/01/24	300,864
300,000	g	ARC Properties Operating Partnership LP	3.000	02/06/19	297,844
200,000	g	ARC Properties Operating Partnership LP	4.600	02/06/24	203,602
200,000		AvalonBay Communities, Inc	3.625	10/01/20	207,865
100,000		AvalonBay Communities, Inc	3.950	01/15/21	105,472
225,000		AvalonBay Communities, Inc	2.950	09/15/22	219,256
100,000		AvalonBay Communities, Inc	2.850	03/15/23	95,756
200,000		BioMed Realty LP	2.625	05/01/19	198,691
115,000		BioMed Realty LP	6.125	04/15/20	131,803
100,000		BioMed Realty LP	4.250	07/15/22	102,213
25,000		Boston Properties LP	5.000	06/01/15	25,734
150,000		Boston Properties LP	3.700	11/15/18	158,750
80,000		Boston Properties LP	5.875	10/15/19	92,162
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$175,000	Boston Properties LP	4.125%	05/15/21	$185,245
500,000	Boston Properties LP	3.850	02/01/23	510,882
425,000	Boston Properties LP	3.125	09/01/23	408,531
200,000	Boston Properties LP	3.800	02/01/24	200,643
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	125,322
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	199,882
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	197,606
100,000	Camden Property Trust	4.625	06/15/21	108,521
200,000	Camden Property Trust	2.950	12/15/22	192,242
125,000	Camden Property Trust	4.250	01/15/24	130,552
200,000	Corporate Office Properties LP	3.700	06/15/21	197,509
200,000	Corporate Office Properties LP	5.250	02/15/24	213,151
100,000	CubeSmart LP	4.800	07/15/22	107,122
200,000	CubeSmart LP	4.375	12/15/23	206,692
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	101,983
200,000	DDR Corp	3.500	01/15/21	201,466
500,000	DDR Corp	4.625	07/15/22	528,382
275,000	Duke Realty LP	5.950	02/15/17	301,797
100,000	Duke Realty LP	3.875	02/15/21	103,020
200,000	Duke Realty LP	4.375	06/15/22	208,748
100,000	Duke Realty LP	3.875	10/15/22	101,124
100,000	Duke Realty LP	3.625	04/15/23	98,106
100,000	Entertainment Properties Trust	5.750	08/15/22	109,484
200,000	EPR Properties	5.250	07/15/23	210,270
200,000	Equity One, Inc	3.750	11/15/22	198,366
500,000	ERP Operating LP	5.125	03/15/16	530,865
750,000	ERP Operating LP	4.625	12/15/21	818,182
300,000	ERP Operating LP	4.500	07/01/44	295,420
100,000	Essex Portfolio LP	3.625	08/15/22	100,978
250,000	Essex Portfolio LP	3.375	01/15/23	246,208
100,000	Essex Portfolio LP	3.250	05/01/23	96,804
100,000	Federal Realty Investment Trust	3.000	08/01/22	98,093
100,000	Federal Realty Investment Trust	2.750	06/01/23	95,100
200,000	Federal Realty Investment Trust	3.950	01/15/24	206,325
150,000	HCP, Inc	3.750	02/01/16	155,751
430,000	HCP, Inc	6.000	01/30/17	474,939
150,000	HCP, Inc	3.750	02/01/19	157,995
250,000	HCP, Inc	2.625	02/01/20	246,345
150,000	HCP, Inc	5.375	02/01/21	167,383
400,000	HCP, Inc	3.150	08/01/22	387,330
200,000	HCP, Inc	4.250	11/15/23	206,147
200,000	HCP, Inc	4.200	03/01/24	201,854
300,000	HCP, Inc	3.875	08/15/24	293,893
30,000	HCP, Inc	6.750	02/01/41	38,506
100,000	Health Care REIT, Inc	3.625	03/15/16	103,768
200,000	Health Care REIT, Inc	4.700	09/15/17	217,238
150,000	Health Care REIT, Inc	2.250	03/15/18	151,335
200,000	Health Care REIT, Inc	4.125	04/01/19	213,070
440,000	Health Care REIT, Inc	6.125	04/15/20	508,878
200,000	Health Care REIT, Inc	4.500	01/15/24	205,770
300,000	Healthcare Realty Trust, Inc	6.500	01/17/17	331,765
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	97,305
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Healthcare Trust of America Holdings LP	3.700%	04/15/23	$97,440
125,000		Highwoods Realty LP	5.850	03/15/17	137,225
100,000		Highwoods Realty LP	3.625	01/15/23	98,498
100,000		Hospitality Properties Trust	5.000	08/15/22	105,260
200,000		Hospitality Properties Trust	4.500	06/15/23	202,483
200,000		Hospitality Properties Trust	4.650	03/15/24	202,685
600,000		Host Hotels & Resorts LP	3.750	10/15/23	593,296
50,000		HRPT Properties Trust	5.875	09/15/20	53,914
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	255,375
35,000		Kilroy Realty LP	5.000	11/03/15	36,484
250,000		Kilroy Realty LP	3.800	01/15/23	250,379
200,000		Kilroy Realty LP	4.250	08/15/29	197,647
145,000		Kimco Realty Corp	5.700	05/01/17	160,132
200,000		Kimco Realty Corp	3.200	05/01/21	199,541
300,000		Kimco Realty Corp	3.125	06/01/23	288,217
100,000		Lexington Realty Trust	4.250	06/15/23	100,155
200,000		Lexington Realty Trust	4.400	06/15/24	200,640
220,000		Liberty Property LP	4.750	10/01/20	236,921
150,000		Liberty Property LP	4.125	06/15/22	155,425
100,000		Liberty Property LP	3.375	06/15/23	97,033
200,000		Liberty Property LP	4.400	02/15/24	209,051
200,000		Mack-Cali Realty LP	2.500	12/15/17	202,737
125,000		Mack-Cali Realty LP	7.750	08/15/19	148,453
150,000		Mack-Cali Realty LP	4.500	04/18/22	150,566
200,000		Mid-America Apartments LP	4.300	10/15/23	207,145
75,000		National Retail Properties, Inc	6.875	10/15/17	85,969
100,000		National Retail Properties, Inc	3.800	10/15/22	101,977
100,000		National Retail Properties, Inc	3.300	04/15/23	96,683
300,000		National Retail Properties, Inc	3.900	06/15/24	300,748
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	425,000
200,000	g	OMEGA Healthcare Investors, Inc	4.500	01/15/25	196,578
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	189,064
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	203,821
100,000		Post Apartment Homes LP	3.375	12/01/22	97,328
350,000		ProLogis LP	2.750	02/15/19	353,490
201,000		ProLogis LP	3.350	02/01/21	200,574
150,000		ProLogis LP	4.250	08/15/23	154,833
200,000		Rayonier, Inc	3.750	04/01/22	199,899
40,000		Realty Income Corp	5.950	09/15/16	43,668
150,000		Realty Income Corp	2.000	01/31/18	149,931
75,000		Realty Income Corp	5.750	01/15/21	85,383
200,000		Realty Income Corp	3.250	10/15/22	195,456
500,000		Realty Income Corp	4.650	08/01/23	533,204
200,000		Realty Income Corp	4.125	10/15/26	199,376
10,000		Regency Centers LP	5.875	06/15/17	11,082
250,000		Regency Centers LP	3.750	06/15/24	249,424
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	212,940
300,000		Senior Housing Properties Trust	3.250	05/01/19	301,912
100,000		Senior Housing Properties Trust	6.750	12/15/21	115,394
100,000		Simon Property Group LP	2.800	01/30/17	103,428
500,000		Simon Property Group LP	2.200	02/01/19	501,401
740,000		Simon Property Group LP	10.350	04/01/19	983,255
74

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$290,000		Simon Property Group LP	4.375%	03/01/21	$315,895
300,000		Simon Property Group LP	3.375	03/15/22	306,307
200,000		Simon Property Group LP	2.750	02/01/23	191,509
750,000		Simon Property Group LP	3.750	02/01/24	769,300
500,000		Simon Property Group LP	3.375	10/01/24	494,426
300,000		Simon Property Group LP	4.250	10/01/44	287,029
300,000		Tanger Properties LP	3.875	12/01/23	303,094
200,000		UDR, Inc	3.700	10/01/20	206,511
200,000		UDR, Inc	4.625	01/10/22	213,794
100,000	g,i	USB Realty Corp	1.381	12/30/49	92,375
55,000		Ventas Realty LP	3.125	11/30/15	56,478
300,000		Ventas Realty LP	1.550	09/26/16	302,062
175,000		Ventas Realty LP	2.000	02/15/18	175,036
200,000		Ventas Realty LP	2.700	04/01/20	196,762
300,000		Ventas Realty LP	4.750	06/01/21	326,618
350,000		Ventas Realty LP	3.250	08/15/22	340,359
350,000		Ventas Realty LP	3.750	05/01/24	344,239
200,000		Vornado Realty LP	2.500	06/30/19	199,446
100,000		Vornado Realty LP	5.000	01/15/22	109,177
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	211,033
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	99,946
100,000		Weingarten Realty Investors	3.375	10/15/22	99,078
100,000		Weingarten Realty Investors	3.500	04/15/23	97,774
200,000		Weingarten Realty Investors	4.450	01/15/24	208,726
500,000		Weyerhaeuser Co	7.375	10/01/19	604,381
200,000		Weyerhaeuser Co	4.625	09/15/23	211,827
400,000		Weyerhaeuser Co	7.375	03/15/32	530,201
200,000		WP Carey, Inc	4.600	04/01/24	206,739
		TOTAL REAL ESTATE			32,868,271

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	135,216
250,000		Advance Auto Parts, Inc	4.500	12/01/23	261,049
600,000		Amazon.com, Inc	0.650	11/27/15	600,926
600,000		Amazon.com, Inc	2.500	11/29/22	563,945
300,000		AutoZone, Inc	1.300	01/13/17	299,933
100,000		AutoZone, Inc	4.000	11/15/20	105,999
200,000		AutoZone, Inc	3.700	04/15/22	203,746
300,000		AutoZone, Inc	2.875	01/15/23	286,655
150,000		AutoZone, Inc	3.125	07/15/23	145,687
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	198,303
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	198,999
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	244,790
300,000		Cooper US, Inc	2.375	01/15/16	306,331
320,000		Costco Wholesale Corp	5.500	03/15/17	353,090
500,000		Costco Wholesale Corp	1.125	12/15/17	495,418
250,000		Costco Wholesale Corp	1.700	12/15/19	244,163
500,000		Dollar General Corp	1.875	04/15/18	481,555
300,000	g	Enable Midstream Partners LP	2.400	05/15/19	296,861
300,000	g	Enable Midstream Partners LP	3.900	05/15/24	298,379
100,000	g	Enable Midstream Partners LP	5.000	05/15/44	100,394
100,000		Family Dollar Stores, Inc	5.000	02/01/21	103,792
75

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Gap, Inc	5.950%	04/12/21	$284,315
600,000		Home Depot, Inc	5.400	03/01/16	639,852
500,000		Home Depot, Inc	2.000	06/15/19	496,615
400,000		Home Depot, Inc	3.950	09/15/20	434,966
350,000		Home Depot, Inc	4.400	04/01/21	389,353
500,000		Home Depot, Inc	2.700	04/01/23	483,788
300,000		Home Depot, Inc	3.750	02/15/24	312,529
960,000		Home Depot, Inc	5.875	12/16/36	1,182,045
500,000		Home Depot, Inc	4.200	04/01/43	493,112
300,000		Home Depot, Inc	4.875	02/15/44	325,521
500,000		Home Depot, Inc	4.400	03/15/45	505,482
125,000		Kohl’s Corp	6.250	12/15/17	141,752
200,000		Kohl’s Corp	3.250	02/01/23	193,624
200,000		Kohl’s Corp	4.750	12/15/23	212,151
150,000		Kohl’s Corp	6.000	01/15/33	164,238
100,000		Kohl’s Corp	6.875	12/15/37	122,347
400,000		Lowe’s Cos, Inc	2.125	04/15/16	407,182
200,000		Lowe’s Cos, Inc	3.800	11/15/21	211,291
850,000		Lowe’s Cos, Inc	3.120	04/15/22	860,661
300,000		Lowe’s Cos, Inc	3.875	09/15/23	314,398
400,000		Lowe’s Cos, Inc	3.125	09/15/24	390,350
200,000		Lowe’s Cos, Inc	6.875	02/15/28	254,104
175,000		Lowe’s Cos, Inc	5.500	10/15/35	204,479
150,000		Lowe’s Cos, Inc	5.800	04/15/40	180,993
150,000		Lowe’s Cos, Inc	5.125	11/15/41	168,204
100,000		Lowe’s Cos, Inc	4.650	04/15/42	104,023
300,000		Lowe’s Cos, Inc	5.000	09/15/43	329,086
200,000		Lowe’s Cos, Inc	4.250	09/15/44	194,892
191,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	210,005
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	260,426
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	119,305
200,000		Macy’s Retail Holdings, Inc	4.375	09/01/23	211,024
300,000		Macy’s Retail Holdings, Inc	3.625	06/01/24	296,785
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	505,449
200,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	248,262
200,000		Macy’s Retail Holdings, Inc	4.300	02/15/43	183,736
300,000		Nordstrom, Inc	6.250	01/15/18	341,971
30,000		Nordstrom, Inc	4.750	05/01/20	33,056
100,000		Nordstrom, Inc	4.000	10/15/21	106,968
531,000		Nordstrom, Inc	5.000	01/15/44	575,004
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	163,612
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	102,219
200,000		O’Reilly Automotive, Inc	3.850	06/15/23	204,085
200,000		QVC, Inc	3.125	04/01/19	200,694
100,000		QVC, Inc	5.125	07/02/22	105,059
100,000		QVC, Inc	4.375	03/15/23	99,769
200,000		QVC, Inc	4.850	04/01/24	204,851
200,000	g	QVC, Inc	4.450	02/15/25	197,415
150,000		QVC, Inc	5.950	03/15/43	158,881
150,000		Staples, Inc	2.750	01/12/18	151,891
150,000		Staples, Inc	4.375	01/12/23	149,140
500,000		Target Corp	2.300	06/26/19	500,732
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000		Target Corp	3.875%	07/15/20	$1,231,019
900,000		Target Corp	2.900	01/15/22	890,766
500,000		Target Corp	3.500	07/01/24	500,480
165,000		Target Corp	6.500	10/15/37	212,463
850,000		Target Corp	4.000	07/01/42	788,815
100,000	g	Tiffany & Co	3.800	10/01/24	99,934
105,000		TJX Cos, Inc	6.950	04/15/19	125,807
300,000		TJX Cos, Inc	2.750	06/15/21	299,044
300,000		TJX Cos, Inc	2.500	05/15/23	286,523
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	670,767
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	202,322
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	206,868
350,000		Wal-Mart Stores, Inc	1.125	04/11/18	345,251
300,000		Wal-Mart Stores, Inc	1.950	12/15/18	301,290
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,458,068
1,950,000		Wal-Mart Stores, Inc	4.250	04/15/21	2,146,246
1,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	959,605
300,000		Wal-Mart Stores, Inc	3.300	04/22/24	303,420
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	97,860
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,264,900
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	212,198
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,149,313
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	78,784
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	389,989
850,000		Wal-Mart Stores, Inc	4.000	04/11/43	826,826
900,000		Wal-Mart Stores, Inc	4.750	10/02/43	974,855
300,000		Wal-Mart Stores, Inc	4.300	04/22/44	301,775
		TOTAL RETAILING			37,582,111

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	1.750	05/15/17	201,052
200,000		Altera Corp	4.100	11/15/23	207,505
500,000		Analog Devices, Inc	2.875	06/01/23	481,245
150,000		Broadcom Corp	2.500	08/15/22	142,567
200,000		Broadcom Corp	3.500	08/01/24	198,877
200,000		Broadcom Corp	4.500	08/01/34	204,037
900,000		Intel Corp	1.950	10/01/16	919,828
475,000		Intel Corp	1.350	12/15/17	473,461
1,250,000		Intel Corp	2.700	12/15/22	1,215,532
500,000		Intel Corp	4.000	12/15/32	494,609
500,000		Intel Corp	4.800	10/01/41	521,372
200,000		Maxim Integrated Products, Inc	2.500	11/15/18	201,154
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	192,671
310,000		National Semiconductor Corp	3.950	04/15/15	315,950
200,000		Texas Instruments, Inc	0.450	08/03/15	200,231
200,000		Texas Instruments, Inc	2.375	05/16/16	205,638
200,000		Texas Instruments, Inc	1.000	05/01/18	195,212
200,000		Texas Instruments, Inc	1.650	08/03/19	194,512
200,000		Texas Instruments, Inc	2.750	03/12/21	201,306
200,000		Texas Instruments, Inc	2.250	05/01/23	187,892
400,000		Xilinx, Inc	3.000	03/15/21	400,281
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,354,932
77

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.6%
$285,000		Adobe Systems, Inc	3.250%	02/01/15	$287,561
20,000		Adobe Systems, Inc	4.750	02/01/20	21,982
200,000		Autodesk, Inc	1.950	12/15/17	200,779
300,000		Baidu, Inc	2.250	11/28/17	301,815
750,000		Baidu, Inc	2.750	06/09/19	744,726
200,000		Baidu, Inc	3.500	11/28/22	194,504
20,000	g	CA, Inc	6.125	12/01/14	20,183
250,000		CA, Inc	2.875	08/15/18	253,416
300,000		CA, Inc	5.375	12/01/19	333,095
120,000		Computer Sciences Corp	6.500	03/15/18	128,400
200,000		Computer Sciences Corp	4.450	09/15/22	202,500
300,000		Expedia, Inc	7.456	08/15/18	350,850
300,000		Expedia, Inc	4.500	08/15/24	297,329
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	273,396
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	248,460
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	599,360
50,000		Fiserv, Inc	3.125	10/01/15	51,116
150,000		Fiserv, Inc	3.125	06/15/16	155,016
100,000		Fiserv, Inc	6.800	11/20/17	114,349
550,000		Fiserv, Inc	3.500	10/01/22	551,952
700,000		Google, Inc	2.125	05/19/16	716,887
100,000		Google, Inc	3.625	05/19/21	106,288
500,000		Google, Inc	3.375	02/25/24	510,393
300,000		International Business Machines Corp	2.000	01/05/16	305,236
300,000		International Business Machines Corp	0.450	05/06/16	299,143
250,000		International Business Machines Corp	1.950	07/22/16	255,167
225,000		International Business Machines Corp	1.250	02/06/17	225,758
1,000,000		International Business Machines Corp	5.700	09/14/17	1,120,518
400,000		International Business Machines Corp	1.250	02/08/18	396,321
500,000		International Business Machines Corp	1.950	02/12/19	498,793
200,000		International Business Machines Corp	1.875	05/15/19	197,872
800,000		International Business Machines Corp	8.375	11/01/19	1,032,118
300,000		International Business Machines Corp	1.625	05/15/20	287,345
500,000		International Business Machines Corp	2.900	11/01/21	504,858
300,000		International Business Machines Corp	1.875	08/01/22	275,459
300,000		International Business Machines Corp	3.375	08/01/23	302,900
500,000		International Business Machines Corp	3.625	02/12/24	510,235
400,000		International Business Machines Corp	7.000	10/30/25	529,003
19,000		International Business Machines Corp	5.600	11/30/39	22,760
835,000		International Business Machines Corp	4.000	06/20/42	799,295
200,000		Intuit, Inc	5.750	03/15/17	220,674
175,000		Juniper Networks, Inc	4.600	03/15/21	186,465
200,000		Juniper Networks, Inc	4.500	03/15/24	206,088
475,000		Microsoft Corp	0.875	11/15/17	469,229
400,000		Microsoft Corp	1.625	12/06/18	397,866
925,000		Microsoft Corp	4.200	06/01/19	1,015,306
540,000		Microsoft Corp	3.000	10/01/20	560,239
450,000		Microsoft Corp	4.000	02/08/21	490,959
400,000		Microsoft Corp	2.125	11/15/22	381,700
400,000		Microsoft Corp	3.625	12/15/23	417,964
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Microsoft Corp	3.500%	11/15/42	$448,327
300,000	Microsoft Corp	3.750	05/01/43	279,106
400,000	Microsoft Corp	4.875	12/15/43	442,327
1,000,000	Oracle Corp	1.200	10/15/17	992,789
320,000	Oracle Corp	5.750	04/15/18	362,870
750,000	Oracle Corp	2.375	01/15/19	759,886
750,000	Oracle Corp	2.250	10/08/19	746,899
1,365,000	Oracle Corp	3.875	07/15/20	1,459,268
500,000	Oracle Corp	2.800	07/08/21	496,270
1,725,000	Oracle Corp	2.500	10/15/22	1,648,588
750,000	Oracle Corp	3.400	07/08/24	747,639
750,000	Oracle Corp	4.300	07/08/34	755,432
470,000	Oracle Corp	6.125	07/08/39	581,342
500,000	Oracle Corp	4.500	07/08/44	506,159
290,000	Symantec Corp	2.750	09/15/15	295,241
250,000	Symantec Corp	2.750	06/15/17	255,631
200,000	Symantec Corp	3.950	06/15/22	202,411
250,000	Total System Services, Inc	2.375	06/01/18	248,243
125,000	Total System Services, Inc	3.750	06/01/23	122,434
20,000	Western Union Co	5.930	10/01/16	21,807
500,000	Western Union Co	2.875	12/10/17	514,779
100,000	Western Union Co	3.650	08/22/18	104,155
400,000	Western Union Co	5.253	04/01/20	437,116
330,000	Xerox Corp	4.250	02/15/15	334,524
100,000	Xerox Corp	2.950	03/15/17	103,502
250,000	Xerox Corp	6.350	05/15/18	285,658
100,000	Xerox Corp	2.750	03/15/19	100,760
700,000	Xerox Corp	5.625	12/15/19	791,045
200,000	Xerox Corp	2.800	05/15/20	197,210
200,000	Xerox Corp	6.750	12/15/39	245,542
	TOTAL SOFTWARE & SERVICES			33,060,588

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000	Amphenol Corp	4.750	11/15/14	75,371
200,000	Amphenol Corp	2.550	01/30/19	201,299
125,000	Amphenol Corp	3.125	09/15/21	124,714
150,000	Amphenol Corp	4.000	02/01/22	157,180
2,000,000	Apple, Inc	1.050	05/05/17	1,993,192
1,000,000	Apple, Inc	2.100	05/06/19	1,000,302
1,750,000	Apple, Inc	2.850	05/06/21	1,753,433
2,250,000	Apple, Inc	3.450	05/06/24	2,272,374
750,000	Apple, Inc	4.450	05/06/44	765,645
100,000	CC Holdings GS V LLC	2.381	12/15/17	101,162
175,000	CC Holdings GS V LLC	3.849	04/15/23	172,137
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,167,301
250,000	Cisco Systems, Inc	2.125	03/01/19	249,874
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,085,907
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,261,909
500,000	Cisco Systems, Inc	3.625	03/04/24	511,516
600,000	Cisco Systems, Inc	5.900	02/15/39	723,094
900,000	EMC Corp	1.875	06/01/18	894,686
400,000	EMC Corp	2.650	06/01/20	397,122
79

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		EMC Corp	3.375%	06/01/23	$392,529
1,050,000		General Electric Co	0.850	10/09/15	1,054,547
750,000		General Electric Co	5.250	12/06/17	832,088
975,000		General Electric Co	2.700	10/09/22	949,005
400,000		General Electric Co	3.375	03/11/24	404,102
1,075,000		General Electric Co	4.125	10/09/42	1,068,069
250,000		General Electric Co	4.500	03/11/44	259,186
300,000		Harris Corp	4.400	12/15/20	319,022
600,000		Hewlett-Packard Co	2.125	09/13/15	608,364
1,900,000		Hewlett-Packard Co	3.000	09/15/16	1,966,358
175,000		Hewlett-Packard Co	2.600	09/15/17	179,748
325,000		Hewlett-Packard Co	2.750	01/14/19	330,087
700,000		Hewlett-Packard Co	3.750	12/01/20	725,801
200,000		Hewlett-Packard Co	4.375	09/15/21	213,518
100,000		Hewlett-Packard Co	4.650	12/09/21	108,316
200,000		Hewlett-Packard Co	4.050	09/15/22	207,675
650,000		Hewlett-Packard Co	6.000	09/15/41	740,980
200,000		Ingram Micro, Inc	5.000	08/10/22	208,635
85,000		International Game Technology	7.500	06/15/19	96,155
500,000		International Game Technology	5.350	10/15/23	514,203
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	616,407
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	133,926
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	321,320
100,000		L-3 Communications Corp	3.950	11/15/16	105,121
100,000		L-3 Communications Corp	1.500	05/28/17	99,267
420,000		L-3 Communications Corp	5.200	10/15/19	463,882
300,000		L-3 Communications Corp	4.950	02/15/21	326,089
150,000		L-3 Communications Corp	3.950	05/28/24	148,831
100,000		Lexmark International, Inc	6.650	06/01/18	112,254
100,000		Lexmark International, Inc	5.125	03/15/20	105,268
100,000		Motorola Solutions, Inc	3.500	09/01/21	98,589
200,000		Motorola Solutions, Inc	3.750	05/15/22	198,322
250,000		Motorola Solutions, Inc	3.500	03/01/23	241,700
200,000		Motorola Solutions, Inc	4.000	09/01/24	195,224
200,000		Motorola Solutions, Inc	5.500	09/01/44	197,834
200,000		NetApp, Inc	2.000	12/15/17	200,902
200,000		NetApp, Inc	3.375	06/15/21	201,224
200,000		NetApp, Inc	3.250	12/15/22	195,092
500,000		Pitney Bowes, Inc	4.625	03/15/24	506,829
750,000	g	Seagate HDD Cayman	4.750	01/01/25	746,250
100,000		Tech Data Corp	3.750	09/21/17	103,570
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	208,726
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	256,205
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	200,460
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	199,563
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	255,554
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	200,361
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			33,725,376

TELECOMMUNICATION SERVICES - 1.4%
200,000		America Movil SAB de C.V.	3.625	03/30/15	202,728
500,000		America Movil SAB de C.V.	2.375	09/08/16	510,685
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,430,000	America Movil SAB de C.V.	5.000%	03/30/20	$1,564,863
950,000	America Movil SAB de C.V.	3.125	07/16/22	922,526
440,000	America Movil SAB de C.V.	6.125	03/30/40	512,345
525,000	America Movil SAB de C.V.	4.375	07/16/42	488,116
1,150,000	American Tower Corp	4.500	01/15/18	1,227,647
200,000	American Tower Corp	3.450	09/15/21	196,081
200,000	American Tower Corp	4.700	03/15/22	209,362
250,000	American Tower Corp	3.500	01/31/23	237,670
800,000	American Tower Corp	5.000	02/15/24	838,498
400,000	AT&T, Inc	0.800	12/01/15	400,495
600,000	AT&T, Inc	0.900	02/12/16	600,705
150,000	AT&T, Inc	2.950	05/15/16	154,917
600,000	AT&T, Inc	1.600	02/15/17	604,476
750,000	AT&T, Inc	1.700	06/01/17	756,170
325,000	AT&T, Inc	1.400	12/01/17	323,163
300,000	AT&T, Inc	2.375	11/27/18	302,806
950,000	AT&T, Inc	5.800	02/15/19	1,088,642
500,000	AT&T, Inc	2.300	03/11/19	501,536
500,000	AT&T, Inc	4.450	05/15/21	541,398
3,300,000	AT&T, Inc	3.000	02/15/22	3,268,082
400,000	AT&T, Inc	2.625	12/01/22	378,394
500,000	AT&T, Inc	3.900	03/11/24	508,384
322,000	AT&T, Inc	5.350	09/01/40	341,448
1,200,000	AT&T, Inc	5.550	08/15/41	1,303,609
2,066,000	AT&T, Inc	4.300	12/15/42	1,888,043
750,000	AT&T, Inc	4.800	06/15/44	738,946
1,854,000	AT&T, Inc	4.350	06/15/45	1,704,108
300,000	British Telecommunications plc	1.625	06/28/16	302,779
400,000	British Telecommunications plc	5.950	01/15/18	451,469
1,000,000	British Telecommunications plc	2.350	02/14/19	1,001,978
650,000	British Telecommunications plc	9.625	12/15/30	1,020,679
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	480,802
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	982,790
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,075,944
1,000,000	Embarq Corp	7.995	06/01/36	1,080,900
495,000	France Telecom S.A.	2.125	09/16/15	501,165
700,000	France Telecom S.A.	4.125	09/14/21	738,783
745,000	France Telecom S.A.	9.000	03/01/31	1,097,616
100,000	France Telecom S.A.	5.375	01/13/42	108,941
250,000	Koninklijke KPN NV	8.375	10/01/30	344,900
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	149,779
400,000	Orange S.A.	2.750	02/06/19	404,777
400,000	Orange S.A.	5.500	02/06/44	435,524
300,000	Qwest Corp	6.500	06/01/17	331,891
400,000	Qwest Corp	6.750	12/01/21	458,556
125,000	Rogers Communications, Inc	4.500	03/15/43	121,783
600,000	Rogers Communications, Inc	6.800	08/15/18	702,506
200,000	Rogers Communications, Inc	4.100	10/01/23	207,348
300,000	Rogers Communications, Inc	5.450	10/01/43	327,163
300,000	Rogers Communications, Inc	5.000	03/15/44	305,862
600,000	Telefonica Emisiones SAU	3.992	02/16/16	624,355
400,000	Telefonica Emisiones SAU	3.192	04/27/18	412,547
81

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,020,000		Telefonica Emisiones SAU	5.134%	04/27/20	$2,220,309
500,000		Telefonica Emisiones SAU	4.570	04/27/23	522,044
300,000		Telefonica Emisiones SAU	7.045	06/20/36	380,019
392,000		Telefonica Europe BV	8.250	09/15/30	531,182
100,000		Telefonos de Mexico SAB de C.V.	5.500	01/27/15	101,377
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	113,208
500,000		Verizon Communications, Inc	1.350	06/09/17	497,459
700,000		Verizon Communications, Inc	6.350	04/01/19	814,126
200,000		Verizon Communications, Inc	2.550	06/17/19	200,633
6,234,000	g	Verizon Communications, Inc	2.625	02/21/20	6,155,794
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,704,635
500,000		Verizon Communications, Inc	3.450	03/15/21	507,462
950,000		Verizon Communications, Inc	3.500	11/01/21	961,122
500,000		Verizon Communications, Inc	2.450	11/01/22	464,073
2,250,000		Verizon Communications, Inc	5.150	09/15/23	2,491,580
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,393,940
846,000		Verizon Communications, Inc	6.400	09/15/33	1,030,612
475,000		Verizon Communications, Inc	5.050	03/15/34	503,267
380,000		Verizon Communications, Inc	6.250	04/01/37	459,798
620,000		Verizon Communications, Inc	6.400	02/15/38	751,048
300,000		Verizon Communications, Inc	6.000	04/01/41	349,452
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,152,722
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,244,376
2,668,000		Verizon Communications, Inc	6.550	09/15/43	3,333,378
877,000	g	Verizon Communications, Inc	4.862	08/21/46	879,483
2,676,000	g	Verizon Communications, Inc	5.012	08/21/54	2,688,703
250,000		Vodafone Group plc	1.625	03/20/17	250,428
500,000		Vodafone Group plc	1.250	09/26/17	492,859
400,000		Vodafone Group plc	1.500	02/19/18	394,187
1,500,000		Vodafone Group plc	5.450	06/10/19	1,688,438
650,000		Vodafone Group plc	4.375	03/16/21	695,070
500,000		Vodafone Group plc	2.500	09/26/22	462,543
400,000		Vodafone Group plc	2.950	02/19/23	376,951
150,000		Vodafone Group plc	6.150	02/27/37	172,212
700,000		Vodafone Group plc	4.375	02/19/43	633,112
		TOTAL TELECOMMUNICATION SERVICES			73,604,282

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	100,575
500,000		ABB Finance USA, Inc	2.875	05/08/22	494,173
150,000		ABB Finance USA, Inc	4.375	05/08/42	153,414
474,362		American Airlines 2013-1, Cl A Pass Through Trust	4.000	07/15/25	479,698
377,587		American Airlines 2013-2, Cl A Pass Through Trust	4.950	01/15/23	404,962
300,000		American Airlines 2014-, Cl A Pass Through Trust	3.700	10/01/26	301,125
200,000		Boeing Capital Corp	2.125	08/15/16	205,030
700,000		Boeing Capital Corp	2.900	08/15/18	727,650
625,000		Boeing Co	0.950	05/15/18	608,356
750,000		Boeing Co	3.750	11/20/16	794,232
350,000		Boeing Co	5.875	02/15/40	444,517
555,000		Burlington Northern Santa Fe LLC	4.700	10/01/19	617,491
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	537,101
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	298,852
82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Burlington Northern Santa Fe LLC	3.050%	09/01/22	$147,942
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	516,466
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	509,308
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	147,908
360,000		Burlington Northern Santa Fe LLC	5.750	05/01/40	427,078
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	268,521
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	197,198
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	198,744
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	548,891
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	526,475
300,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	299,777
200,000		Canadian National Railway Co	5.550	05/15/18	225,484
200,000		Canadian National Railway Co	5.550	03/01/19	228,758
100,000		Canadian National Railway Co	2.850	12/15/21	100,857
300,000		Canadian National Railway Co	2.250	11/15/22	284,773
200,000		Canadian National Railway Co	6.900	07/15/28	264,812
200,000		Canadian National Railway Co	6.250	08/01/34	256,236
250,000		Canadian National Railway Co	3.500	11/15/42	226,096
100,000		Canadian National Railway Co	4.500	11/07/43	105,805
200,000		Canadian Pacific Railway Co	7.250	05/15/19	242,067
200,000		Canadian Pacific Railway Co	7.125	10/15/31	272,917
250,000		Canadian Pacific Railway Co	5.950	05/15/37	312,866
100,000		Canadian Pacific Railway Co	5.750	01/15/42	122,704
200,000		Carnival Corp	1.875	12/15/17	200,247
200,000		Carnival Corp	3.950	10/15/20	209,383
398,293		Continental Airlines, Inc	4.750	01/12/21	427,170
28,653		Continental Airlines, Inc	5.983	04/19/22	31,805
475,391		Continental Airlines, Inc	4.150	04/11/24	490,841
194,328		Continental Airlines, Inc	4.000	10/29/24	198,700
100,000		Con-Way, Inc	7.250	01/15/18	115,072
850,000		CSX Corp	7.375	02/01/19	1,026,386
125,000		CSX Corp	3.700	11/01/23	128,825
300,000		CSX Corp	3.400	08/01/24	300,536
100,000		CSX Corp	6.000	10/01/36	122,094
200,000		CSX Corp	6.150	05/01/37	247,974
400,000		CSX Corp	5.500	04/15/41	462,671
350,000		CSX Corp	4.400	03/01/43	346,949
100,000		CSX Corp	4.100	03/15/44	93,985
300,000		CSX Corp	4.500	08/01/54	292,959
360,888		Delta Air Lines, Inc	5.300	04/15/19	394,270
179,358		Delta Air Lines, Inc	4.750	05/07/20	194,155
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	196,420
100,000		Embraer S.A.	5.150	06/15/22	106,125
134,000		FedEx Corp	8.000	01/15/19	165,142
300,000		FedEx Corp	4.000	01/15/24	309,080
1,000,000		FedEx Corp	4.900	01/15/34	1,076,106
200,000		FedEx Corp	3.875	08/01/42	180,142
100,000		GATX Corp	3.500	07/15/16	104,132
443,000		GATX Corp	1.250	03/04/17	439,779
100,000		GATX Corp	2.375	07/30/18	100,594
200,000		GATX Corp	2.500	03/15/19	200,151
225,000		GATX Corp	5.200	03/15/44	239,208
83

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Hawaiian Airlines Pass Through Certificates	3.900%	01/15/26	$248,875
100,000	JB Hunt Transport Services, Inc	2.400	03/15/19	100,214
100,000	Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	95,102
100,000	Kansas City Southern Railway Co	4.300	05/15/43	96,819
210,000	Norfolk Southern Corp	5.750	04/01/18	237,446
100,000	Norfolk Southern Corp	3.250	12/01/21	101,940
250,000	Norfolk Southern Corp	3.000	04/01/22	248,873
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,248,453
200,000	Norfolk Southern Corp	3.850	01/15/24	206,825
81,000	Norfolk Southern Corp	5.590	05/17/25	94,827
16,000	Norfolk Southern Corp	4.837	10/01/41	17,166
750,000	Norfolk Southern Corp	3.950	10/01/42	708,187
200,000	Norfolk Southern Corp	4.800	08/15/43	214,434
250,000	Northrop Grumman Corp	1.750	06/01/18	247,784
650,000	Northrop Grumman Corp	3.500	03/15/21	673,259
400,000	Northrop Grumman Corp	3.250	08/01/23	395,512
100,000	Northrop Grumman Corp	5.050	11/15/40	108,489
400,000	Northrop Grumman Corp	4.750	06/01/43	411,147
350,000	Ryder System, Inc	3.150	03/02/15	353,866
50,000	Ryder System, Inc	3.600	03/01/16	51,903
150,000	Ryder System, Inc	2.500	03/01/17	153,995
150,000	Ryder System, Inc	2.500	03/01/18	152,778
200,000	Ryder System, Inc	2.450	11/15/18	201,945
100,000	Ryder System, Inc	2.550	06/01/19	100,137
200,000	Ryder System, Inc	2.450	09/03/19	198,879
325,000	Southwest Airlines Co	5.250	10/01/14	325,000
100,000	Union Pacific Corp	2.250	02/15/19	101,116
331,000	Union Pacific Corp	4.163	07/15/22	359,625
500,000	Union Pacific Corp	2.950	01/15/23	497,882
277,000	Union Pacific Corp	3.646	02/15/24	286,307
200,000	Union Pacific Corp	3.750	03/15/24	208,259
200,000	Union Pacific Corp	3.250	01/15/25	198,739
100,000	Union Pacific Corp	4.750	09/15/41	107,992
100,000	Union Pacific Corp	4.300	06/15/42	101,295
150,000	Union Pacific Corp	4.250	04/15/43	149,649
250,000	Union Pacific Corp	4.750	12/15/43	268,684
200,000	Union Pacific Corp	4.821	02/01/44	216,968
200,000	Union Pacific Corp	4.850	06/15/44	218,389
300,000	United Airlines Pass Through Trust	4.300	08/15/25	313,500
300,000	United Airlines Pass Through Trust	3.750	09/03/26	303,750
100,000	United Parcel Service, Inc	1.125	10/01/17	99,360
100,000	United Parcel Service, Inc	5.500	01/15/18	112,274
300,000	United Parcel Service, Inc	5.125	04/01/19	337,627
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,144,394
200,000	United Parcel Service, Inc	2.450	10/01/22	193,233
35,000	United Parcel Service, Inc	6.200	01/15/38	45,430
450,000	United Parcel Service, Inc	3.625	10/01/42	409,421
191,182	US Airways Pass Through Trust	4.625	06/03/25	199,307
300,000	US Airways Pass Through Trust	3.950	11/15/25	302,250
	TOTAL TRANSPORTATION			34,169,066
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
UTILITIES - 2.2%
$370,000	AGL Capital Corp	5.250%	08/15/19	$414,710
275,000	AGL Capital Corp	4.400	06/01/43	277,243
200,000	Alabama Power Co	0.550	10/15/15	199,914
475,000	Alabama Power Co	3.550	12/01/23	487,610
300,000	Alabama Power Co	5.200	06/01/41	349,203
200,000	Alabama Power Co	3.850	12/01/42	191,874
60,000	Alliant Energy Corp	4.000	10/15/14	60,072
600,000	Ameren Illinois Co	2.700	09/01/22	590,402
100,000	Ameren Illinois Co	4.800	12/15/43	108,718
200,000	Ameren Illinois Co	4.300	07/01/44	201,865
500,000	American Water Capital Corp	3.850	03/01/24	519,674
200,000	American Water Capital Corp	3.400	03/01/25	199,161
225,000	American Water Capital Corp	4.300	12/01/42	223,383
50,000	Appalachian Power Co	3.400	05/24/15	50,876
140,000	Appalachian Power Co	7.000	04/01/38	189,833
500,000	Appalachian Power Co	4.400	05/15/44	501,283
150,000	Arizona Public Service Co	8.750	03/01/19	190,551
200,000	Arizona Public Service Co	3.350	06/15/24	201,023
350,000	Arizona Public Service Co	4.500	04/01/42	363,868
200,000	Arizona Public Service Co	4.700	01/15/44	216,320
60,000	Atmos Energy Corp	4.950	10/15/14	60,092
100,000	Atmos Energy Corp	8.500	03/15/19	125,416
100,000	Atmos Energy Corp	5.500	06/15/41	120,849
125,000	Atmos Energy Corp	4.150	01/15/43	124,392
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	104,830
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	403,990
200,000	Berkshire Hathaway Energy Co	1.100	05/15/17	198,386
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	198,370
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	205,161
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	221,697
200,000	Black Hills Corp	4.250	11/30/23	210,492
785,000	Carolina Power & Light Co	5.300	01/15/19	887,519
350,000	Carolina Power & Light Co	3.000	09/15/21	354,916
150,000	Carolina Power & Light Co	2.800	05/15/22	148,900
100,000	Carolina Power & Light Co	4.100	05/15/42	99,437
300,000	Carolina Power & Light Co	4.100	03/15/43	297,793
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	380,068
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	138,165
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	91,736
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	317,547
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	462,551
203,000	Cleco Power LLC	6.000	12/01/40	240,620
200,000	CMS Energy Corp	3.875	03/01/24	204,549
100,000	CMS Energy Corp	4.700	03/31/43	101,035
500,000	Commonwealth Edison Co	1.950	09/01/16	510,462
300,000	Commonwealth Edison Co	2.150	01/15/19	301,321
775,000	Commonwealth Edison Co	4.000	08/01/20	833,902
387,000	Commonwealth Edison Co	5.900	03/15/36	483,571
200,000	Commonwealth Edison Co	3.800	10/01/42	188,342
300,000	Commonwealth Edison Co	4.600	08/15/43	317,656
300,000	Commonwealth Edison Co	4.700	01/15/44	328,654
200,000	Connecticut Light & Power Co	2.500	01/15/23	191,603
85

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Connecticut Light & Power Co	4.300%	04/15/44	$204,590
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	71,350
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,532,656
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	394,518
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	196,660
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	520,382
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	609,981
105,000		Consolidated Natural Gas Co	5.000	12/01/14	105,217
480,000		Constellation Energy Group, Inc	4.550	06/15/15	492,589
395,000		Consumers Energy Co	5.500	08/15/16	429,334
230,000		Consumers Energy Co	6.125	03/15/19	268,105
150,000		Consumers Energy Co	2.850	05/15/22	149,511
200,000		Consumers Energy Co	3.375	08/15/23	205,517
100,000		Consumers Energy Co	3.125	08/31/24	99,383
250,000		Consumers Energy Co	3.950	05/15/43	242,716
100,000		Consumers Energy Co	4.350	08/31/64	99,304
300,000		Dayton Power & Light Co	1.875	09/15/16	303,991
200,000		Delmarva Power & Light Co	3.500	11/15/23	204,902
400,000		Detroit Edison Co	3.450	10/01/20	416,665
100,000		Detroit Edison Co	2.650	06/15/22	98,300
100,000		Detroit Edison Co	3.950	06/15/42	97,135
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	202,983
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	213,759
360,000		Dominion Resources, Inc	5.150	07/15/15	372,351
100,000		Dominion Resources, Inc	1.400	09/15/17	99,300
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,842,230
500,000		Dominion Resources, Inc	2.750	09/15/22	484,387
200,000		Dominion Resources, Inc	5.950	06/15/35	242,000
100,000		Dominion Resources, Inc	4.050	09/15/42	92,818
300,000	h,i	Dominion Resources, Inc	5.750	10/01/54	303,429
200,000		DTE Electric Co	3.650	03/15/24	206,828
200,000		DTE Electric Co	3.375	03/01/25	201,348
200,000		DTE Electric Co	4.000	04/01/43	193,902
200,000		DTE Electric Co	4.300	07/01/44	203,911
200,000		DTE Energy Co	3.850	12/01/23	206,902
200,000		DTE Energy Co	3.500	06/01/24	200,680
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	137,107
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	489,747
500,000		Duke Energy Corp	2.100	06/15/18	503,699
746,000		Duke Energy Corp	5.050	09/15/19	835,131
300,000		Duke Energy Corp	3.050	08/15/22	297,963
300,000		Duke Energy Corp	3.950	10/15/23	312,198
200,000		Duke Energy Corp	3.750	04/15/24	205,037
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	252,271
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	224,538
500,000		Duke Energy Ohio, Inc	3.800	09/01/23	523,177
400,000		Duke Energy Progress, Inc	4.375	03/30/44	414,245
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	50,046
100,000		Enbridge, Inc	5.600	04/01/17	109,914
300,000		Enbridge, Inc	4.000	10/01/23	310,603
300,000		Enbridge, Inc	4.500	06/10/44	292,108
150,000		Energen Corp	4.625	09/01/21	147,033
86

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Energy Transfer Partners LP	6.125%	02/15/17	$441,578
44,000		Energy Transfer Partners LP	9.700	03/15/19	56,304
500,000		Energy Transfer Partners LP	4.650	06/01/21	530,893
200,000		Energy Transfer Partners LP	5.200	02/01/22	214,439
200,000		Energy Transfer Partners LP	3.600	02/01/23	194,680
500,000		Energy Transfer Partners LP	4.900	02/01/24	522,620
140,000		Energy Transfer Partners LP	7.500	07/01/38	178,304
450,000		Energy Transfer Partners LP	6.500	02/01/42	512,401
200,000		Energy Transfer Partners LP	5.150	02/01/43	193,218
200,000		Energy Transfer Partners LP	5.950	10/01/43	214,409
200,000		EnLink Midstream Partners LP	2.700	04/01/19	201,232
200,000		EnLink Midstream Partners LP	5.600	04/01/44	218,782
125,000		Entergy Arkansas, Inc	3.750	02/15/21	132,044
300,000		Entergy Arkansas, Inc	3.050	06/01/23	295,321
175,000		Entergy Arkansas, Inc	3.700	06/01/24	179,901
200,000		Entergy Corp	3.625	09/15/15	204,846
200,000		Entergy Corp	5.125	09/15/20	219,727
150,000		Entergy Louisiana LLC	1.875	12/15/14	150,472
200,000		Entergy Louisiana LLC	4.050	09/01/23	213,601
225,000		Entergy Texas, Inc	7.125	02/01/19	268,656
300,000		EQT Midstream Partners LP	4.000	08/01/24	295,723
75,000		Exelon Corp	4.900	06/15/15	77,190
200,000		Exelon Generation Co LLC	4.250	06/15/22	206,115
371,000		Exelon Generation Co LLC	5.600	06/15/42	396,365
400,000		Florida Power & Light Co	2.750	06/01/23	390,685
500,000		Florida Power & Light Co	3.250	06/01/24	503,796
247,000		Florida Power & Light Co	4.950	06/01/35	282,505
400,000		Florida Power & Light Co	5.250	02/01/41	470,462
100,000		Florida Power & Light Co	4.125	02/01/42	100,500
200,000		Florida Power & Light Co	4.050	06/01/42	199,358
450,000		Florida Power & Light Co	3.800	12/15/42	428,682
400,000		Florida Power & Light Co	4.050	10/01/44	394,902
29,000		Florida Power Corp	5.650	06/15/18	32,935
1,200,000		Florida Power Corp	3.100	08/15/21	1,227,647
165,000		Florida Power Corp	6.400	06/15/38	219,920
300,000		Florida Power Corp	3.850	11/15/42	284,937
690,000		FPL Group Capital, Inc	2.600	09/01/15	702,247
300,000		Georgia Power Co	0.625	11/15/15	300,149
900,000		Georgia Power Co	5.700	06/01/17	1,001,506
177,000		Georgia Power Co	5.950	02/01/39	219,111
700,000		Georgia Power Co	4.300	03/15/43	698,370
200,000		Great Plains Energy, Inc	4.850	06/01/21	220,306
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	227,500
80,000		Indiana Michigan Power Co	7.000	03/15/19	95,613
200,000		Indiana Michigan Power Co	3.200	03/15/23	199,150
70,000		Integrys Energy Group, Inc	4.170	11/01/20	74,233
100,000		Interstate Power & Light Co	6.250	07/15/39	130,747
200,000		Interstate Power & Light Co	4.700	10/15/43	219,746
200,000		ITC Holdings Corp	4.050	07/01/23	207,334
300,000		ITC Holdings Corp	3.650	06/15/24	299,068
225,000		Kansas City Power & Light Co	3.150	03/15/23	224,292
100,000		Kansas City Power & Light Co	5.300	10/01/41	112,867
87

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$20,000	g	Kansas Gas & Electric	6.700%	06/15/19	$23,781
175,000		Kentucky Utilities Co	4.650	11/15/43	188,950
250,000		KeySpan Corp	5.803	04/01/35	293,896
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	447,383
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	299,107
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	622,978
500,000		Kinder Morgan Energy Partners LP	3.500	03/01/21	501,697
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	112,140
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,191,287
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	334,424
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	189,923
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	296,267
500,000		Kinder Morgan Energy Partners LP	4.250	09/01/24	494,504
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	596,583
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	310,191
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	188,414
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	462,284
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	400,892
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	196,669
320,000		LG&E and KU Energy LLC	3.750	11/15/20	332,444
125,000		Louisville Gas & Electric Co	4.650	11/15/43	135,408
880,000		Metropolitan Edison Co	7.700	01/15/19	1,057,229
200,000		MidAmerican Energy Co	3.500	10/15/24	203,258
200,000		MidAmerican Energy Co	4.400	10/15/44	205,950
300,000		MidAmerican Energy Co	2.400	03/15/19	304,038
200,000		MidAmerican Energy Co	3.700	09/15/23	209,033
200,000		MidAmerican Energy Co	4.800	09/15/43	218,777
350,000		MidAmerican Energy Holdings Co	5.750	04/01/18	395,250
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,262,309
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	387,904
750,000		Mississippi Power Co	4.250	03/15/42	736,363
100,000		National Fuel Gas Co	4.900	12/01/21	107,147
200,000		National Fuel Gas Co	3.750	03/01/23	198,034
820,000		Nevada Power Co	6.500	08/01/18	957,013
45,000		Nevada Power Co	7.125	03/15/19	54,260
230,000		Nevada Power Co	5.375	09/15/40	275,847
700,000		NextEra Energy Capital Holdings, Inc	1.200	06/01/15	702,918
200,000		NextEra Energy Capital Holdings, Inc	2.400	09/15/19	198,723
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	101,057
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	541,888
350,000		NiSource Finance Corp	6.400	03/15/18	399,479
150,000		NiSource Finance Corp	6.125	03/01/22	175,633
400,000		NiSource Finance Corp	3.850	02/15/23	410,165
100,000		NiSource Finance Corp	5.950	06/15/41	116,801
200,000		NiSource Finance Corp	5.250	02/15/43	215,539
150,000		NiSource Finance Corp	4.800	02/15/44	152,607
300,000		NiSource Finance Corp	5.650	02/01/45	341,019
300,000		Northeast Utilities	2.800	05/01/23	288,917
150,000		Northern States Power Co	2.150	08/15/22	142,056
300,000		Northern States Power Co	2.600	05/15/23	288,116
425,000		Northern States Power Co	5.350	11/01/39	501,483
200,000		Northern States Power Co	3.400	08/15/42	177,655
88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Northern States Power Co	4.125%	05/15/44	$301,568
150,000		NSTAR Electric Co	5.625	11/15/17	168,231
200,000		NSTAR Electric Co	2.375	10/15/22	191,165
500,000		Oglethorpe Power Corp	4.200	12/01/42	479,696
300,000		Oglethorpe Power Corp	4.550	06/01/44	300,027
250,000		Ohio Edison Co	8.250	10/15/38	386,710
600,000		Ohio Power Co	5.375	10/01/21	695,137
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	117,665
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	384,807
220,000		Oncor Electric Delivery Co LLC	6.375	01/15/15	223,609
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	234,465
100,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	99,221
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	160,919
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	98,910
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	116,091
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	590,841
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	176,720
750,000		ONEOK Partners LP	3.250	02/01/16	773,300
100,000		ONEOK Partners LP	2.000	10/01/17	100,569
200,000		ONEOK Partners LP	3.200	09/15/18	207,286
400,000		ONEOK Partners LP	3.375	10/01/22	390,051
200,000		ONEOK Partners LP	5.000	09/15/23	216,203
130,000		ONEOK Partners LP	6.650	10/01/36	154,832
250,000		ONEOK Partners LP	6.850	10/15/37	305,614
100,000		ONEOK Partners LP	6.125	02/01/41	113,737
355,000		Pacific Gas & Electric Co	8.250	10/15/18	436,400
400,000		Pacific Gas & Electric Co	3.250	06/15/23	396,013
175,000		Pacific Gas & Electric Co	3.850	11/15/23	181,433
200,000		Pacific Gas & Electric Co	3.750	02/15/24	204,475
500,000		Pacific Gas & Electric Co	3.400	08/15/24	496,350
420,000		Pacific Gas & Electric Co	6.050	03/01/34	517,697
600,000		Pacific Gas & Electric Co	5.400	01/15/40	684,544
400,000		Pacific Gas & Electric Co	4.500	12/15/41	406,020
150,000		Pacific Gas & Electric Co	3.750	08/15/42	136,804
400,000		Pacific Gas & Electric Co	4.600	06/15/43	413,997
200,000		Pacific Gas & Electric Co	5.125	11/15/43	222,812
300,000		Pacific Gas & Electric Co	4.750	02/15/44	316,733
250,000		PacifiCorp	2.950	02/01/22	251,509
200,000		PacifiCorp	2.950	06/01/23	197,765
300,000		PacifiCorp	3.600	04/01/24	308,079
850,000		PacifiCorp	6.000	01/15/39	1,077,786
150,000		PECO Energy Co	2.375	09/15/22	143,949
200,000		PECO Energy Co	4.800	10/15/43	224,948
200,000		PECO Energy Co	4.150	10/01/44	200,192
165,000		Pepco Holdings, Inc	2.700	10/01/15	167,852
300,000		PG&E Corp	2.400	03/01/19	300,349
150,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	152,543
200,000		Piedmont Natural Gas Co, Inc	4.650	08/01/43	215,714
200,000		Potomac Electric Power Co	3.600	03/15/24	205,690
65,000		Potomac Electric Power Co	7.900	12/15/38	100,409
200,000		Potomac Electric Power Co	4.150	03/15/43	203,444
300,000		PPL Capital Funding, Inc	4.200	06/15/22	319,315
89

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	PPL Capital Funding, Inc	3.500%	12/01/22	$201,298
400,000	PPL Capital Funding, Inc	3.400	06/01/23	394,144
100,000	PPL Capital Funding, Inc	3.950	03/15/24	102,799
200,000	PPL Electric Utilities Corp	2.500	09/01/22	195,243
300,000	PPL Electric Utilities Corp	4.750	07/15/43	329,300
200,000	PPL Electric Utilities Corp	4.125	06/15/44	201,618
225,000	PPL Energy Supply LLC	6.500	05/01/18	244,194
100,000	PPL Energy Supply LLC	4.600	12/15/21	94,713
300,000	Progress Energy, Inc	3.150	04/01/22	301,040
900,000	Progress Energy, Inc	7.750	03/01/31	1,264,903
200,000	PSEG Power LLC	5.320	09/15/16	216,307
100,000	PSEG Power LLC	2.450	11/15/18	100,774
150,000	Public Service Co of Colorado	2.250	09/15/22	142,732
200,000	Public Service Co of Colorado	2.500	03/15/23	191,893
150,000	Public Service Co of Colorado	3.600	09/15/42	137,025
100,000	Public Service Co of Colorado	4.300	03/15/44	102,463
200,000	Public Service Co of New Hampshire	3.500	11/01/23	206,323
520,000	Public Service Co of Oklahoma	5.150	12/01/19	580,170
100,000	Public Service Co of Oklahoma	4.400	02/01/21	109,169
150,000	Public Service Co of Oklahoma	6.625	11/15/37	197,474
220,000	Public Service Electric & Gas Co	5.300	05/01/18	246,607
200,000	Public Service Electric & Gas Co	2.300	09/15/18	203,324
500,000	Public Service Electric & Gas Co	1.800	06/01/19	493,324
200,000	Public Service Electric & Gas Co	2.000	08/15/19	199,060
200,000	Public Service Electric & Gas Co	3.750	03/15/24	209,113
200,000	Public Service Electric & Gas Co	3.150	08/15/24	199,527
410,000	Public Service Electric & Gas Co	5.375	11/01/39	491,831
200,000	Public Service Electric & Gas Co	3.950	05/01/42	195,579
100,000	Public Service Electric & Gas Co	3.650	09/01/42	92,492
200,000	Public Service Electric & Gas Co	3.800	01/01/43	189,553
200,000	Public Service Electric & Gas Co	4.000	06/01/44	195,932
250,000	Puget Sound Energy, Inc	5.757	10/01/39	307,477
100,000	Puget Sound Energy, Inc	4.434	11/15/41	106,107
100,000	Questar Corp	2.750	02/01/16	102,274
150,000	San Diego Gas & Electric Co	3.000	08/15/21	153,334
400,000	San Diego Gas & Electric Co	3.600	09/01/23	417,434
305,000	San Diego Gas & Electric Co	5.350	05/15/40	363,240
100,000	San Diego Gas & Electric Co	3.950	11/15/41	98,726
300,000	SCANA Corp	4.750	05/15/21	323,663
100,000	SCANA Corp	4.125	02/01/22	103,170
250,000	Scottish Power Ltd	5.810	03/15/25	284,034
605,000	Sempra Energy	2.300	04/01/17	617,497
150,000	Sempra Energy	2.875	10/01/22	146,297
500,000	Sempra Energy	4.050	12/01/23	524,867
200,000	Sempra Energy	3.550	06/15/24	201,501
260,000	Sempra Energy	6.000	10/15/39	323,005
125,000	Sierra Pacific Power Co	3.375	08/15/23	126,599
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	56,675
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	148,752
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	253,837
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	315,548
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	201,816
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$476,536		Southaven Combined Cycle Generation LLC	3.846%	08/15/33	$490,481
100,000		Southern California Edison Co	5.000	01/15/16	105,582
200,000		Southern California Edison Co	1.125	05/01/17	199,298
250,000		Southern California Edison Co	5.500	08/15/18	282,878
280,000		Southern California Edison Co	3.875	06/01/21	301,738
400,000		Southern California Edison Co	3.500	10/01/23	411,594
185,000		Southern California Edison Co	6.050	03/15/39	236,850
300,000		Southern California Edison Co	4.500	09/01/40	316,359
500,000		Southern California Edison Co	3.900	12/01/41	481,769
200,000		Southern California Edison Co	4.050	03/15/42	195,961
500,000		Southern California Edison Co	3.900	03/15/43	476,489
200,000		Southern California Gas Co	3.150	09/15/24	199,188
150,000		Southern California Gas Co	3.750	09/15/42	141,689
200,000		Southern California Gas Co	4.450	03/15/44	212,465
200,000		Southern Co	2.375	09/15/15	203,361
100,000		Southern Co	1.950	09/01/16	101,968
300,000		Southern Co	2.450	09/01/18	305,148
108,000	g	Southern Natural Gas Co	5.900	04/01/17	119,226
550,000		Southern Natural Gas Co	4.400	06/15/21	575,515
100,000		Southern Natural Gas Co	8.000	03/01/32	127,063
250,000		Southwest Gas Corp	3.875	04/01/22	264,861
250,000		Southwestern Electric Power Co	5.550	01/15/17	273,495
400,000		Southwestern Electric Power Co	6.200	03/15/40	509,270
600,000		Southwestern Public Service Co	4.500	08/15/41	629,878
60,000		Spectra Energy Capital LLC	6.200	04/15/18	67,811
600,000		Spectra Energy Capital LLC	3.300	03/15/23	571,879
200,000		Spectra Energy Partners LP	2.950	09/25/18	206,166
200,000		Spectra Energy Partners LP	4.750	03/15/24	214,515
200,000		Spectra Energy Partners LP	5.950	09/25/43	234,809
150,000		System Energy Resources, Inc	4.100	04/01/23	153,703
200,000		Tampa Electric Co	5.400	05/15/21	230,581
100,000		Tampa Electric Co	2.600	09/15/22	96,584
100,000		Tampa Electric Co	4.100	06/15/42	98,784
175,000		Tampa Electric Co	4.350	05/15/44	180,025
200,000		TECO Finance, Inc	5.150	03/15/20	222,767
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	245,295
12,000		Toledo Edison Co	7.250	05/01/20	14,282
300,000		Toledo Edison Co	6.150	05/15/37	361,390
770,000		Total Capital S.A.	3.125	10/02/15	790,338
300,000		Total Capital S.A.	2.125	08/10/18	303,746
200,000		Total Capital S.A.	4.450	06/24/20	220,329
100,000		Total Capital S.A.	4.125	01/28/21	108,480
200,000		TransAlta Corp	1.900	06/03/17	200,030
350,000		TransAlta Corp	6.650	05/15/18	397,071
300,000		TransAlta Corp	4.500	11/15/22	300,436
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	121,034
300,000		Union Electric Co	3.500	04/15/24	307,521
100,000		Union Electric Co	8.450	03/15/39	163,387
100,000		Union Electric Co	3.900	09/15/42	96,300
100,000		United Utilities plc	6.875	08/15/28	119,054
200,000		Virginia Electric and Power Co	1.200	01/15/18	197,232
309,000		Virginia Electric and Power Co	2.750	03/15/23	301,962
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Virginia Electric and Power Co	3.450%	02/15/24	$508,096
350,000	Virginia Electric and Power Co	6.000	05/15/37	442,933
160,000	Virginia Electric and Power Co	4.000	01/15/43	154,617
250,000	Virginia Electric and Power Co	4.650	08/15/43	268,523
300,000	Virginia Electric and Power Co	4.450	02/15/44	311,326
500,000	Westar Energy, Inc	4.125	03/01/42	496,398
175,000	Westar Energy, Inc	4.100	04/01/43	175,075
200,000	Western Gas Partners LP	2.600	08/15/18	201,542
450,000	Western Gas Partners LP	4.000	07/01/22	460,337
100,000	Western Gas Partners LP	5.450	04/01/44	110,109
225,000	Western Massachusetts Electric Co	3.500	09/15/21	235,126
35,000	Williams Cos, Inc	7.875	09/01/21	42,160
475,000	Williams Cos, Inc	3.700	01/15/23	448,696
350,000	Williams Cos, Inc	4.550	06/24/24	346,245
300,000	Williams Cos, Inc	7.750	06/15/31	361,129
350,000	Williams Cos, Inc	5.750	06/24/44	343,890
245,000	Williams Partners LP	3.800	02/15/15	247,716
70,000	Williams Partners LP	7.250	02/01/17	78,830
530,000	Williams Partners LP	5.250	03/15/20	588,529
600,000	Williams Partners LP	4.000	11/15/21	620,734
200,000	Williams Partners LP	3.350	08/15/22	195,551
300,000	Williams Partners LP	4.500	11/15/23	313,505
300,000	Williams Partners LP	4.300	03/04/24	305,987
500,000	Williams Partners LP	3.900	01/15/25	496,293
300,000	Williams Partners LP	5.800	11/15/43	330,965
300,000	Williams Partners LP	5.400	03/04/44	318,173
500,000	Williams Partners LP	4.900	01/15/45	487,680
300,000	Wisconsin Electric Power Co	1.700	06/15/18	298,481
200,000	Wisconsin Electric Power Co	5.625	05/15/33	245,430
200,000	Wisconsin Electric Power Co	3.650	12/15/42	188,303
100,000	Wisconsin Electric Power Co	4.250	06/01/44	103,708
200,000	Wisconsin Power & Light Co	2.250	11/15/22	190,829
200,000	Wisconsin Public Service Corp	3.671	12/01/42	187,239
200,000	Wisconsin Public Service Corp	4.752	11/01/44	223,227
200,000	Xcel Energy, Inc	0.750	05/09/16	199,706
100,000	Xcel Energy, Inc	4.700	05/15/20	110,862
100,000	Xcel Energy, Inc	4.800	09/15/41	109,809
	TOTAL UTILITIES			118,950,504

	TOTAL CORPORATE BONDS			1,346,609,492
	(Cost $1,319,535,893)

GOVERNMENT BONDS - 72.4%

AGENCY SECURITIES - 3.4%
250,000	Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	254,399
3,000,000	Federal Farm Credit Bank (FFCB)	1.500	11/16/15	3,041,202
1,475,000	FFCB	4.875	12/16/15	1,556,006
1,600,000	FFCB	1.050	03/28/16	1,613,722
7,650,000	Federal Home Loan Bank (FHLB)	2.875	06/12/15	7,795,625
6,215,000	FHLB	0.375	08/28/15	6,227,331
1,000,000	FHLB	5.375	05/18/16	1,078,928
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$95,000		FHLB	4.750%	12/16/16	$103,330
500,000		FHLB	4.875	05/17/17	550,388
1,000,000		FHLB	0.750	09/08/17	986,582
2,745,000		FHLB	5.000	11/17/17	3,058,572
4,000,000		FHLB	1.625	06/14/19	3,932,988
5,005,000		FHLB	5.500	07/15/36	6,487,401
108,000		Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	111,574
125,000		FHLMC	4.750	11/17/15	131,286
132,000		FHLMC	4.750	01/19/16	139,675
6,213,000		FHLMC	5.250	04/18/16	6,670,196
127,000		FHLMC	5.500	07/18/16	137,908
16,736,000		FHLMC	5.125	10/18/16	18,243,913
20,000,000		FHLMC	0.875	03/07/18	19,659,420
14,000,000		FHLMC	2.375	01/13/22	13,919,052
4,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	4,013,784
10,000,000		FNMA	0.500	05/27/15	10,022,940
5,000,000		FNMA	0.500	07/02/15	5,011,635
8,000,000		FNMA	0.375	12/21/15	8,012,560
5,000,000		FNMA	2.250	03/15/16	5,129,360
10,215,000		FNMA	5.000	03/15/16	10,894,196
150,000		FNMA	5.000	05/11/17	165,582
4,340,000		FNMA	5.375	06/12/17	4,843,006
8,000,000		FNMA	1.625	11/27/18	7,983,472
11,000,000	j	FNMA	0.000	10/09/19	9,756,274
2,310,000	i	FNMA	2.301	09/25/22	2,223,375
3,000,000		FNMA	2.625	09/06/24	2,951,022
5,000,000		FNMA	6.625	11/15/30	7,104,745
1,000,000		FNMA	5.625	07/15/37	1,333,965
815,000		Financing Corp	9.400	02/08/18	1,025,627
825,000		Financing Corp	9.800	04/06/18	1,059,593
815,000		Financing Corp	10.350	08/03/18	1,077,371
400,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	399,405
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	503,682
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	454,392
590,000		PEFCO	2.250	12/15/17	607,278
175,000		PEFCO	1.450	08/15/19	170,782
550,000		PEFCO	2.250	03/15/20	551,042
400,000		PEFCO	2.050	11/15/22	380,081
700,000		Tunisia Government AID Bonds	1.686	07/16/19	696,500
250,000		Ukraine Government AID Bonds	1.844	05/16/19	249,125
300,000		Israel Government AID Bond	5.500	04/26/24	364,516
300,000		Tennessee Valley Authority	1.750	10/15/18	300,257
750,000		Tennessee Valley Authority	2.875	09/15/24	744,366
		TOTAL AGENCY SECURITIES			183,729,431

FOREIGN GOVERNMENT BONDS - 3.7%
450,000		African Development Bank	2.375	09/23/21	450,005
1,750,000		Asian Development Bank	2.500	03/15/16	1,800,795
2,000,000		Asian Development Bank	1.125	03/15/17	2,007,678
1,000,000		Asian Development Bank	1.875	04/12/19	1,005,550
1,500,000		Asian Development Bank	1.375	03/23/20	1,451,625
75,000		Asian Development Bank	5.820	06/16/28	95,685
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$906,000	Brazilian Government International Bond	5.875%	01/15/19	$1,019,250
2,090,000	Brazilian Government International Bond	4.875	01/22/21	2,221,670
1,424,000	Brazilian Government International Bond	4.250	01/07/25	1,409,760
2,730,000	Brazilian Government International Bond	5.625	01/07/41	2,818,725
1,152,000	Brazilian Government International Bond	5.000	01/27/45	1,082,880
850,000	Canada Government International Bond	0.875	02/14/17	848,646
1,000,000	Canada Government International Bond	1.625	02/27/19	996,392
345,000	Chile Government International Bond	3.875	08/05/20	368,115
300,000	Chile Government International Bond	2.250	10/30/22	283,500
300,000	Chile Government International Bond	3.625	10/30/42	263,250
850,000	China Development Bank	5.000	10/15/15	882,973
900,000	Colombia Government International Bond	8.250	12/22/14	913,500
450,000	Colombia Government International Bond	7.375	03/18/19	536,625
900,000	Colombia Government International Bond	4.375	07/12/21	951,750
600,000	Colombia Government International Bond	2.625	03/15/23	552,000
750,000	Colombia Government International Bond	4.000	02/26/24	758,625
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,461,250
750,000	Colombia Government International Bond	5.625	02/26/44	825,000
30,000	Corp Andina de Fomento	5.125	05/05/15	30,660
500,000	Corp Andina de Fomento	3.750	01/15/16	517,500
527,000	Corp Andina de Fomento	4.375	06/15/22	563,223
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,029,465
500,000	Council of Europe Development Bank	1.500	06/19/17	505,110
500,000	Council of Europe Development Bank	1.000	03/07/18	493,201
500,000	Council of Europe Development Bank	1.125	05/31/18	493,189
300,000	Development Bank of Japan	5.125	02/01/17	327,954
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,600
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,544,662
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,012,213
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	497,619
4,000,000	European Investment Bank	1.125	04/15/15	4,020,080
5,000,000	European Investment Bank	1.625	09/01/15	5,062,255
5,500,000	European Investment Bank	1.375	10/20/15	5,563,002
4,000,000	European Investment Bank	2.250	03/15/16	4,101,984
1,000,000	European Investment Bank	0.625	04/15/16	1,001,849
2,200,000	European Investment Bank	1.750	03/15/17	2,241,435
2,500,000	European Investment Bank	0.875	04/18/17	2,493,252
750,000	European Investment Bank	1.000	03/15/18	739,552
500,000	European Investment Bank	1.000	06/15/18	490,483
1,000,000	European Investment Bank	1.875	03/15/19	1,003,600
1,000,000	European Investment Bank	2.875	09/15/20	1,040,474
500,000	European Investment Bank	2.500	04/15/21	507,188
2,000,000	European Investment Bank	3.250	01/29/24	2,097,302
1,705,000	European Investment Bank	4.875	02/15/36	2,082,047
545,000	Export Development Canada	2.250	05/28/15	552,276
300,000	Export Development Canada	0.500	09/15/15	300,732
250,000	Export Development Canada	1.250	10/26/16	252,512
500,000	Export Development Canada	0.625	12/15/16	497,946
1,300,000	Export Development Canada	0.750	12/15/17	1,278,208
500,000	Export Development Canada	1.750	08/19/19	496,883
250,000	Export-Import Bank of Korea	5.875	01/14/15	253,578
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,123,804
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Export-Import Bank of Korea	1.250%	11/20/15	$301,236
400,000	Export-Import Bank of Korea	3.750	10/20/16	420,384
200,000	Export-Import Bank of Korea	1.750	02/27/18	198,074
775,000	Export-Import Bank of Korea	5.125	06/29/20	869,100
300,000	Export-Import Bank of Korea	5.000	04/11/22	334,827
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,737,075
526,944	Federative Republic of Brazil	8.000	01/15/18	580,429
100,000	Finland Government International Bond	6.950	02/15/26	130,061
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,724,238
500,000	Hydro Quebec	2.000	06/30/16	511,111
800,000	Hydro Quebec	1.375	06/19/17	804,362
270,000	Hydro Quebec	9.400	02/01/21	365,924
200,000	Hydro Quebec	8.500	12/01/29	301,029
2,500,000	Inter-American Development Bank	2.250	07/15/15	2,539,665
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,019,656
750,000	Inter-American Development Bank	1.500	09/25/18	747,968
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,214,542
750,000	Inter-American Development Bank	1.375	07/15/20	720,659
700,000	Inter-American Development Bank	3.200	08/07/42	639,477
300,000	Inter-American Development Bank	4.375	01/24/44	338,532
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,246,048
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,148,109
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	955,873
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,514,408
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,501,088
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	553,490
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	495,173
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,005,756
1,700,000	International Finance Corp	2.750	04/20/15	1,723,115
2,750,000	International Finance Corp	1.125	11/23/16	2,765,840
2,000,000	International Finance Corp	1.750	09/04/18	2,013,066
800,000	Israel Government AID Bond	5.500	09/18/23	966,715
400,000	Israel Government International Bond	5.125	03/26/19	450,600
705,000	Israel Government International Bond	4.000	06/30/22	753,998
300,000	Israel Government International Bond	3.150	06/30/23	300,450
300,000	Israel Government International Bond	4.500	01/30/43	297,000
500,000	Italian Republic	3.125	01/26/15	502,680
1,200,000	Italian Republic	5.250	09/20/16	1,295,016
1,374,000	Italian Republic	5.375	06/15/33	1,652,131
1,500,000	Italy Government International Bond	4.750	01/25/16	1,573,091
430,000	Italy Government International Bond	5.375	06/12/17	472,568
1,100,000	Japan Bank for International Cooperation	1.875	09/24/15	1,115,749
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,895,898
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,052,902
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,106,382
600,000	Japan Finance Corp	2.250	07/13/16	616,624
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	988,689
1,600,000	KFW	2.625	01/25/22	1,626,525
475,000	Korea Development Bank	4.375	08/10/15	489,497
235,000	Korea Development Bank	3.250	03/09/16	242,031
400,000	Korea Development Bank	3.500	08/22/17	419,480
300,000	Korea Development Bank	1.500	01/22/18	294,710
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Korea Development Bank	3.000%	09/14/22	$195,316
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,013,406
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,614,202
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,235,283
461,000	Mexico Government International Bond	6.750	09/27/34	585,470
1,132,000	Mexico Government International Bond	6.050	01/11/40	1,335,760
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,462,945
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,864,258
150,000	Mexico Government International Bond	5.750	10/12/10	154,875
500,000	Nordic Investment Bank	2.250	03/15/16	512,563
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,470,276
2,300,000	North American Development Bank	2.400	10/26/22	2,186,895
1,100,000	Panama Government International Bond	5.200	01/30/20	1,210,000
250,000	Panama Government International Bond	4.000	09/22/24	249,375
300,000	Panama Government International Bond	7.125	01/29/26	378,000
692,000	Panama Government International Bond	6.700	01/26/36	849,430
400,000	Panama Government International Bond	4.300	04/29/53	345,000
520,000	Peruvian Government International Bond	7.125	03/30/19	618,800
925,000	Peruvian Government International Bond	7.350	07/21/25	1,204,813
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,386,000
500,000	Peruvian Government International Bond	5.625	11/18/50	565,000
1,250,000	Philippine Government International Bond	8.875	03/17/15	1,293,750
225,000	Philippine Government International Bond	4.200	01/21/24	237,375
750,000	Philippine Government International Bond	5.500	03/30/26	860,625
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,045,625
380,000	Poland Government International Bond	3.875	07/16/15	389,500
1,985,000	Poland Government International Bond	6.375	07/15/19	2,332,375
67,000	Poland Government International Bond	5.125	04/21/21	74,601
390,000	Poland Government International Bond	5.000	03/23/22	428,513
490,000	Poland Government International Bond	3.000	03/17/23	473,771
1,000,000	Poland Government International Bond	4.000	01/22/24	1,027,500
400,000	Province of British Columbia Canada	1.200	04/25/17	401,603
200,000	Province of British Columbia Canada	2.650	09/22/21	203,003
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,721,396
500,000	Province of Manitoba Canada	4.900	12/06/16	544,075
500,000	Province of Manitoba Canada	1.125	06/01/18	492,829
500,000	Province of Manitoba Canada	1.750	05/30/19	495,407
300,000	Province of Manitoba Canada	3.050	05/14/24	302,723
200,000	Province of New Brunswick Canada	5.200	02/21/17	219,951
200,000	Province of New Brunswick Canada	2.750	06/15/18	207,930
50,000	Province of Nova Scotia Canada	5.125	01/26/17	54,766
200,000	Province of Nova Scotia Canada	8.250	07/30/22	268,954
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,026,768
2,300,000	Province of Ontario Canada	1.600	09/21/16	2,336,356
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,290,834
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,005,275
1,000,000	Province of Ontario Canada	1.650	09/27/19	978,393
230,000	Province of Ontario Canada	4.400	04/14/20	254,895
800,000	Province of Ontario Canada	2.450	06/29/22	782,433
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,528,818
385,000	Province of Quebec Canada	5.125	11/14/16	419,461
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,255,993
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,120,000		Province of Quebec Canada	3.500%	07/29/20	$1,192,576
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,078,399
200,000		Province of Quebec Canada	7.125	02/09/24	259,659
201,000		Province of Quebec Canada	7.500	09/15/29	284,733
100,000		Province of Saskatchewan Canada	8.500	07/15/22	138,021
200,000		Region of Lombardy Italy	5.804	10/25/32	214,334
700,000		Republic of Korea	7.125	04/16/19	846,300
500,000		Republic of Korea	3.875	09/11/23	534,200
400,000		Republic of Korea	4.125	06/10/44	438,232
2,500,000		Republic of Philippines	4.000	01/15/21	2,634,375
800,000		Republic of Turkey	7.500	07/14/17	896,000
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,146,471
225,000		South Africa Government International Bond	5.500	03/09/20	242,156
500,000		South Africa Government International Bond	4.665	01/17/24	503,750
300,000		South Africa Government International Bond	5.875	09/16/25	330,000
300,000		South Africa Government International Bond	6.250	03/08/41	340,125
525,000		South Africa Government International Bond	5.375	07/24/44	521,063
625,000		Svensk Exportkredit AB	5.125	03/01/17	684,989
425,000		Svensk Exportkredit AB	1.125	04/05/18	419,540
500,000		Tunisia Government AID Bonds	2.452	07/24/21	498,271
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,430,000
600,000		Turkey Government International Bond	6.250	09/26/22	660,000
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,150,000
800,000		Turkey Government International Bond	5.750	03/22/24	849,360
3,250,000		Turkey Government International Bond	4.875	04/16/43	2,931,500
800,000		Turkey Government International Bond	6.625	02/17/45	895,000
519,343		Uruguay Government International Bond	4.500	08/14/24	544,012
500,000		Uruguay Government International Bond	4.125	11/20/45	422,500
1,113,907		Uruguay Government International Bond	5.100	06/18/50	1,080,490
		TOTAL FOREIGN GOVERNMENT BONDS			201,363,359

MORTGAGE BACKED - 28.6%
64,835	i	Federal Home Loan Mortgage Corp (FHLMC)	4.928	04/01/35	68,029
10,187	i	FHLMC	2.250	10/01/35	10,861
138,500	i	FHLMC	2.380	02/01/36	148,617
78,998	i	FHLMC	2.314	07/01/36	84,374
252,181	i	FHLMC	2.260	09/01/36	268,556
131,710	i	FHLMC	2.366	09/01/36	139,935
184,837	i	FHLMC	2.371	09/01/36	197,346
51,890	i	FHLMC	5.870	01/01/37	55,289
10,736	i	FHLMC	2.375	02/01/37	11,508
15,365	i	FHLMC	2.390	02/01/37	16,444
365,030	i	FHLMC	2.422	03/01/37	390,872
19,071	i	FHLMC	5.494	03/01/37	19,926
253,132	i	FHLMC	5.716	04/01/37	266,719
206,678	i	FHLMC	6.038	04/01/37	221,159
30,152	i	FHLMC	1.950	05/01/37	30,238
48,329	i	FHLMC	2.654	05/01/37	52,304
48,369	i	FHLMC	2.250	06/01/37	51,613
209,365	i	FHLMC	2.389	06/01/37	220,910
207,946	i	FHLMC	2.618	08/01/37	216,563
136,672	i	FHLMC	1.434	09/01/37	140,610
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$247,786	i	FHLMC	1.676%	09/01/37	$259,123
2,384	i	FHLMC	6.196	09/01/37	2,453
28,862	i	FHLMC	5.537	02/01/38	30,750
129,153	i	FHLMC	2.332	04/01/38	137,623
173,149	i	FHLMC	4.870	04/01/38	185,968
64,243	i	FHLMC	4.824	06/01/38	68,412
19,937	i	FHLMC	2.125	07/01/38	21,301
57,396		FHLMC	5.000	10/01/39	63,472
43,623	i	FHLMC	3.493	06/01/40	46,508
360,452	i	FHLMC	3.402	07/01/40	380,188
349,331	i	FHLMC	2.942	01/01/41	365,072
45,071	i	FHLMC	2.591	05/01/41	47,337
935,553	i	FHLMC	3.389	08/01/41	991,941
470,168	i	FHLMC	2.933	09/01/41	496,959
110,837	i	FHLMC	3.138	10/01/41	115,820
1,924		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	1,931
24		FGLMC	7.500	05/01/16	24
12		FGLMC	7.500	06/01/16	12
10,939		FGLMC	5.500	05/01/17	11,596
21,909		FGLMC	5.500	06/01/17	23,224
15,855		FGLMC	5.000	12/01/17	16,732
10,296		FGLMC	5.500	12/01/17	10,914
18,131		FGLMC	5.000	03/01/18	19,137
59,458		FGLMC	5.000	04/01/18	62,765
51,143		FGLMC	4.500	06/01/18	53,939
149,905		FGLMC	4.500	09/01/18	158,646
105,637		FGLMC	4.000	11/01/18	111,596
179,358		FGLMC	4.500	01/01/19	190,529
20,693		FGLMC	4.000	05/01/19	21,906
157,564		FGLMC	4.500	05/01/19	166,221
352,606		FGLMC	4.500	06/01/19	372,000
117,293		FGLMC	4.000	10/01/19	124,016
44,540		FGLMC	5.500	11/01/19	47,617
352,898		FGLMC	4.500	12/01/19	372,336
57,815		FGLMC	4.500	01/01/20	61,004
23,824		FGLMC	4.500	02/01/20	25,525
1,233,623		FGLMC	4.500	02/01/20	1,301,442
273,991		FGLMC	5.000	05/01/20	289,362
278,981		FGLMC	5.000	05/01/20	296,714
24,408		FGLMC	4.500	07/01/20	26,234
260,654		FGLMC	5.000	07/01/20	277,717
4,731		FGLMC	7.000	10/01/20	5,083
23,282		FGLMC	5.000	12/01/20	24,916
948,257		FGLMC	4.000	05/01/21	1,003,279
507,369		FGLMC	4.500	06/01/21	542,586
285,480		FGLMC	4.500	06/01/21	305,572
236,978		FGLMC	5.000	07/01/21	253,304
34,325		FGLMC	5.500	07/01/21	37,473
3,868,233		FGLMC	3.000	12/01/21	4,012,231
22,579		FGLMC	5.000	10/01/22	24,411
19,100		FGLMC	6.000	11/01/22	20,900
163,806		FGLMC	5.000	04/01/23	178,130
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$10,919	FGLMC	4.500%	05/01/23	$11,766
135,921	FGLMC	5.000	05/01/23	149,576
35,653	FGLMC	5.000	10/01/23	38,762
27,624	FGLMC	5.500	10/01/23	30,659
29,323	FGLMC	5.000	11/01/23	32,269
60,507	FGLMC	5.000	03/01/24	66,586
15,667	FGLMC	4.500	04/01/24	16,946
6,605	FGLMC	4.500	05/01/24	7,140
46,046	FGLMC	4.500	06/01/24	49,825
417,962	FGLMC	4.000	07/01/24	444,353
207,108	FGLMC	4.000	07/01/24	219,467
78,338	FGLMC	5.500	07/01/24	85,419
417,756	FGLMC	4.000	08/01/24	443,941
15,309	FGLMC	4.500	09/01/24	16,420
30,272	FGLMC	4.500	09/01/24	32,747
67,704	FGLMC	4.500	09/01/24	73,165
15,387	FGLMC	5.500	09/01/24	17,107
517,928	FGLMC	4.000	10/01/24	550,667
51,795	FGLMC	4.500	10/01/24	56,203
16,434	FGLMC	4.500	10/01/24	17,606
16,079	FGLMC	4.500	11/01/24	17,215
43,994	FGLMC	4.500	12/01/24	47,191
36,069	FGLMC	4.500	02/01/25	38,689
699,962	FGLMC	4.000	03/01/25	747,085
20,054	FGLMC	4.500	06/01/25	21,697
38,335	FGLMC	4.500	07/01/25	41,052
726,707	FGLMC	3.500	10/01/25	764,771
393,953	FGLMC	4.000	10/01/25	420,681
1,241,220	FGLMC	3.500	11/01/25	1,306,202
747,066	FGLMC	3.500	11/01/25	786,200
338,507	FGLMC	3.500	12/01/25	355,511
232,202	FGLMC	3.000	01/01/26	239,105
2,451,439	FGLMC	3.500	01/01/26	2,579,951
216,128	FGLMC	4.000	04/01/26	230,591
443,197	FGLMC	4.000	05/01/26	472,819
110,041	FGLMC	5.500	07/01/26	122,745
1,407,684	FGLMC	4.000	08/01/26	1,502,388
8,068	FGLMC	6.000	08/01/26	9,093
388,756	FGLMC	3.000	09/01/26	400,312
1,015,445	FGLMC	3.000	10/01/26	1,045,630
1,507,532	FGLMC	3.500	10/01/26	1,583,257
47,600	FGLMC	5.000	10/01/26	52,425
13,077	FGLMC	5.500	10/01/26	14,597
5,878,682	FGLMC	3.000	02/01/27	6,053,432
3,176,709	FGLMC	2.500	05/01/27	3,209,017
3,166,499	FGLMC	2.500	11/01/27	3,198,708
156,252	FGLMC	6.000	12/01/27	176,255
2,488,953	FGLMC	2.500	01/01/28	2,518,876
6,446,738	FGLMC	2.500	03/01/28	6,524,265
205,049	FGLMC	5.000	03/01/28	227,349
3,505,873	FGLMC	2.500	05/01/28	3,548,041
20,856	FGLMC	5.500	05/01/28	23,269
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$9,499,382	FGLMC	2.500%	07/01/28	$9,613,641
8,951,064	FGLMC	2.500	07/01/28	9,058,736
2,679,530	FGLMC	3.000	10/01/28	2,759,182
216	FGLMC	6.500	10/01/28	244
173,492	FGLMC	5.500	01/01/29	193,491
5,164	FGLMC	6.500	01/01/29	5,838
31,164	FGLMC	4.000	02/01/29	33,139
5,255,588	FGLMC	3.500	03/01/29	5,522,391
1,371	FGLMC	6.500	03/01/29	1,594
168,259	FGLMC	4.500	04/01/29	181,553
10,049,255	FGLMC	3.000	07/01/29	10,347,980
16,236	FGLMC	6.500	07/01/29	18,358
47,850	FGLMC	5.000	12/01/29	52,873
73,881	FGLMC	4.000	08/01/30	78,599
421,914	FGLMC	4.500	01/01/31	458,652
799	FGLMC	8.000	01/01/31	921
485,618	FGLMC	4.000	03/01/31	518,320
58,926	FGLMC	4.000	05/01/31	62,902
480,298	FGLMC	4.500	05/01/31	522,516
198,497	FGLMC	4.000	06/01/31	211,892
598,381	FGLMC	4.000	08/01/31	638,710
556,292	FGLMC	4.000	09/01/31	593,842
7,732	FGLMC	6.500	09/01/31	8,742
19,534	FGLMC	8.000	09/01/31	22,923
266,299	FGLMC	3.500	11/01/31	277,340
111,420	FGLMC	7.000	12/01/31	129,744
40,811	FGLMC	6.500	01/01/32	46,983
90,521	FGLMC	6.000	02/01/32	103,361
3,663,039	FGLMC	3.000	03/01/32	3,733,999
37,129	FGLMC	7.000	04/01/32	42,611
36,333	FGLMC	6.500	05/01/32	42,497
2,906,227	FGLMC	3.500	09/01/32	3,024,982
30,104	FGLMC	5.500	11/01/32	33,735
36,114	FGLMC	6.000	02/01/33	41,225
131,303	FGLMC	5.000	03/01/33	144,984
6,537	FGLMC	6.000	03/01/33	7,366
90,276	FGLMC	6.000	03/01/33	102,766
130,149	FGLMC	6.000	03/01/33	146,655
57,879	FGLMC	5.000	04/01/33	63,990
14,799	FGLMC	6.000	04/01/33	16,899
1,160,503	FGLMC	5.000	06/01/33	1,281,349
309,413	FGLMC	5.500	06/01/33	347,414
4,677,670	FGLMC	3.500	07/01/33	4,864,524
121,625	FGLMC	4.500	07/01/33	131,504
131,113	FGLMC	5.000	08/01/33	144,286
12,751	FGLMC	5.000	08/01/33	14,032
37,662	FGLMC	6.500	08/01/33	43,444
369,008	FGLMC	5.000	09/01/33	413,252
59,866	FGLMC	5.500	09/01/33	67,020
174,205	FGLMC	5.500	09/01/33	197,861
158,251	FGLMC	5.500	09/01/33	178,440
148,244	FGLMC	5.500	09/01/33	167,185
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$60,382	FGLMC	4.000%	10/01/33	$63,917
28,964	FGLMC	5.000	10/01/33	31,990
217,226	FGLMC	5.500	10/01/33	244,765
64,492	FGLMC	5.500	12/01/33	72,252
221,910	FGLMC	5.500	12/01/33	249,056
723,578	FGLMC	7.000	12/01/33	846,757
632,858	FGLMC	5.000	01/01/34	699,478
15,419	FGLMC	5.500	02/01/34	17,323
75,942	FGLMC	5.000	03/01/34	83,867
95,477	FGLMC	5.500	03/01/34	107,324
190,847	FGLMC	5.000	05/01/34	210,978
100,619	FGLMC	4.500	06/01/34	109,147
200,670	FGLMC	5.000	06/01/34	221,432
69,405	FGLMC	5.500	06/01/34	77,749
48,318	FGLMC	6.000	06/01/34	55,191
141,409	FGLMC	6.000	09/01/34	161,467
18,995	FGLMC	5.000	11/01/34	21,154
834,162	FGLMC	5.500	11/01/34	934,020
615,474	FGLMC	5.000	12/01/34	680,565
45,877	FGLMC	5.500	12/01/34	51,497
106,666	FGLMC	5.500	12/01/34	119,876
11,197	FGLMC	5.500	01/01/35	12,558
5,986	FGLMC	5.500	01/01/35	6,727
43,482	FGLMC	5.500	01/01/35	48,712
283,103	FGLMC	4.500	04/01/35	307,104
278,844	FGLMC	6.000	05/01/35	318,880
39,220	FGLMC	6.000	05/01/35	44,778
255,943	FGLMC	7.000	05/01/35	293,456
37,744	FGLMC	5.500	06/01/35	42,404
60,962	FGLMC	5.500	06/01/35	68,480
36,947	FGLMC	5.000	07/01/35	40,783
1,109,158	FGLMC	5.000	07/01/35	1,226,626
39,648	FGLMC	6.000	07/01/35	44,682
1,651,626	FGLMC	5.000	08/01/35	1,826,117
45,355	FGLMC	5.500	08/01/35	50,366
100,052	FGLMC	6.000	08/01/35	112,664
23,517	FGLMC	4.500	09/01/35	25,447
225,760	FGLMC	5.000	10/01/35	248,997
155,415	FGLMC	5.000	10/01/35	171,834
37,489	FGLMC	5.000	10/01/35	41,407
819,653	FGLMC	5.500	10/01/35	919,908
148,205	FGLMC	5.000	12/01/35	163,731
27,040	FGLMC	5.000	12/01/35	29,897
70,424	FGLMC	6.000	01/01/36	80,048
52,250	FGLMC	5.000	02/01/36	57,774
22,506	FGLMC	5.000	02/01/36	24,866
27,514	FGLMC	6.000	02/01/36	31,329
276,583	FGLMC	5.500	04/01/36	307,045
35,444	FGLMC	5.500	05/01/36	39,704
4,609	FGLMC	6.500	05/01/36	5,212
1,038,508	FGLMC	6.000	06/01/36	1,179,241
214,437	FGLMC	5.000	07/01/36	236,973
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$214,271	FGLMC	6.000%	07/01/36	$244,332
35,346	FGLMC	6.000	08/01/36	39,997
32,040	FGLMC	6.000	09/01/36	36,659
1,045,314	FGLMC	5.500	10/01/36	1,165,055
742,375	FGLMC	5.500	10/01/36	826,869
101,148	FGLMC	6.500	10/01/36	116,982
43,278	FGLMC	5.500	11/01/36	48,120
106,527	FGLMC	6.000	11/01/36	120,908
585,483	FGLMC	6.000	12/01/36	663,661
905,364	FGLMC	5.500	03/01/37	1,007,039
321,434	FGLMC	6.000	03/01/37	362,552
55,998	FGLMC	6.500	03/01/37	63,317
330,850	FGLMC	5.500	04/01/37	368,517
37,704	FGLMC	5.000	05/01/37	41,492
28,784	FGLMC	5.000	06/01/37	31,676
159,985	FGLMC	5.500	06/01/37	178,145
620,837	FGLMC	6.000	07/01/37	700,531
222,723	FGLMC	6.000	08/01/37	254,606
90,177	FGLMC	6.000	09/01/37	103,056
950,829	FGLMC	5.500	10/01/37	1,069,520
32,248	FGLMC	6.000	11/01/37	36,346
248,563	FGLMC	6.500	11/01/37	281,051
109,046	FGLMC	6.000	01/01/38	122,957
46,882	FGLMC	6.000	02/01/38	52,837
391,746	FGLMC	6.000	02/01/38	441,823
1,504,352	FGLMC	5.000	03/01/38	1,659,157
465,362	FGLMC	5.000	03/01/38	512,117
544,484	FGLMC	5.000	04/01/38	604,642
54,074	FGLMC	5.000	04/01/38	60,310
702,478	FGLMC	5.500	04/01/38	779,665
169,286	FGLMC	5.500	05/01/38	188,561
19,322	FGLMC	5.500	06/01/38	21,490
51,732	FGLMC	6.000	07/01/38	58,305
85,366	FGLMC	5.500	08/01/38	95,472
656,634	FGLMC	5.500	08/01/38	731,351
76,579	FGLMC	5.000	09/01/38	84,272
287,698	FGLMC	5.500	09/01/38	320,453
1,039,801	FGLMC	5.500	09/01/38	1,157,242
15,715	FGLMC	5.500	10/01/38	17,512
383,832	FGLMC	6.000	11/01/38	432,499
2,634,141	FGLMC	5.500	01/01/39	2,933,290
2,192,937	FGLMC	4.500	02/01/39	2,366,211
1,093,965	FGLMC	5.000	02/01/39	1,203,874
75,497	FGLMC	5.500	02/01/39	84,026
13,885	FGLMC	4.500	03/01/39	14,982
387,660	FGLMC	5.000	03/01/39	430,238
58,960	FGLMC	6.000	03/01/39	66,394
57,233	FGLMC	4.500	04/01/39	62,463
2,546,033	FGLMC	4.500	04/01/39	2,759,025
760,378	FGLMC	4.000	05/01/39	801,624
421,983	FGLMC	4.500	05/01/39	455,325
8,714,683	FGLMC	4.500	05/01/39	9,485,712
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$20,015	FGLMC	4.500%	05/01/39	$21,596
1,472,144	FGLMC	4.500	05/01/39	1,588,466
378,886	FGLMC	5.000	05/01/39	418,483
950,372	FGLMC	4.000	06/01/39	1,001,924
208,668	FGLMC	4.500	06/01/39	225,156
4,729,285	FGLMC	4.500	06/01/39	5,102,969
77,733	FGLMC	5.000	06/01/39	85,945
31,480	FGLMC	5.500	06/01/39	35,044
1,105,372	FGLMC	4.000	07/01/39	1,165,332
47,525	FGLMC	4.500	07/01/39	51,280
93,916	FGLMC	4.500	07/01/39	101,361
576,385	FGLMC	4.500	07/01/39	621,928
329,431	FGLMC	5.000	07/01/39	363,292
523,488	FGLMC	5.500	07/01/39	583,020
44,352	FGLMC	4.500	08/01/39	47,857
118,513	FGLMC	5.000	08/01/39	130,681
555,760	FGLMC	4.000	09/01/39	585,907
2,887,512	FGLMC	5.000	09/01/39	3,177,618
882,206	FGLMC	5.000	09/01/39	980,516
27,220	FGLMC	5.500	09/01/39	30,726
1,277,113	FGLMC	6.500	09/01/39	1,444,038
123,075	FGLMC	4.500	10/01/39	134,385
376,435	FGLMC	4.500	10/01/39	406,179
157,559	FGLMC	4.500	10/01/39	172,051
63,545	FGLMC	4.000	11/01/39	66,992
273,700	FGLMC	4.500	11/01/39	295,326
93,280	FGLMC	5.000	11/01/39	102,995
16,421	FGLMC	5.000	11/01/39	18,085
517,442	FGLMC	4.500	12/01/39	558,517
890,717	FGLMC	4.500	12/01/39	969,835
222,454	FGLMC	4.500	12/01/39	240,158
310,415	FGLMC	4.500	12/01/39	337,907
439,055	FGLMC	5.500	12/01/39	489,005
521,136	FGLMC	4.500	01/01/40	562,526
41,357	FGLMC	5.000	01/01/40	45,965
93,849	FGLMC	5.500	01/01/40	104,332
174,660	FGLMC	5.500	03/01/40	194,587
2,248,442	FGLMC	4.000	04/01/40	2,370,406
383,955	FGLMC	4.500	04/01/40	414,573
82,940	FGLMC	4.500	04/01/40	90,302
257,140	FGLMC	5.000	04/01/40	284,438
617,061	FGLMC	5.000	04/01/40	682,647
2,348,013	FGLMC	6.000	04/01/40	2,646,720
6,012,443	FGLMC	4.500	05/01/40	6,491,544
3,825,694	FGLMC	5.000	05/01/40	4,260,636
13,726	FGLMC	4.500	06/01/40	14,816
1,555,494	FGLMC	5.500	06/01/40	1,740,717
2,915,535	FGLMC	4.500	07/01/40	3,148,306
59,462	FGLMC	4.500	08/01/40	64,192
1,497,436	FGLMC	5.000	08/01/40	1,656,286
643,447	FGLMC	5.000	08/01/40	711,832
150,760	FGLMC	5.000	08/01/40	166,784
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$9,947,597	FGLMC	5.500%	08/01/40	$11,075,542
823,144	FGLMC	4.000	09/01/40	867,795
7,426,189	FGLMC	4.000	11/01/40	7,837,860
4,260,900	FGLMC	4.000	12/01/40	4,497,163
977,193	FGLMC	3.500	01/01/41	998,612
1,249,615	FGLMC	3.500	01/01/41	1,277,006
804,579	FGLMC	4.000	01/01/41	848,222
710,758	FGLMC	3.500	02/01/41	726,337
3,235,096	FGLMC	4.000	02/01/41	3,410,580
1,165,370	FGLMC	4.000	02/01/41	1,228,584
4,794,630	FGLMC	4.000	04/01/41	5,054,710
980,062	FGLMC	4.500	04/01/41	1,057,928
250,565	FGLMC	5.000	04/01/41	277,172
985,049	FGLMC	4.500	05/01/41	1,063,444
1,193,523	FGLMC	4.500	06/01/41	1,288,569
2,561,369	FGLMC	3.500	10/01/41	2,617,511
2,309,674	FGLMC	5.000	10/01/41	2,554,955
2,924,978	FGLMC	3.500	11/01/41	2,991,650
1,526,546	FGLMC	4.500	12/01/41	1,647,791
10,242,685	FGLMC	3.500	01/01/42	10,467,193
3,031,619	FGLMC	3.500	02/01/42	3,098,069
3,860,312	FGLMC	3.500	04/01/42	3,944,925
6,973,309	FGLMC	4.000	05/01/42	7,360,794
4,236,518	FGLMC	3.500	07/01/42	4,333,748
1,100,144	FGLMC	3.000	08/01/42	1,087,715
4,443,479	FGLMC	3.000	10/01/42	4,393,280
6,578,767	FGLMC	3.000	10/01/42	6,504,445
2,137,524	FGLMC	3.500	12/01/42	2,184,376
5,289,727	FGLMC	2.500	01/01/43	5,002,439
12,158,333	FGLMC	3.000	01/01/43	12,020,977
18,484,598	FGLMC	3.000	04/01/43	18,275,772
7,309,900	FGLMC	3.500	05/01/43	7,470,125
4,747,937	FGLMC	3.000	08/01/43	4,694,299
7,131,555	FGLMC	3.000	08/01/43	7,050,988
7,519,914	FGLMC	3.500	08/01/43	7,684,742
4,818,514	FGLMC	4.500	10/01/43	5,208,345
6,890,068	FGLMC	4.000	11/01/43	7,263,812
9,688,147	FGLMC	3.500	02/01/44	9,900,500
9,258,850	FGLMC	4.000	02/01/44	9,761,086
4,840,966	FGLMC	4.000	04/01/44	5,103,559
6,555,872	FGLMC	4.500	05/01/44	7,086,634
10,866,025	FGLMC	4.000	06/01/44	11,455,441
70	Federal National Mortgage Association (FNMA)	6.000	04/01/16	70
12,928	FNMA	5.500	09/01/16	13,673
1,690	FNMA	6.500	10/01/16	1,739
19,265	FNMA	6.500	11/01/16	19,961
11,305	FNMA	6.500	04/01/17	11,854
11,248	FNMA	6.000	05/01/17	11,784
45,009	FNMA	5.000	09/01/17	47,505
7,579	FNMA	6.000	11/01/17	7,888
516,676	FNMA	5.000	12/01/17	545,369
99,936	FNMA	5.000	12/01/17	105,478
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$7,214	FNMA	5.000%	12/01/17	$7,616
807,713	FNMA	5.000	01/01/18	852,681
728,707	FNMA	4.500	02/01/18	769,479
111,220	FNMA	4.500	04/01/18	117,472
21,616	FNMA	5.000	04/01/18	22,824
177,121	FNMA	5.500	04/01/18	187,542
18,009	FNMA	5.500	04/01/18	19,076
9,178	FNMA	5.500	05/01/18	9,715
314,347	FNMA	4.500	06/01/18	331,858
33,084	FNMA	4.000	08/01/18	35,057
387,991	FNMA	4.000	08/01/18	410,978
95,891	FNMA	4.500	09/01/18	101,350
68,194	FNMA	4.500	10/01/18	72,035
212,662	FNMA	5.000	11/01/18	226,633
3,913	FNMA	5.000	01/01/19	4,131
11,114	FNMA	6.000	01/01/19	12,548
23,490	FNMA	4.500	05/01/19	24,856
10,201	FNMA	4.500	06/01/19	10,796
54,345	FNMA	4.500	06/01/19	57,539
59,743	FNMA	5.000	07/01/19	63,074
292,479	FNMA	5.000	10/01/19	311,861
38,877	FNMA	4.500	11/01/19	41,159
34,538	FNMA	4.500	12/01/19	36,578
39,675	FNMA	5.000	03/01/20	41,900
14,043	FNMA	5.000	04/01/20	14,970
25,947	FNMA	4.500	06/01/20	27,473
19,236	FNMA	4.500	09/01/20	20,369
19,588	FNMA	4.500	10/01/20	20,841
28,518	FNMA	4.500	11/01/20	30,199
56,976	FNMA	5.000	12/01/20	60,953
149,722	FNMA	5.500	01/01/21	158,503
1,564,588	FNMA	5.500	01/01/21	1,657,386
65,009	FNMA	5.000	03/01/21	68,662
48,056	FNMA	5.500	08/01/21	52,632
13,512	FNMA	6.000	08/01/21	14,598
9,389	FNMA	5.000	10/01/21	10,010
23,232	FNMA	5.000	11/01/21	24,763
10,799	FNMA	5.500	11/01/21	11,805
31,495	FNMA	5.500	10/01/22	34,397
15,665	FNMA	6.000	10/01/22	17,222
8,754	FNMA	5.000	03/01/23	9,445
26,460	FNMA	4.500	04/01/23	28,441
217,897	FNMA	4.500	06/01/23	234,188
19,186	FNMA	5.000	06/01/23	20,756
22,344	FNMA	5.500	06/01/23	24,862
232,194	FNMA	5.000	07/01/23	251,130
48,188	FNMA	5.000	07/01/23	51,300
26,728	FNMA	5.500	08/01/23	29,241
42,089	FNMA	5.000	11/01/23	46,423
15,045	FNMA	5.500	11/01/23	16,360
546,685	FNMA	5.500	01/01/24	601,144
38,963	FNMA	5.500	02/01/24	43,499
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$209,754	FNMA	4.000%	03/01/24	$223,837
15,246	FNMA	4.500	04/01/24	16,279
815,608	FNMA	4.000	05/01/24	869,852
247,728	FNMA	4.000	05/01/24	264,297
19,388	FNMA	4.000	06/01/24	20,695
24,996	FNMA	4.500	07/01/24	27,009
21,716	FNMA	5.500	07/01/24	24,245
412	FNMA	8.000	07/01/24	490
125,795	FNMA	4.500	08/01/24	134,239
472,341	FNMA	4.000	09/01/24	504,192
113,199	FNMA	4.000	09/01/24	120,803
56,571	FNMA	4.500	09/01/24	60,398
1,046,627	FNMA	4.500	10/01/24	1,117,582
54,513	FNMA	5.000	01/01/25	60,125
102,274	FNMA	4.500	02/01/25	109,123
20,990	FNMA	4.500	03/01/25	22,409
771,610	FNMA	4.500	03/01/25	823,825
226,004	FNMA	5.000	03/01/25	249,270
592,332	FNMA	4.500	04/01/25	632,447
233,269	FNMA	4.500	04/01/25	249,058
2,619,326	FNMA	4.000	05/01/25	2,795,539
790,287	FNMA	4.000	06/01/25	843,228
669,662	FNMA	4.500	06/01/25	714,303
256,911	FNMA	4.000	08/01/25	274,181
104,608	FNMA	5.500	08/01/25	117,980
1,383,575	FNMA	3.500	09/01/25	1,457,448
1,306,156	FNMA	4.000	09/01/25	1,393,957
1,493,272	FNMA	3.500	10/01/25	1,571,432
1,533,384	FNMA	3.500	10/01/25	1,615,287
497,262	FNMA	5.000	10/01/25	548,454
951,873	FNMA	4.000	11/01/25	1,015,898
1,418,106	FNMA	3.500	12/01/25	1,493,862
974,165	FNMA	3.500	02/01/26	1,026,259
6,053,184	FNMA	3.500	02/01/26	6,376,870
308,260	FNMA	4.000	03/01/26	329,088
863,407	FNMA	4.000	06/01/26	921,633
829,934	FNMA	3.500	08/01/26	874,299
641,653	FNMA	3.500	09/01/26	675,891
371,151	FNMA	4.000	09/01/26	396,103
968,390	FNMA	3.500	10/01/26	1,020,004
20,361	FNMA	6.000	10/01/26	23,165
1,388,731	FNMA	3.000	11/01/26	1,435,239
1,136,488	FNMA	3.000	12/01/26	1,174,547
3,075,629	FNMA	3.000	01/01/27	3,178,696
2,380,158	FNMA	3.500	02/01/27	2,507,130
2,250,021	FNMA	3.000	04/01/27	2,325,433
3,598,570	FNMA	3.000	04/01/27	3,719,186
1,472,868	FNMA	3.500	05/01/27	1,551,555
1,305,311	FNMA	2.500	06/01/27	1,320,535
3,762,682	FNMA	3.000	06/01/27	3,888,819
1,587,085	FNMA	2.500	07/01/27	1,605,612
3,133,925	FNMA	2.500	09/01/27	3,170,512
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$56,432	FNMA	5.500%	09/01/27	$63,554
5,449,160	FNMA	2.500	10/01/27	5,512,777
3,653,658	FNMA	3.000	11/01/27	3,776,075
7,475	FNMA	5.500	01/01/28	8,349
12,545,029	FNMA	2.500	02/01/28	12,691,502
9,382,968	FNMA	2.500	02/01/28	9,492,528
6,295	FNMA	5.000	02/01/28	6,943
10,218,235	FNMA	2.500	04/01/28	10,337,560
6,951,931	FNMA	2.500	04/01/28	7,033,114
39,168	FNMA	5.500	06/01/28	43,744
2,700,339	FNMA	2.500	07/01/28	2,731,879
5,450,352	FNMA	2.500	08/01/28	5,514,016
7,885,579	FNMA	3.000	10/01/28	8,133,160
6,292	FNMA	5.500	11/01/28	7,029
30	FNMA	7.500	01/01/29	35
53,416	FNMA	4.000	03/01/29	56,826
191,685	FNMA	4.500	04/01/29	206,929
444	FNMA	6.500	04/01/29	502
133,551	FNMA	4.000	05/01/29	142,086
70,835	FNMA	4.500	06/01/29	76,468
24,863	FNMA	4.000	07/01/29	26,259
3,446	FNMA	7.500	07/01/29	3,573
478,103	FNMA	4.500	08/01/29	516,124
84,660	FNMA	4.500	09/01/29	91,393
63,999	FNMA	4.500	11/01/29	70,530
24,147	FNMA	4.500	01/01/30	26,290
63,892	FNMA	4.000	03/01/30	67,990
28,238	FNMA	4.500	05/01/30	30,742
39,575	FNMA	4.500	06/01/30	43,083
347,586	FNMA	4.500	08/01/30	378,407
73,159	FNMA	4.000	09/01/30	77,845
397,843	FNMA	4.000	10/01/30	425,270
4,143,928	FNMA	4.000	11/01/30	4,430,046
587,668	FNMA	4.000	11/01/30	628,284
160,518	FNMA	4.500	12/01/30	174,773
193,820	FNMA	3.500	02/01/31	202,236
234,124	FNMA	4.000	02/01/31	250,328
279	FNMA	7.500	02/01/31	296
1,611	FNMA	7.500	03/01/31	1,919
549,741	FNMA	3.500	04/01/31	573,628
71,231	FNMA	4.000	04/01/31	76,156
6,691	FNMA	6.000	05/01/31	7,646
1,325	FNMA	7.500	05/01/31	1,439
375,607	FNMA	4.500	07/01/31	409,080
1,998,158	FNMA	4.500	07/01/31	2,205,897
2,206,650	FNMA	4.000	08/01/31	2,359,123
154,845	FNMA	4.000	09/01/31	165,546
586	FNMA	6.500	09/01/31	663
61,984	FNMA	6.000	11/01/31	70,950
7,362	FNMA	6.500	11/01/31	8,481
3,669,844	FNMA	3.500	01/01/32	3,829,343
23,273	FNMA	6.000	01/01/32	26,592
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$25,572	FNMA	6.000%	01/01/32	$28,895
1,487,382	FNMA	3.500	02/01/32	1,552,113
18,125	FNMA	6.000	02/01/32	20,718
59,933	FNMA	6.500	04/01/32	69,929
131,767	FNMA	6.500	07/01/32	151,582
16,146	FNMA	6.500	08/01/32	18,976
1,420,021	FNMA	3.000	09/01/32	1,447,200
141,900	FNMA	6.000	09/01/32	160,209
33,155	FNMA	7.500	09/01/32	38,135
4,169,153	FNMA	3.000	10/01/32	4,248,940
79,468	FNMA	5.500	10/01/32	89,184
43,625	FNMA	6.000	10/01/32	49,295
31,403	FNMA	6.000	11/01/32	35,656
4,844	FNMA	5.500	12/01/32	5,418
37,730	FNMA	5.500	12/01/32	42,338
63,343	FNMA	6.000	12/01/32	72,233
345,004	FNMA	5.500	01/01/33	387,148
673,255	FNMA	6.000	01/01/33	766,882
19,685	FNMA	5.000	02/01/33	21,789
339,985	FNMA	5.000	02/01/33	376,086
2,703,913	FNMA	3.000	04/01/33	2,745,623
3,934,150	FNMA	3.500	04/01/33	4,103,005
16,070	FNMA	6.000	04/01/33	18,351
2,346,333	FNMA	5.500	05/01/33	2,634,108
134,830	FNMA	5.000	06/01/33	149,137
285,103	FNMA	5.500	06/01/33	320,226
33,334	FNMA	4.500	07/01/33	36,019
108,097	FNMA	5.000	07/01/33	119,659
29,425	FNMA	4.500	08/01/33	31,765
241,664	FNMA	4.500	08/01/33	261,604
63,930	FNMA	5.000	08/01/33	70,697
292,123	FNMA	5.500	09/01/33	328,472
64,187	FNMA	5.500	09/01/33	71,443
32,162	FNMA	6.000	09/01/33	36,585
373,681	FNMA	4.500	10/01/33	406,090
68,112	FNMA	5.000	10/01/33	75,327
61,886	FNMA	5.000	10/01/33	68,442
1,146,200	FNMA	5.500	10/01/33	1,301,551
525,557	FNMA	5.500	10/01/33	595,060
25,935	FNMA	4.500	11/01/33	28,055
68,888	FNMA	5.000	11/01/33	76,189
4,750,993	FNMA	5.000	11/01/33	5,255,966
560,324	FNMA	5.000	12/01/33	619,820
587,898	FNMA	5.500	12/01/33	664,936
5,463,564	FNMA	3.000	01/01/34	5,547,839
210,045	FNMA	5.000	02/01/34	232,300
823,237	FNMA	6.000	02/01/34	937,341
1,265,879	FNMA	5.000	03/01/34	1,400,218
30,684	FNMA	5.000	03/01/34	33,934
22,310	FNMA	5.000	03/01/34	24,679
53,100	FNMA	5.000	03/01/34	58,736
18,300	FNMA	5.000	03/01/34	20,245
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$65,413		FNMA	5.000%	03/01/34	$72,343
184,555		FNMA	5.000	04/01/34	203,882
193,466		FNMA	5.500	04/01/34	217,192
31,396		FNMA	4.500	05/01/34	33,994
108,544		FNMA	4.500	05/01/34	117,487
68,656		FNMA	5.500	07/01/34	76,956
43,669		FNMA	5.500	07/01/34	48,970
61,280		FNMA	7.000	07/01/34	72,544
532,099		FNMA	5.000	08/01/34	588,597
61,495		FNMA	5.000	08/01/34	68,012
50,173		FNMA	6.000	08/01/34	57,094
285,376		FNMA	6.000	08/01/34	324,814
30,318		FNMA	4.500	09/01/34	32,952
1,093,223		FNMA	5.500	09/01/34	1,226,287
10,163		FNMA	5.500	11/01/34	11,383
23,796		FNMA	6.000	11/01/34	26,886
16,666		FNMA	5.000	12/01/34	18,435
10,417		FNMA	5.500	12/01/34	11,674
30,610		FNMA	6.000	12/01/34	34,572
1,468,926		FNMA	4.500	01/01/35	1,596,069
80,474		FNMA	5.500	01/01/35	89,549
3,402,062		FNMA	5.500	02/01/35	3,816,466
141,722		FNMA	5.500	02/01/35	158,850
895,356		FNMA	5.500	04/01/35	1,003,813
120,438		FNMA	6.000	04/01/35	137,116
137,207		FNMA	6.000	04/01/35	156,155
91,322		FNMA	5.500	05/01/35	101,614
182,594		FNMA	6.000	05/01/35	207,888
57,604		FNMA	5.000	06/01/35	63,704
5,120		FNMA	7.500	06/01/35	5,646
6,379	i	FNMA	2.524	07/01/35	6,825
154,773		FNMA	5.000	07/01/35	172,213
336,868		FNMA	4.500	08/01/35	365,063
497,485		FNMA	5.000	08/01/35	550,122
260,046		FNMA	5.000	08/01/35	287,664
17,668		FNMA	4.500	09/01/35	19,202
14,995		FNMA	4.500	09/01/35	16,204
36,996		FNMA	5.500	09/01/35	41,482
347,888		FNMA	5.000	10/01/35	384,680
542,928		FNMA	5.500	10/01/35	615,029
20,441		FNMA	5.000	11/01/35	22,432
547,506		FNMA	5.500	11/01/35	612,374
6,511		FNMA	4.500	12/01/35	7,029
55,963		FNMA	5.500	12/01/35	62,270
306,676		FNMA	6.000	12/01/35	346,245
182,172	i	FNMA	2.261	02/01/36	196,158
1,295,634		FNMA	5.000	02/01/36	1,432,539
80,944		FNMA	5.000	02/01/36	87,701
131,168		FNMA	6.500	02/01/36	150,216
620,181		FNMA	6.000	03/01/36	703,875
11,319		FNMA	5.000	05/01/36	12,485
966,247		FNMA	6.000	06/01/36	1,105,298
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$157,073	i	FNMA	2.129%	07/01/36	$169,065
51,448		FNMA	6.000	07/01/36	58,566
346,695		FNMA	6.500	07/01/36	392,438
771,959		FNMA	5.500	08/01/36	861,700
451,561		FNMA	6.500	08/01/36	519,381
36,524		FNMA	5.500	09/01/36	40,939
67,648		FNMA	6.500	09/01/36	76,573
23,597		FNMA	6.500	09/01/36	26,710
87,931		FNMA	6.000	10/01/36	99,669
39,430		FNMA	6.500	11/01/36	44,633
13,196	i	FNMA	2.475	12/01/36	14,195
249,162		FNMA	6.000	12/01/36	282,407
43,268	i	FNMA	2.509	01/01/37	46,343
100,964		FNMA	5.500	01/01/37	112,506
8,218	i	FNMA	1.909	02/01/37	8,673
749,436		FNMA	5.500	02/01/37	835,379
24,880		FNMA	6.000	02/01/37	28,175
38,698		FNMA	7.000	02/01/37	44,997
17,909	i	FNMA	2.307	03/01/37	19,176
3,575		FNMA	5.000	03/01/37	3,943
259,636		FNMA	6.500	03/01/37	293,893
119,296		FNMA	6.500	03/01/37	141,222
9,341	i	FNMA	5.490	04/01/37	9,995
168,940		FNMA	7.000	04/01/37	193,518
249,378		FNMA	5.000	05/01/37	275,051
8,844		FNMA	7.000	05/01/37	10,203
43,682	i	FNMA	2.313	06/01/37	46,920
77,999		FNMA	5.500	06/01/37	86,799
64,909		FNMA	5.500	08/01/37	72,721
24,480		FNMA	6.000	08/01/37	27,718
129,089		FNMA	6.500	08/01/37	146,121
41,800		FNMA	6.500	08/01/37	47,315
37,654		FNMA	5.500	09/01/37	41,897
110,169		FNMA	6.000	09/01/37	127,217
117,709		FNMA	6.000	09/01/37	132,897
334,394		FNMA	6.000	09/01/37	386,358
149,954		FNMA	6.000	09/01/37	171,811
400,288		FNMA	6.000	09/01/37	462,960
125,023		FNMA	6.500	09/01/37	141,518
23,321		FNMA	6.500	09/01/37	26,398
473,577	i	FNMA	2.400	10/01/37	510,716
57,188		FNMA	6.500	10/01/37	64,733
480,683		FNMA	5.500	11/01/37	534,853
973,113		FNMA	6.000	11/01/37	1,100,897
54,534		FNMA	7.000	11/01/37	63,249
2,741		FNMA	6.500	01/01/38	3,103
278,621		FNMA	5.500	02/01/38	310,019
30,411		FNMA	6.500	02/01/38	34,424
55,843		FNMA	7.000	02/01/38	62,139
71,151	i	FNMA	2.395	03/01/38	76,683
21,134		FNMA	5.000	03/01/38	23,309
26,358		FNMA	5.000	03/01/38	29,072
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$54,267		FNMA	5.500%	03/01/38	$60,383
16,448		FNMA	6.000	03/01/38	18,894
87,384		FNMA	6.500	03/01/38	98,913
26,695		FNMA	6.500	03/01/38	30,217
444,357		FNMA	6.500	03/01/38	510,425
34,997		FNMA	5.000	04/01/38	38,600
1,062,081		FNMA	5.500	04/01/38	1,182,114
783,506		FNMA	6.000	04/01/38	884,990
42,994		FNMA	4.500	05/01/38	46,413
865,443		FNMA	5.000	05/01/38	954,539
2,603,825		FNMA	5.000	05/01/38	2,879,445
2,397,228		FNMA	6.000	06/01/38	2,706,537
3,241,841		FNMA	6.500	06/01/38	3,669,571
702,158		FNMA	6.000	07/01/38	794,154
5,693	i	FNMA	2.375	08/01/38	6,134
9,823	i	FNMA	4.719	08/01/38	10,412
2,363,634		FNMA	6.000	09/01/38	2,668,609
75,147	i	FNMA	2.008	10/01/38	80,308
8,017		FNMA	6.000	10/01/38	9,052
64,961		FNMA	5.500	11/01/38	72,282
12,012		FNMA	5.000	12/01/38	13,248
1,921,936		FNMA	5.500	12/01/38	2,148,134
373,006		FNMA	4.500	01/01/39	402,670
7,842,405		FNMA	5.000	01/01/39	8,649,769
431,617		FNMA	5.000	01/01/39	476,051
1,220,123		FNMA	5.500	01/01/39	1,357,622
311,587		FNMA	5.500	01/01/39	346,701
74,812		FNMA	6.000	01/01/39	84,465
136,060		FNMA	6.000	01/01/39	153,616
539,711		FNMA	4.500	02/01/39	582,631
573,476		FNMA	4.500	02/01/39	619,082
1,238,836		FNMA	4.500	02/01/39	1,337,678
23,883		FNMA	5.500	02/01/39	26,591
1,149,041		FNMA	4.000	04/01/39	1,212,558
32,168		FNMA	5.500	04/01/39	35,793
1,789,606		FNMA	4.500	05/01/39	1,948,081
467,902		FNMA	4.500	05/01/39	505,457
468,908		FNMA	4.500	06/01/39	506,713
1,090,097		FNMA	4.500	06/01/39	1,178,679
947,199		FNMA	5.500	06/01/39	1,054,748
24,988	i	FNMA	2.335	07/01/39	26,249
214,477		FNMA	4.500	07/01/39	231,773
321,982		FNMA	4.500	07/01/39	347,914
34,278		FNMA	5.000	07/01/39	37,995
202,459	i	FNMA	2.150	08/01/39	214,788
45,571	i	FNMA	2.190	08/01/39	48,325
571,927		FNMA	4.000	08/01/39	603,542
3,989,515		FNMA	4.000	08/01/39	4,210,047
49,664		FNMA	4.500	08/01/39	54,243
953,851		FNMA	4.500	08/01/39	1,030,752
2,362,655		FNMA	4.500	08/01/39	2,572,403
3,981,601		FNMA	5.000	08/01/39	4,396,714
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$45,829		FNMA	5.000%	08/01/39	$50,604
1,322,032		FNMA	4.000	09/01/39	1,395,111
78,022		FNMA	5.000	09/01/39	86,164
556,486		FNMA	5.500	09/01/39	626,823
388,009		FNMA	6.000	09/01/39	438,718
1,564,472		FNMA	6.500	10/01/39	1,770,889
66,253		FNMA	5.000	11/01/39	73,748
1,858,268		FNMA	4.000	12/01/39	1,960,990
464,709		FNMA	4.500	12/01/39	502,435
165,761		FNMA	4.500	12/01/39	180,677
6,378,430		FNMA	4.500	12/01/39	6,893,496
63,084	i	FNMA	3.637	01/01/40	67,039
109,330		FNMA	4.500	01/01/40	118,170
142,145		FNMA	5.000	01/01/40	157,798
931,007		FNMA	6.000	02/01/40	1,051,132
546,862		FNMA	4.500	03/01/40	591,371
1,181,239		FNMA	4.500	03/01/40	1,277,155
62,948		FNMA	5.000	03/01/40	69,656
56,544		FNMA	4.500	04/01/40	61,152
2,161,883		FNMA	5.000	04/01/40	2,390,628
1,790,172		FNMA	5.000	04/01/40	1,987,028
162,942	i	FNMA	3.490	05/01/40	173,849
310,909	i	FNMA	3.619	05/01/40	333,300
439,521	i	FNMA	3.774	05/01/40	467,442
57,420		FNMA	4.500	05/01/40	62,533
137,514		FNMA	4.500	07/01/40	148,688
165,882		FNMA	4.500	07/01/40	179,399
187,680		FNMA	5.000	07/01/40	207,819
109,678	i	FNMA	3.376	08/01/40	116,374
1,734,789		FNMA	4.500	08/01/40	1,877,715
1,269,392		FNMA	4.500	08/01/40	1,373,978
1,390,886		FNMA	5.000	08/01/40	1,537,135
1,064,185		FNMA	4.500	09/01/40	1,151,028
2,645,840		FNMA	4.500	09/01/40	2,860,993
2,674,744		FNMA	6.000	09/01/40	3,028,600
393,056		FNMA	3.500	10/01/40	402,298
1,856,144		FNMA	4.000	10/01/40	1,958,748
4,713,517		FNMA	4.000	10/01/40	4,974,071
2,915,821		FNMA	4.500	10/01/40	3,153,579
2,812,714		FNMA	3.500	11/01/40	2,879,113
3,595,699		FNMA	4.000	11/01/40	3,794,461
3,104,461		FNMA	4.000	11/01/40	3,276,069
2,073,193		FNMA	4.000	11/01/40	2,187,794
372,792		FNMA	4.500	11/01/40	403,534
394,923	i	FNMA	3.284	12/01/40	414,945
1,037,029		FNMA	4.000	12/01/40	1,094,354
8,941,168		FNMA	4.500	12/01/40	9,672,033
105,420		FNMA	3.500	01/01/41	107,908
231,929	i	FNMA	3.181	02/01/41	246,316
603,348		FNMA	3.500	02/01/41	617,637
2,940,476		FNMA	4.000	02/01/41	3,103,019
2,841,653		FNMA	4.000	03/01/41	2,998,734
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,286,569		FNMA	4.500%	04/01/41	$2,473,178
592,444		FNMA	4.500	05/01/41	640,328
2,936,998		FNMA	4.500	05/01/41	3,185,629
1,936,467		FNMA	4.500	06/01/41	2,094,667
614,494	i	FNMA	3.246	07/01/41	650,251
2,123,186		FNMA	4.500	07/01/41	2,296,057
5,616,833		FNMA	4.000	09/01/41	5,927,319
3,228,669		FNMA	4.500	09/01/41	3,490,884
1,228,525		FNMA	5.500	09/01/41	1,368,641
1,090,673	i	FNMA	2.925	10/01/41	1,139,518
196,092	i	FNMA	3.099	10/01/41	204,839
1,426,509		FNMA	3.500	11/01/41	1,461,285
1,641,531		FNMA	3.500	11/01/41	1,680,961
1,982,905	i	FNMA	2.825	12/01/41	2,060,514
8,461,722		FNMA	3.500	12/01/41	8,664,744
2,020,798		FNMA	4.000	12/01/41	2,132,504
4,270,471		FNMA	3.500	03/01/42	4,373,250
3,325,931		FNMA	4.000	03/01/42	3,509,782
7,950,761		FNMA	3.500	04/01/42	8,141,831
2,692,769		FNMA	3.500	04/01/42	2,764,904
4,311,733		FNMA	4.500	04/01/42	4,662,270
3,458,914		FNMA	5.000	04/01/42	3,867,706
2,948,213		FNMA	4.000	05/01/42	3,111,184
4,005,759		FNMA	5.000	05/01/42	4,436,219
2,365,421		FNMA	3.000	06/01/42	2,338,251
12,469,547		FNMA	3.500	06/01/42	12,769,091
6,691,235		FNMA	4.000	06/01/42	7,063,485
11,997,738		FNMA	4.000	06/01/42	12,667,721
18,967,690		FNMA	3.500	07/01/42	19,424,297
3,638,281		FNMA	4.500	07/01/42	3,938,904
4,108,131		FNMA	3.500	08/01/42	4,207,023
5,230,818		FNMA	3.000	09/01/42	5,169,655
7,722,001		FNMA	3.500	09/01/42	7,907,731
10,996,521		FNMA	3.000	10/01/42	10,867,482
4,126,613		FNMA	3.500	10/01/42	4,225,872
3,687,100		FNMA	2.500	01/01/43	3,495,783
13,502,281		FNMA	3.000	01/01/43	13,340,910
18,326,692		FNMA	3.000	02/01/43	18,105,767
13,787,097		FNMA	3.000	04/01/43	13,615,186
4,632,025		FNMA	3.000	04/01/43	4,574,748
3,178,661	i	FNMA	2.184	06/01/43	3,201,107
14,872,730		FNMA	3.000	06/01/43	14,685,749
4,399,574	i	FNMA	1.738	07/01/43	4,458,998
11,326,857		FNMA	3.000	07/01/43	11,183,272
11,654,606		FNMA	3.500	07/01/43	11,928,552
9,457,110	h	FNMA	3.000	08/01/43	9,335,862
5,185,328		FNMA	4.000	08/01/43	5,486,118
7,665,527		FNMA	3.000	09/01/43	7,567,248
11,819,950		FNMA	3.500	09/01/43	12,097,782
7,188,746		FNMA	3.500	10/01/43	7,358,491
1,890,566		FNMA	4.500	10/01/43	2,041,531
4,602,072		FNMA	4.000	11/01/43	4,865,268
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$10,924,310	FNMA	4.000%	11/01/43	$11,556,433
3,360,460	FNMA	4.500	12/01/43	3,631,360
9,467,791	FNMA	4.000	01/01/44	10,009,348
9,639,960	FNMA	4.000	05/01/44	10,181,147
9,872,698	FNMA	4.000	07/01/44	10,418,439
4,986,872	FNMA	3.500	09/01/44	5,104,090
9,986,305	FNMA	4.000	09/01/44	10,538,326
9,153	Government National Mortgage Association (GNMA)	5.000	02/15/18	9,688
41,625	GNMA	4.500	02/15/19	43,740
13,801	GNMA	4.500	01/20/24	14,636
82,056	GNMA	4.000	04/15/24	87,144
11,577	GNMA	4.500	07/15/24	12,302
264,851	GNMA	4.000	08/15/24	281,182
76,579	GNMA	4.500	08/15/24	81,378
232,891	GNMA	4.000	09/15/24	247,252
37,145	GNMA	4.500	01/15/25	39,468
297,836	GNMA	4.000	08/15/25	316,201
164,802	GNMA	3.500	03/15/26	174,655
207,052	GNMA	4.000	04/15/26	219,819
174,900	GNMA	4.000	06/20/26	186,178
266,336	GNMA	3.500	11/20/26	281,256
1,292,028	GNMA	3.000	12/15/26	1,354,411
3,657,039	GNMA	2.500	04/20/27	3,725,815
2,231,048	GNMA	2.500	09/20/27	2,273,010
1,333	GNMA	6.500	09/15/28	1,518
3,497	GNMA	6.500	09/15/28	3,965
4,798	GNMA	6.500	11/15/28	5,486
1,265	GNMA	7.500	11/15/28	1,442
4,263,472	GNMA	3.500	11/20/28	4,505,001
8,948	GNMA	8.500	10/15/30	9,654
5,805	GNMA	8.500	10/20/30	7,103
647	GNMA	8.500	12/15/30	812
895	GNMA	7.000	06/20/31	1,065
1,016	GNMA	6.500	07/15/31	1,152
2,110	GNMA	7.000	07/15/31	2,377
3,359	GNMA	7.000	07/15/31	3,646
330,028	GNMA	6.000	10/15/32	382,738
53,297	GNMA	5.500	12/20/32	60,532
114,786	GNMA	5.500	05/15/33	128,291
21,156	GNMA	5.000	07/15/33	23,504
80,603	GNMA	5.500	07/15/33	90,281
17,715	GNMA	5.000	07/20/33	19,761
92,461	GNMA	5.000	08/15/33	102,572
32,833	GNMA	5.000	08/15/33	36,158
276,965	GNMA	5.500	09/15/33	313,452
221,584	GNMA	6.000	11/20/33	255,252
99,479	GNMA	5.500	05/20/34	112,944
137,156	GNMA	6.000	09/20/34	157,562
13,360	GNMA	5.000	10/20/34	14,883
328,502	GNMA	5.500	11/15/34	368,020
136,285	GNMA	6.500	01/15/35	159,290
74,233	GNMA	5.500	02/20/35	84,283
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,516,979	GNMA	5.000%	03/20/35	$1,691,872
495,653	GNMA	5.000	04/15/35	548,233
482,534	GNMA	5.500	05/20/35	547,981
19,609	GNMA	5.000	09/20/35	21,813
11,937	GNMA	5.000	11/15/35	13,201
12,974	GNMA	5.000	11/15/35	14,344
144,706	GNMA	5.500	02/20/36	164,290
16,998	GNMA	5.500	03/15/36	19,046
48,487	GNMA	5.500	05/20/36	54,984
11,872	GNMA	6.500	06/15/36	13,459
489,143	GNMA	5.500	06/20/36	555,348
24,592	GNMA	5.000	09/15/36	27,194
22,349	GNMA	6.000	09/15/36	25,856
45,412	GNMA	6.000	10/20/36	51,837
27,168	GNMA	5.000	12/15/36	30,038
42,048	GNMA	5.500	01/15/37	46,743
25,206	GNMA	6.000	01/20/37	28,752
652,353	GNMA	5.500	02/15/37	728,383
84,186	GNMA	6.000	02/20/37	96,016
657,021	GNMA	6.000	04/15/37	759,076
12,241	GNMA	6.500	04/15/37	13,878
292,602	GNMA	6.000	04/20/37	329,445
37,259	GNMA	6.000	06/15/37	42,194
51,283	GNMA	6.000	08/20/37	58,577
40,473	GNMA	6.500	08/20/37	45,771
202,856	GNMA	6.500	11/20/37	229,446
132,807	GNMA	6.000	12/15/37	149,812
14,493	GNMA	5.000	02/20/38	15,953
333,075	GNMA	5.000	04/15/38	366,616
15,936	GNMA	5.500	05/20/38	17,893
55,359	GNMA	5.500	06/15/38	62,035
146,852	GNMA	6.000	06/20/38	165,578
209,497	GNMA	5.500	07/15/38	232,843
1,185,835	GNMA	5.000	07/20/38	1,309,127
1,119,538	GNMA	5.500	07/20/38	1,257,083
36,625	GNMA	5.500	08/15/38	40,707
495,366	GNMA	6.000	08/15/38	558,310
186,674	GNMA	6.000	08/15/38	210,530
113,428	GNMA	6.000	08/20/38	127,949
449,385	GNMA	6.000	09/20/38	506,915
70,006	GNMA	5.000	10/15/38	77,057
28,919	GNMA	5.500	10/15/38	32,707
41,893	GNMA	6.500	10/20/38	46,589
19,866	GNMA	6.500	10/20/38	22,416
7,416	GNMA	5.500	11/15/38	8,242
78,977	GNMA	6.500	11/20/38	89,114
601,541	GNMA	6.000	12/15/38	678,418
7,104	GNMA	6.500	12/15/38	8,054
71,217	GNMA	5.000	01/15/39	78,734
2,272,438	GNMA	4.500	01/20/39	2,471,746
209,248	GNMA	6.500	01/20/39	236,105
80,130	GNMA	5.000	02/15/39	88,243
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$35,225		GNMA	6.000%	02/15/39	$39,741
726,935		GNMA	4.500	03/15/39	789,401
111,905		GNMA	4.500	03/15/39	121,521
51,621	i	GNMA	4.000	03/20/39	53,225
26,189		GNMA	4.500	03/20/39	28,491
371,141		GNMA	5.500	03/20/39	416,760
43,827		GNMA	4.500	04/15/39	47,570
803,014		GNMA	5.500	04/15/39	900,280
15,955		GNMA	5.000	04/20/39	17,728
80,247		GNMA	4.000	05/15/39	85,284
1,257,751		GNMA	4.500	05/15/39	1,365,835
680,110		GNMA	5.000	05/15/39	751,482
85,181		GNMA	4.000	05/20/39	90,568
227,888		GNMA	4.500	05/20/39	247,872
4,662,586		GNMA	5.000	05/20/39	5,183,078
3,384,796		GNMA	4.500	06/15/39	3,675,670
32,291		GNMA	4.500	06/15/39	35,065
3,080,920		GNMA	5.000	06/15/39	3,422,997
38,996		GNMA	5.000	06/15/39	43,112
81,925		GNMA	5.000	06/15/39	90,673
35,126		GNMA	5.000	06/15/39	38,826
2,892,142		GNMA	5.000	06/15/39	3,211,214
49,719		GNMA	4.000	06/20/39	52,864
31,382		GNMA	5.000	06/20/39	34,920
3,776,872		GNMA	4.000	07/15/39	4,013,902
114,089		GNMA	4.500	07/15/39	123,894
61,386		GNMA	4.500	07/15/39	66,662
3,920,258		GNMA	4.500	07/15/39	4,301,825
40,261		GNMA	5.000	07/15/39	44,489
519,708		GNMA	4.500	07/20/39	565,426
459,706		GNMA	5.000	07/20/39	511,268
40,762		GNMA	5.500	07/20/39	46,297
194,324		GNMA	4.000	08/15/39	206,519
722,290		GNMA	5.000	08/15/39	798,226
49,431		GNMA	5.500	08/15/39	54,964
116,731		GNMA	6.000	08/15/39	131,676
133,574		GNMA	4.000	08/20/39	142,022
128,998		GNMA	5.000	08/20/39	143,419
61,796		GNMA	5.000	09/15/39	68,046
176,264		GNMA	5.000	09/20/39	195,967
48,242		GNMA	4.500	10/15/39	52,388
24,047		GNMA	5.000	10/15/39	26,586
51,100		GNMA	4.500	10/20/39	55,603
87,056		GNMA	4.500	11/15/39	95,530
75,820		GNMA	4.500	11/20/39	82,525
89,894		GNMA	5.000	11/20/39	100,018
2,717,437		GNMA	4.500	12/15/39	2,950,978
157,744		GNMA	4.500	12/15/39	171,691
75,028		GNMA	4.500	12/20/39	81,676
2,765,148		GNMA	5.000	12/20/39	3,076,669
2,476,838		GNMA	4.500	01/20/40	2,695,885
37,223		GNMA	5.500	01/20/40	42,278
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,400,318		GNMA	5.500%	02/15/40	$1,557,352
152,751		GNMA	4.000	03/15/40	162,337
39,924		GNMA	5.000	03/15/40	44,147
28,850		GNMA	4.500	04/15/40	31,394
736,271		GNMA	5.000	04/15/40	816,384
106,301		GNMA	4.500	04/20/40	115,774
18,607		GNMA	4.500	05/15/40	20,252
451,304		GNMA	5.000	05/15/40	498,780
1,016,294	i	GNMA	3.000	05/20/40	1,063,955
23,286		GNMA	4.500	05/20/40	25,371
41,275		GNMA	4.500	06/15/40	44,923
7,950,454		GNMA	4.500	06/15/40	8,653,689
47,310		GNMA	4.500	06/15/40	51,450
494,000		GNMA	5.000	06/20/40	549,773
330,123		GNMA	4.500	07/15/40	359,264
1,125,307		GNMA	4.500	07/15/40	1,223,674
3,728,511		GNMA	4.500	07/20/40	4,064,342
111,161		GNMA	5.000	07/20/40	123,648
2,706,907		GNMA	4.000	08/15/40	2,878,768
842,743		GNMA	4.000	08/15/40	895,632
245,376		GNMA	4.500	08/15/40	269,274
288,912		GNMA	4.500	08/20/40	314,925
224,159		GNMA	4.500	09/20/40	244,430
59,370		GNMA	5.500	09/20/40	67,449
88,435		GNMA	6.500	09/20/40	104,095
76,967		GNMA	4.000	10/15/40	82,305
182,229		GNMA	6.000	10/20/40	205,684
888,648		GNMA	4.000	11/15/40	944,418
2,816,686		GNMA	4.000	11/20/40	2,997,884
725,978		GNMA	3.500	12/15/40	751,613
975,057		GNMA	5.500	12/20/40	1,107,745
2,897,461		GNMA	4.000	01/15/41	3,079,301
7,267,084		GNMA	4.000	01/20/41	7,735,146
718,590		GNMA	4.000	02/15/41	763,688
2,166,456		GNMA	4.500	02/20/41	2,361,925
1,214,470		GNMA	4.500	03/15/41	1,321,749
2,789,973		GNMA	4.500	04/20/41	3,040,130
541,261		GNMA	5.000	04/20/41	601,354
296,493	i	GNMA	4.000	06/20/41	313,409
727,169		GNMA	4.000	07/15/41	772,804
1,048,035		GNMA	4.000	07/20/41	1,113,890
3,367,351		GNMA	4.500	07/20/41	3,666,435
3,040,320		GNMA	5.000	07/20/41	3,383,582
892,025		GNMA	4.500	08/15/41	969,860
1,386,123		GNMA	5.000	08/20/41	1,540,709
1,446,415		GNMA	4.000	09/15/41	1,537,189
163,150	i	GNMA	3.000	09/20/41	169,866
4,598,733		GNMA	4.000	09/20/41	4,885,092
323,319		GNMA	4.000	10/15/41	343,610
336,617	i	GNMA	2.500	10/20/41	348,095
235,947	i	GNMA	3.500	10/20/41	246,371
5,728,643		GNMA	4.000	10/20/41	6,084,254
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$733,770		GNMA	5.500%	10/20/41	$832,613
1,647,499		GNMA	3.500	11/15/41	1,706,529
3,719,936		GNMA	4.000	11/15/41	3,953,393
7,374,133		GNMA	4.500	11/20/41	8,026,040
2,848,710		GNMA	5.000	11/20/41	3,167,835
1,004,871		GNMA	6.000	11/20/41	1,148,289
3,516,858		GNMA	3.500	01/20/42	3,642,005
1,321,973	i	GNMA	3.000	02/20/42	1,379,031
1,770,740		GNMA	3.500	03/20/42	1,833,753
2,974,722		GNMA	4.500	03/20/42	3,240,476
3,206,587		GNMA	3.500	04/15/42	3,320,143
4,198,334		GNMA	3.500	05/20/42	4,368,532
16,909,355		GNMA	3.500	05/20/42	17,511,090
4,230,517		GNMA	4.000	05/20/42	4,492,729
8,147,338		GNMA	3.500	07/15/42	8,452,204
1,263,214	i	GNMA	2.000	07/20/42	1,301,643
3,877,181		GNMA	3.500	07/20/42	4,015,155
4,232,546		GNMA	3.000	08/20/42	4,270,168
4,336,849		GNMA	3.500	08/20/42	4,512,663
15,816,077		GNMA	3.500	08/20/42	16,378,919
3,832,522		GNMA	6.000	08/20/42	4,379,356
6,006,795		GNMA	3.500	10/20/42	6,220,558
6,065,272		GNMA	3.000	11/20/42	6,119,183
4,509,935		GNMA	3.000	12/20/42	4,554,214
4,338,682		GNMA	3.000	01/15/43	4,377,023
6,526,446		GNMA	3.000	01/15/43	6,585,505
5,306,796		GNMA	3.000	01/20/43	5,353,176
8,922,270		GNMA	3.000	02/20/43	8,999,558
4,610,565		GNMA	3.000	02/20/43	4,661,583
1,808,262		GNMA	3.000	04/15/43	1,824,241
2,503,842		GNMA	5.000	04/20/43	2,782,631
3,627,059		GNMA	3.000	05/20/43	3,658,168
5,557,424		GNMA	3.000	06/20/43	5,605,089
9,395,698		GNMA	3.500	06/20/43	9,776,852
11,701,468		GNMA	3.000	07/20/43	11,801,830
9,352,839		GNMA	3.500	09/20/43	9,684,061
4,986,497		GNMA	4.000	09/20/43	5,295,566
4,475,107		GNMA	4.000	10/20/43	4,752,479
1,881,815		GNMA	3.500	11/20/43	1,948,458
5,430,522		GNMA	4.000	11/20/43	5,767,111
4,341,011		GNMA	4.500	12/20/43	4,717,312
4,588,348		GNMA	4.500	01/20/44	4,986,251
4,822,634		GNMA	3.500	02/20/44	4,993,423
9,283,636		GNMA	4.000	02/20/44	9,859,046
9,699,130		GNMA	4.000	05/20/44	10,300,293
9,819,358		GNMA	4.000	06/20/44	10,427,972
21,900,572		GNMA	3.500	07/20/44	22,676,160
		TOTAL MORTGAGE BACKED			1,565,750,724

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power	7.834	02/15/41	429,753
500,000		American Municipal Power	6.270	02/15/50	613,560
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Bay Area Toll Authority	6.263%	04/01/49	$669,795
200,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	240,666
300,000	City of Chicago IL	5.432	01/01/42	274,296
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	947,588
150,000	Colorado Bridge Enterprise	6.078	12/01/40	192,133
200,000	Commonwealth of Massachusetts	4.200	12/01/21	218,480
500,000	Commonwealth of Massachusetts	5.731	06/01/40	621,745
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	217,569
200,000	County of Clark NV	6.820	07/01/45	275,054
350,000	Denver City & County School District No	4.242	12/15/37	339,762
200,000	District of Columbia	5.591	12/01/34	243,408
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	110,435
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	501,695
64,752	Kentucky Asset Liability Commission	3.165	04/01/18	67,260
30,000	Los Angeles Unified School District	5.750	07/01/34	36,446
100,000	Massachusetts School Building Authority	5.715	08/15/39	121,809
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	128,320
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,248,621
650,000	Metropolitan Transportation Authority	7.336	11/15/39	970,456
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	587,025
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	313,535
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	614,915
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,211,686
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	479,784
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	920,680
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	400,633
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	779,618
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,210,066
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	592,930
600,000	New York State Dormitory Authority	5.289	03/15/33	702,354
130,000	New York State Dormitory Authority	5.628	03/15/39	156,864
545,000	New York State Dormitory Authority	5.600	03/15/40	671,751
400,000	New York State Urban Development Corp	5.838	03/15/40	492,168
100,000	Ohio State University	4.910	06/01/40	112,678
675,000	Ohio State Water Development Authority	4.879	12/01/34	752,483
750,000	Oregon School Boards Association	4.759	06/30/28	822,638
250,000	Oregon School Boards Association	5.680	06/30/28	291,680
100,000	Oregon State Department of Transportation	5.834	11/15/34	124,661
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	246,350
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	603,245
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,076,700
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	114,219
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	966,632
200,000	State of California	1.050	02/01/16	200,950
300,000	State of California	5.750	03/01/17	331,515
100,000	State of California	6.200	10/01/19	118,347
100,000	State of California	5.700	11/01/21	117,714
250,000	State of California	7.500	04/01/34	356,670
285,000	State of California	7.550	04/01/39	415,587
3,400,000	State of California	7.300	10/01/39	4,752,010
2,740,000	State of California	7.625	03/01/40	3,995,304
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	State of Connecticut	5.090%	10/01/30	$338,307
620,000	State of Connecticut	5.850	03/15/32	755,520
100,000	State of Illinois	4.511	03/01/15	101,583
1,045,000	State of Illinois	4.961	03/01/16	1,098,034
4,450,000	State of Illinois	5.100	06/01/33	4,321,172
1,295,000	State of Illinois	6.725	04/01/35	1,413,376
300,000	State of Oregon	5.762	06/01/23	348,963
600,000	State of Texas	4.631	04/01/33	669,108
50,000	State of Texas	5.517	04/01/39	62,347
1,000,000	State of Texas	4.681	04/01/40	1,116,130
575,000	State of Texas Transportation Commission	5.028	04/01/26	661,515
500,000	State of Utah	3.539	07/01/25	521,300
200,000	State of Washington	5.090	08/01/33	230,332
604,000	State Public School Building Authority	5.000	09/15/27	665,693
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,203,608
750,000	Tennessee Valley Authority	3.875	02/15/21	817,494
500,000	Tennessee Valley Authority	5.880	04/01/36	651,972
500,000	Tennessee Valley Authority	5.500	06/15/38	628,892
300,000	Tennessee Valley Authority	3.500	12/15/42	279,408
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,888,191
500,000	University of California	1.796	07/01/19	488,670
200,000	University of California	5.770	05/15/43	247,672
860,000	University of California	4.858	05/15/12	825,505
100,000	University of Pennsylvania	4.674	09/01/12	101,496
200,000	University of Southern California	5.250	10/01/11	244,350
700,000	University of Texas	4.794	08/15/46	796,964
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	174,501
	TOTAL MUNICIPAL BONDS			54,654,346

U.S. TREASURY SECURITIES - 35.7%
16,000,000	United States Treasury Bond	5.250	11/15/28	20,584,992
26,060,000	United States Treasury Bond	5.250	02/15/29	33,552,250
19,429,000	United States Treasury Bond	5.375	02/15/31	25,716,108
11,750,000	United States Treasury Bond	4.500	02/15/36	14,502,073
4,644,000	United States Treasury Bond	4.375	02/15/38	5,637,379
36,983,000	United States Treasury Bond	3.500	02/15/39	39,346,436
241,000	United States Treasury Bond	4.500	08/15/39	299,104
850,000	United States Treasury Bond	4.375	11/15/39	1,037,133
915,000	United States Treasury Bond	4.625	02/15/40	1,158,904
3,380,000	United States Treasury Bond	4.375	05/15/40	4,133,105
12,585,000	United States Treasury Bond	3.875	08/15/40	14,246,610
11,185,000	United States Treasury Bond	4.250	11/15/40	13,434,236
5,075,000	United States Treasury Bond	4.750	02/15/41	6,573,708
26,350,000	United States Treasury Bond	4.375	05/15/41	32,319,909
10,000,000	United States Treasury Bond	3.750	08/15/41	11,101,560
2,300,000	United States Treasury Bond	3.125	11/15/41	2,281,313
4,550,000	United States Treasury Bond	3.125	02/15/42	4,505,210
7,500,000	United States Treasury Bond	3.000	05/15/42	7,242,188
10,000,000	United States Treasury Bond	2.750	08/15/42	9,162,500
4,000,000	United States Treasury Bond	2.750	11/15/42	3,659,376
10,250,000	United States Treasury Bond	2.875	05/15/43	9,601,370
6,500,000	United States Treasury Bond	3.625	08/15/43	7,026,097
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	United States Treasury Bond	3.750%	11/15/43	$2,210,624
7,615,000	United States Treasury Bond	3.625	02/15/44	8,228,959
2,500,000	United States Treasury Bond	3.375	05/15/44	2,581,250
12,000,000	United States Treasury Bond	3.125	08/15/44	11,808,744
100	United States Treasury Note	2.500	03/31/15	101
27,300,000	United States Treasury Note	1.250	10/31/15	27,617,799
20,000,000	United States Treasury Note	0.375	11/15/15	20,040,620
23,550,000	United States Treasury Note	1.375	11/30/15	23,869,220
5,000,000	United States Treasury Note	2.125	12/31/15	5,116,990
59,000,000	United States Treasury Note	0.375	01/15/16	59,085,255
5,400,000	United States Treasury Note	2.000	01/31/16	5,523,611
40,000,000	United States Treasury Note	0.250	02/29/16	39,967,200
10,650,000	United States Treasury Note	2.125	02/29/16	10,922,076
250,000	United States Treasury Note	2.625	02/29/16	258,174
8,000,000	United States Treasury Note	0.375	03/15/16	8,003,752
9,000,000	United States Treasury Note	2.250	03/31/16	9,253,476
12,000,000	United States Treasury Note	0.250	04/15/16	11,976,096
14,000,000	United States Treasury Note	2.000	04/30/16	14,350,546
164,000	United States Treasury Note	5.125	05/15/16	176,447
15,000,000	United States Treasury Note	0.375	05/31/16	14,984,760
11,250,000	United States Treasury Note	1.750	05/31/16	11,493,461
22,000,000	United States Treasury Note	0.500	06/15/16	22,020,636
10,000,000	United States Treasury Note	0.500	06/30/16	10,005,860
5,000,000	United States Treasury Note	1.500	06/30/16	5,088,475
10,750,000	United States Treasury Note	1.500	07/31/16	10,941,060
970,000	United States Treasury Note	3.250	07/31/16	1,018,121
19,000,000	United States Treasury Note	0.625	08/15/16	19,027,455
10,000,000	United States Treasury Note	0.500	08/31/16	9,989,840
14,000,000	United States Treasury Note	1.000	08/31/16	14,113,750
14,200,000	United States Treasury Note	1.000	09/30/16	14,306,500
23,050,000	United States Treasury Note	1.000	10/31/16	23,213,862
27,000,000	United States Treasury Note	0.625	11/15/16	26,966,250
173,000	United States Treasury Note	4.625	11/15/16	187,340
278,400	United States Treasury Note	7.500	11/15/16	318,246
15,250,000	United States Treasury Note	0.875	11/30/16	15,305,998
8,000,000	United States Treasury Note	0.625	12/15/16	7,983,128
4,000,000	United States Treasury Note	0.875	12/31/16	4,010,624
50,300,000	United States Treasury Note	0.875	01/31/17	50,394,312
16,250,000	United States Treasury Note	0.875	02/28/17	16,266,510
220,000	United States Treasury Note	3.000	02/28/17	231,430
20,000,000	United States Treasury Note	0.750	03/15/17	19,962,500
21,300,000	United States Treasury Note	1.000	03/31/17	21,364,901
16,500,000	United States Treasury Note	0.875	04/30/17	16,483,236
160,000	United States Treasury Note	8.750	05/15/17	192,537
30,400,000	United States Treasury Note	0.625	05/31/17	30,136,371
11,000,000	United States Treasury Note	0.750	06/30/17	10,926,949
20,200,000	United States Treasury Note	0.500	07/31/17	19,893,849
139,200	United States Treasury Note	8.875	08/15/17	170,085
17,300,000	United States Treasury Note	0.625	08/31/17	17,071,588
16,000,000	United States Treasury Note	0.625	09/30/17	15,764,992
61,750,000	United States Treasury Note	0.750	10/31/17	60,968,492
8,414,000	United States Treasury Note	4.250	11/15/17	9,210,705
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$20,500,000	United States Treasury Note	0.625%	11/30/17	$20,130,037
31,000,000	United States Treasury Note	0.750	12/31/17	30,505,922
8,044,000	United States Treasury Note	2.750	12/31/17	8,428,600
21,000,000	United States Treasury Note	0.875	01/31/18	20,722,737
8,127,000	United States Treasury Note	2.625	01/31/18	8,485,092
31,000,000	United States Treasury Note	0.750	02/28/18	30,409,078
23,000,000	United States Treasury Note	0.750	03/31/18	22,525,625
15,000,000	United States Treasury Note	0.625	04/30/18	14,605,080
6,172,000	United States Treasury Note	2.625	04/30/18	6,442,506
6,266,000	United States Treasury Note	3.875	05/15/18	6,819,657
72,000,000	United States Treasury Note	1.000	05/31/18	70,925,616
7,862,000	United States Treasury Note	2.375	05/31/18	8,131,643
7,000,000	United States Treasury Note	1.375	06/30/18	6,979,763
15,000,000	United States Treasury Note	1.375	07/31/18	14,939,070
13,065,000	United States Treasury Note	2.250	07/31/18	13,439,600
40,350,000	United States Treasury Note	1.500	08/31/18	40,331,076
22,000,000	United States Treasury Note	1.375	09/30/18	21,862,500
28,000,000	United States Treasury Note	1.250	10/31/18	27,650,000
1,681,000	United States Treasury Note	9.000	11/15/18	2,185,824
33,500,000	United States Treasury Note	1.250	11/30/18	33,039,375
25,000,000	United States Treasury Note	1.500	12/31/18	24,875,000
25,000,000	United States Treasury Note	1.500	01/31/19	24,843,750
2,802,400	United States Treasury Note	2.750	02/15/19	2,932,885
30,000,000	United States Treasury Note	1.500	02/28/19	29,786,730
36,000,000	United States Treasury Note	1.625	03/31/19	35,898,768
20,000,000	United States Treasury Note	1.625	04/30/19	19,925,000
40,750,000	United States Treasury Note	1.500	05/31/19	40,326,567
40,000,000	United States Treasury Note	1.625	06/30/19	39,787,520
18,000,000	United States Treasury Note	1.625	07/31/19	17,887,500
50,500,000	United States Treasury Note	1.625	08/31/19	50,152,812
40,000,000	United States Treasury Note	1.750	09/30/19	39,946,880
4,000,000	United States Treasury Note	1.875	06/30/20	3,977,500
4,000,000	United States Treasury Note	2.000	07/31/20	4,001,248
5,342,000	United States Treasury Note	2.625	08/15/20	5,522,293
6,000,000	United States Treasury Note	2.000	09/30/20	5,983,128
5,650,000	United States Treasury Note	2.625	11/15/20	5,826,563
5,000,000	United States Treasury Note	2.000	11/30/20	4,973,045
5,900,000	United States Treasury Note	3.625	02/15/21	6,436,534
10,000,000	United States Treasury Note	2.000	02/28/21	9,914,840
27,610,000	United States Treasury Note	2.125	08/15/21	27,471,950
6,070,000	United States Treasury Note	2.000	11/15/21	5,975,630
13,379,100	United States Treasury Note	8.000	11/15/21	18,513,330
10,500,000	United States Treasury Note	1.625	11/15/22	9,923,319
13,250,000	United States Treasury Note	1.750	05/15/23	12,558,509
16,000,000	United States Treasury Note	2.500	08/15/23	16,095,008
13,000,000	United States Treasury Note	2.750	11/15/23	13,325,000
26,000,000	United States Treasury Note	2.500	05/15/24	26,016,250
25,000,000	United States Treasury Note	2.375	08/15/24	24,710,950
	TOTAL U.S. TREASURY SECURITIES			1,964,273,634

	TOTAL GOVERNMENT BONDS			3,969,771,494
	(Cost $3,948,465,275)
122

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 2.6%

ASSET BACKED - 0.8%
$500,000	Ally Auto Receivables Trust	1.210%	07/15/16	$502,111
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	799,634
	Series - 2012 4 (Class A4)
1,146,000	AmeriCredit Automobile Receivables Trust	0.610	10/10/17	1,146,948
	Series - 2013 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	507,622
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	300,467
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	495,260
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	151,334
	Series - 2013 3 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	498,864
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,323,914
	Series - 2006 A3 (Class A3)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	738,448
	Series - 2007 A7 (Class A7)
600,000	Centerpoint Energy Transistion	3.460	08/15/19	628,259
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	559,291
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	599,282
	Series - 2012 1 (Class A2)
400,000	Chase Issuance Trust	0.790	06/15/17	401,026
	Series - 2012 A3 (Class A3)
395,000	Chase Issuance Trust	1.010	10/15/18	394,529
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	999,159
	Series - 2014 A1 (Class A)
1,000,000	Chase Issuance Trust	2.160	09/16/24	948,080
	Series - 2012 A7 (Class A7)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	839,527
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	347,159
	Series - 2008 A1 (Class A1)
1,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	1,015,305
	Series - 0 A1 (Class A1)
101,042	Detroit Edison Securitization Funding LLC	6.620	03/01/16	103,657
	Series - 2001 1 (Class A6)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,350,385
	Series - 2007 A1 (Class A1)
208,341	FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	217,737
	Series - 2010 K007 (Class A1)
3,484,332	FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	3,431,949
	Series - 2012 K019 (Class A1)
123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307%	08/25/22	$2,903,430
		Series - 2012 K023 (Class A2)
477,107		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	490,517
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	489,421
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	493,392
		Series - 2013 K027 (Class A2)
98,175		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	99,854
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,033,207
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	523,392
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,568,531
		Series - 2014 K036 (Class A2)
260,000		Ford Credit Auto Owner Trust	3.560	01/15/17	261,709
		Series - 2010 2010-B (Class D)
599,715		Ford Credit Auto Owner Trust	0.550	07/15/17	600,153
		Series - 2013 2013-A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	823,075
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	505,300
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,881,775
		Series - 2012 6 (Class A)
590,000		Hyundai Auto Receivables Trust	0.750	09/17/18	588,238
		Series - 2013 A (Class A4)
1,150,000		Nissan Auto Receivables Owner Trust	0.840	11/15/17	1,153,453
		Series - 2013 B (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	401,821
		Series - 2012 A (Class A4)
13,377	i	Residential Asset Securities Corp	6.489	10/25/30	13,389
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,786
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.190	05/15/18	2,002,156
		Series - 2013 2013-3 (Class B)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	206,371
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,503,239
		Series - 2013 2013-1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	303,439
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,010,670
		Series - 2014 2014-1 (Class C)
120,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	119,856
		Series - 2014 A (Class A3)
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Volkswagen Auto Loan Enhanced Trust	0.660%	03/20/19	$99,614
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,963
		Series - 2010 VNO (Class A2FX)
		TOTAL ASSET BACKED			42,407,698

OTHER MORTGAGE BACKED - 1.8%
336,444	i	Banc of America Commercial Mortgage, Inc	5.347	11/10/42	336,309
		Series - 2005 1 (Class A4)
102,480	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	109,181
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	473,742
		Series - 2006 6 (Class A4)
93,184		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	93,361
		Series - 2006 5 (Class AAB)
46,972		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	46,996
		Series - 2004 6 (Class A5)
1,342,074	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.349	09/10/47	1,381,748
		Series - 2005 6 (Class A4)
26,083		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	26,053
		Series - 2007 5 (Class A3)
1,320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,415,870
		Series - 2006 PW14 (Class A4)
278,499	i	Bear Stearns Commercial Mortgage Securities	5.600	03/11/39	291,247
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.897	06/11/40	219,709
		Series - 2007 PW16 (Class A4)
310,143		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	314,411
		Series - 2005 PWR8 (Class A4)
17,070	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	17,069
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	881,423
		Series - 2006 PW13 (Class AM)
474,509		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	508,233
		Series - 2006 T24 (Class A4)
19,297	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	19,291
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,093,032
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	549,339
		Series - 2007 PW18 (Class A4)
99,016		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	100,098
		Series - 2007 PW17 (Class A3)
83,784		Citigroup Commercial Mortgage Trust	4.733	10/15/41	83,753
		Series - 2004 2004-C2 (Class A5)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	751,714
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,047,068
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	267,117
		Series - 2014 2014-GC19 (Class A4)
750,000	i	Citigroup Commercial Mortgage Trust	6.339	12/10/49	826,505
		Series - 2008 2008-C7 (Class A4)
125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$585,000		Citigroup, Inc	5.322%	12/11/49	$624,945
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.400	07/15/44	568,827
		Series - 2005 CD1 (Class AJ)
925,703		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	977,063
		Series - 2006 CD3 (Class A5)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,060,312
		Series - 2013 CR13 (Class A2)
730,000		COMM Mortgage Trust	2.256	12/10/44	741,607
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	607,533
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	502,475
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	747,110
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	392,239
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	522,798
		Series - 0 CR7 (Class A4)
491,028	i	COMM Mortgage Trust	5.948	06/10/46	520,496
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,054,060
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	535,317
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,023,937
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	522,059
		Series - 2014 A5 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,050,843
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,029,805
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,018,791
		Series - 2014 UBS4 (Class A5)
255,000	i	COMM Mortgage Trust	5.989	12/10/49	280,794
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.241	12/10/49	328,653
		Series - 2008 LS1 (Class ASM)
1,884,190	i	Credit Suisse Commercial Mortgage Trust	5.999	06/15/38	1,995,602
		Series - 2006 C3 (Class A3)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.609	02/15/39	521,766
		Series - 2006 C1 (Class A4)
164,206		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	174,820
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,248,417
		Series - 2006 C4 (Class AM)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	226,742
		Series - 2005 C5 (Class AJ)
468,690	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	478,330
		Series - 2005 C5 (Class A4)
78,932	i	GE Capital Commercial Mortgage Corp	5.458	11/10/45	79,729
		Series - 2005 C4 (Class ASB)
126

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	GE Capital Commercial Mortgage Corp	5.490%	11/10/45	$1,026,766
		Series - 2005 C4 (Class A4)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,879,235
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	622,010
		Series - 2005 GG5 (Class AM)
701,207	i	Greenwich Capital Commercial Funding Corp	6.014	07/10/38	744,206
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	592,444
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	645,162
		Series - 2007 GG9 (Class AM)
2,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,190,530
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,901,650
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	776,882
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,445,588
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	447,210
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	294,042
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	295,700
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,814,914
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	513,783
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	209,250
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	249,060
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	494,596
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	537,371
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	205,295
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,049,339
		Series - 2014 GC18 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	102,512
		Series - 2009 IWST (Class A2)
51,549		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	51,895
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,199,000
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.405	12/15/44	1,029,421
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.058	04/15/45	214,629
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.381	05/15/45	324,817
		Series - 2012 C6 (Class D)
127

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483%	06/15/45	$308,846
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	525,712
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	498,260
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	536,568
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	531,773
		Series - 2013 C16 (Class A4)
1,460,253		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,564,579
		Series - 2006 LDP9 (Class A3)
918,551		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	989,430
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	411,894
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	291,966
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	496,364
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	567,613
		Series - 2013 C10 (Class AS)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.981	06/15/49	457,041
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.981	06/15/49	931,644
		Series - 2007 LD11 (Class A4)
139,758		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	140,032
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	419,021
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	393,767
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	133,628
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	211,383
		Series - 2006 C6 (Class AJ)
1,385,662		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,493,551
		Series - 2007 C1 (Class A4)
794,084		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	859,933
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	889,852
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	656,273
		Series - 2007 C6 (Class AM)
301,129	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	333,198
		Series - 2007 C7 (Class A3)
126,717	i	Merrill Lynch Mortgage Trust	5.462	11/12/37	130,802
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.462	11/12/37	232,739
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	297,900
		Series - 2005 CIP1 (Class AM)
128

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$235,000	i	Merrill Lynch Mortgage Trust	5.862%	05/12/39	$248,215
		Series - 2006 C1 (Class A4)
209,249	i	Merrill Lynch Mortgage Trust	6.028	06/12/50	209,557
		Series - 2007 C1 (Class A3)
445,788	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.651	02/12/39	465,271
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	162,205
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	58,500
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	738,227
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	498,251
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	236,162
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	210,567
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	409,042
		Series - 2014 2014-C14 (Class A2)
225,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	233,258
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,294,026
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,072,794
		Series - 2014 2014-C16 (Class A5)
674,982		Morgan Stanley Capital I	5.168	01/14/42	676,296
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	638,184
		Series - 2007 IQ13 (Class A4)
188,697	i	Morgan Stanley Capital I	5.731	07/12/44	200,177
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	800,296
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	253,467
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,261,178
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,683,653
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	222,450
		Series - 2007 T25 (Class AM)
1,745,337		Morgan Stanley Capital I	5.809	12/12/49	1,907,170
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	247,007
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.573	08/15/39	520,497
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,490,616
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	498,814
		Series - 0 C6 (Class A4)
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		UBS Barclays Commercial Mortgage Trust	3.525%	05/10/63	$1,021,526
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	413,588
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	107,042
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	107,805
		Series - 2007 2007-C30 (Class A5)
955,760	i	Wachovia Bank Commercial Mortgage Trust	5.449	12/15/44	988,894
		Series - 2005 2005-C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.499	12/15/44	761,510
		Series - 2005 2005-C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	109,587
		Series - 2006 2006-C23 (Class AJ)
823,097	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	866,050
		Series - 2006 2006-C27 (Class A3)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	815,861
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	322,805
		Series - 2006 2006-C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.140	02/15/51	219,443
		Series - 2007 2007-C33 (Class A5)
1,224,188	i	Wachovia Bank Commercial Mortgage Trust	6.140	02/15/51	1,319,603
		Series - 2007 2007-C33 (Class A4)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,285,651
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	5.001	06/15/45	265,894
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	397,763
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	762,471
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	602,808
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	508,095
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,055,005
		Series - 2014 C19 (Class B)
267,543		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	266,371
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	498,850
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			96,781,917

		TOTAL STRUCTURED ASSETS			139,189,615
		(Cost $138,580,617)

		TOTAL BONDS			5,455,570,601
		(Cost $5,406,581,785)
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.1%
TREASURY DEBT - 0.1%
$3,600,000	United States Treasury Bill	0.103%	07/23/15	$3,598,376
	TOTAL TREASURY DEBT			3,598,376

	TOTAL SHORT-TERM INVESTMENTS			3,598,376
	(Cost $3,596,976)

	TOTAL INVESTMENTS - 99.6%			5,459,168,977
	(Cost $5,410,178,761)
	OTHER ASSETS & LIABILITIES, NET - 0.4%			23,545,871
	NET ASSETS - 100.0%			$5,482,714,848

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities was $20,447,520 or 0.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
131

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.9%

AUTOMOBILES & COMPONENTS - 0.2%
$1,995,000	i	Gates Global LLC	4.250%	07/03/21	$1,957,175
3,000,000	i	INA Beteiligungsgesellschaft mbH	3.750	05/15/20	2,971,890
		TOTAL AUTOMOBILES & COMPONENTS			4,929,065

CAPITAL GOODS - 0.2%
1,586,005	i	Alliant Techsystems, Inc	3.500	11/01/20	1,582,040
786,060	i	FMG Resources August 2006 Pty Ltd	3.750	06/28/19	768,743
2,910,567	i	TransDigm, Inc	3.750	02/28/20	2,858,177
		TOTAL CAPITAL GOODS			5,208,960

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
3,048,036	i	Capital Safety North America	3.750	03/29/21	2,963,453
982,418	i	Pilot Corp	4.250	08/07/19	980,375
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,943,828

CONSUMER DURABLES & APPAREL - 0.2%
2,625,000	i	Libbey Glass, Inc	3.750	04/09/21	2,597,123
1,995,000	i	Otter Products LLC	5.750	06/03/20	1,975,050
		TOTAL CONSUMER DURABLES & APPAREL			4,572,173

CONSUMER SERVICES - 0.5%
667,917	i	Boyd Gaming Corp	4.000	08/14/20	657,063
1,818,529	i	CityCenter Holdings LLC	4.250	10/16/20	1,798,071
2,183,422	i	DineEquity, Inc	3.750	10/19/17	2,174,688
2,944,444	i	Hilton Worldwide	3.500	10/26/20	2,895,361
371,007	i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	366,525
2,481,250	i	Marina District Finance Co, Inc	6.750	08/15/18	2,476,287
589,500	i	MGM Resorts International	3.500	12/20/19	578,447
1,133,709	i	Pinnacle Entertainment, Inc	3.750	08/13/20	1,117,644
1,490,013	i	Spin Holdco, Inc	4.250	11/14/19	1,461,151
		TOTAL CONSUMER SERVICES			13,525,237

DIVERSIFIED FINANCIALS - 0.2%
4,064,813	i	TransUnion LLC	4.000	04/09/21	3,996,239
		TOTAL DIVERSIFIED FINANCIALS			3,996,239

ENERGY - 0.1%
2,932,579	i	Arch Coal, Inc	6.250	05/16/18	2,680,553
		TOTAL ENERGY			2,680,553

FOOD & STAPLES RETAILING - 0.2%
3,300,000	i	Albertson’s Holdings LLC	4.500	08/25/21	3,282,114
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,011,250
132

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	i	Rite Aid Corp	4.875%	06/21/21	$1,490,625
		TOTAL FOOD & STAPLES RETAILING			5,783,989

FOOD, BEVERAGE & TOBACCO - 0.1%
2,271,250	i	HJ Heinz Co	3.500	06/05/20	2,240,588
		TOTAL FOOD, BEVERAGE & TOBACCO			2,240,588

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
648,375	i	Accellent, Inc	4.500	03/12/21	635,894
2,788,913		Biomet, Inc	3.655	07/25/17	2,766,546
2,495,458	i	Capsugel Holdings US, Inc	3.500	08/01/18	2,444,301
698,250	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	689,438
2,970,000	i	HCA, Inc	2.983	05/01/18	2,932,459
2,970,026	i	Kinetic Concepts, Inc	4.000	05/04/18	2,927,346
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,395,984

INSURANCE - 0.1%
1,206,694	i	Compass Investors, Inc	4.250	12/27/19	1,184,068
		TOTAL INSURANCE			1,184,068

MATERIALS - 0.2%
1,565,308	i	Minerals Technologies, Inc	4.000	05/07/21	1,550,641
2,644,444	i	Signode Industrial Group US, Inc	4.000	05/01/21	2,593,222
800,000	i	Solenis International LP	7.750	07/31/22	776,000
1,013,047	i	Tronox Pigments BV	4.000	03/19/20	1,004,314
		TOTAL MATERIALS			5,924,177

MEDIA - 0.4%
1,462,668	i	CSC Holdings LLC	2.654	04/17/20	1,418,335
1,630,000	i	Time, Inc	4.250	04/26/21	1,611,663
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	1,945,460
3,000,000	h,i	Visant Corp	7.000	09/23/21	2,960,640
		TOTAL MEDIA			7,936,098

RETAILING - 0.2%
1,952,650	i	Academy Ltd	4.500	08/03/18	1,930,683
1,200,000	i	Stater Bros Markets	4.750	05/12/21	1,194,756
		TOTAL RETAILING			3,125,439

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,142,125	i	Avago Technologies Ltd	3.750	05/06/21	3,111,112
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,111,112

SOFTWARE & SERVICES - 0.6%
2,542,500	i	Activision Blizzard, Inc	3.250	10/11/20	2,534,110
1,100,000	i	Asurion LLC	8.500	03/03/21	1,109,966
2,375,000	i	Evergreen Skills Lux S.a.r.l.	7.750	04/28/22	2,280,000
957,797	i	IMS Health, Inc	3.500	03/17/21	937,444
1,311,489	i	Infor US, Inc	3.750	06/03/20	1,280,617
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,988,750
1,462,972	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,462,065
133

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,225,000	h,i	ProQuest LLC	5.250%	09/23/21	$2,218,503
		TOTAL SOFTWARE & SERVICES			14,811,455

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,985,000	i	Scientific Games International, Inc	4.250	10/18/20	1,944,069
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,944,069

TELECOMMUNICATION SERVICES - 0.0%
992,500	i	Internap Network Services Corp	6.000	11/26/19	990,019
357,490	i	Presidio, Inc	5.000	03/31/17	356,822
		TOTAL TELECOMMUNICATION SERVICES			1,346,841

UTILITIES - 0.0%
245,000	i	Calpine Corp	4.000	10/09/19	242,381
		TOTAL UTILITIES			242,381

		TOTAL BANK LOAN OBLIGATIONS			98,902,256
		(Cost $100,054,508)

BONDS - 91.3%

CORPORATE BONDS - 40.4%

AUTOMOBILES & COMPONENTS - 0.3%
900,000		Chrysler Group LLC	8.000	06/15/19	955,125
1,000,000		Ford Motor Co	7.450	07/16/31	1,320,326
950,000		Ford Motor Co	4.750	01/15/43	950,794
1,750,000	g	Gates Global LLC	6.000	07/15/22	1,645,000
2,475,000		Johnson Controls, Inc	4.625	07/02/44	2,416,437
1,450,000		Magna International, Inc	3.625	06/15/24	1,440,821
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	182,000
		TOTAL AUTOMOBILES & COMPONENTS			8,910,503

BANKS - 6.5%
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,058,092
2,000,000	g	Banco de Bogota S.A.	5.000	01/15/17	2,100,000
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,537,500
2,000,000	g	Banco del Estado de Chile	2.000	11/09/17	2,012,738
865,000		Bancolombia S.A.	5.950	06/03/21	949,337
900,000	g	Bangkok Bank PCL	3.250	10/18/15	916,497
1,000,000	g	Bangkok Bank PCL	3.300	10/03/18	1,022,842
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	371,255
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	998,351
3,475,000		Bank of America Corp	3.750	07/12/16	3,627,511
650,000		Bank of America Corp	5.300	03/15/17	704,219
25,000		Bank of America Corp	6.000	09/01/17	27,871
4,850,000		Bank of America Corp	2.600	01/15/19	4,840,552
1,000,000		Bank of America Corp	5.490	03/15/19	1,103,958
3,000,000		Bank of America Corp	2.650	04/01/19	2,990,805
3,150,000		Bank of America Corp	4.100	07/24/23	3,215,826
500,000		Bank of America Corp	4.000	04/01/24	505,210
134

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,225,000		Bank of America Corp	4.200%	08/26/24	$1,214,407
2,900,000		Bank of America Corp	5.000	01/21/44	3,059,320
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,618,603
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,518,888
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,914,250
5,000,000		Bank of Nova Scotia	2.125	09/11/19	4,972,555
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,022,623
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	942,029
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,228,305
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	755,625
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	457,200
1,000,000	g,i	BBVA Banco Continental S.A.	5.250	09/22/29	1,004,900
375,000		Branch Banking & Trust Co	2.300	10/15/18	379,659
500,000	g	Caixa Economica Federal	4.500	10/03/18	510,250
1,500,000	g,i	Caixa Economica Federal	7.250	07/23/24	1,503,750
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,799,056
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,969,882
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,311,162
300,000		Capital One Bank USA NA	3.375	02/15/23	293,924
189,000		Citigroup, Inc	5.500	10/15/14	189,351
8,975,000		Citigroup, Inc	1.300	11/15/16	8,976,759
2,500,000		Citigroup, Inc	3.875	10/25/23	2,538,620
2,750,000		Citigroup, Inc	3.750	06/16/24	2,741,511
1,775,000		Citigroup, Inc	5.300	05/06/44	1,844,326
3,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	3,514,490
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,012,771
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,590,032
800,000	g,i	Credit Agricole S.A.	6.625	12/30/49	762,821
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	989,730
2,000,000		Eksportfinans ASA	2.375	05/25/16	2,002,400
1,000,000	g	Export Credit Bank of Turkey	5.000	09/23/21	994,000
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,492,580
4,250,000		Fifth Third Bancorp	2.375	04/25/19	4,255,971
1,200,000	g	Hana Bank	4.375	09/30/24	1,192,055
4,125,000	g	HSBC Bank plc	1.500	05/15/18	4,067,976
500,000	g	HSBC Bank plc	4.125	08/12/20	537,852
2,025,000		HSBC Holdings plc	4.250	03/14/24	2,048,903
875,000		HSBC Holdings plc	5.250	03/14/44	928,948
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,158,659
1,250,000		HSBC USA, Inc	2.250	06/23/19	1,244,874
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,552,432
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,025,575
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	997,853
2,500,000		JPMorgan Chase & Co	3.875	02/01/24	2,560,390
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,901,715
775,000		JPMorgan Chase & Co	4.850	02/01/44	811,857
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	381,000
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	774,371
2,475,000	i	Malayan Banking Bhd	3.250	09/20/22	2,495,713
1,000,000	g	National Savings Bank	5.150	09/10/19	998,750
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,010,083
1,900,000	g	PKO Finance AB	4.630	09/26/22	1,973,625
135

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,675,000		PNC Bank NA	2.200%	01/28/19	$1,676,891
2,025,000		PNC Bank NA	2.250	07/02/19	2,014,841
3,000,000		PNC Bank NA	2.950	01/30/23	2,911,707
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,488,523
1,500,000		PNC Funding Corp	2.700	09/19/16	1,547,808
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	925,750
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,364,228
2,750,000	g	State Bank of India	3.250	04/18/18	2,777,418
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	127,536
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,034,286
575,000		SunTrust Bank	2.750	05/01/23	548,097
425,000		Toronto-Dominion Bank	2.500	07/14/16	438,414
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,028,560
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	672,300
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,026,200
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	670,275
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	487,500
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	721,000
500,000		Union Bank NA	2.125	06/16/17	508,059
400,000		UnionBanCal Corp	3.500	06/18/22	408,600
1,000,000		US Bancorp	1.650	05/15/17	1,009,098
475,000		US Bancorp	2.950	07/15/22	460,863
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,810,411
1,000,000	g	Zenith Bank plc	6.250	04/22/19	1,000,000
		TOTAL BANKS			166,685,310

CAPITAL GOODS - 1.1%
750,000	g	Alpek S.A. de C.V.	5.375	08/08/23	776,250
1,225,000		Anixter, Inc	5.625	05/01/19	1,287,781
1,300,000		Anixter, Inc	5.125	10/01/21	1,283,750
950,000		Caterpillar, Inc	1.500	06/26/17	955,871
650,000		Deere & Co	2.600	06/08/22	631,057
625,000	g	EADS Finance BV	2.700	04/17/23	600,774
150,000		Eaton Corp	4.000	11/02/32	148,393
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,746,600
6,000,000		John Deere Capital Corp	1.050	10/11/16	6,013,758
500,000		John Deere Capital Corp	1.400	03/15/17	503,690
375,000		John Deere Capital Corp	2.750	03/15/22	370,563
707,673	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	728,903
715,275	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	742,098
660,000	g	Rexel S.A.	6.125	12/15/19	676,500
500,000	g	Rexel S.A.	5.250	06/15/20	502,187
947,000	g	Sealed Air Corp	8.375	09/15/21	1,051,170
1,000,000		SPX Corp	6.875	09/01/17	1,090,000
1,790,000	g	Stena AB	7.000	02/01/24	1,861,600
1,950,000	g	Timken Co	3.875	09/01/24	1,919,494
2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,636,505
1,450,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,475,375
875,000		United Technologies Corp	1.800	06/01/17	887,926
		TOTAL CAPITAL GOODS			27,890,245
136

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
$1,825,000		ADT Corp	6.250%	10/15/21	$1,888,875
750,000	g,h	AECOM Technology Corp	5.750	10/15/22	752,812
3,150,000	g,h	AECOM Technology Corp	5.875	10/15/24	3,169,687
1,200,000		Air Lease Corp	3.875	04/01/21	1,212,000
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,214,281
670,000		Republic Services, Inc	3.800	05/15/18	711,795
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,097,500
325,000		RR Donnelley & Sons Co	7.000	02/15/22	342,875
675,000		RR Donnelley & Sons Co	6.500	11/15/23	673,313
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,093,438
3,200,000		Synchrony Financial	1.875	08/15/17	3,204,413
1,450,000		Synchrony Financial	3.000	08/15/19	1,453,974
1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,062,500
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,087,500
1,000,000		Waste Management, Inc	2.600	09/01/16	1,028,992
2,550,000		Waste Management, Inc	2.900	09/15/22	2,498,796
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			23,492,751

CONSUMER DURABLES & APPAREL - 0.2%
1,000,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	1,132,500
1,000,000		DR Horton, Inc	5.750	08/15/23	1,037,500
275,000		DR Horton, Inc	4.750	05/15/17	285,312
161,000		DR Horton, Inc	3.625	02/15/18	159,390
600,000		DR Horton, Inc	3.750	03/01/19	583,500
1,000,000		KB Home	7.000	12/15/21	1,042,500
2,000,000		Lennar Corp	4.500	06/15/19	1,982,500
225,000		Whirlpool Corp	3.700	03/01/23	226,001
		TOTAL CONSUMER DURABLES & APPAREL			6,449,203

CONSUMER SERVICES - 1.2%
4,000,000	g,h	1011778 BC / New Red Fin	6.000	04/01/22	3,975,000
545,000		Ameristar Casinos, Inc	7.500	04/15/21	566,800
350,000		ARAMARK Corp	5.750	03/15/20	358,750
1,350,000		GLP Capital LP	4.375	11/01/18	1,370,250
1,500,000		MGM Resorts International	6.750	10/01/20	1,597,500
1,880,000		Northeastern University	4.181	03/01/23	1,925,981
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	1,995,750
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,038,560
2,000,000		Service Corp International	7.000	06/15/17	2,180,000
1,000,000		Service Corp International	7.625	10/01/18	1,130,000
2,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	2,856,650
4,000,000		University of Chicago	4.151	10/01/45	3,902,372
5,000,000		Walt Disney Co	0.875	05/30/17	4,957,105
		TOTAL CONSUMER SERVICES			28,854,718

DIVERSIFIED FINANCIALS - 4.2%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	546,942
335,000		Abbey National Treasury Services plc	4.000	04/27/16	350,392
2,000,000	g	AerCap Ireland Capital Ltd	2.750	05/15/17	1,952,500
1,000,000		Ally Financial, Inc	4.750	09/10/18	1,025,000
600,000		American Express Centurion Bank	0.875	11/13/15	601,939
875,000		American Express Centurion Bank	6.000	09/13/17	985,459
137

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,375,000		American Express Credit Corp	1.750%	06/12/15	$2,396,287
1,500,000		American Express Credit Corp	1.300	07/29/16	1,510,005
250,000		American Express Credit Corp	2.800	09/19/16	258,258
2,000,000		American Express Credit Corp	2.125	07/27/18	2,010,826
4,000,000	g,i	Armor Re Ltd	4.010	12/15/16	4,029,200
500,000		Bank of New York Mellon Corp	1.200	02/20/15	501,351
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,371,141
275,000		Bank of New York Mellon Corp	5.450	05/15/19	312,985
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,120,000
1,000,000	g	BBVA Bancomer S.A.	4.375	04/10/24	1,010,000
500,000		BlackRock, Inc	3.500	12/10/14	502,961
825,000		BlackRock, Inc	1.375	06/01/15	830,409
1,100,000		BlackRock, Inc	3.500	03/18/24	1,109,018
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,054,832
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,031,053
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,183,861
1,000,000	g	Comcel Trust	6.875	02/06/24	1,055,000
300,000		Countrywide Financial Corp	6.250	05/15/16	323,361
1,225,000		Credit Suisse	2.300	05/28/19	1,212,799
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,016,818
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,548,114
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,135,913
3,000,000		General Electric Capital Corp	1.500	07/12/16	3,036,432
950,000		General Electric Capital Corp	2.300	04/27/17	976,121
2,500,000		General Electric Capital Corp	2.300	01/14/19	2,524,642
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,393,800
400,000		General Electric Capital Corp	6.875	01/10/39	538,354
2,575,000		General Motors Financial Co, Inc	3.250	05/15/18	2,587,875
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,201,437
150,000		General Motors Financial Co, Inc	4.250	05/15/23	150,562
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	279,389
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,920,001
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	498,714
1,250,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,240,848
1,200,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,208,616
1,375,000		Goldman Sachs Group, Inc	3.850	07/08/24	1,366,883
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	174,695
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,835,244
2,925,000		Goldman Sachs Group, Inc	4.800	07/08/44	2,941,251
575,000		Icahn Enterprises LP	4.875	03/15/19	566,375
1,000,000		Icahn Enterprises LP	5.875	02/01/22	1,000,000
675,000	g	ICICI Bank Ltd	4.800	05/22/19	714,660
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,501,743
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,487
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,483,900
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,290,250
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,090,000
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	728,106
865,000	g	Inversiones CMPC S.A.	4.750	09/15/24	858,364
750,000		Korea Development Bank	2.500	03/11/20	742,157
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	327,052
300,000		Legg Mason, Inc	2.700	07/15/19	300,890
138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$425,000		Legg Mason, Inc	3.950%	07/15/24	$428,831
1,600,000	g	Lukoil International Finance BV	3.416	04/24/18	1,498,000
650,000	g	Lukoil International Finance BV	6.125	11/09/20	653,250
1,200,000		Morgan Stanley	1.750	02/25/16	1,212,799
3,000,000		Morgan Stanley	5.450	01/09/17	3,258,561
800,000		Morgan Stanley	3.750	02/25/23	798,961
2,800,000		Morgan Stanley	3.875	04/29/24	2,797,096
500,000		Morgan Stanley	6.375	07/24/42	624,269
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	329,201
1,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,000,418
500,000	g	NongHyup Bank	2.750	09/29/19	500,200
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	766,878
1,325,000	g	Rio Oil Finance Trust	6.250	07/06/24	1,366,873
1,575,000		SLM Corp	4.875	06/17/19	1,575,000
1,675,000		State Street Corp	1.350	05/15/18	1,645,696
900,000	g	SUAM Finance BV	4.875	04/17/24	915,750
550,000	g	Temasek Financial I Ltd	2.375	01/23/23	527,026
400,000		Toyota Motor Credit Corp	1.250	10/05/17	397,494
1,000,000		Unilever Capital Corp	0.850	08/02/17	989,629
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,513,799
600,000	g	Waha Aerospace BV	3.925	07/28/20	630,000
500,000		Wells Fargo & Co	1.500	07/01/15	504,071
650,000		Wells Fargo & Co	2.100	05/08/17	662,919
1,900,000		Wells Fargo & Co	3.300	09/09/24	1,863,967
3,300,000		Wells Fargo & Co	4.100	06/03/26	3,288,401
		TOTAL DIVERSIFIED FINANCIALS			109,522,361

ENERGY - 4.4%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	190,926
325,000		Apache Corp	1.750	04/15/17	327,385
855,000		Apache Corp	4.750	04/15/43	854,433
833,000		Arch Coal, Inc	7.000	06/15/19	443,572
3,000,000		Ashland, Inc	3.875	04/15/18	3,007,500
2,000,000		Atlas Pipeline Partners LP	5.875	08/01/23	1,955,000
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,535,427
1,500,000	g,h	California Resources Corp	5.000	01/15/20	1,522,500
750,000	g,h	California Resources Corp	6.000	11/15/24	770,625
2,000,000		Calumet Specialty Products Partners LP	9.625	08/01/20	2,200,000
1,115,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	1,059,250
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	1,015,000
575,000		Canadian Natural Resources Ltd	3.800	04/15/24	582,219
1,400,000		Chaparral Energy, Inc	7.625	11/15/22	1,435,000
3,000,000		Chesapeake Energy Corp	3.250	03/15/16	3,007,500
850,000	i	Chesapeake Energy Corp	3.484	04/15/19	852,125
500,000		Chesapeake Energy Corp	5.375	06/15/21	511,875
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	532,500
5,000,000		Chevron Corp	3.191	06/24/23	5,034,475
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,028,000
500,000		CONSOL Energy, Inc	8.250	04/01/20	522,500
600,000	g	CONSOL Energy, Inc	5.875	04/15/22	591,000
2,340,000		Continental Resources, Inc	5.000	09/15/22	2,468,700
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,427,075
139

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Crestwood Midstream Partners LP	6.125%	03/01/22	$501,250
625,000		Devon Energy Corp	1.875	05/15/17	630,745
300,000		Devon Energy Corp	4.750	05/15/42	298,423
625,000		Ecopetrol S.A.	5.875	09/18/23	689,844
1,200,000		Ecopetrol S.A.	4.125	01/16/25	1,161,000
825,000	g	EDC Finance Ltd	4.875	04/17/20	742,500
275,000		Enterprise Products Operating LLC	5.600	10/15/14	275,520
75,000		Enterprise Products Operating LLC	5.000	03/01/15	76,388
750,000		Enterprise Products Operating LLC	5.100	02/15/45	791,105
300,000		EOG Resources, Inc	2.625	03/15/23	286,287
1,250,000		EP Energy LLC	9.375	05/01/20	1,362,500
2,400,000		Exterran Partners LP	6.000	04/01/21	2,334,000
300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	275,250
1,000,000		Halcon Resources Corp	9.750	07/15/20	1,017,500
850,000		Halcon Resources Corp	8.875	05/15/21	837,250
285,000		Hess Corp	5.600	02/15/41	320,997
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	738,625
715,000	g	KMG Finance Sub BV	6.375	04/09/21	770,555
2,000,000		Linn Energy LLC	6.250	11/01/19	1,952,500
750,000		Marathon Petroleum Corp	3.500	03/01/16	775,873
150,000		Marathon Petroleum Corp	3.625	09/15/24	146,829
425,000		MarkWest Energy Partners LP	5.500	02/15/23	434,562
500,000		Murphy Oil USA, Inc	6.000	08/15/23	521,250
300,000		Newfield Exploration Co	5.750	01/30/22	321,750
900,000		Newfield Exploration Co	5.625	07/01/24	963,000
1,100,000		Noble Energy, Inc	5.250	11/15/43	1,160,348
125,000		Noble Holding International Ltd	3.450	08/01/15	127,555
350,000		Noble Holding International Ltd	4.900	08/01/20	370,354
750,000		Oasis Petroleum, Inc	6.875	03/15/22	791,250
700,000	g	Oleoducto Central SA	4.000	05/07/21	699,440
1,800,000	g	ONE Gas, Inc	2.070	02/01/19	1,794,658
575,000	g	ONE Gas, Inc	3.610	02/01/24	592,562
1,225,000	g	ONE Gas, Inc	4.658	02/01/44	1,337,710
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	1,015,000
500,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	480,475
2,500,000		Peabody Energy Corp	7.375	11/01/16	2,650,000
2,000,000		Peabody Energy Corp	6.000	11/15/18	1,960,000
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	319,138
1,175,000	g	Pertamina Persero PT	4.300	05/20/23	1,113,312
500,000	g	Pertamina PT	6.500	05/27/41	511,250
925,000	i	Petrobras Global Finance BV	1.852	05/20/16	924,075
925,000		Petrobras Global Finance BV	3.250	03/17/17	936,072
1,000,000	i	Petrobras Global Finance BV	2.374	01/15/19	999,700
750,000		Petrobras Global Finance BV	3.000	01/15/19	730,508
425,000		Petrobras Global Finance BV	6.250	03/17/24	445,243
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,535,250
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,296,250
325,000		Petroleos Mexicanos	5.500	01/21/21	357,663
600,000		Petroleos Mexicanos	3.500	01/30/23	574,800
540,000		Petroleos Mexicanos	6.500	06/02/41	624,618
50,000		Petroleos Mexicanos	5.500	06/27/44	51,010
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	540,725
140

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Phillips 66	1.950%	03/05/15	$704,475
2,125,000		Plains All American Pipeline LP	3.600	11/01/24	2,085,539
2,558,000		Plains Exploration & Production Co	6.500	11/15/20	2,801,317
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,905,000
750,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	842,693
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,898,750
500,000		Range Resources Corp	5.750	06/01/21	525,000
800,000		Regency Energy Partners LP	5.750	09/01/20	832,000
600,000		Regency Energy Partners LP	6.500	07/15/21	630,000
570,000		Regency Energy Partners LP	5.875	03/01/22	592,800
200,000		Regency Energy Partners LP	5.500	04/15/23	202,500
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,091,632
1,155,000		SandRidge Energy, Inc	7.500	03/15/21	1,126,125
800,000		SandRidge Energy, Inc	8.125	10/15/22	799,000
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	1,997,014
425,000		Shell International Finance BV	2.375	08/21/22	409,435
575,000		Shell International Finance BV	4.550	08/12/43	608,036
300,000		SM Energy Co	6.500	01/01/23	312,000
1,350,000		Southwestern Energy Co	4.100	03/15/22	1,385,055
200,000		Statoil ASA	2.900	10/15/14	200,166
200,000		Statoil ASA	1.200	01/17/18	197,509
375,000		Statoil ASA	2.450	01/17/23	357,884
675,000		Statoil ASA	4.250	11/23/41	674,521
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,008,778
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	585,829
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	258,125
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	869,325
2,550,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,435,250
125,000		Vale Overseas Ltd	6.875	11/21/36	140,938
3,500,000		Whiting Petroleum Corp	5.000	03/15/19	3,596,250
1,000,000		WPX Energy, Inc	5.250	09/15/24	970,000
		TOTAL ENERGY			112,082,002

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	188,241
750,000		CVS Caremark Corp	4.000	12/05/23	780,987
1,675,000		CVS Caremark Corp	3.375	08/12/24	1,651,051
1,725,000		CVS Caremark Corp	5.300	12/05/43	1,932,693
1,540,000		Ingles Markets, Inc	5.750	06/15/23	1,547,700
		TOTAL FOOD & STAPLES RETAILING			6,100,672

FOOD, BEVERAGE & TOBACCO - 0.8%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	513,845
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,248,334
1,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,677,272
255,000		B&G Foods, Inc	4.625	06/01/21	242,887
250,000		Campbell Soup Co	2.500	08/02/22	235,500
750,000		Coca-Cola Co	0.750	03/13/15	751,249
1,550,000		Coca-Cola Co	3.200	11/01/23	1,553,280
500,000		ConAgra Foods, Inc	1.900	01/25/18	497,004
750,000	g	Corp Lindley S.A.	6.750	11/23/21	821,250
1,350,000		Diageo Capital plc	2.625	04/29/23	1,285,718
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,049,643
500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	465,190
1,000,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	986,950
430,000		Kraft Foods Group, Inc	6.500	02/09/40	539,144
225,000		Mondelez International, Inc	4.125	02/09/16	234,766
141

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Mondelez International, Inc	4.000%	02/01/24	$2,049,338
38,000		PepsiCo, Inc	7.900	11/01/18	46,672
2,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,371,040
100,000		Philip Morris International, Inc	6.375	05/16/38	125,498
825,000	g	Post Holdings, Inc	6.750	12/01/21	781,688
240,000		Post Holdings, Inc	7.375	02/15/22	237,600
710,000	g	Post Holdings, Inc	6.000	12/15/22	649,650
430,000		Smithfield Foods, Inc	6.625	08/15/22	453,650
725,000		Tyson Foods, Inc	3.950	08/15/24	726,269
450,000		Tyson Foods, Inc	4.875	08/15/34	463,143
		TOTAL FOOD, BEVERAGE & TOBACCO			20,006,580

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
800,000		Baxter International, Inc	3.200	06/15/23	789,330
250,000		Becton Dickinson & Co	1.750	11/08/16	254,172
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,067,700
2,125,000	g	CHS/Community Health Systems	6.875	02/01/22	2,210,000
750,000		Covidien International Finance S.A.	1.350	05/29/15	753,433
375,000		Covidien International Finance S.A.	3.200	06/15/22	379,395
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,117,716
625,000		Express Scripts Holding Co	3.900	02/15/22	647,348
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,816,710
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,052,700
1,165,000		HCA, Inc	6.500	02/15/20	1,272,763
975,000		HCA, Inc	5.875	03/15/22	1,024,969
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,153,750
1,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,240,313
3,325,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,216,938
1,725,000		McKesson Corp	4.883	03/15/44	1,776,239
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,426,757
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,187,500
225,000		Tenet Healthcare Corp	6.000	10/01/20	237,938
700,000		Tenet Healthcare Corp	8.125	04/01/22	768,250
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	483,975
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	450,696
600,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	621,216
1,175,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,289,668
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			32,239,476

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	522,257
380,000		Colgate-Palmolive Co	2.300	05/03/22	366,772
375,000		Ecolab, Inc	1.450	12/08/17	372,121
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	377,662
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,144,688
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,783,500

INSURANCE - 1.3%
250,000		Aetna, Inc	1.500	11/15/17	248,986
240,000		Aetna, Inc	6.500	09/15/18	279,735
150,000		Aetna, Inc	6.625	06/15/36	194,243
675,000		Allstate Corp	3.150	06/15/23	672,547
700,000		Allstate Corp	4.500	06/15/43	716,595
1,550,000		American International Group, Inc	2.300	07/16/19	1,538,640
2,725,000		American International Group, Inc	4.500	07/16/44	2,692,137
400,000		Chubb Corp	6.000	05/11/37	504,814
80,000		CIGNA Corp	5.125	06/15/20	89,416
142

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		CIGNA Corp	4.500%	03/15/21	$1,090,863
1,400,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	1,466,500
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,689,515
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	534,293
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	989,796
250,000		Lincoln National Corp	7.000	06/15/40	332,770
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	528,300
525,000		MetLife, Inc	6.750	06/01/16	576,011
3,000,000		MetLife, Inc	4.368	09/15/23	3,207,009
1,275,000		MetLife, Inc	4.125	08/13/42	1,207,360
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,492,500
200,000		Principal Financial Group, Inc	1.850	11/15/17	200,066
750,000		Prudential Financial, Inc	5.400	06/13/35	835,998
750,000		Prudential Financial, Inc	5.100	08/15/43	791,678
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,423,375
300,000	g	Prudential Funding LLC	6.750	09/15/23	371,036
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	167,786
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	437,424
300,000		Travelers Cos, Inc	5.800	05/15/18	340,499
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,446,462
1,500,000		WellPoint, Inc	1.250	09/10/15	1,508,805
500,000		WellPoint, Inc	4.625	05/15/42	487,102
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,077,346
150,000		WR Berkley Corp	5.375	09/15/20	166,551
		TOTAL INSURANCE			35,306,158

MATERIALS - 3.0%
1,325,000		Alcoa, Inc	5.125	10/01/24	1,326,721
750,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	753,082
3,000,000		ArcelorMittal	3.750	03/01/16	3,060,000
440,000		ArcelorMittal	5.000	02/25/17	455,356
1,000,000		Ball Corp	5.750	05/15/21	1,036,250
100,000		Barrick Gold Corp	4.100	05/01/23	96,089
850,000		Barrick North America Finance LLC	4.400	05/30/21	860,838
450,000	g	Belden, Inc	5.500	09/01/22	455,625
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	658,215
550,000		Braskem Finance Ltd	6.450	02/03/24	572,000
1,500,000	g	Cascades, Inc	5.500	07/15/22	1,455,000
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,011,607
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,171,710
1,000,000	g	Cemex SAB de C.V.	5.700	01/11/25	963,500
1,500,000		CF Industries, Inc	7.125	05/01/20	1,809,568
200,000		Corning, Inc	1.450	11/15/17	199,551
1,000,000		Corning, Inc	4.250	08/15/20	1,088,016
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	770,211
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	179,805
1,705,000		Crown Americas LLC	6.250	02/01/21	1,790,250
680,000		Crown Americas LLC	4.500	01/15/23	642,600
1,600,000		Dow Chemical Co	3.500	10/01/24	1,560,635
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,440,000
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	726,623
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	419,481
1,550,000	g	Eldorado Gold Corp	6.125	12/15/20	1,538,375
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,119,268
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	2,013,570
5,275,000	g	Glencore Funding LLC	2.500	01/15/19	5,163,803
143

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,125,000	g	Glencore Funding LLC	4.625%	04/29/24	$2,141,787
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	1,995,000
3,075,000		Hexion US Finance Corp	6.625	04/15/20	3,090,375
835,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	822,475
990,000		International Paper Co	5.300	04/01/15	1,012,918
4,550,000		International Paper Co	4.750	02/15/22	4,903,244
600,000		International Paper Co	4.800	06/15/44	581,114
1,500,000	g	Klabin Finance S.A.	5.250	07/16/24	1,466,700
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,415,584
675,000	g	Mexichem SAB de C.V.	5.875	09/17/44	656,438
525,000		Monsanto Co	3.375	07/15/24	522,256
400,000		Monsanto Co	4.200	07/15/34	402,918
1,125,000		Nucor Corp	4.000	08/01/23	1,152,285
1,500,000	g	OCP S.A.	5.625	04/25/24	1,560,300
550,000		Packaging Corp of America	3.650	09/15/24	540,167
500,000		Praxair, Inc	2.450	02/15/22	485,236
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,484,223
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	527,133
680,000		Rock Tenn Co	4.450	03/01/19	728,112
820,000		Rock Tenn Co	4.900	03/01/22	878,974
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,170,000
1,354,299	g	Samarco Mineracao S.A.	5.375	09/26/24	1,337,641
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	258,750
425,000		Sherwin-Williams Co	1.350	12/15/17	423,425
500,000		Silgan Holdings, Inc	5.000	04/01/20	502,500
1,000,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,015,000
650,000		Steel Dynamics, Inc	5.250	04/15/23	654,875
700,000		Teck Resources Ltd	2.500	02/01/18	700,924
800,000		Teck Resources Ltd	3.750	02/01/23	752,943
125,000		Teck Resources Ltd	6.000	08/15/40	125,741
525,000		Teck Resources Ltd	5.200	03/01/42	479,702
550,000		Tronox Finance LLC	6.375	08/15/20	552,063
925,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	883,375
		TOTAL MATERIALS			74,561,927

MEDIA - 2.5%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,518,750
650,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	649,609
1,450,000	g,h	CBS Outdoor Americas Capital LLC	5.250	02/15/22	1,448,187
650,000	g,h	CBS Outdoor Americas Capital LLC	5.875	03/15/25	653,250
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,146,750
2,000,000		Cinemark USA, Inc	5.125	12/15/22	1,965,000
2,350,000		Comcast Corp	2.850	01/15/23	2,302,624
3,125,000		Comcast Corp	4.250	01/15/33	3,162,934
2,000,000		Comcast Corp	4.200	08/15/34	1,982,824
2,000,000	g	CSC Holdings LLC	5.250	06/01/24	1,920,000
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	2,985,528
2,475,000		DIRECTV Holdings LLC	4.450	04/01/24	2,577,601
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,041,425
160,000	g	Gannett Co, Inc	5.500	09/15/24	157,600
775,000		Grupo Televisa S.A.	6.000	05/15/18	874,781
725,000		Grupo Televisa SAB	5.000	05/13/45	716,220
1,000,000		Lamar Media Corp	5.000	05/01/23	962,500
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,638,255
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	690,735
1,000,000		NBC Universal Media LLC	2.875	01/15/23	980,935
2,000,000		News America, Inc	5.300	12/15/14	2,020,660
144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		News America, Inc	7.625%	11/30/28	$160,256
90,000		News America, Inc	6.550	03/15/33	111,354
325,000		News America, Inc	6.650	11/15/37	407,381
250,000		News America, Inc	6.900	08/15/39	321,224
400,000		Nielsen Finance LLC	4.500	10/01/20	387,000
1,675,000	g	Nielsen Finance LLC	5.000	04/15/22	1,637,313
1,800,000	g	Numericable Group S.A.	6.000	05/15/22	1,813,500
900,000	g	Numericable Group S.A.	6.250	05/15/24	897,750
600,000		Regal Entertainment Group	5.750	03/15/22	601,500
900,000		Regal Entertainment Group	5.750	06/15/23	886,500
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,126,250
3,000,000		Starz LLC	5.000	09/15/19	3,030,000
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,764,924
475,000		Time Warner Cable, Inc	4.500	09/15/42	468,726
940,000		Time Warner, Inc	3.150	07/15/15	958,640
3,600,000		Time Warner, Inc	2.100	06/01/19	3,538,199
1,000,000		Time Warner, Inc	4.700	01/15/21	1,094,387
1,000,000		Time Warner, Inc	3.400	06/15/22	1,000,788
275,000		Time Warner, Inc	6.500	11/15/36	330,881
700,000		Time Warner, Inc	4.900	06/15/42	699,511
1,250,000		Time Warner, Inc	4.650	06/01/44	1,210,021
750,000	g	Time, Inc	5.750	04/15/22	718,125
2,000,000	g	Univision Communications, Inc	7.875	11/01/20	2,142,500
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,544,063
1,500,000		Viacom, Inc	1.250	02/27/15	1,505,007
700,000		Viacom, Inc	2.500	12/15/16	718,941
1,500,000		Viacom, Inc	2.500	09/01/18	1,518,852
1,000,000		Viacom, Inc	5.850	09/01/43	1,111,170
		TOTAL MEDIA			67,100,931

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,505,645
1,200,000		AbbVie, Inc	1.750	11/06/17	1,195,909
475,000		AbbVie, Inc	2.900	11/06/22	454,158
2,450,000		Amgen, Inc	2.200	05/22/19	2,424,032
429,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	449,378
1,350,000		Gilead Sciences, Inc	3.700	04/01/24	1,378,943
1,525,000		Gilead Sciences, Inc	4.800	04/01/44	1,602,717
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	353,115
575,000		Mylan, Inc	2.550	03/28/19	571,813
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,090,783
444,000		NBTY, Inc	9.000	10/01/18	461,760
1,650,000	g	Perrigo Co Ltd	2.300	11/08/18	1,638,991
450,000	g	Perrigo Co Ltd	4.000	11/15/23	457,815
400,000	g	Perrigo Co Ltd	5.300	11/15/43	431,959
2,850,000	g	Roche Holdings, Inc	2.250	09/30/19	2,838,258
2,275,000	g	Roche Holdings, Inc	3.350	09/30/24	2,279,225
1,000,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	1,055,000
3,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,135,000
525,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	561,750
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			23,886,251

REAL ESTATE - 0.8%
150,000		AMB Property LP	4.500	08/15/17	160,670
170,000		Camden Property Trust	4.625	06/15/21	184,485
1,250,000		Camden Property Trust	2.950	12/15/22	1,201,512
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	739,374
145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Developers Diversified Realty Corp	4.750%	04/15/18	$1,078,789
500,000		Developers Diversified Realty Corp	7.875	09/01/20	621,304
550,000		Equity One, Inc	3.750	11/15/22	545,507
25,000		Federal Realty Investment Trust	5.650	06/01/16	26,917
975,000		Federal Realty Investment Trust	2.750	06/01/23	927,224
1,400,000		Government Properties Income Trust	3.750	08/15/19	1,409,647
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	222,694
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	145,957
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	447,736
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	316,680
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,957,379
1,375,000		Highwoods Realty LP	3.200	06/15/21	1,352,861
700,000		Kilroy Realty LP	3.800	01/15/23	701,061
325,000		Liberty Property LP	4.125	06/15/22	336,753
500,000		Mid-America Apartments LP	4.300	10/15/23	517,862
1,000,000		Mid-America Apartments LP	3.750	06/15/24	985,729
300,000		National Retail Properties, Inc	5.500	07/15/21	338,303
525,000		National Retail Properties, Inc	3.300	04/15/23	507,588
150,000		Regency Centers LP	5.250	08/01/15	155,553
25,000		Regency Centers LP	5.875	06/15/17	27,705
825,000		Simon Property Group LP	2.800	01/30/17	853,284
1,000,000	g	Simon Property Group LP	1.500	02/01/18	989,159
210,000		Simon Property Group LP	10.350	04/01/19	279,032
1,000,000	g	Trust F	5.250	12/15/24	1,040,000
185,000		Ventas Realty LP	3.125	11/30/15	189,970
525,000		Ventas Realty LP	3.750	05/01/24	516,359
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,139,392
450,000		Weingarten Realty Investors	3.500	04/15/23	439,985
400,000		Weingarten Realty Investors	4.450	01/15/24	417,452
		TOTAL REAL ESTATE			20,773,923

RETAILING - 0.8%
907,000		Amerigas Partners LP	6.500	05/20/21	929,675
750,000		Asbury Automotive Group, Inc	8.375	11/15/20	802,500
4,500,000		AutoNation, Inc	5.500	02/01/20	4,905,000
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	849,829
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	917,791
1,500,000		Home Depot, Inc	2.250	09/10/18	1,523,811
2,500,000		Home Depot, Inc	2.000	06/15/19	2,483,077
1,000,000		Home Depot, Inc	4.875	02/15/44	1,085,070
1,250,000		Home Depot, Inc	4.400	03/15/45	1,263,705
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,110,000
625,000		Limited Brands, Inc	6.625	04/01/21	687,500
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,199,006
700,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	668,106
1,870,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	1,888,700
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	703,534
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	320,589
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	357,767
150,000		QVC, Inc	5.125	07/02/22	157,589
550,000	g	Tiffany & Co	3.800	10/01/24	549,639
		TOTAL RETAILING			23,402,888

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	g,h	Semiconductor Manufacturing International Corp	4.125	10/07/19	994,350
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			994,350
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.9%
$3,805,000	g	Audatex North America, Inc	6.000%	06/15/21	$3,900,125
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	1,176,000
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,161,385
3,500,000		International Business Machines Corp	0.750	05/11/15	3,510,241
950,000		International Business Machines Corp	1.250	02/06/17	953,199
2,350,000		NCR Corp	5.875	12/15/21	2,402,875
1,100,000		Oracle Corp	1.200	10/15/17	1,092,068
2,700,000		Oracle Corp	3.400	07/08/24	2,691,500
1,000,000		Xerox Corp	4.250	02/15/15	1,013,710
3,000,000		Xerox Corp	2.950	03/15/17	3,105,066
1,300,000		Xerox Corp	2.800	05/15/20	1,281,862
		TOTAL SOFTWARE & SERVICES			24,288,031

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
3,000,000		Amphenol Corp	1.550	09/15/17	2,996,217
725,000		Amphenol Corp	3.125	09/15/21	723,343
5,000,000		Apple, Inc	1.050	05/05/17	4,982,980
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,162
1,000,000		Flextronics International Ltd	4.625	02/15/20	1,000,000
5,950,000		General Electric Co	0.850	10/09/15	5,975,763
75,000		General Electric Co	5.250	12/06/17	83,209
475,000		General Electric Co	2.700	10/09/22	462,336
4,100,000		General Electric Co	4.500	03/11/44	4,250,655
1,000,000		Hewlett-Packard Co	3.000	09/15/16	1,034,925
1,700,000		Hewlett-Packard Co	2.750	01/14/19	1,726,608
575,000		Hewlett-Packard Co	3.750	12/01/20	596,193
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,137,871
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,173,926
2,000,000	g	NXP BV	3.500	09/15/16	2,005,000
1,575,000	g	NXP BV	3.750	06/01/18	1,547,438
500,000		Scientific Games Corp	8.125	09/15/18	481,250
454,000		Seagate HDD Cayman	6.875	05/01/20	481,240
1,500,000	g	Seagate HDD Cayman	4.750	01/01/25	1,492,500
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,003,811
800,000		Tyco Electronics Group S.A.	2.375	12/17/18	801,841
1,425,000	g,h	Zebra Technologies Corp	7.250	10/15/22	1,425,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			38,483,268

TELECOMMUNICATION SERVICES - 2.6%
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	1,009,923
550,000		American Tower Corp	3.500	01/31/23	522,875
1,975,000		AT&T, Inc	1.400	12/01/17	1,963,839
1,200,000		AT&T, Inc	2.625	12/01/22	1,135,182
1,825,000		AT&T, Inc	4.800	06/15/44	1,798,101
1,500,000	g	B Communications Ltd	7.375	02/15/21	1,595,625
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,577,040
1,000,000		Citizens Communications Co	7.125	03/15/19	1,080,000
900,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	927,000
700,000	g	CommScope Holding Co, Inc	5.000	06/15/21	686,000
1,200,000	g	CommScope Holding Co, Inc	5.500	06/15/24	1,179,000
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	763,454
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	439,441
750,000	g	ENTEL Chile S.A.	4.875	10/30/24	768,681
750,000	g	ENTEL Chile S.A.	4.750	08/01/26	748,186
147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$925,000		Intelsat Jackson Holdings S.A.	7.500%	04/01/21	$987,437
550,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	525,250
500,000		Intelsat Luxembourg S.A.	8.125	06/01/23	521,250
160,000	g	Lynx I Corp	5.375	04/15/21	161,200
780,000	g	Lynx II Corp	6.375	04/15/23	805,350
1,500,000	g	Oi S.A.	5.750	02/10/22	1,402,650
500,000		Orange S.A.	5.500	02/06/44	544,405
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	705,000
175,000	g	SES	3.600	04/04/23	176,380
725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	720,802
1,325,000	g	Sprint Corp	7.250	09/15/21	1,379,656
675,000		Sprint Nextel Corp	6.000	11/15/22	654,750
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,040,591
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,200,702
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,038,750
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,075,000
925,000		T-Mobile USA, Inc	6.375	03/01/25	922,687
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	731,258
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,801,591
5,275,000	g	Verizon Communications, Inc	2.625	02/21/20	5,208,825
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,623,878
6,500,000		Verizon Communications, Inc	5.150	09/15/23	7,197,899
975,000		Verizon Communications, Inc	4.150	03/15/24	1,006,734
546,000		Verizon Communications, Inc	6.400	09/15/33	665,147
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,135,220
2,724,000		Verizon Communications, Inc	6.550	09/15/43	3,403,344
566,000	g	Verizon Communications, Inc	4.862	08/21/46	567,602
2,732,000	g	Verizon Communications, Inc	5.012	08/21/54	2,744,969
750,000	g	Vimpelcom Holdings	7.504	03/01/22	764,063
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	915,000
300,000	g,h	Virgin Media Finance plc	6.000	10/15/24	300,375
1,450,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	1,392,000
1,500,000		Windstream Corp	7.750	10/01/21	1,597,500
1,425,000		Windstream Corp	6.375	08/01/23	1,375,125
		TOTAL TELECOMMUNICATION SERVICES			64,486,737

TRANSPORTATION - 1.0%
1,275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	1,278,082
1,225,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	1,228,250
655,000	g	Asciano Finance Ltd	5.000	04/07/18	705,645
750,000	g	Bombardier, Inc	7.500	03/15/18	819,375
600,000	g	Bombardier, Inc	7.750	03/15/20	654,120
600,000	g	Bombardier, Inc	6.125	01/15/23	600,750
225,000		Bristow Group, Inc	6.250	10/15/22	233,437
1,375,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	1,355,827
1,000,000	g	DP World Ltd	6.850	07/02/37	1,121,300
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	427,000
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,069,636
1,063,000		GATX Corp	1.250	03/04/17	1,055,271
2,115,000		GATX Corp	2.375	07/30/18	2,127,569
1,200,000		GATX Corp	2.500	07/30/19	1,198,254
1,000,000		GATX Corp	5.200	03/15/44	1,063,148
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	2,580,410
3,550,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,401,656
375,000		Northrop Grumman Corp	1.750	06/01/18	371,676
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,097,100
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$665,000	g	Transnet SOC Ltd	4.000%	07/26/22	$626,064
525,000		United Parcel Service, Inc	3.625	10/01/42	477,658
		TOTAL TRANSPORTATION			25,492,228

UTILITIES - 3.6%
750,000	g	Abu Dhabi National Energy Co	5.875	10/27/16	814,455
1,750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	1,848,437
750,000	i	AES Corp	3.234	06/01/19	738,750
425,000		AES Corp	4.875	05/15/23	403,750
625,000		AGL Capital Corp	4.400	06/01/43	630,099
825,000		Alabama Power Co	3.550	12/01/23	846,901
700,000		Alabama Power Co	4.150	08/15/44	694,747
365,000		Alliant Energy Corp	4.000	10/15/14	365,438
1,000,000		American Water Capital Corp	3.850	03/01/24	1,039,348
250,000		Atmos Energy Corp	8.500	03/15/19	313,540
525,000		Atmos Energy Corp	4.150	01/15/43	522,446
5,000,000		Berkshire Hathaway Energy Co	2.000	11/15/18	4,959,260
400,000		Berkshire Hathaway Energy Co	5.150	11/15/43	443,393
925,000		Black Hills Corp	4.250	11/30/23	973,526
563,000	g	Calpine Corp	7.875	01/15/23	613,670
250,000		Carolina Power & Light Co	5.300	01/15/19	282,649
275,000		Carolina Power & Light Co	5.700	04/01/35	329,304
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	361,620
2,050,000	g	CEZ AS.	4.250	04/03/22	2,155,034
750,000	g	China Resources Gas Group Ltd	4.500	04/05/22	773,801
1,000,000		CMS Energy Corp	5.050	03/15/22	1,117,395
1,025,000	g	Colbun S.A.	6.000	01/21/20	1,132,279
1,000,000	g	Comision Federal de Electricidad	4.875	05/26/21	1,060,500
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	840,800
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,039,024
200,000		Commonwealth Edison Co	5.900	03/15/36	249,908
200,000		Connecticut Light & Power Co	5.500	02/01/19	225,699
500,000		Connecticut Light & Power Co	4.300	04/15/44	511,475
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	709,612
1,000,000		Consumers Energy Co	3.375	08/15/23	1,027,584
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	219,371
1,000,000		Duke Energy Corp	2.100	06/15/18	1,007,399
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	863,242
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,301,125
1,000,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,068,000
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	275,252
1,450,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,461,165
2,715,220		Export Lease Ten Co LLC	1.650	05/07/25	2,593,261
2,100,000		Ferrellgas LP	6.500	05/01/21	2,052,750
550,000		Ferrellgas LP	6.750	01/15/22	536,250
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	686,810
1,633,228	i	GSAMP Trust 2004-HE1	0.980	05/25/34	1,494,691
2,000,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	2,097,440
250,000		Indiana Michigan Power Co	7.000	03/15/19	298,792
125,000		Integrys Energy Group, Inc	4.170	11/01/20	132,558
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	405,750
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,646,875
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	560,000
100,000	g	Kansas Gas & Electric	6.700	06/15/19	118,903
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	1,033,290
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	955,498
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,522,188
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		LG&E and KU Energy LLC	3.750%	11/15/20	$363,610
1,000,000		Nevada Power Co	5.450	05/15/41	1,211,132
750,000		NiSource Finance Corp	4.800	02/15/44	763,037
1,500,000		Northeast Utilities	1.450	05/01/18	1,476,129
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,612,500
500,000		NRG Energy, Inc	6.625	03/15/23	515,000
1,300,000		NSTAR Electric Co	4.400	03/01/44	1,353,933
750,000		NTPC Ltd	5.625	07/14/21	813,799
1,225,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	1,215,457
300,000		ONEOK Partners LP	3.375	10/01/22	292,538
2,818,568	i	Option One Mortgage Loan Trust 2004-2	0.950	05/25/34	2,598,083
325,000		Pacific Gas & Electric Co	8.250	10/15/18	399,522
350,000		PacifiCorp	2.950	02/01/22	352,112
450,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	444,938
250,000		Pepco Holdings, Inc	2.700	10/01/15	254,322
50,000		Potomac Electric Power Co	7.900	12/15/38	77,238
500,000		PPL Capital Funding, Inc	4.200	06/15/22	532,192
275,000		Progress Energy, Inc	7.050	03/15/19	329,699
550,000		Public Service Co of Colorado	4.750	08/15/41	604,616
400,000		Public Service Co of Oklahoma	5.150	12/01/19	446,285
1,150,000		Public Service Electric & Gas Co	2.375	05/15/23	1,090,897
1,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,284,375
4,500,000		Sabine Pass LNG LP	7.500	11/30/16	4,770,450
150,000		San Diego Gas & Electric Co	3.000	08/15/21	153,334
2,000,000		Sempra Energy	4.050	12/01/23	2,099,466
825,000		Sempra Energy	3.550	06/15/24	831,193
1,000,000		Southern California Edison Co	4.650	10/01/43	1,074,306
4,100,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	4,108,524
200,000		Tampa Electric Co	4.100	06/15/42	197,568
750,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	710,625
420,000		Virginia Electric and Power Co	2.950	01/15/22	423,623
225,000		Williams Partners LP	3.800	02/15/15	227,494
575,000		Williams Partners LP	4.500	11/15/23	600,884
925,000		Williams Partners LP	4.900	01/15/45	902,208
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,040,770
300,000		Xcel Energy, Inc	4.800	09/15/41	329,426
		TOTAL UTILITIES			86,856,339

		TOTAL CORPORATE BONDS			1,030,650,352
		(Cost $1,017,115,891)

GOVERNMENT BONDS - 40.9%

AGENCY SECURITIES - 0.7%
750,000		Amber Circle Funding Ltd	3.250	12/04/22	720,150
1,405,094		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,547,791
3,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	3,022,095
7,500,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	7,514,205
3,000,000		PEFCO	2.050	11/15/22	2,850,609
3,000,000		Ukraine Government AID Bonds	1.844	05/16/19	2,989,500
		TOTAL AGENCY SECURITIES			18,644,350

FOREIGN GOVERNMENT BONDS - 5.1%
1,525,000	g	Bahrain Government International Bond	6.000	09/19/44	1,536,437
1,475,000		Banque Centrale de Tunisie	8.250	09/19/27	1,699,937
150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$520,000	g	Barbados Government International Bond	7.000%	08/04/22	$480,423
1,500,000	g	Brazil Loan Trust	5.477	07/24/23	1,560,000
1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	987,500
900,000		Brazilian Government International Bond	2.625	01/05/23	810,000
300,000		Brazilian Government International Bond	4.250	01/07/25	297,000
450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	469,201
1,275,000		Canada Government International Bond	0.875	02/14/17	1,272,969
215,000		Chile Government International Bond	3.875	08/05/20	229,405
1,525,000		Colombia Government International Bond	4.375	07/12/21	1,612,687
425,000		Colombia Government International Bond	2.625	03/15/23	391,000
1,375,000		Colombia Government International Bond	4.000	02/26/24	1,390,812
875,000	g	Costa Rica Government International Bond	4.250	01/26/23	807,187
1,350,000	g	Croatia Government International Bond	6.250	04/27/17	1,434,375
270,000	g	Croatia Government International Bond	6.375	03/24/21	292,950
700,000	g	Croatia Government International Bond	5.500	04/04/23	721,000
1,075,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	1,090,050
63,500,000	g,h	Dominican Republic International Bond	10.000	01/05/17	1,486,382
500,000		Egypt Government AID Bonds	4.450	09/15/15	519,762
975,000	g	El Salvador Government International Bond	6.375	01/18/27	975,000
275,000		European Investment Bank	4.875	02/15/36	335,814
500,000		Export Development Canada	2.250	05/28/15	506,675
600,000		Export-Import Bank of Korea	1.250	11/20/15	602,472
550,000		Export-Import Bank of Korea	1.750	02/27/18	544,703
4,575,000		Federative Republic of Brazil	12.500	01/05/16	1,892,427
100,000		Federative Republic of Brazil	6.000	01/17/17	109,250
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,095,071
2,267,000	g	Gabonese Republic	8.200	12/12/17	2,556,042
5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	6,318,065
620,000		Hungary Government International Bond	4.125	02/19/18	640,541
230,000		Hungary Government International Bond	4.000	03/25/19	234,600
1,100,000		Hungary Government International Bond	5.750	11/22/23	1,192,125
250,000		Hungary Government International Bond	5.375	03/25/24	263,750
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,040,880
1,500,000	g	Indonesia Government International Bond	6.875	03/09/17	1,666,875
225,000		Italy Government International Bond	5.375	06/12/17	247,274
180,000		Italy Government International Bond	6.875	09/27/23	229,700
550,000	g	Ivory Coast Government International Bond	5.375	07/23/24	524,562
1,250,000		Jamaica Government International Bond	7.625	07/09/25	1,331,250
290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	291,649
500,000	g	Kenya Government International Bond	5.875	06/24/19	514,375
3,000,000		KFW	2.625	01/25/22	3,049,734
4,000,000	g	Kommunalbanken AS.	0.750	11/21/16	3,995,868
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,912,492
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,000,541
4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,295,193
1,800,000	g	Lithuania Government International Bond	5.125	09/14/17	1,968,750
9,590,000		Mexican Bonos	8.000	12/07/23	808,723
1,000,000		Mexico Government International Bond	3.500	01/21/21	1,013,406
750,000		Mexico Government International Bond	3.625	03/15/22	762,375
150,000		Mexico Government International Bond	6.750	09/27/34	190,500
250,000		Mexico Government International Bond	4.750	03/08/44	248,125
500,000	g	Morocco Government International Bond	5.500	12/11/42	497,500
350,000	g	Municipality Finance plc	1.750	05/21/19	348,004
1,100,000	g	Namibia International Bonds	5.500	11/03/21	1,166,110
3,100,000	g	Nigeria Government International Bond	5.125	07/12/18	3,198,828
3,000,000		North American Development Bank	2.300	10/10/18	3,027,339
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		North American Development Bank	2.400%	10/26/22	$950,824
500,000		Panama Government International Bond	5.200	01/30/20	550,000
1,475,000		Panama Government International Bond	4.000	09/22/24	1,471,313
135,000		Peruvian Government International Bond	7.350	07/21/25	175,838
2,250,000		Philippine Government International Bond	4.200	01/21/24	2,373,750
433,000		Poland Government International Bond	5.125	04/21/21	482,124
1,225,000		Poland Government International Bond	4.000	01/22/24	1,258,688
750,000		Province of British Columbia Canada	2.850	06/15/15	763,695
1,500,000		Province of Manitoba Canada	3.050	05/14/24	1,513,612
500,000		Province of Ontario Canada	2.950	02/05/15	504,605
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,780,195
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,133,840
620,000		Province of Quebec Canada	4.625	05/14/18	686,093
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,064,800
1,500,000		Province of Quebec Canada	2.750	08/25/21	1,510,910
1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,045,500
750,000	g	Republic of Ghana	8.500	10/04/17	804,375
1,500,000	g	Republic of Ghana	8.125	01/18/26	1,503,750
2,500,000	g	Republic of Latvia	2.750	01/12/20	2,453,125
775,000	g	Republic of Paraguay	6.100	08/11/44	817,625
1,700,000	g	Republic of Serbia	5.250	11/21/17	1,746,750
630,802	g,i	Republic of Serbia	6.750	11/01/24	635,533
180,229	i	Republic of Serbia	6.750	11/01/24	181,581
525,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	568,313
1,000,000		Republic of Turkey	7.500	07/14/17	1,120,000
515,000	g	Romanian Government International Bond	4.875	01/22/24	545,900
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,066,010
635,000	g	Slovenia Government International Bond	5.250	02/18/24	676,275
50,676,000		South Africa Government Bond	8.250	09/15/17	4,614,704
750,000		South Africa Government International Bond	6.875	05/27/19	851,340
400,000		South Africa Government International Bond	5.875	05/30/22	442,000
750,000		South Africa Government International Bond	4.665	01/17/24	755,625
1,125,000		South Africa Government International Bond	5.875	09/16/25	1,237,500
3,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	3,165,000
7,150,000		Turkey Government International Bond	6.750	04/03/18	7,918,625
2,250,000		Turkey Government International Bond	5.625	03/30/21	2,390,625
600,000		Turkey Government International Bond	5.750	03/22/24	637,020
500,000		United Mexican States	5.125	01/15/20	555,000
882,000		Uruguay Government International Bond	4.500	08/14/24	923,895
1,000,000		Venezuela Government International Bond	5.750	02/26/16	852,500
		TOTAL FOREIGN GOVERNMENT BONDS			128,414,523

MORTGAGE BACKED - 18.7%
222,943	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	239,230
1,011,361	i	FHLMC	2.314	07/01/36	1,080,177
289,715	i	FHLMC	2.260	09/01/36	308,527
147,608	i	FHLMC	2.366	09/01/36	156,826
53,367	i	FHLMC	2.510	02/01/37	57,399
305,102	i	FHLMC	2.422	03/01/37	326,702
25,231	i	FHLMC	6.038	04/01/37	26,999
6,626	i	FHLMC	1.950	05/01/37	6,645
615,227	i	FHLMC	2.250	06/01/37	656,487
205,628	i	FHLMC	2.618	08/01/37	214,150
18,548,219		FHLMC	4.000	03/15/40	19,850,286
183,774		FHLMC	4.000	03/15/44	193,709
10,536		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	10,914
246,041		FGLMC	5.500	01/01/19	263,003
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$39,502		FGLMC	4.500%	01/01/20	$41,681
269,807		FGLMC	4.500	07/01/20	289,989
74,193		FGLMC	4.500	09/01/20	78,746
85,635		FGLMC	5.000	10/01/20	91,645
52,161		FGLMC	5.500	10/01/20	55,290
15,425		FGLMC	7.000	10/01/20	16,573
64,914		FGLMC	4.500	06/01/21	69,419
121,090		FGLMC	5.500	08/01/21	132,201
38,718		FGLMC	5.000	04/01/23	42,104
47,043		FGLMC	4.500	09/01/24	50,838
33,538		FGLMC	6.500	01/01/29	37,921
2,423		FGLMC	8.000	01/01/31	2,796
479,806		FGLMC	5.500	12/01/33	538,500
614,894		FGLMC	7.000	12/01/33	719,571
366,784		FGLMC	5.000	01/01/34	405,395
201,550		FGLMC	4.500	10/01/34	218,040
260,906		FGLMC	5.500	03/01/35	292,662
217,574		FGLMC	7.000	05/01/35	249,463
38,295		FGLMC	5.000	02/01/36	42,343
2,656		FGLMC	6.500	05/01/36	3,003
306,142		FGLMC	5.000	04/01/38	339,966
312,603		FGLMC	4.500	11/01/40	342,372
2,164,478		FGLMC	4.000	12/01/40	2,288,048
358,785		FGLMC	4.500	12/01/40	391,853
5,000,000	h	FGLMC	3.500	10/15/44	5,103,320
7,000,000	h	FGLMC	4.000	10/15/44	7,369,684
4,000,000	h	FGLMC	4.000	11/15/44	4,198,748
1,053,300		FGLMC	4.500	04/01/44	1,156,463
1,085,845		FGLMC	4.500	05/01/44	1,192,198
96,455		Federal National Mortgage Association (FNMA)	4.960	01/01/15	96,330
15,061		FNMA	6.500	10/01/16	15,505
13,364		FNMA	6.500	11/01/16	13,847
14,723		FNMA	6.500	02/01/18	15,460
19,727		FNMA	4.500	11/01/20	20,890
22,145		FNMA	4.500	12/01/20	23,799
11,095		FNMA	8.000	03/01/23	11,596
84,575		FNMA	4.000	05/01/24	90,232
118,197		FNMA	4.500	08/01/24	126,131
6,674		FNMA	9.000	11/01/25	7,796
3,663,276		FNMA	3.000	05/01/27	3,788,861
2,102,998		FNMA	2.500	10/01/27	2,127,552
3,425,344		FNMA	2.500	06/01/28	3,465,300
5,634		FNMA	7.500	01/01/29	6,505
13,000,000	h	FNMA	3.000	10/25/29	13,390,000
1,000,000	h	FNMA	3.500	10/25/29	1,051,172
3,000,000	h	FNMA	2.500	11/25/29	3,009,727
6,000,000	h	FNMA	3.000	11/25/29	6,166,172
2,000,000	h	FNMA	3.500	11/25/29	2,098,047
215,488		FNMA	7.000	07/01/32	249,438
89,466		FNMA	4.500	03/25/33	92,287
1,892,926		FNMA	3.000	10/01/33	1,922,129
221,113		FNMA	4.500	10/01/33	240,290
343,306		FNMA	5.000	11/01/33	378,649
209,627		FNMA	5.000	11/01/33	234,353
750,848		FNMA	3.500	03/25/34	763,929
228,832		FNMA	5.500	02/01/35	256,706
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,130		FNMA	7.500%	06/01/35	$15,581
105,370		FNMA	5.500	12/01/35	117,245
287,320	i	FNMA	2.129	07/01/36	309,255
316,403	i	FNMA	2.420	09/01/36	339,888
33,809		FNMA	6.000	09/01/37	38,737
30,791		FNMA	6.000	09/01/37	35,612
96,082		FNMA	6.500	09/01/37	108,759
90,060	i	FNMA	2.400	10/01/37	97,122
237,289		FNMA	5.500	01/01/38	264,030
245,912		FNMA	5.500	04/01/38	273,644
186,902		FNMA	5.500	06/01/38	207,964
1,512,324		FNMA	5.500	12/01/38	1,710,771
1,877,937		FNMA	4.000	02/01/39	1,985,191
152,329	h	FNMA	4.000	07/01/39	161,031
447,126		FNMA	5.500	08/01/39	503,197
822,755		FNMA	4.500	10/01/39	889,198
69,309		FNMA	5.500	11/01/39	77,120
884,924		FNMA	4.500	06/01/40	957,805
909,399		FNMA	5.000	08/01/40	1,004,285
1,983,618		FNMA	5.000	09/01/40	2,190,698
890,550		FNMA	4.500	10/01/40	966,226
265,405		FNMA	6.000	10/01/40	300,884
1,041,746		FNMA	3.500	11/01/40	1,066,338
2,724,532		FNMA	4.500	11/01/40	2,941,201
941,806		FNMA	4.500	11/01/40	1,018,725
149,677		FNMA	3.500	02/01/41	153,510
2,853,182		FNMA	3.500	03/01/41	2,920,496
2,043,613		FNMA	5.000	05/01/41	2,260,504
265,438		FNMA	3.500	11/01/41	271,909
312,175		FNMA	3.500	11/01/41	319,673
6,878,107		FNMA	5.500	12/01/41	7,814,022
2,855,066		FNMA	4.500	04/01/42	3,087,179
9,779,790		FNMA	3.000	09/01/42	9,663,918
5,383,051		FNMA	4.000	09/01/42	5,690,835
2,426,586		FNMA	3.000	10/01/42	2,398,590
43,980		FNMA	3.000	10/01/42	43,461
45,357		FNMA	3.000	10/01/42	44,826
114,740		FNMA	3.000	11/01/42	113,381
64,926		FNMA	3.000	12/01/42	64,094
449,436		FNMA	3.000	12/01/42	445,227
7,825		FNMA	3.000	12/01/42	7,732
8,689,286		FNMA	3.000	01/01/43	8,585,437
4,036,792		FNMA	3.000	01/01/43	3,989,594
371,221		FNMA	3.500	01/01/43	380,129
286,979		FNMA	3.000	02/01/43	283,556
598,068		FNMA	3.000	02/01/43	590,858
11,011,858		FNMA	3.000	02/01/43	10,879,112
5,128,604		FNMA	3.000	02/01/43	5,066,776
6,451,222		FNMA	3.000	02/01/43	6,374,121
122,804		FNMA	3.000	02/01/43	121,348
1,186,627		FNMA	3.500	02/01/43	1,220,345
1,970,539		FNMA	3.000	03/01/43	1,946,389
30,887		FNMA	3.000	03/01/43	30,498
27,979		FNMA	3.000	03/01/43	27,647
7,370,309		FNMA	3.000	03/01/43	7,285,277
150,409		FNMA	3.000	03/01/43	148,626
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,437,889		FNMA	3.000%	03/01/43	$3,409,952
52,190		FNMA	3.000	03/01/43	51,574
3,874,607		FNMA	3.000	03/01/43	3,828,698
30,960		FNMA	3.000	04/01/43	30,571
70,344		FNMA	3.000	04/01/43	69,467
10,991		FNMA	3.000	04/01/43	10,852
2,033,355		FNMA	3.000	04/01/43	2,008,524
14,544		FNMA	3.000	04/01/43	14,371
40,080		FNMA	3.000	04/01/43	39,605
33,010		FNMA	3.000	04/01/43	32,631
340,387		FNMA	3.000	04/01/43	336,177
65,300		FNMA	3.000	04/01/43	64,479
43,553		FNMA	3.000	04/01/43	43,006
1,808,362		FNMA	3.000	05/01/43	1,793,667
4,283,394		FNMA	3.000	05/01/43	4,229,982
315,259		FNMA	3.500	05/01/43	324,218
186,471		FNMA	3.500	05/01/43	191,770
408,472		FNMA	3.500	06/01/43	420,080
153,596		FNMA	3.500	06/01/43	157,960
188,540		FNMA	3.500	06/01/43	193,898
393,021		FNMA	3.500	06/01/43	404,190
829,184		FNMA	3.500	06/01/43	852,747
313,360		FNMA	3.500	06/01/43	322,265
933,817		FNMA	4.000	06/01/43	987,149
1,109,596		FNMA	3.500	07/01/43	1,141,127
525,510		FNMA	3.500	07/01/43	540,444
4,897,866		FNMA	4.000	11/01/43	5,201,858
272,397		FNMA	4.000	12/01/43	287,956
920,704	h	FNMA	4.000	01/01/44	973,322
54,955		FNMA	4.000	02/01/44	58,095
305,486		FNMA	4.000	02/01/44	322,945
20,997		FNMA	4.000	02/01/44	22,196
30,922		FNMA	4.000	03/01/44	32,689
63,576		FNMA	4.000	03/01/44	67,209
262,002		FNMA	4.000	04/01/44	276,973
448,025	h	FNMA	4.000	04/01/44	473,631
84,523		FNMA	4.000	04/01/44	89,354
1,295,431	h	FNMA	4.000	05/01/44	1,369,460
925,602	h	FNMA	4.000	06/01/44	978,500
947,022		FNMA	4.000	06/01/44	1,001,145
6,533,791		FNMA	4.500	06/01/44	7,174,719
2,122,100		FNMA	4.500	06/01/44	2,322,397
246,075	h	FNMA	4.000	07/01/44	260,139
982,915		FNMA	4.000	07/01/44	1,039,091
1,600,977	h	FNMA	4.000	08/01/44	1,692,473
924,571	h	FNMA	4.000	08/01/44	977,408
214,468		FNMA	4.000	08/01/44	226,726
239,543	h	FNMA	4.000	09/01/44	253,234
1,487,135		FNMA	4.500	09/01/44	1,627,505
1,165,654	h	FNMA	4.000	10/01/44	1,232,274
16,000,000	h	FNMA	3.500	10/25/44	16,353,750
24,000,000	h	FNMA	4.000	10/25/44	25,291,500
9,000,000	h	FNMA	4.500	10/25/44	9,710,156
10,000,000	h	FNMA	5.000	10/25/44	11,033,437
2,000,000	h	FNMA	3.000	11/25/44	1,966,016
22,000,000	h	FNMA	3.500	11/25/44	22,421,094
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,000,000	h	FNMA	4.000%	11/25/44	$13,658,937
31,000,000	h	FNMA	4.500	11/25/44	33,360,116
18,000,000	h	FNMA	5.000	11/25/44	19,818,351
2,000,000	h	FNMA	5.500	11/25/44	2,223,360
14,330		Government National Mortgage Association (GNMA)	7.500	11/15/23	16,033
3,716		GNMA	7.500	08/15/28	3,790
19,456		GNMA	6.500	12/15/28	22,057
55,979		GNMA	6.500	03/15/29	64,756
20,483		GNMA	8.500	10/20/30	25,061
5,578		GNMA	7.000	06/20/31	6,635
132,136		GNMA	5.000	02/15/33	145,517
58,692		GNMA	5.500	07/15/33	65,739
597,903		GNMA	5.000	09/15/33	663,028
104,305		GNMA	5.500	11/20/33	118,453
411,922		GNMA	5.500	02/20/35	467,695
137,915		GNMA	5.500	03/20/35	156,588
59,204		GNMA	6.000	10/20/36	67,580
62,101		GNMA	6.000	01/20/37	70,838
92,493		GNMA	6.000	02/20/37	105,491
88,315		GNMA	5.000	04/15/38	97,209
64,668		GNMA	5.500	07/15/38	71,874
127,050		GNMA	5.500	07/20/38	142,659
50,599		GNMA	6.000	08/20/38	57,077
106,891		GNMA	5.000	07/20/39	118,880
15,259,800		GNMA	5.000	07/20/39	16,789,870
955,492		GNMA	3.500	07/15/43	993,615
269,882		GNMA	5.000	02/20/44	298,031
232,902		GNMA	5.000	03/20/44	257,289
3,921,276		GNMA	4.500	06/20/44	4,261,583
2,000,000	h	GNMA	3.000	10/15/44	2,013,594
1,000,000	h	GNMA	3.000	10/20/44	1,006,328
29,000,000	h	GNMA	3.500	10/20/44	29,965,155
11,000,000	h	GNMA	4.000	10/20/44	11,657,420
13,000,000	h	GNMA	4.500	10/20/44	14,098,906
		TOTAL MORTGAGE BACKED			477,750,337

MUNICIPAL BONDS - 4.1%
1,000,000		Anaheim City School District	3.324	08/01/21	1,031,330
1,000,000		Anaheim City School District	3.825	08/01/23	1,051,420
3,000,000		Arizona School Facilities Board	0.945	09/01/16	2,986,710
2,500,000		Arizona School Facilities Board	2.078	09/01/18	2,527,525
5,000,000		City of New York NY	1.950	03/01/21	4,800,800
7,500,000		Dallas Independent School District	5.049	08/15/33	7,990,050
3,000,000		Denver City & County School District No	4.242	12/15/37	2,912,250
600,000		Denver Health & Hospital Authority	1.700	12/01/16	597,654
750,000		Denver Health & Hospital Authority	2.250	12/01/17	747,945
600,000		Grant County Public Utility District No 2	5.630	01/01/27	703,170
3,500,000		Harris County Flood Control District	1.229	10/01/17	3,488,240
250,000		Harris County Flood Control District	1.818	10/01/18	249,455
1,480,000		Illinois Housing Development Authority	4.105	07/01/27	1,458,925
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,018,470
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,088,290
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	375,742
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	502,405
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	400,264
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	448,844
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Massachusetts Housing Finance Agency	2.807%	12/01/19	$249,978
2,330,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,352,391
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,028,350
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,011,646
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,036,580
5,000,000		New York State Dormitory Authority	4.802	12/01/34	5,496,750
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,525,125
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,948,940
5,000,000		State of California	4.988	04/01/39	5,254,100
775,000		State of California	7.625	03/01/40	1,130,058
5,180,000		State of Connecticut	5.295	10/01/29	6,089,608
3,000,000		State of Georgia	4.530	02/01/33	3,154,140
1,000,000		State of Illinois	4.125	01/01/19	1,030,980
5,000,000		State of Illinois	3.650	04/01/20	5,043,650
775,000		State of Illinois	6.725	04/01/35	845,843
3,000,000		State of Illinois	5.520	04/01/38	2,955,360
5,000,000		State of Illinois	4.620	06/15/38	5,369,700
3,000,000		State of Michigan	3.800	05/15/33	2,848,560
5,000,000		Texas A&M University	4.772	05/15/33	5,313,150
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,249,363
1,310,000		Trustees of Boston College	3.519	07/01/21	1,349,077
3,000,000		Trustees of Boston College	3.769	07/01/22	3,115,260
3,000,000	i	University of California	0.657	07/01/41	3,011,220
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,714,299
		TOTAL MUNICIPAL BONDS			105,503,617

U.S. TREASURY SECURITIES - 12.3%
8,630,000		United States Treasury Bond	2.875	05/15/43	8,083,885
31,510,000		United States Treasury Bond	3.375	05/15/44	32,534,075
30,000,000		United States Treasury Bond	3.125	08/15/44	29,521,860
1,500,000		United States Treasury Note	0.250	10/31/14	1,500,234
2,887,000		United States Treasury Note	2.500	04/30/15	2,927,938
18,560,000		United States Treasury Note	1.000	09/15/17	18,531,009
530,000		United States Treasury Note	1.750	10/31/18	533,810
45,540,000		United States Treasury Note	1.625	07/31/19	45,255,375
30,879,000		United States Treasury Note	1.625	08/31/19	30,666,707
205,000		United States Treasury Note	1.250	10/31/19	199,410
5,000,000		United States Treasury Note	1.375	01/31/20	4,871,095
5,000,000		United States Treasury Note	1.125	04/30/20	4,782,810
7,500,000		United States Treasury Note	1.375	05/31/20	7,263,285
19,485,000		United States Treasury Note	2.000	07/31/20	19,491,079
7,500,000		United States Treasury Note	2.125	08/31/20	7,539,840
10,000,000		United States Treasury Note	1.750	10/31/20	9,811,720
280,000		United States Treasury Note	2.625	11/15/20	288,750
10,000,000		United States Treasury Note	2.375	12/31/20	10,158,590
41,020,000		United States Treasury Note	2.000	08/31/21	40,465,574
24,000,000		United States Treasury Note	8.000	11/15/21	33,210,000
7,795,000		United States Treasury Note	2.375	08/15/24	7,704,874
		TOTAL U.S. TREASURY SECURITIES			315,341,920

		TOTAL GOVERNMENT BONDS			1,045,654,747
		(Cost $1,035,745,267)
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 10.0%

ASSET BACKED - 5.2%
$448,874	i	Accredited Mortgage Loan Trust	4.330%	06/25/33	$403,668
		Series - 2003 1 (Class A1)
3,899,035	g	Alterna Funding I LLC	1.639	02/15/21	3,889,288
		Series - 2014 1A (Class NOTE)
3,484,733	i	Asset Backed Securities Corp Home Equity Loan Trust	0.860	04/25/35	3,437,282
		Series - 2005 HE3 (Class M3)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,123,622
		Series - 2011 5A (Class B)
2,132,713	i	Bear Stearns Asset Backed Securities Trust	0.595	03/25/35	2,115,796
		Series - 2005 AQ1 (Class M1)
3,122,656	i	Bear Stearns Asset Backed Securities Trust	0.555	02/25/36	2,981,746
		Series - 2006 EC2 (Class M1)
396,938	i	Bear Stearns Asset Backed Securities Trust	0.895	11/25/39	392,017
		Series - 2005 SD3 (Class 2A1)
3,726,593	i	Bear Stearns Asset Backed Securities Trust 2005-SD3	0.645	07/25/35	3,644,607
		Series - 2005 SD3 (Class 1A)
1,742,312	g,m	Capital Automotive REIT	4.700	07/15/42	1,792,404
		Series - 2012 1A (Class A)
2,944,070	i,m	CCR, Inc	0.599	07/10/17	2,858,191
		Series - 2010 CX (Class C)
1,000,000	g	CCR, Inc	4.750	07/10/22	983,635
		Series - 2012 CA (Class C)
339,199		Centex Home Equity	5.540	01/25/32	338,788
		Series - 2002 A (Class AF6)
1,557,988	i	Conseco Financial Corp	7.300	06/15/25	1,601,932
		Series - 1995 4 (Class B1)
868,226	i	Conseco Financial Corp	7.600	04/15/26	736,968
		Series - 1996 2 (Class M1)
920,117	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	916,054
		Series - 2002 S4 (Class A5)
4,369,519	i	Countrywide Asset-Backed Certificates	0.420	12/25/34	4,141,618
		Series - 2004 6 (Class 1A1)
2,496,024	i	Countrywide Asset-Backed Certificates	0.625	02/25/36	2,481,600
		Series - 2005 11 (Class MV1)
10,405	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	10,404
		Series - 2007 MX1 (Class A1)
2,795,456	g,i	CV Mortgage Loan Trust 2013-	4.311	12/25/43	2,815,605
		Series - 2013 1 (Class NOTE)
1,025,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	1,142,604
		Series - 2011 LC1A (Class C)
3,937,480	i	FBR Securitization Trust	0.895	11/25/35	3,912,930
		Series - 2005 5 (Class AV24)
2,450,273	i	First Frankin Mortgage Loan Trust	0.395	01/25/36	2,419,711
		Series - 2006 FF1 (Class 2A3)
685,966	i	First Franklin Mortgage Loan Asset Backed Certificates	0.815	03/25/35	685,219
		Series - 2005 FF2 (Class M2)
4,947,320	i	First Franklin Mortgage Loan Trust	0.890	12/25/34	4,677,830
		Series - 2005 FF1 (Class M1)
1,143,401	g,i	GMAC Mortgage Corp Loan Trust	0.905	02/25/31	1,095,820
		Series - 2004 VF1 (Class A1)
50,721	i	Greenpoint Mortgage Funding Trust	0.875	07/25/30	50,524
		Series - 2005 HE4 (Class 2A4C)
5	i	Greenpoint Mortgage Funding Trust	0.285	04/25/47	5
		Series - 2007 AR2 (Class 1A1)
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244%	01/17/45	$10,006,000
		Series - 2014 T1 (Class AT1)
2,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	2,800,840
		Series - 2014 T1 (Class DT1)
254,805	i	HSI Asset Securitization Corp Trust	0.515	07/25/35	254,149
		Series - 2005 NC1 (Class 2A3)
5,271,658	i	Lehman XS Trust	0.435	08/25/35	5,132,934
		Series - 2005 2 (Class 1A1)
3,650,527	i	Lehman XS Trust	5.420	01/25/36	3,246,597
		Series - 2005 10 (Class 2A3A)
855,643	i	Lehman XS Trust	0.405	02/25/36	817,230
		Series - 2006 1 (Class 1A1)
978,902		Lehman XS Trust	6.500	06/25/46	768,890
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.975	05/18/16	1,024,400
		Series - 2013 144A (Class )
3,149,500	i	Morgan Stanley Capital I	0.860	02/25/35	2,946,178
		Series - 2005 WMC2 (Class M3)
846,318	i	Morgan Stanley Capital I	0.335	02/25/36	841,653
		Series - 2006 NC2 (Class A2C)
5,000,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	5,005,500
		Series - 2014 T1 (Class A1)
875,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	875,262
		Series - 2014 T1 (Class D1)
650,000	g,m	New Residential Advance Receivables Trust Advance Receivables Backed	3.649	03/15/45	650,222
		Series - 2014 2014-T1 (Class E1)
1,576,657		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,579,440
		Series - 2002 C (Class A1)
1,462,393	g	Orange Lake Timeshare Trust 2014-A	3.030	07/09/29	1,461,213
		Series - 2014 AA (Class B)
4,166,458	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.675	01/25/36	4,141,334
		Series - 2005 WCH1 (Class M2)
1,046,375	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,062,235
		Series - 2004 2 (Class AF4)
1,666,667	g	Rental Car Finance Corp	4.380	02/25/16	1,680,057
		Series - 2011 1A (Class B1)
145,814	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	150,642
		Series - 2003 RZ5 (Class A7)
83,604	i	Residential Asset Securities Corp	6.489	10/25/30	83,679
		Series - 2001 KS2 (Class AI6)
57,170	i	Residential Asset Securities Corp	0.800	04/25/35	57,156
		Series - 2005 KS3 (Class M3)
179,358		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	181,042
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,933,058
		Series - 2005 HI3 (Class M5)
19,323		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	19,277
		Series - 2006 HI3 (Class A3)
302,054	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	304,950
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,683,372
		Series - 2006 HI1 (Class M2)
35,358	i	SACO I, Inc	0.715	11/25/35	35,300
		Series - 2005 8 (Class A1)
88,558	i	SACO I, Inc	0.915	11/25/35	88,431
		Series - 2005 8 (Class A3)
159

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g,i	Sanders Re Ltd	4.015%	05/05/17	$1,016,200
		Series - 2013 144A (Class )
409,587	i	Saxon Asset Securities Trust	6.120	11/25/30	441,517
		Series - 2002 2 (Class AF6)
557,604	i	Securitized Asset Backed Receivables LLC	0.455	10/25/35	548,625
		Series - 2006 OP1 (Class A2C)
227,343	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	232,137
		Series - 2012 2A (Class B)
4,554,042	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	4,525,415
		Series - 2014 2A (Class A)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,491,694
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	617,307
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,564,636
		Series - 2012 A (Class A2)
930,401	g	SolarCity LMC	4.800	11/20/38	967,765
		Series - 2013 1 (Class A)
976,705	g	SolarCity LMC	4.590	04/20/44	1,007,390
		Series - 2014 1 (Class A)
1,500,000	g	SolarCity LMC	4.020	07/20/44	1,496,719
		Series - 2014 2 (Class A)
560,061	i	Soundview Home Equity Loan Trust	0.455	11/25/35	554,796
		Series - 2005 OPT3 (Class A4)
6,500,000	g,h	SpringCastle America Funding LLC	2.700	05/25/23	6,499,350
		Series - 2014 AA (Class A)
78,827	i	Structured Asset Investment Loan Trust	0.755	05/25/35	78,713
		Series - 2005 4 (Class M1)
3,918,131	g,i	Structured Asset Securities Corp	0.305	07/25/36	3,817,117
		Series - 2006 EQ1A (Class A4)
2,137,346	g,i	Structured Asset Securities Corp	0.375	10/25/36	2,077,552
		Series - 2006 GEL4 (Class A2)
3,124,102	i	Structured Asset Securities Corp Mortgage Loan Trust	0.315	03/25/36	2,989,734
		Series - 2006 BC1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.765	01/09/17	4,090,000
		Series - 2013 IV B (Class )
455,000	g	Vornado DP LLC	5.280	09/13/28	502,659
		Series - 2010 VNO (Class C)
492,101	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	497,022
		Series - 2006 N1 (Class N1)
111,291	g,i	Wachovia Loan Trust	0.515	05/25/35	105,636
		Series - 2005 SD1 (Class A)
46,513	i	Wells Fargo Home Equity Trust	0.295	07/25/36	46,206
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			137,649,099

OTHER MORTGAGE BACKED - 4.8%
1,454,077	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,506,710
		Series - 2012 7WTC (Class A)
5,414,271	i	American Home Mortgage Investment Trust	1.833	10/25/34	5,387,054
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.955	05/10/45	989,627
		Series - 2006 2 (Class C)
2,174,077	g,i	Banc of America Large Loan, Inc	6.136	02/15/51	2,372,353
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	3,040,761
		Series - 2005 4 (Class B)
2,226,000	i	Bear Stearns Commercial Mortgage Securities	6.144	09/11/42	2,405,240
		Series - 2007 T28 (Class AJ)
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$621,573		Citicorp Mortgage Securities, Inc	5.500%	07/25/35	$606,283
		Series - 2005 4 (Class 1A7)
2,000,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	2,094,330
		Series - 2006 C4 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	396,736
		Series - 2007 C3 (Class AM)
6,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,636,838
		Series - 2007 C3 (Class AJ)
191,298		Countrywide Alternative Loan Trust	5.500	08/25/16	197,187
		Series - 2004 30CB (Class 1A15)
2,198,728		Countrywide Alternative Loan Trust	5.000	04/25/20	2,234,185
		Series - 2005 6CB (Class 2A1)
690,638	i	Countrywide Alternative Loan Trust	0.384	07/20/35	601,060
		Series - 2005 24 (Class 4A1)
1,652,660	i	Countrywide Home Loan Mortgage Pass Through Trust	2.446	11/20/34	1,593,932
		Series - 2004 HYB6 (Class A2)
243,778		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	236,039
		Series - 2005 17 (Class 1A10)
1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,170,220
		Series - 2005 C3 (Class AJ)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	821,348
		Series - 2006 OMA (Class D)
90,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	96,361
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,931,372
		Series - 2009 RR1 (Class A3C)
3,977,702	g,i	Credit Suisse Seasoned Loan Trust 2006-	0.395	10/25/34	3,914,795
		Series - 2006 1 (Class A)
3,910,808	i	GSR Mortgage Loan Trust	0.345	08/25/46	3,759,186
		Series - 2006 OA1 (Class 2A1)
1,638,232		GSR Mortgage Loan Trust 2005-1F	6.000	01/25/35	1,668,777
		Series - 2005 1F (Class 3A3)
3,517,409	i	Harborview Mortgage Loan Trust	0.373	05/19/35	3,006,966
		Series - 2005 2 (Class 2A1A)
4,033,781	i	Harborview Mortgage Loan Trust	0.483	09/19/35	3,075,205
		Series - 2005 8 (Class 1A2A)
1,463,314	i	HarborView Mortgage Loan Trust	0.373	07/19/47	1,284,187
		Series - 2007 4 (Class 2A1)
433,321	i	Impac CMB Trust	0.815	03/25/35	399,737
		Series - 2004 11 (Class 2A1)
2,934,892	i	Impac CMB Trust	0.405	05/25/35	2,679,286
		Series - 0 4 (Class 1A1B)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.439	07/15/46	341,380
		Series - 2011 C4 (Class C)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,553,850
		Series - 2005 LDP2 (Class C)
3,400,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,744,566
		Series - 2007 LD12 (Class AM)
2,177,753	i	JP Morgan Mortgage Trust	2.494	11/25/33	2,193,340
		Series - 2006 A2 (Class 5A3)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,109,838
		Series - 2005 C5 (Class AJ)
1,761,668		Lehman Mortgage Trust	5.500	11/25/35	1,663,969
		Series - 2005 1 (Class 2A4)
1,423,385	i	Merrill Lynch Mortgage Investors, Inc	2.500	12/25/35	1,418,932
		Series - 2005 A9 (Class 2A1B)
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$75,000	i	Merrill Lynch Mortgage Trust	6.470%	02/12/51	$83,451
		Series - 0 C1 (Class AJA)
5,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,203,195
		Series - 2007 6 (Class AM)
82,000	g,i	Morgan Stanley Capital I	5.419	09/15/47	88,728
		Series - 2011 C1 (Class D)
4,000,000	g,i	Morgan Stanley Capital I Trust	5.984	08/12/41	4,225,044
		Series - 2006 T23 (Class B)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,494,080
		Series - 2005 HQ6 (Class F)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,087,914
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,897,712
		Series - 2006 HQ9 (Class C)
58,673	i	Opteum Mortgage Acceptance Corp	0.555	02/25/35	58,678
		Series - 2005 1 (Class A4)
2,309,379		RALI Trust	4.250	12/26/33	2,390,300
		Series - 2003 QS22 (Class A5)
439,144	i	RALI Trust	0.455	01/25/35	424,767
		Series - 2005 QA1 (Class A1)
460,180		Residential Accredit Loans, Inc	4.350	03/25/34	471,483
		Series - 2004 QS4 (Class A1)
423,052		RFMSI Trust	5.500	03/25/35	430,460
		Series - 2005 S2 (Class A6)
691,382	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	702,991
		Series - 2012 1A (Class A)
330,403	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	335,230
		Series - 0 2A (Class A)
2,205,457	i	Structured Adjustable Rate Mortgage Loan Trust	0.495	08/25/35	2,116,773
		Series - 2005 16XS (Class A1)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.146	05/15/46	6,851,282
		Series - 2007 C34 (Class AJ)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,189,915
		Series - 2007 C31 (Class AM)
2,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,582,413
		Series - 2007 C31 (Class AJ)
7,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,059,598
		Series - 2007 C32 (Class AJ)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,415,000
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	43,684
		Series - 2007 C33 (Class AM)
3,427,530	i	WaMu Mortgage Pass-Through Certificates	0.425	07/25/45	3,246,758
		Series - 0 AR8 (Class 1A1A)
1,302,954	i	WaMu Mortgage Pass-Through Certificates	0.505	12/25/45	1,214,980
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			122,746,086

		TOTAL STRUCTURED ASSETS			260,395,185
		(Cost $254,880,458)

		TOTAL BONDS			2,336,700,284
		(Cost $2,307,741,616)
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 16.3%
GOVERNMENT AGENCY DEBT - 0.4%
$10,000,000		Federal Home Loan Bank (FHLB)	0.085%	11/12/14	$9,999,008
		TOTAL GOVERNMENT AGENCY DEBT			9,999,008

TREASURY DEBT - 15.9%
8,000,000		United States Treasury Bill	0.030	11/06/14	7,999,760
3,300,000		United States Treasury Bill	0.073	11/13/14	3,299,714
11,500,000	d	United States Treasury Bill	0.046	11/20/14	11,499,265
6,400,000		United States Treasury Bill	0.033	12/18/14	6,399,757
3,000,000		United States Treasury Bill	0.025	12/26/14	2,999,892
91,000,000	d	United States Treasury Bill	0.050-0.098	02/05/15	90,992,811
16,000,000		United States Treasury Bill	0.030	02/12/15	15,998,816
25,700,000	d	United States Treasury Bill	0.080-0.093	03/05/15	25,696,685
25,000,000		United States Treasury Bill	0.030	03/26/15	24,996,650
6,000,000	d	United States Treasury Bill	0.097	04/02/15	5,998,704
40,100,000	d	United States Treasury Bill	0.090-0.100	04/30/15	40,091,178
12,400,000	d	United States Treasury Bill	0.090-0.095	05/28/15	12,396,912
111,500,000	d	United States Treasury Bill	0.075-0.108	07/23/15	111,449,714
46,000,000		United States Treasury Bill	0.091-0.096	08/20/15	45,969,042
		TOTAL TREASURY DEBT			405,788,900

		TOTAL SHORT-TERM INVESTMENTS			415,787,908
		(Cost $415,702,208)

		TOTAL INVESTMENTS - 111.5%			2,851,390,448
		(Cost $2,823,498,332)
		OTHER ASSETS & LIABILITIES, NET - (11.5)%			(293,813,836)
		NET ASSETS - 100.0%			$2,557,576,612

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities was $447,810,930 or 17.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.
163

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 18.2%

AUTOMOBILES & COMPONENTS - 0.8%
$19,950,000	i	Gates Global LLC	4.250%	07/03/21	$19,571,748
		TOTAL AUTOMOBILES & COMPONENTS			19,571,748

CAPITAL GOODS - 0.7%
11,004,840	i	FMG Resources August 2006 Pty Ltd	3.750	06/28/19	10,762,403
8,950,604	i	TransDigm, Inc	3.750	02/28/20	8,789,493
		TOTAL CAPITAL GOODS			19,551,896

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
14,747,804	i	Capital Safety North America	3.750	03/29/21	14,338,552
9,500,000	i	Capital Safety North America	6.500	03/26/22	9,286,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			23,624,802

CONSUMER DURABLES & APPAREL - 0.9%
10,650,000	i	Libbey Glass, Inc	3.750	04/09/21	10,536,897
15,960,000	i	Otter Products LLC	5.750	06/03/20	15,800,400
		TOTAL CONSUMER DURABLES & APPAREL			26,337,297

CONSUMER SERVICES - 2.5%
8,015,000	i	Boyd Gaming Corp	4.000	08/14/20	7,884,756
3,818,912	i	CityCenter Holdings LLC	4.250	10/16/20	3,775,949
5,376,536	i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	5,311,587
12,406,250	i	Marina District Finance Co, Inc	6.750	08/15/18	12,381,438
5,305,500	i	MGM Resorts International	3.500	12/20/19	5,206,022
11,310,606	i	Peninsula Gaming LLC	4.250	11/20/17	11,186,868
19,877,613	i	Spin Holdco, Inc	4.250	11/14/19	19,492,583
		TOTAL CONSUMER SERVICES			65,239,203

DIVERSIFIED FINANCIALS - 0.6%
15,249,250	i	TransUnion LLC	4.000	04/09/21	14,991,995
		TOTAL DIVERSIFIED FINANCIALS			14,991,995

ENERGY - 0.6%
16,617,949	i	Arch Coal, Inc	6.250	05/16/18	15,189,803
		TOTAL ENERGY			15,189,803

FOOD & STAPLES RETAILING - 1.6%
27,650,000	i	Albertson’s Holdings LLC	4.500	08/25/21	27,500,137
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,022,500
11,000,000	i	Rite Aid Corp	4.875	06/21/21	10,931,250
		TOTAL FOOD & STAPLES RETAILING			40,453,887
164

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
$11,571,000	i	Accellent, Inc	4.500%	03/12/21	$11,348,258
6,166,404		Biomet, Inc	3.655	07/25/17	6,116,950
4,948,416	i	Capsugel Holdings US, Inc	3.500	08/01/18	4,846,973
2,363,125	i	CHS/Community Health Systems	4.250	01/27/21	2,354,476
3,960,034	i	Kinetic Concepts, Inc	4.000	05/04/18	3,903,128
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			28,569,785

INSURANCE - 0.5%
13,889,293	i	Compass Investors, Inc	4.250	12/27/19	13,628,869
		TOTAL INSURANCE			13,628,869

MATERIALS - 1.4%
7,337,380	i	Minerals Technologies, Inc	4.000	05/07/21	7,268,629
12,340,741	i	Signode Industrial Group US, Inc	4.000	05/01/21	12,101,701
1,250,000	i	Solenis International LP	4.250	07/31/21	1,224,687
12,000,000	i	Solenis International LP	7.750	07/31/22	11,640,000
5,172,667	i	Tronox Pigments BV	4.000	03/19/20	5,128,079
		TOTAL MATERIALS			37,363,096

MEDIA - 1.5%
4,939,313	i	MTL Publishing LLC	3.750	06/29/18	4,855,641
8,737,500	i	Time, Inc	4.250	04/26/21	8,639,203
4,858,918	i	Univision Communications, Inc	4.000	03/02/20	4,764,801
21,000,000	h,i	Visant Corp	7.000	09/23/21	20,724,480
		TOTAL MEDIA			38,984,125

RETAILING - 0.8%
13,695,377	i	Academy Ltd	4.500	08/03/18	13,541,304
7,000,000	i	Stater Bros Markets	4.750	05/12/21	6,969,410
		TOTAL RETAILING			20,510,714

SOFTWARE & SERVICES - 2.8%
16,800,000	i	Asurion LLC	8.500	03/03/21	16,952,208
22,000,000	i	Evergreen Skills Lux S.a.r.l.	7.750	04/28/22	21,120,000
373,372	i	IMS Health, Inc	3.500	03/17/21	365,438
4,382,587	i	Infor US, Inc	3.750	06/03/20	4,279,421
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,955,000
5,830,053	i	P2 Lower Acquisition LLC	5.500	10/22/20	5,826,438
3,150,000	i	P2 Lower Acquisition LLC	9.500	10/22/21	3,134,250
10,375,000	h,i	ProQuest LLC	5.250	09/23/21	10,344,705
		TOTAL SOFTWARE & SERVICES			73,977,460

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
9,949,875	i	Dell International LLC	4.500	04/29/20	9,872,962
9,850,000	i	Scientific Games International, Inc	4.250	10/18/20	9,646,893
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,519,855

TELECOMMUNICATION SERVICES - 0.4%
9,925,000	i	Internap Network Services Corp	6.000	11/26/19	9,900,188
1,745,394	i	Presidio, Inc	5.000	03/31/17	1,742,130
		TOTAL TELECOMMUNICATION SERVICES			11,642,318
165

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 0.2%
$4,410,000	i	Calpine Corp	4.000%	10/09/19	$4,362,857
		TOTAL UTILITIES			4,362,857

		TOTAL BANK LOAN OBLIGATIONS			473,519,710
		(Cost $479,441,682)

BONDS - 78.7%

CORPORATE BONDS - 78.7%

AUTOMOBILES & COMPONENTS - 1.4%
8,975,000		Chrysler Group LLC	8.000	06/15/19	9,524,719
12,000,000	g	Gates Global LLC	6.000	07/15/22	11,280,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	7,904,000
7,550,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	7,852,000
		TOTAL AUTOMOBILES & COMPONENTS			36,560,719

BANKS - 2.3%
5,775,000	g,i	Credit Agricole S.A.	6.625	12/30/49	5,506,613
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,814,500
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,130,000
9,500,000	g,i	Nordea Bank AB	5.500	12/30/49	9,333,750
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,615,238
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,375,761
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,765,864
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	4,230,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,680,000
14,050,000	g,i	Societe Generale S.A.	6.000	12/30/49	12,868,395
		TOTAL BANKS			59,320,121

CAPITAL GOODS - 1.8%
2,300,000		Anixter, Inc	5.625	05/01/19	2,417,875
3,000,000		Anixter, Inc	5.125	10/01/21	2,962,500
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	5,427,188
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,831,500
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,792,500
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,290,469
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,706,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,615,380
14,130,000	g	Stena AB	7.000	02/01/24	14,695,200
		TOTAL CAPITAL GOODS			46,738,612

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
8,575,000		ADT Corp	4.125	04/15/19	8,403,500
3,725,000		ADT Corp	6.250	10/15/21	3,855,375
2,500,000	g,h	AECOM Technology Corp	5.750	10/15/22	2,509,375
3,750,000	g,h	AECOM Technology Corp	5.875	10/15/24	3,773,437
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,150,000
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,908,156
166

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000%	02/15/18	$5,075,000
12,825,000		RR Donnelley & Sons Co	7.875	03/15/21	14,075,438
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,767,125
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,628,375
19,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	20,880,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,187,500
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,087,750
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,072,188
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			90,373,219

CONSUMER DURABLES & APPAREL - 1.9%
4,500,000		Beazer Homes USA, Inc	6.625	04/15/18	4,646,250
7,700,000		DR Horton, Inc	3.750	03/01/19	7,488,250
4,750,000		KB Home	8.000	03/15/20	5,225,000
7,000,000		KB Home	4.750	05/15/19	6,807,500
14,250,000		KB Home	7.000	12/15/21	14,855,625
9,500,000		Lennar Corp	4.500	06/15/19	9,416,875
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,061,000
		TOTAL CONSUMER DURABLES & APPAREL			50,500,500

CONSUMER SERVICES - 3.6%
25,000,000	g,h	1011778 BC / New Red Fin	6.000	04/01/22	24,843,750
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,267,040
3,375,000		ARAMARK Corp	5.750	03/15/20	3,459,375
3,727,000		Boyd Gaming Corp	9.000	07/01/20	3,913,350
3,500,000		MGM Resorts International	11.375	03/01/18	4,191,250
2,000,000		MGM Resorts International	5.250	03/31/20	2,000,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,526,250
5,700,000		MGM Resorts International	7.750	03/15/22	6,341,250
15,050,000		Penn National Gaming, Inc	5.875	11/01/21	13,883,625
9,500,000		Pinnacle Entertainment, Inc	6.375	08/01/21	9,927,500
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	14,001,950
		TOTAL CONSUMER SERVICES			93,355,340

DIVERSIFIED FINANCIALS - 5.1%
5,950,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	5,920,250
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,150,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,138,750
5,000,000		CIT Group, Inc	3.875	02/19/19	4,912,500
7,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	7,353,000
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,490,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,155,000
4,000,000		GMAC, Inc	7.500	09/15/20	4,610,000
7,000,000		GMAC, Inc	8.000	11/01/31	8,732,500
7,100,000		Icahn Enterprises LP	4.875	03/15/19	6,993,500
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,425,000
16,068,000	g,i	ILFC E-Capital Trust I	4.840	12/21/65	15,144,090
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,572,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,252,500
2,000,000		International Lease Finance Corp	4.625	04/15/21	1,985,000
11,325,000		SLM Corp	5.500	01/15/19	11,551,500
13,100,000		SLM Corp	4.875	06/17/19	13,100,000
167

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,000,000		SLM Corp	6.125%	03/25/24	$7,800,000
		TOTAL DIVERSIFIED FINANCIALS			132,285,590

ENERGY - 12.7%
2,750,000	g	Alpha Natural Resources, Inc	7.500	08/01/20	2,461,250
5,000,000		Arch Coal, Inc	7.000	06/15/19	2,662,500
5,700,000		Atlas Pipeline Partners LP	4.750	11/15/21	5,308,125
5,570,000	g,h	California Resources Corp	6.000	11/15/24	5,723,175
20,960,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	19,912,000
9,835,000		Calumet Specialty Products Partners LP	7.625	01/15/22	9,982,525
6,500,000		Chaparral Energy, Inc	8.250	09/01/21	6,955,000
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	7,585,000
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	10,237,500
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,548,000
1,500,000		CONSOL Energy, Inc	8.250	04/01/20	1,567,500
4,200,000	g	CONSOL Energy, Inc	5.875	04/15/22	4,137,000
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	6,150,600
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	2,005,000
5,435,000		El Paso Corp	7.750	01/15/32	6,671,462
11,000,000		EP Energy LLC	9.375	05/01/20	11,990,000
6,030,000		EP Energy LLC	7.750	09/01/22	6,376,725
7,500,000	g	Exterran Partners	6.000	10/01/22	7,293,750
14,900,000		Exterran Partners LP	6.000	04/01/21	14,490,250
2,850,000		Halcon Resources Corp	9.750	07/15/20	2,899,875
13,300,000		Halcon Resources Corp	8.875	05/15/21	13,100,500
9,600,000		Linn Energy LLC	6.250	11/01/19	9,372,000
6,750,000		Linn Energy LLC	6.500	05/15/19	6,615,000
2,000,000		Linn Energy LLC	7.750	02/01/21	2,015,000
2,249,000		MarkWest Energy Partners LP	6.250	06/15/22	2,367,072
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,606,250
13,900,000		Oasis Petroleum, Inc	6.875	03/15/22	14,664,500
4,750,000		Parker Drilling Co	7.500	08/01/20	4,963,750
1,900,000	g	Parker Drilling Co	6.750	07/15/22	1,909,500
4,800,000		Peabody Energy Corp	6.000	11/15/18	4,704,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	5,142,500
9,500,000		Peabody Energy Corp	6.250	11/15/21	8,835,000
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,055,000
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,744,950
11,391,000		Precision Drilling Trust	6.625	11/15/20	11,818,163
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,958,475
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,160,000
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,079,920
4,685,000	g	Rockies Express Pipeline LLC	6.000	01/15/19	4,872,400
2,000,000	g	Sanchez Energy Corp	6.125	01/15/23	1,980,600
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,060,000
18,170,000		SandRidge Energy, Inc	7.500	03/15/21	17,715,750
7,042,000		SandRidge Energy, Inc	8.125	10/15/22	7,033,198
4,000,000		SM Energy Co	6.500	11/15/21	4,230,000
5,795,000		SM Energy Co	6.500	01/01/23	6,026,800
4,350,000		Tesoro Corp	5.375	10/01/22	4,371,750
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	7,019,925
8,200,000	g	Ultra Petroleum Corp	6.125	10/01/24	7,831,000
168

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,900,000		Whiting Petroleum Corp	5.000%	03/15/19	$16,337,250
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,124,000
		TOTAL ENERGY			329,671,490

FOOD & STAPLES RETAILING - 0.5%
13,435,000		Ingles Markets, Inc	5.750	06/15/23	13,502,175
		TOTAL FOOD & STAPLES RETAILING			13,502,175

FOOD, BEVERAGE & TOBACCO - 1.3%
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	6,774,625
15,335,000		Post Holdings, Inc	7.375	02/15/22	15,181,650
7,140,000	g	Post Holdings, Inc	6.000	12/15/22	6,533,100
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,811,995
		TOTAL FOOD, BEVERAGE & TOBACCO			34,301,370

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
2,252,000		Biomet, Inc	6.500	08/01/20	2,387,120
13,950,000		CHS/Community Health Systems	8.000	11/15/19	14,894,415
27,275,000	g	CHS/Community Health Systems	6.875	02/01/22	28,366,000
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,214,585
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,263,500
575,000		HCA Holdings, Inc	6.250	02/15/21	600,875
705,000		HCA Holdings, Inc	7.750	05/15/21	753,469
10,000,000		HCA, Inc	6.500	02/15/20	10,925,000
13,600,000		HCA, Inc	7.500	02/15/22	15,300,000
1,800,000		HCA, Inc	5.875	03/15/22	1,892,250
900,000		HCA, Inc	7.500	11/06/33	945,000
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	10,005,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	8,900,000
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,366,562
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,509,953
9,725,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	9,797,938
13,800,000	g	Tenet Healthcare Corp	5.000	03/01/19	13,627,500
2,500,000		Tenet Healthcare Corp	6.750	02/01/20	2,606,250
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,705,875
16,000,000		Tenet Healthcare Corp	8.125	04/01/22	17,560,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,688,750
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			167,310,042

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,476,000
17,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	17,424,687
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			21,900,687

INSURANCE - 0.9%
11,200,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	11,732,000
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,193,750
		TOTAL INSURANCE			22,925,750

MATERIALS - 5.1%
4,450,000		Alcoa, Inc	5.125	10/01/24	4,455,781
169

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,750,000		ArcelorMittal	5.750%	08/05/20	$2,870,312
4,750,000		ArcelorMittal	6.000	03/01/21	4,993,437
2,750,000		ArcelorMittal	6.750	02/25/22	2,952,812
3,700,000		ArcelorMittal	7.500	10/15/39	3,811,000
5,700,000		ArcelorMittal	7.250	03/01/41	5,714,250
3,700,000	g	Belden, Inc	5.500	09/01/22	3,746,250
10,100,000	g	Cascades, Inc	5.500	07/15/22	9,797,000
2,000,000		Crown Americas LLC	6.250	02/01/21	2,100,000
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,292,000
600,000		Greif, Inc	7.750	08/01/19	681,000
7,200,000		Hexion US Finance Corp	8.875	02/01/18	7,335,000
18,710,000		Hexion US Finance Corp	6.625	04/15/20	18,803,550
13,200,000		Hexion US Finance Corp	9.000	11/15/20	12,573,000
3,890,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	3,831,650
2,500,000		Lafarge S.A.	7.125	07/15/36	2,812,500
10,500,000		Rosetta Resources, Inc	5.625	05/01/21	10,237,500
3,350,000		Rosetta Resources, Inc	5.875	06/01/24	3,291,375
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,875,230
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,150,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,249,500
1,675,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,700,125
650,000		Steel Dynamics, Inc	6.375	08/15/22	686,563
6,940,000		Tronox Finance LLC	6.375	08/15/20	6,966,025
		TOTAL MATERIALS			134,925,860

MEDIA - 7.4%
1,825,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	2,009,781
15,000,000		AMC Entertainment, Inc	5.875	02/15/22	15,112,500
12,345,000		Cablevision Systems Corp	5.875	09/15/22	11,943,788
1,250,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	1,248,437
6,450,000	g,h	CBS Outdoor Americas Capital LLC	5.875	03/15/25	6,482,250
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,352,437
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,058,000
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,070,000
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,601,625
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	968,200
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,035,125
8,000,000		DISH DBS Corp	6.750	06/01/21	8,600,000
2,000,000		DISH DBS Corp	5.875	07/15/22	2,040,000
11,500,000		DISH DBS Corp	5.000	03/15/23	11,032,813
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,354,500
2,275,000	g	Gannett Co, Inc	5.500	09/15/24	2,240,875
4,275,000		Lamar Media Corp	5.875	02/01/22	4,403,250
8,000,000		Nielsen Finance LLC	4.500	10/01/20	7,740,000
3,450,000	g	Nielsen Finance LLC	5.000	04/15/22	3,372,375
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,127,500
3,500,000	g	Numericable Group S.A.	6.250	05/15/24	3,491,250
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,411,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,565,250
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	11,542,500
10,638,000		Starz LLC	5.000	09/15/19	10,744,380
9,250,000	g	Time, Inc	5.750	04/15/22	8,856,875
170

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,193,000	g	Univision Communications, Inc	7.875%	11/01/20	$5,563,001
2,000,000	g	Univision Communications, Inc	8.500	05/15/21	2,115,000
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,378,720
7,834,000		Visant Corp	10.000	10/01/17	6,991,845
5,550,000		WideOpenWest Finance LLC	10.250	07/15/19	5,994,000
		TOTAL MEDIA			191,447,277

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
3,389,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	3,549,977
1,250,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	12/15/20	1,306,250
2,577,000	g	Endo Finance LLC & Endo Finco, Inc	7.250	01/15/22	2,712,293
2,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,090,000
14,200,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	14,590,911
7,375,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	7,891,250
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	1,971,250
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,440,812
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,550,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			47,102,743

RETAILING - 1.8%
12,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	13,375,000
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	7,875,000
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,071,000
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,325,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,081,250
12,570,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	12,695,700
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,325,000
		TOTAL RETAILING			44,747,950

SOFTWARE & SERVICES - 1.8%
12,085,000	g	Audatex North America, Inc	6.000	06/15/21	12,387,125
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	12,072,000
2,850,000	g	Boxer Parent Co, Inc	9.000	10/15/19	2,622,000
2,975,000		Equinix, Inc	4.875	04/01/20	2,945,250
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,050,000
6,650,000	g,o	Infor Software Parent LLC	7.125	05/01/21	6,583,500
3,350,000		NCR Corp	5.875	12/15/21	3,425,375
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,015,000
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,090,000
		TOTAL SOFTWARE & SERVICES			47,190,250

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,821,250
1,500,000		Scientific Games Corp	8.125	09/15/18	1,443,750
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,340,000
5,725,000	g,h	Zebra Technologies Corp	7.250	10/15/22	5,725,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			15,330,000

TELECOMMUNICATION SERVICES - 11.0%
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,063,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,420,000
171

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,300,000		CenturyLink, Inc	5.800%	03/15/22	$7,482,500
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,692,187
3,300,000		CenturyLink, Inc	7.650	03/15/42	3,250,500
3,200,000		Citizens Communications Co	7.125	03/15/19	3,456,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,853,125
14,800,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	15,244,000
3,500,000	g	CommScope Holding Co, Inc	5.000	06/15/21	3,430,000
9,400,000		Frontier Communications Corp	8.500	04/15/20	10,434,000
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,289,500
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,150,000
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,345,000
4,837,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	5,163,497
8,050,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	7,687,750
1,800,000		Intelsat Luxembourg S.A.	6.750	06/01/18	1,849,500
10,000,000		Intelsat Luxembourg S.A.	7.750	06/01/21	10,187,500
2,850,000		Intelsat Luxembourg S.A.	8.125	06/01/23	2,971,125
14,000,000	g	Kratos Defense & Security Solutions, Inc	7.000	05/15/19	13,895,000
750,000	g	Lynx I Corp	5.375	04/15/21	755,625
3,800,000	g	Lynx II Corp	6.375	04/15/23	3,923,500
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,222,355
3,507,000		Sprint Capital Corp	6.875	11/15/28	3,349,185
2,050,000		Sprint Capital Corp	8.750	03/15/32	2,237,063
12,825,000	g	Sprint Corp	7.250	09/15/21	13,354,031
6,650,000	g	Sprint Corp	7.875	09/15/23	7,049,000
14,250,000	g	Sprint Corp	7.125	06/15/24	14,356,875
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,197,500
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,417,969
8,125,000		Sprint Nextel Corp	6.000	11/15/22	7,881,250
2,850,000		Telecom Italia Capital S.A.	7.175	06/18/19	3,220,500
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,835,750
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,789,438
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	5,343,750
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,114,000
1,900,000		T-Mobile USA, Inc	5.250	09/01/18	1,957,000
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,658,750
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,773,750
6,100,000		T-Mobile USA, Inc	6.731	04/28/22	6,237,250
525,000		T-Mobile USA, Inc	6.836	04/28/23	539,437
3,175,000		T-Mobile USA, Inc	6.500	01/15/24	3,214,688
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	6,932,625
3,025,000	g,h	Virgin Media Finance plc	6.000	10/15/24	3,028,781
14,125,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	13,560,000
4,750,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	4,773,750
14,250,000		Windstream Corp	7.750	10/01/21	15,176,250
2,000,000		Windstream Corp	7.500	04/01/23	2,050,000
1,925,000		Windstream Corp	6.375	08/01/23	1,857,625
		TOTAL TELECOMMUNICATION SERVICES			285,671,881

TRANSPORTATION - 2.5%
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,370,000
3,350,000	g	Bombardier, Inc	4.750	04/15/19	3,341,625
172

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,000,000	g	Bombardier, Inc	7.750%	03/15/20	$6,541,200
9,500,000	g	Bombardier, Inc	6.000	10/15/22	9,452,500
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,834,781
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,619,688
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	17,292,800
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	9,450,000
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,881,000
		TOTAL TRANSPORTATION			62,783,594

UTILITIES - 4.7%
11,145,000		AES Corp	7.375	07/01/21	12,482,400
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,190,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,137,500
11,821,000	g	Calpine Corp	7.875	01/15/23	12,884,890
6,580,000		Ferrellgas LP	6.500	05/01/21	6,431,950
11,000,000		Ferrellgas LP	6.750	01/15/22	10,725,000
13,373,000		Ferrellgas Partners LP	8.625	06/15/20	13,907,920
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,213,750
11,320,000		NRG Energy, Inc	7.875	05/15/21	12,169,000
5,000,000	g	NRG Energy, Inc	6.250	07/15/22	5,128,125
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,952,500
7,000,000	g	NRG Energy, Inc	6.250	05/01/24	7,017,500
8,335,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	8,564,213
2,750,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	2,777,500
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,668,350
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,480,820
		TOTAL UTILITIES			120,731,418

		TOTAL CORPORATE BONDS			2,048,676,588
		(Cost $2,033,810,258)

		TOTAL BONDS			2,048,676,588
		(Cost $2,033,810,258)

SHARES		COMPANY
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
180,000		Regions Financial Corp	6.375	12/30/49	4,380,915
		TOTAL BANKS			4,380,915
		TOTAL PREFERRED STOCKS			4,380,915
		(Cost $4,500,000)
173

TIAA-CREF FUNDS - High-Yield Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.6%
$15,000,000	Federal Home Loan Bank (FHLB)	0.035%	11/14/14	$14,999,358
	TOTAL GOVERNMENT AGENCY DEBT			14,999,358

TREASURY DEBT - 0.3%
5,600,000	United States Treasury Bill	0.033	12/18/14	5,599,787
2,400,000	United States Treasury Bill	0.074	02/05/15	2,399,811
	TOTAL TREASURY DEBT			7,999,598

	TOTAL SHORT-TERM INVESTMENTS			22,998,956
	(Cost $22,998,337)

	TOTAL INVESTMENTS - 98.0%			2,549,576,169
	(Cost $2,540,750,277)
	OTHER ASSETS & LIABILITIES, NET - 2.0%			52,363,206
	NET ASSETS - 100.0%			$2,601,939,375

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities was $771,454,203 or 29.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
174

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 97.9%

U.S. TREASURY SECURITIES - 97.9%
$5,000,000		United States Treasury Bond	3.625%	02/15/44	$5,403,125
45,051,012	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	46,634,825
89,473,875	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	90,508,372
42,875,654	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	45,511,821
39,375,053	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	42,042,083
100,427,339	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	101,761,114
31,564,618	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	34,412,820
31,352,259	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	33,294,626
94,204,152	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	94,954,865
32,401,418	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,418,924
31,512,151	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	34,424,567
81,343,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	81,540,213
35,607,570	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,853,984
42,141,601	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,824,841
65,104,161	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	69,122,324
71,971,460	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	75,491,297
70,753,817	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	72,179,931
74,751,492	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	73,034,525
103,605,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	101,136,300
68,124,540	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	65,910,492
56,307,900	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	55,696,453
63,052,925	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	63,368,190
35,119,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	33,716,979
57,957,622	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	67,882,865
40,880,822	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	46,530,675
33,089,491	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	39,164,524
35,284,939	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	39,273,796
33,974,656	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	46,136,529
35,721,243	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	43,599,456
36,214,859	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	51,085,585
13,058,945	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	18,145,809
15,986,802	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	19,783,667
26,945,505	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	33,524,008
45,022,880	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	41,227,586
30,052,120	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	26,530,372
24,534,960	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	26,242,814
4,000,000		United States Treasury Note	2.750	02/15/24	4,094,064
20,000,000		United States Treasury Note	2.500	05/15/24	20,012,500
		TOTAL U.S. TREASURY SECURITIES			1,861,476,921

		TOTAL GOVERNMENT BONDS			1,861,476,921
		(Cost $1,821,189,419)
175

TIAA-CREF FUNDS- Inflation-Linked Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.5%
$9,000,000	Federal Home Loan Bank (FHLB)	0.035%	11/14/14	$8,999,615
	TOTAL GOVERNMENT AGENCY DEBT			8,999,615

TREASURY DEBT - 0.3%
400,000	United States Treasury Bill	0.033	12/18/14	399,985
6,000,000	United States Treasury Bill	0.103	07/23/15	5,997,294
	TOTAL TREASURY DEBT			6,397,279

	TOTAL SHORT-TERM INVESTMENTS			15,396,894
	(Cost $15,394,547)

	TOTAL INVESTMENTS - 98.7%			1,876,873,815
	(Cost $1,836,583,966)
	OTHER ASSETS & LIABILITIES, NET - 1.3%			23,783,427
	NET ASSETS - 100.0%			$1,900,657,242

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
176

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.8%

CONSUMER DURABLES & APPAREL - 0.3%
$1,000,000	i	Libbey Glass, Inc	3.750%	04/09/21	$989,380
2,761,727	i	PVH Corp	3.250	02/13/20	2,761,147
		TOTAL CONSUMER DURABLES & APPAREL			3,750,527

CONSUMER SERVICES - 0.1%
873,000	i	ARAMARK Corp	3.250	09/07/19	856,195
929,825	i	Hilton Worldwide	3.500	10/26/20	914,324
		TOTAL CONSUMER SERVICES			1,770,519

FOOD, BEVERAGE & TOBACCO - 0.1%
1,678,750	i	HJ Heinz Co	3.250	06/07/19	1,653,569
		TOTAL FOOD, BEVERAGE & TOBACCO			1,653,569

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
923,374	i	Capsugel Holdings US, Inc	3.500	08/01/18	904,444
199,000	i	CHS/Community Health Systems	4.250	01/27/21	198,272
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,102,716

MEDIA - 0.1%
868,889	i	CSC Holdings LLC	2.654	04/17/20	842,553
295,500	i	Univision Communications, Inc	4.000	03/01/20	289,590
		TOTAL MEDIA			1,132,143

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
997,500	i	Avago Technologies Ltd	3.750	05/06/21	987,655
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			987,655

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
994,975	i	NXP BV	3.250	01/11/20	977,254
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			977,254

		TOTAL BANK LOAN OBLIGATIONS			11,374,383
		(Cost $11,498,833)
BONDS - 91.8%

CORPORATE BONDS - 35.2%

BANKS - 11.1%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,203,322
535,000	g	Banco de Credito del Peru	2.750	01/09/18	535,000
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	512,500
3,175,000	g	Banco del Estado de Chile	2.000	11/09/17	3,195,222
177

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$788,000	g	Bank Nederlandse Gemeenten	1.375%	09/27/17	$790,673
2,675,000		Bank of America Corp	3.750	07/12/16	2,792,400
9,350,000		Bank of America Corp	2.000	01/11/18	9,309,337
250,000	g	Bank of Nova Scotia	1.650	10/29/15	253,148
15,000,000		Bank of Nova Scotia	2.125	09/11/19	14,917,665
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,022,623
1,000,000		BB&T Corp	3.200	03/15/16	1,033,869
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,618,750
5,000,000		Branch Banking & Trust Co	1.350	10/01/17	4,965,875
3,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,910,000
1,125,000	g	Caixa Economica Federal	4.250	05/13/19	1,119,375
456,000		Citigroup, Inc	5.500	10/15/14	456,847
6,750,000		Citigroup, Inc	1.300	11/15/16	6,751,323
4,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,958,920
3,750,000		Eksportfinans ASA	2.375	05/25/16	3,754,500
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,492,580
1,000,000		First Horizon National Corp	5.375	12/15/15	1,048,080
900,000		HSBC USA, Inc	2.375	02/13/15	906,777
5,000,000		Huntington National Bank	1.300	11/20/16	5,004,410
4,050,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	4,080,035
10,000,000		JPMorgan Chase & Co	0.800	04/23/15	10,026,380
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	2,993,463
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,543,427
10,000,000	g	National Australia Bank Ltd	2.125	09/09/19	9,960,840
2,000,000		PNC Bank NA	1.125	01/27/17	1,994,128
7,000,000		Royal Bank of Canada	1.200	01/23/17	6,999,370
9,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	8,887,770
5,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	4,908,755
1,800,000	g	State Bank of India	4.125	08/01/17	1,876,286
300,000	g	State Bank of India	3.250	04/18/18	302,991
1,000,000		SunTrust Bank	1.350	02/15/17	999,436
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,007,472
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	499,000
500,000		Union Bank NA	2.125	06/16/17	508,058
1,000,000		US Bancorp	3.125	04/01/15	1,014,058
500,000		US Bancorp	1.650	05/15/17	504,549
5,000,000		US Bank NA	1.100	01/30/17	4,994,975
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,021,728
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,182,364
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,675,152
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	4,980,545
1,000,000	g	Zenith Bank plc	6.250	04/22/19	1,000,000
		TOTAL BANKS			158,513,978

CAPITAL GOODS - 2.0%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	2,991,237
475,000		Caterpillar, Inc	1.500	06/26/17	477,935
2,000,000		Eaton Corp	1.500	11/02/17	1,991,388
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,004,586
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,467,442
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,020,555
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,007,381
178

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,925,000		Pentair Finance S.A.	1.350%	12/01/15	$5,958,850
500,000		United Technologies Corp	1.800	06/01/17	507,386
		TOTAL CAPITAL GOODS			28,426,760

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
4,400,000		Air Lease Corp	2.125	01/15/18	4,367,000
3,200,000		Synchrony Financial	1.875	08/15/17	3,204,413
1,000,000		Waste Management, Inc	2.600	09/01/16	1,028,992
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,600,405

CONSUMER SERVICES - 0.4%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,021,602
5,000,000		Walt Disney Co	0.875	05/30/17	4,957,105
		TOTAL CONSUMER SERVICES			5,978,707

DIVERSIFIED FINANCIALS - 7.0%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,007,126
550,000		American Express Centurion Bank	0.875	11/13/15	551,777
500,000		American Express Centurion Bank	6.000	09/13/17	563,119
1,150,000		American Express Credit Corp	1.750	06/12/15	1,160,307
1,000,000		American Express Credit Corp	1.300	07/29/16	1,006,670
1,000,000		American Express Credit Corp	2.800	09/19/16	1,033,033
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,002,703
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	152,349
500,000		BlackRock, Inc	3.500	12/10/14	502,961
825,000		BlackRock, Inc	1.375	06/01/15	830,409
1,000,000		BNP Paribas S.A.	1.375	03/17/17	997,384
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,082,808
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,406,698
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,776,083
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,354,247
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	932,645
500,000		General Electric Capital Corp	3.750	11/14/14	502,086
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,028,530
5,000,000		General Electric Capital Corp	1.500	07/12/16	5,060,720
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,054,992
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,329,340
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,396,945
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,334,220
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	210,740
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,043,441
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,487
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	1,971,660
200,000		International Lease Finance Corp	5.750	05/15/16	209,000
200,000		International Lease Finance Corp	3.875	04/15/18	198,500
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,028,950
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,404,375
1,800,000		Morgan Stanley	1.750	02/25/16	1,819,199
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,002,449
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	998,388
10,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	10,004,180
500,000	g	NongHyup Bank	2.750	09/29/19	500,200
179

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g	PTTEP Australia International Finance Pty Ltd	4.152%	07/19/15	$511,252
1,675,000		State Street Corp	1.350	05/15/18	1,645,696
410,000		Toyota Motor Credit Corp	1.250	10/05/17	407,432
2,000,000		UBS AG.	1.375	08/14/17	1,984,178
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,029,180
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,016,282
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,063,976
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,569,566
5,000,000		Wells Fargo & Co	1.400	09/08/17	4,985,160
		TOTAL DIVERSIFIED FINANCIALS			98,979,443

ENERGY - 1.8%
250,000		Apache Corp	1.750	04/15/17	251,835
1,000,000		Ashland, Inc	3.000	03/15/16	1,000,000
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,571,301
2,000,000		Chevron Corp	1.104	12/05/17	1,980,836
350,000		ConocoPhillips	4.600	01/15/15	354,051
625,000		Devon Energy Corp	1.875	05/15/17	630,745
2,450,000		Ecopetrol S.A.	4.250	09/18/18	2,597,000
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,169,583
350,000		Marathon Petroleum Corp	3.500	03/01/16	362,074
375,000		Noble Holding International Ltd	3.450	08/01/15	382,664
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,577,981
500,000		Occidental Petroleum Corp	2.500	02/01/16	511,049
1,850,000	i	Petrobras Global Finance BV	1.852	05/20/16	1,848,150
2,300,000		Petrobras Global Finance BV	3.250	03/17/17	2,327,531
975,000		Petrobras International Finance Co	3.875	01/27/16	997,912
925,000		Petrobras International Finance Co	3.500	02/06/17	941,076
500,000		Petroleos Mexicanos	4.875	03/15/15	509,095
625,000		Petroleos Mexicanos	3.500	07/18/18	648,125
400,000		Phillips 66	1.950	03/05/15	402,557
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,039,490
100,000		Statoil ASA	2.900	10/15/14	100,083
750,000		Statoil ASA	1.200	01/17/18	740,660
1,000,000		Tesoro Corp	4.250	10/01/17	1,025,000
750,000		Total Capital International S.A.	1.500	02/17/17	756,584
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,101,680
475,000		Valero Energy Corp	4.500	02/01/15	481,080
		TOTAL ENERGY			25,308,142

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,093,832
1,000,000		CVS Caremark Corp	1.200	12/05/16	1,001,435
		TOTAL FOOD & STAPLES RETAILING			2,095,267

FOOD, BEVERAGE & TOBACCO - 0.8%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	1,999,036
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	707,464
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	513,845
2,000,000		Coca-Cola Co	0.750	03/13/15	2,003,330
600,000		Coca-Cola Co	1.800	09/01/16	611,842
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,024,000
180

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$135,000		General Mills, Inc	5.200%	03/17/15	$137,910
1,650,000		General Mills, Inc	0.875	01/29/16	1,654,770
200,000		Mondelez International, Inc	4.125	02/09/16	208,681
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,030,887
		TOTAL FOOD, BEVERAGE & TOBACCO			10,891,765

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,000,000		Baxter International, Inc	0.950	06/01/16	1,003,210
200,000		Becton Dickinson & Co	1.750	11/08/16	203,338
3,300,000		CareFusion Corp	1.450	05/15/17	3,282,830
500,000		Covidien International Finance S.A.	1.350	05/29/15	502,289
600,000		Express Scripts Holding Co	2.100	02/12/15	603,429
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,057,500
1,000,000		McKesson Corp	1.292	03/10/17	996,455
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,018,980
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	248,812
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,243,122
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,159,965

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,037,897
375,000		Ecolab, Inc	1.450	12/08/17	372,121
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,410,018

INSURANCE - 0.7%
750,000		Aetna, Inc	1.500	11/15/17	746,959
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	722,284
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	1,996,850
400,000		Principal Financial Group, Inc	1.850	11/15/17	400,132
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,009,843
550,000		UnitedHealth Group, Inc	0.850	10/15/15	551,651
2,425,000		UnitedHealth Group, Inc	1.400	10/15/17	2,421,498
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,558,009
		TOTAL INSURANCE			9,407,226

MATERIALS - 0.8%
675,000		ArcelorMittal	4.250	08/05/15	685,969
300,000		Corning, Inc	1.450	11/15/17	299,327
1,000,000		EI du Pont de Nemours & Co	3.250	01/15/15	1,008,286
990,000		International Paper Co	5.300	04/01/15	1,012,918
5,000,000		Monsanto Co	1.150	06/30/17	4,965,965
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	511,801
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,743,514
1,000,000		Teck Resources Ltd	2.500	02/01/18	1,001,320
		TOTAL MATERIALS			11,229,100

MEDIA - 0.6%
2,000,000		DIRECTV Holdings LLC	3.500	03/01/16	2,069,796
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,000,000
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	622,230
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,018,980
181

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		TCI Communications, Inc	8.750%	08/01/15	$2,136,120
250,000		Time Warner, Inc	3.150	07/15/15	254,958
1,000,000		Viacom, Inc	1.250	02/27/15	1,003,338
1,000,000		Viacom, Inc	3.500	04/01/17	1,049,194
		TOTAL MEDIA			9,154,616

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,505,645
1,200,000		AbbVie, Inc	1.750	11/06/17	1,195,909
1,000,000		Amgen, Inc	1.250	05/22/17	994,744
600,000		Johnson & Johnson	2.150	05/15/16	615,156
120,000		Life Technologies Corp	3.500	01/15/16	123,870
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,022,073
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,272,349
3,275,000	g	Perrigo Co Ltd	1.300	11/08/16	3,278,006
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,007,752

REAL ESTATE - 0.4%
1,560,000		Camden Property Trust	5.000	06/15/15	1,606,557
1,410,000		DDR Corp	5.500	05/01/15	1,446,090
798,000		Duke Realty LP	7.375	02/15/15	817,572
304,000		Kimco Realty Corp	5.783	03/15/16	324,731
655,000		Ventas Realty LP	3.125	11/30/15	672,597
1,000,000		Ventas Realty LP	1.250	04/17/17	995,184
		TOTAL REAL ESTATE			5,862,731

RETAILING - 0.3%
2,750,000		Home Depot, Inc	2.250	09/10/18	2,793,653
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,004,000
		TOTAL RETAILING			4,797,653

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	g,h	Semiconductor Manufacturing International Corp	4.125	10/07/19	994,350
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			994,350

SOFTWARE & SERVICES - 0.3%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,507,315
1,050,000		Oracle Corp	1.200	10/15/17	1,042,428
1,000,000		Xerox Corp	2.950	03/15/17	1,035,022
		TOTAL SOFTWARE & SERVICES			4,584,765

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
250,000		Amphenol Corp	4.750	11/15/14	251,238
5,000,000		Amphenol Corp	1.550	09/15/17	4,993,695
5,000,000		Apple, Inc	1.050	05/05/17	4,982,980
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,905
1,000,000		Cisco Systems, Inc	1.100	03/03/17	999,332
3,000,000		General Electric Co	0.850	10/09/15	3,012,990
2,125,000		Hewlett-Packard Co	2.125	09/13/15	2,154,623
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,051,213
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,913,727
182

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$198,000		Seagate Technology HDD Holdings	6.800%	10/01/16	$216,315
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,003,811
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	476,093
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,308,922

TELECOMMUNICATION SERVICES - 1.6%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,021,370
1,510,000		American Tower Corp	4.625	04/01/15	1,540,161
667,000		AT&T, Inc	2.500	08/15/15	678,313
1,330,000		AT&T, Inc	1.400	12/01/17	1,322,484
1,825,000		British Telecommunications plc	1.625	06/28/16	1,841,909
1,000,000		France Telecom S.A.	2.125	09/16/15	1,012,455
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,040,591
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	731,257
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,002,652
5,000,000		Verizon Communications, Inc	1.350	06/09/17	4,974,595
6,090,000	g	Verizon Communications, Inc	2.625	02/21/20	6,013,601
		TOTAL TELECOMMUNICATION SERVICES			23,179,388

TRANSPORTATION - 0.3%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	356,451
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,021,204
890,000	g	Transnet Ltd	4.500	02/10/16	921,150
		TOTAL TRANSPORTATION			4,298,805

UTILITIES - 2.8%
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	792,187
180,000		Alliant Energy Corp	4.000	10/15/14	180,216
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,149,063
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,959,655
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,023,038
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,041,848
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,986,010
1,000,000		Duke Energy Corp	2.100	06/15/18	1,007,399
2,000,000	g	Electricite de France	1.150	01/20/17	1,994,854
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,933,725
1,250,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,310,900
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	595,100
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,752,750
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	203,980
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,522,188
1,500,000		Northeast Utilities	1.450	05/01/18	1,476,129
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,966,797
500,000		Pepco Holdings, Inc	2.700	10/01/15	508,644
2,000,000		Sempra Energy	2.300	04/01/17	2,041,312
2,500,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	2,505,198
450,000		Williams Partners LP	3.800	02/15/15	454,988
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,992,640
		TOTAL UTILITIES			39,398,621

		TOTAL CORPORATE BONDS			500,588,379
		(Cost $498,403,950)
183

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 30.3%

AGENCY SECURITIES - 3.0%
$12,000,000		Federal Home Loan Bank (FHLB)	0.375%	02/19/16	$12,004,644
5,000,000		FHLB	0.625	12/28/16	4,988,685
14,000,000		FHLB	0.875	05/24/17	13,962,998
5,515,004	g	Hospital for Special Surgery	3.500	01/01/23	5,691,572
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,058,560
		TOTAL AGENCY SECURITIES			42,706,459

FOREIGN GOVERNMENT BONDS - 7.7%
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,004,468
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,071,875
2,150,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,180,100
2,500,000		European Investment Bank	0.875	04/18/17	2,493,252
2,000,000	g	Export-Import Bank of China	2.500	07/31/19	1,979,932
225,000		Export-Import Bank of Korea	4.125	09/09/15	231,978
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,757,210
500,000		Export-Import Bank of Korea	3.750	10/20/16	525,480
4,925,000		Export-Import Bank of Korea	1.750	02/27/18	4,877,572
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,095,071
5,900,000	g	Hellenic Republic Government Bond	4.750	04/17/19	7,381,502
500,000		Hungary Government International Bond	4.125	02/19/18	516,565
350,000		Hungary Government International Bond	4.000	03/25/19	357,000
2,500,000		Hydro Quebec	1.375	06/19/17	2,513,630
1,250,000		Hydro-Quebec	7.500	04/01/16	1,369,425
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,081,760
2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,633,663
14,000,000		Inter-American Development Bank	1.500	09/25/18	13,962,074
20,000,000	g,i	International Finance Facility for Immunisation	0.422	07/05/16	20,003,500
2,300,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	2,313,076
5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	5,012,300
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,000,541
2,500,000		Korea Development Bank	1.000	01/22/16	2,495,950
2,000,000		Korea Development Bank	1.500	01/22/18	1,964,730
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	428,305
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	397,973
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,494,085
400,000	g	Lithuania Government International Bond	5.125	09/14/17	437,500
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,091,500
300,000	g	Municipality Finance plc	1.750	05/21/19	298,289
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,118,947
791,000	g	Qatar Government International Bond	4.000	01/20/15	798,309
550,000		Republic of Italy	4.500	01/21/15	556,424
1,500,000	g	Republic of Latvia	5.250	02/22/17	1,627,500
425,000	g	Republic of Lithuania	6.750	01/15/15	432,170
1,000,000		Republic of Turkey	7.500	07/14/17	1,120,000
625,000	g	Slovenia Government International Bond	4.125	02/18/19	650,781
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,665,025
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,479,714
184

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Turkey Government International Bond	7.000%	09/26/16	$1,093,240
		TOTAL FOREIGN GOVERNMENT BONDS			106,512,416

MORTGAGE BACKED - 2.0%
15,992		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	16,966
93,390		FGLMC	5.500	01/01/19	99,740
98,417		FGLMC	5.500	01/01/19	105,201
1,194,391		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,203,931
1,933,131		FNMA	2.690	10/01/17	1,996,376
3,445,533		FNMA	3.000	10/01/21	3,587,726
7,974,795		FNMA	2.000	05/25/25	8,109,314
246,180		FNMA	4.500	10/25/28	248,057
4,232,097		FNMA	4.000	02/25/44	4,467,207
2,588,538		Government National Mortgage Association (GNMA)	2.300	10/15/19	2,635,850
263,753		GNMA	1.864	08/16/31	264,622
2,000,000		GNMA	2.610	04/16/35	2,023,454
91,811		GNMA	2.161	11/16/36	91,963
1,688,573		GNMA	2.176	05/16/39	1,692,095
2,037,380		GNMA	2.120	05/16/40	2,044,976
		TOTAL MORTGAGE BACKED			28,587,478

MUNICIPAL BONDS - 0.4%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,017,450
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	524,605
		TOTAL MUNICIPAL BONDS			5,542,055

U.S. TREASURY SECURITIES - 17.2%
10,994,000	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	11,001,729
10,489,700	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	10,629,014
20,613,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	20,777,870
10,167,900	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	10,192,527
5,700,000		United States Treasury Note	0.250	02/29/16	5,695,326
8,025,000		United States Treasury Note	0.375	05/31/16	8,016,846
35,790,000		United States Treasury Note	0.500	06/15/16	35,823,571
4,600,000		United States Treasury Note	0.625	07/15/16	4,610,603
26,315,000		United States Treasury Note	0.625	08/15/16	26,353,025
15,000,000		United States Treasury Note	0.875	09/15/16	15,081,450
31,455,000		United States Treasury Note	0.625	02/15/17	31,319,838
31,141,000		United States Treasury Note	0.875	08/15/17	30,992,582
25,000,000		United States Treasury Note	1.000	09/15/17	24,960,950
600		United States Treasury Note	0.875	01/31/18	592
9,939,000		United States Treasury Note	1.625	08/31/19	9,870,669
		TOTAL U.S. TREASURY SECURITIES			245,326,592

		TOTAL GOVERNMENT BONDS			428,675,000
		(Cost $429,323,371)

STRUCTURED ASSETS - 26.3%

ASSET BACKED - 21.4%
230,520	i	Aames Mortgage Trust	6.510	06/25/32	223,804
		Series - 2002 1 (Class A3)
185

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$104,698	i	Accredited Mortgage Loan Trust	0.400%	09/25/35	$104,190
		Series - 2005 3 (Class A1)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,038,969
		Series - 2011 5A (Class A)
409,396		Ally Auto Receivables Trust	2.230	03/15/16	410,097
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,716,967
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,322,849
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,110,512
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	2,003,186
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	1,003,118
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	994,096
		Series - 2012 5 (Class A)
5,200,000	g	American Express Credit Account Master Trust	1.290	03/15/18	5,210,182
		Series - 2012 2 (Class C)
2,763,859		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	2,774,627
		Series - 2011 5 (Class B)
5,000,000		AmeriCredit Automobile Receivables Trust	0.540	10/10/17	5,000,500
		Series - 2014 2 (Class A2A)
4,250,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,267,302
		Series - 2012 4 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
666,667	g	Avis Budget Rental Car Funding AESOP LLC	3.650	11/20/14	668,401
		Series - 2011 2A (Class B)
565,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	578,140
		Series - 2010 3A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	3,026,265
		Series - 2012 1A (Class A)
5,600,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	5,682,370
		Series - 2012 1A (Class B)
450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	462,568
		Series - 2010 5A (Class A)
297,653	i	Bear Stearns Asset Backed Securities Trust	0.895	11/25/39	293,963
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,031,774
		Series - 2010 2A (Class A1)
5,225,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,340,608
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,105,359
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,500,570
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,497,889
		Series - 2013 1 (Class B)
10,000,000		Capital Auto Receivables Asset Trust	1.690	10/22/18	10,014,070
		Series - 2014 1 (Class A4)
186

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		CarMax Auto Owner Trust	2.630%	11/15/16	$1,009,384
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	156,561
		Series - 2011 1 (Class C)
7,870,000		CarMax Auto Owner Trust	1.730	02/15/18	7,982,155
		Series - 2012 2 (Class B)
4,750,000		CarMax Auto Owner Trust	2.080	03/15/18	4,839,319
		Series - 2012 2 (Class C)
2,355,256	i,m	CCR, Inc	0.599	07/10/17	2,286,553
		Series - 2010 CX (Class C)
45,227		Centex Home Equity	5.540	01/25/32	45,172
		Series - 2002 A (Class AF6)
349,546	i	Centex Home Equity	0.800	03/25/34	324,764
		Series - 2004 B (Class M1)
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	212,241
		Series - 2004 2 (Class 1M2)
8,000,000		Chase Issuance Trust	1.150	01/15/19	7,993,272
		Series - 2014 A1 (Class A)
12,000,000		CitiBank Credit Card Issuance Trust	1.020	02/22/19	11,949,084
		Series - 2014 A2 (Class A2)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,052,098
		Series - 2011 C (Class A4)
457,346	i	Credit-Based Asset Servicing and Securitization LLC	4.295	08/25/35	461,792
		Series - 2005 CB5 (Class AF2)
7,522	i	Credit-Based Asset Servicing and Securitization LLC	4.537	04/25/37	7,515
		Series - 2007 CB4 (Class A2A)
148,614	i	CSMC Trust	0.465	11/25/35	147,847
		Series - 2006 CF1 (Class A1)
5,000,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.830	03/15/19	5,040,305
		Series - 2013 AA (Class B)
6,000,000		Discover Card Execution Note Trust	1.220	10/15/19	5,988,258
		Series - 2014 A3 (Class A3)
7,710,187		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	7,709,879
		Series - 2011 A (Class A1)
5,000,000		Fifth Third Auto Trust	0.450	04/17/17	4,999,510
		Series - 2014 2 (Class A2A)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,022,852
		Series - 2011 A (Class B)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	4,973,490
		Series - 2013 A (Class B)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	2,994,936
		Series - 2013 D (Class B)
500,000		Ford Credit Floorplan Master Owner Trust	1.140	06/15/17	501,562
		Series - 2013 3 (Class B)
1,500,000		Ford Credit Floorplan Master Owner Trust	1.740	06/15/17	1,507,730
		Series - 2013 3 (Class D)
5,475,000		Ford Credit Floorplan Master Owner Trust	1.120	01/15/18	5,487,844
		Series - 2013 1 (Class B)
6,005,000		Ford Credit Floorplan Master Owner Trust	1.370	01/15/18	6,028,438
		Series - 2013 1 (Class C)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,791,403
		Series - 2012 5 (Class A)
187

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,435,000		GE Capital Credit Card Master Note Trust	4.470%	03/15/20	$2,601,671
		Series - 2010 2 (Class A)
2,000,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,980,816
		Series - 2012 6 (Class A)
1,000,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	1,008,012
		Series - 2011 1A (Class B1)
4,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	4,281,466
		Series - 2009 2A (Class A2)
2,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	1,997,288
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,676,180
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,063,164
		Series - 2011 1A (Class B2)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,006,000
		Series - 2014 T1 (Class AT1)
12,000,000		Honda Auto Receivables Owner Trust	0.770	03/19/18	11,977,872
		Series - 2014 2 (Class A3)
172,577	i	HSI Asset Securitization Corp Trust	0.515	07/25/35	172,133
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,013,672
		Series - 2011 A (Class B)
8,000,000		Hyundai Auto Receivables Trust	1.350	06/17/19	7,967,496
		Series - 2013 A (Class C)
855,643	i	Lehman XS Trust	0.405	02/25/36	817,230
		Series - 2006 1 (Class 1A1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,013,326
		Series - 2011 A (Class B)
604,513	i	Morgan Stanley Capital I	0.335	02/25/36	601,181
		Series - 2006 NC2 (Class A2C)
3,655,000	i	Morgan Stanley Capital I	5.152	08/13/42	3,737,413
		Series - 2005 HQ6 (Class B)
2,500,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	2,502,750
		Series - 2014 T1 (Class A1)
15,000,000	g	NYCTL Trust	1.030	11/10/27	14,995,313
		Series - 2014 A (Class A)
2,777,639	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.675	01/25/36	2,760,889
		Series - 2005 WCH1 (Class M2)
2,500,000	g	Rental Car Finance Corp	2.510	02/25/16	2,511,130
		Series - 2011 1A (Class A1)
1,666,667	g	Rental Car Finance Corp	4.380	02/25/16	1,680,057
		Series - 2011 1A (Class B1)
36,564	i	Residential Asset Mortgage Products, Inc	0.455	04/25/35	36,520
		Series - 2005 RZ1 (Class A3)
25,116		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	25,056
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	526,196
		Series - 2006 HI1 (Class M2)
2,546,783		Santander Drive Auto Receivables Trust	2.090	08/15/16	2,552,149
		Series - 2012 2 (Class B)
188

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,226,431		Santander Drive Auto Receivables Trust	3.090%	05/15/17	$2,247,090
		Series - 2011 3 (Class C)
5,350,000		Santander Drive Auto Receivables Trust	1.160	01/15/19	5,357,661
		Series - 2013 1 (Class B)
409,587	i	Saxon Asset Securities Trust	6.120	11/25/30	441,517
		Series - 2002 2 (Class AF6)
185,868	i	Securitized Asset Backed Receivables LLC	0.455	10/25/35	182,875
		Series - 2006 OP1 (Class A2C)
1,562,368	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	1,591,021
		Series - 2012 1A (Class A)
1,129,738	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	1,146,632
		Series - 2012 2A (Class A)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,125,182
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,387,819
		Series - 2012 A (Class A2)
183,989	i	Soundview Home Equity Loan Trust	0.455	11/25/35	182,259
		Series - 2005 OPT3 (Class A4)
558,045	i	Structured Asset Investment Loan Trust	1.215	11/25/34	549,463
		Series - 2004 10 (Class A9)
42,041	i	Structured Asset Investment Loan Trust	0.755	05/25/35	41,980
		Series - 2005 4 (Class M1)
2,620,823	g,i	Structured Asset Securities Corp	0.305	07/25/36	2,553,256
		Series - 2006 EQ1A (Class A4)
1,338,338	g,i	Structured Asset Securities Corp	0.375	10/25/36	1,300,897
		Series - 2006 GEL4 (Class A2)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	6,997,613
		Series - 2013 1A (Class A4)
28,362	i	Wells Fargo Home Equity Trust	0.295	07/25/36	28,175
		Series - 2006 2 (Class A3)
4,500,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,501,890
		Series - 2011 A (Class A)
2,765,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	2,830,119
		Series - 2010 A (Class A)
3,000,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	3,081,294
		Series - 2010 A (Class M)
2,235,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	2,243,801
		Series - 2012 B (Class A)
		TOTAL ASSET BACKED			307,191,865

OTHER MORTGAGE BACKED - 4.9%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,107,438
		Series - 2006 2 (Class AJ)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	9,114,355
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,254,385
		Series - 2007 1 (Class AMFX)
5,720,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,217,343
		Series - 2007 C3 (Class AM)
962,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	978,915
		Series - 2005 C3 (Class AJ)
189

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,935,000		Credit Suisse Mortgage Capital Certificates	5.509%	09/15/39	$6,354,456
		Series - 2006 C4 (Class AM)
280	i	Greenpoint Mortgage Funding Trust	0.255	09/25/46	280
		Series - 2006 AR4 (Class A1A)
354	i	Greenpoint Mortgage Funding Trust	0.235	10/25/46	354
		Series - 0 AR5 (Class A1A)
1,992,986	i	GSR Mortgage Loan Trust	0.345	08/25/46	1,915,718
		Series - 2006 OA1 (Class 2A1)
433,321	i	Impac CMB Trust	0.815	03/25/35	399,737
		Series - 2004 11 (Class 2A1)
9,487,169		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	9,962,001
		Series - 2006 LDP9 (Class A1A)
2,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,422,955
		Series - 2007 LD12 (Class AM)
166,767	i	JP Morgan Mortgage Acquisition Corp	0.255	10/25/36	166,594
		Series - 0 CH2 (Class AV3)
4,500,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	4,576,383
		Series - 2005 C3 (Class AJ)
500,000	i	Morgan Stanley Capital I	5.809	08/12/41	534,042
		Series - 2006 T23 (Class AJ)
58,673	i	Opteum Mortgage Acceptance Corp	0.555	02/25/35	58,678
		Series - 2005 1 (Class A4)
113,159		Residential Accredit Loans, Inc	4.350	03/25/34	115,938
		Series - 2004 QS4 (Class A1)
423,052		RFMSI Trust	5.500	03/25/35	430,460
		Series - 2005 S2 (Class A6)
391,917	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	398,498
		Series - 2012 1A (Class A)
254,156	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	257,869
		Series - 0 2A (Class A)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,346,939
		Series - 2007 C30 (Class AM)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,232,439
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,868,581
		Series - 2007 C31 (Class AM)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,390,242
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			70,104,600

		TOTAL STRUCTURED ASSETS			377,296,465
		(Cost $377,105,145)

		TOTAL BONDS			1,306,559,844
		(Cost $1,304,832,466)

SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.7%
10,500,000		Federal Home Loan Bank (FHLB)	0.035	11/14/14	10,499,551
		TOTAL GOVERNMENT AGENCY DEBT			10,499,551
190

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 0.8%
$10,000,000	d	United States Treasury Bill	0.033%	12/18/14	$9,999,620
930,000	d	United States Treasury Bill	0.081	05/28/15	929,768
		TOTAL TREASURY DEBT			10,929,388

		TOTAL SHORT-TERM INVESTMENTS			21,428,939
		(Cost $21,428,347)

		TOTAL INVESTMENTS - 94.1%			1,339,363,166
		(Cost $1,337,759,646)
		OTHER ASSETS & LIABILITIES, NET - 5.9%			83,682,436
		NET ASSETS - 100.0%			$1,423,045,602

Abbreviation(s):
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities was $322,716,892 or 22.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
191

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.5%

CONSUMER DURABLES & APPAREL - 0.3%
$500,000	i	Libbey Glass, Inc	3.750%	04/09/21	$494,690
		TOTAL CONSUMER DURABLES & APPAREL			494,690

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
498,750	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	492,456
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			492,456

UTILITIES - 1.0%
995,830	i	ExGen Renewables I LLC	5.250	02/06/21	1,000,809
1,000,000	h,i	TerraForm Power Operating LLC	4.750	07/23/19	1,002,500
		TOTAL UTILITIES			2,003,309

		TOTAL BANK LOAN OBLIGATIONS			2,990,455
		(Cost $2,991,065)

BONDS - 91.2%

CORPORATE BONDS - 33.1%

AUTOMOBILES & COMPONENTS - 0.2%
500,000		Magna International, Inc	3.625	06/15/24	496,835
		TOTAL AUTOMOBILES & COMPONENTS			496,835

BANKS - 8.7%
1,000,000		Bank of America Corp	1.350	11/21/16	1,001,353
1,000,000		Bank of Nova Scotia	2.125	09/11/19	994,511
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.685	02/26/16	250,503
500,000	i	BOKF NA	0.924	05/15/17	499,245
1,000,000		Branch Banking & Trust Co	1.350	10/01/17	993,175
1,000,000		Capital One Bank USA NA	1.500	09/05/17	995,626
250,000		Capital One Bank USA NA	1.500	03/22/18	246,235
1,000,000		Capital One Bank USA NA	2.400	09/05/19	989,532
500,000		Capital One Bank USA NA	2.950	07/23/21	491,736
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	249,766
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	251,064
1,000,000		Discover Bank	2.000	02/21/18	995,189
500,000		Discover Bank	4.200	08/08/23	517,634
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	587,358
500,000		HSBC Holdings plc	4.250	03/14/24	505,902
500,000		HSBC Holdings plc	5.250	03/14/44	530,828
250,000		HSBC USA, Inc	1.625	01/16/18	249,100
500,000		Huntington Bancshares, Inc	2.600	08/02/18	505,324
500,000		Huntington National Bank	1.350	08/02/16	502,460
500,000		Huntington National Bank	1.375	04/24/17	499,125
500,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	505,556
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	487,168
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	249,660
1,000,000		People’s United Financial, Inc	3.650	12/06/22	1,002,881
192

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		PNC Bank NA	2.200%	01/28/19	$500,565
250,000		Royal Bank of Canada	1.500	01/16/18	249,186
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	248,921
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	493,765
250,000	i	State Street Bank and Trust Co	0.433	12/08/15	250,000
1,000,000		SVB Financial Group	5.375	09/15/20	1,118,642
500,000	i	Toronto-Dominion Bank	0.786	04/30/18	503,907
250,000		US Bancorp	2.950	07/15/22	242,559
		TOTAL BANKS			17,708,476

CAPITAL GOODS - 1.6%
1,000,000		Anixter, Inc	5.125	10/01/21	987,500
250,000		Eaton Corp	4.000	11/02/32	247,322
750,000		Pentair Finance S.A.	1.350	12/01/15	754,285
250,000		Pentair Finance S.A.	1.875	09/15/17	250,902
500,000		Pentair Finance S.A.	2.650	12/01/19	496,721
500,000		Rockwell Collins, Inc	3.700	12/15/23	518,026
		TOTAL CAPITAL GOODS			3,254,756

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
1,000,000	g,h	AECOM Technology Corp	5.750	10/15/22	1,003,750
1,000,000		Air Lease Corp	2.125	01/15/18	992,500
500,000		Air Lease Corp	3.875	04/01/21	505,000
1,000,000		Air Lease Corp	4.250	09/15/24	983,750
500,000		Waste Management, Inc	3.500	05/15/24	498,456
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,983,456

CONSUMER DURABLES & APPAREL - 0.3%
500,000		Whirlpool Corp	5.150	03/01/43	529,845
		TOTAL CONSUMER DURABLES & APPAREL			529,845

CONSUMER SERVICES - 0.9%
1,000,000		Massachusetts Institute of Technology	3.959	07/01/38	1,014,318
250,000		Service Corp International	5.375	01/15/22	252,500
500,000	g	Service Corp International	5.375	05/15/24	501,250
		TOTAL CONSUMER SERVICES			1,768,068

DIVERSIFIED FINANCIALS - 2.4%
500,000	g,i	Armor Re Ltd	4.010	12/15/16	503,650
250,000	i	Bank of New York Mellon Corp	0.800	08/01/18	252,081
500,000		CIT Group, Inc	3.875	02/19/19	491,250
500,000	g	EDP Finance BV	5.250	01/14/21	519,685
500,000	i	Ford Motor Credit Co LLC	1.483	05/09/16	506,862
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	504,609
1,000,000		Invesco Finance plc	3.125	11/30/22	986,996
500,000		Legg Mason, Inc	2.700	07/15/19	501,483
250,000	g	RCI Banque S.A.	3.500	04/03/18	258,744
250,000		Silicon Valley Bank	6.050	06/01/17	272,295
108,000		Unilever Capital Corp	0.850	08/02/17	106,880
		TOTAL DIVERSIFIED FINANCIALS			4,904,535

ENERGY - 2.1%
1,000,000	g,h	California Resources Corp	6.000	11/15/24	1,027,500
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	959,964
250,000		Noble Holding International Ltd	2.500	03/15/17	254,513
193

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	g	Northern Natural Gas Co	4.100%	09/15/42	$484,020
500,000		Statoil ASA	2.900	11/08/20	509,877
500,000		Statoil ASA	2.650	01/15/24	478,526
500,000		Statoil ASA	3.950	05/15/43	476,543
		TOTAL ENERGY			4,190,943

FOOD & STAPLES RETAILING - 0.5%
500,000		Kroger Co	1.200	10/17/16	499,921
500,000		Kroger Co	2.300	01/15/19	500,359
		TOTAL FOOD & STAPLES RETAILING			1,000,280

FOOD, BEVERAGE & TOBACCO - 0.3%
500,000	i	Mondelez International, Inc	0.760	02/01/19	499,789
		TOTAL FOOD, BEVERAGE & TOBACCO			499,789

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	502,354
500,000		LifePoint Hospitals, Inc	5.500	12/01/21	506,250
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,001,233
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,009,837

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
250,000		Colgate-Palmolive Co	1.950	02/01/23	232,223
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			232,223

INSURANCE - 1.2%
250,000		Aetna, Inc	1.500	11/15/17	248,986
500,000	g	Five Corners Funding Trust	4.419	11/15/23	523,335
250,000	i	Prudential Financial, Inc	5.200	03/15/44	251,719
500,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	479,389
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	972,054
		TOTAL INSURANCE			2,475,483

MATERIALS - 1.0%
500,000		Agrium, Inc	3.150	10/01/22	486,260
500,000		International Paper Co	4.800	06/15/44	484,262
500,000		Nucor Corp	4.000	08/01/23	512,126
500,000		Rock Tenn Co	3.500	03/01/20	508,344
		TOTAL MATERIALS			1,990,992

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
250,000		AbbVie, Inc	1.750	11/06/17	249,148
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	418,537
500,000		Johnson & Johnson	4.375	12/05/33	545,606
500,000		Johnson & Johnson	4.500	09/01/40	543,981
500,000		Mead Johnson Nutrition Co	4.600	06/01/44	504,450
250,000		Merck & Co, Inc	1.100	01/31/18	247,381
500,000		Merck & Co, Inc	3.600	09/15/42	454,429
250,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	263,750
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	498,125
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,725,407
REAL ESTATE - 1.8%
500,000		Federal Realty Investment Trust	2.750	06/01/23	475,499
250,000		HCP, Inc	2.625	02/01/20	246,345
194

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Kilroy Realty LP	3.800%	01/15/23	$1,001,516
500,000		Mid-America Apartments LP	4.300	10/15/23	517,862
1,000,000		Regency Centers LP	3.750	06/15/24	997,696
450,000		Washington Real Estate Investment Trust	4.950	10/01/20	487,000
		TOTAL REAL ESTATE			3,725,918

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,905
500,000	i	Hewlett-Packard Co	1.174	01/14/19	506,719
1,000,000		Motorola Solutions, Inc	3.500	09/01/21	985,893
1,000,000		Xerox Corp	3.800	05/15/24	985,871
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,731,388

TELECOMMUNICATION SERVICES - 0.9%
500,000		CenturyLink, Inc	6.750	12/01/23	536,250
500,000	g	Sprint Corp	7.250	09/15/21	520,625
500,000		Verizon Communications, Inc	1.350	06/09/17	497,460
250,000		Vodafone Group plc	1.500	02/19/18	246,367
		TOTAL TELECOMMUNICATION SERVICES			1,800,702

TRANSPORTATION - 1.7%
1,000,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	986,056
1,000,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	999,257
500,000		GATX Corp	2.500	07/30/19	499,272
500,000		GATX Corp	5.200	03/15/44	531,574
500,000		Ryder System, Inc	2.550	06/01/19	500,687
		TOTAL TRANSPORTATION			3,516,846

UTILITIES - 3.3%
905,073		Export Lease Ten Co LLC	1.650	05/07/25	864,420
250,000	g	International Transmission Co	4.625	08/15/43	275,350
125,000		ITC Holdings Corp	5.300	07/01/43	140,867
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	505,284
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	1,007,203
250,000		NiSource Finance Corp	4.800	02/15/44	254,345
250,000		Northeast Utilities	1.450	05/01/18	246,022
250,000		Northern States Power Co	2.600	05/15/23	240,097
250,000	i	NSTAR Electric Co	0.471	05/17/16	249,809
1,000,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	1,016,951
500,000		Sempra Energy	3.550	06/15/24	503,754
1,000,000		Southern California Gas Co	3.150	09/15/24	995,939
250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	259,208
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	277,511
		TOTAL UTILITIES			6,836,760

		TOTAL CORPORATE BONDS			67,382,539
		(Cost $66,961,479)

GOVERNMENT BONDS - 47.9%

AGENCY SECURITIES - 6.7%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	497,743
1,000,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	983,674
225,000	j	Government Trust Certificate	0.000	04/01/21	183,901
195

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Hashemite Kingdom of Jordan Government AID Bond	1.945%	06/23/19	$499,257
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,007,365
450,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	449,426
250,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	253,635
1,000,000	j	OPIC	0.000	11/17/17	1,006,267
500,000	j	OPIC	0.000	11/13/19	502,090
1,000,000		OPIC	3.280	09/15/29	1,010,925
231,618		OPIC	3.540	06/15/30	240,474
242,537		OPIC	3.370	12/15/30	248,368
500,000		OPIC	3.820	12/20/32	519,715
250,000		OPIC	3.938	12/20/32	260,558
500,000		OPIC	3.430	06/01/33	511,755
1,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	1,001,894
1,000,000		PEFCO	2.450	07/15/24	949,303
500,000		Ukraine Government AID Bonds	1.844	05/16/19	498,250
500,000		United States Department of Housing and Urban Development (HUD)	5.300	08/01/17	542,923
200,000		HUD	3.120	08/01/18	211,772
200,000		HUD	3.300	08/01/19	214,123
300,000		HUD	2.450	08/01/20	305,690
150,000		HUD	3.430	08/01/20	159,519
250,000		HUD	2.050	08/01/19	253,233
250,000		HUD	4.870	08/01/19	283,037
500,000		HUD	2.910	08/01/23	503,162
235,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	242,334
		TOTAL AGENCY SECURITIES			13,340,393

FOREIGN GOVERNMENT BONDS - 5.6%
500,000		African Development Bank	0.750	10/18/16	499,940
1,000,000		African Development Bank	2.375	09/23/21	1,000,012
500,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	521,335
220,931	g	Carpintero Finance Ltd	2.004	09/18/24	215,815
250,000		Council of Europe Development Bank	1.000	03/07/18	246,601
500,000		European Bank for Reconstruction & Development	1.625	04/10/18	500,574
500,000		Export Development Canada	0.875	01/30/17	499,929
250,000		Export-Import Bank of Korea	1.750	02/27/18	247,592
1,000,000		FMS Wertmanagement AoeR	1.125	09/05/17	997,653
750,000		Hydro Quebec	2.000	06/30/16	766,667
250,000		Hydro Quebec	1.375	06/19/17	251,363
1,000,000		Inter-American Development Bank	1.500	09/25/18	997,291
500,000	i	International Bank for Reconstruction & Development	0.172	07/22/15	499,758
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	500,721
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	538,413
250,000		International Finance Corp	0.500	05/15/15	250,222
500,000		International Finance Corp	0.500	05/16/16	499,263
500,000	g,i	International Finance Facility for Immunisation	0.422	07/05/16	500,087
500,000	g	Kommunalbanken AS.	0.750	11/21/16	499,484
250,000		North American Development Bank	2.300	10/10/18	252,278
1,000,000		North American Development Bank	2.400	10/26/22	950,824
500,000		Province of Manitoba Canada	3.050	05/14/24	504,538
250,000		Province of Ontario Canada	1.200	02/14/18	247,239
		TOTAL FOREIGN GOVERNMENT BONDS			11,987,599
MORTGAGE BACKED - 16.6%
732,681		Federal National Mortgage Assocation (FNMA)	3.000	09/01/42	724,154
961,931		FNMA	3.000	05/01/43	949,637
196

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$218,581		FNMA	5.000%	09/01/25	$230,854
337,670		FNMA	3.500	11/01/25	357,437
765,390		FNMA	3.000	05/01/27	791,634
1,059,430		FNMA	2.500	10/01/27	1,071,798
490,328		FNMA	5.500	01/01/38	549,227
1,130,205		FNMA	4.500	08/01/39	1,234,623
626,193		FNMA	4.500	04/01/40	684,088
426,359		FNMA	5.500	07/01/40	477,061
1,983,618		FNMA	5.000	09/01/40	2,190,698
780,824		FNMA	4.000	10/01/40	829,240
520,837		FNMA	4.500	10/01/40	565,096
250,382		FNMA	6.000	10/01/40	283,853
235,452		FNMA	4.500	11/01/40	254,681
227,044		FNMA	4.500	11/01/40	245,100
233,612		FNMA	5.000	11/01/40	257,662
976,143		FNMA	3.500	04/01/42	999,641
1,037,634		FNMA	3.500	01/01/43	1,062,504
500,519		FNMA	3.000	05/01/43	494,125
2,527,487		FNMA	3.000	08/01/43	2,495,082
2,175,113		FNMA	4.000	11/01/43	2,301,371
846,419		FNMA	4.000	02/25/44	893,441
2,554,589		FNMA	4.000	05/01/44	2,698,004
17,178		FNMA	4.500	05/01/44	18,800
2,568,179		FNMA	3.500	06/01/44	2,628,545
994,883		FNMA	4.500	06/01/44	1,092,476
892,253		FNMA	4.500	06/01/44	976,469
195,275		FNMA	4.500	06/01/44	213,707
343,193		FNMA	4.500	06/01/44	375,588
406,422		FNMA	4.500	08/01/44	444,783
87,960		FNMA	4.500	09/01/44	96,263
929,183		Government National Mortgage Association (GNMA)	3.000	02/20/39	956,971
513,964		GNMA	3.500	08/20/39	528,699
213,170		GNMA	5.000	10/20/39	237,166
306,047		GNMA	4.000	06/15/40	325,254
604,360		GNMA	4.000	05/20/42	641,818
219,688		GNMA	5.000	06/20/42	243,885
922,113		GNMA	3.000	02/20/43	932,317
933,578		GNMA	3.500	07/15/43	970,827
486,567		GNMA	3.500	07/15/43	506,282
		TOTAL MORTGAGE BACKED			33,830,861

MUNICIPAL BONDS - 9.1%
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	247,967
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	261,385
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	514,550
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	513,630
665,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	797,082
985,000		City of Beaumont TX Waterworks & Sewer System Revenue	1.650	09/01/18	980,538
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	253,182
250,000		City of Houston TX Utility System Revenue	2.923	05/15/21	253,227
250,000		City of Jersey City NJ	1.192	09/01/15	250,185
197

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Commonwealth Financing Authority	2.675%	06/01/21	$245,737
500,000		Commonwealth of Massachusetts	5.000	08/01/33	576,980
1,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,044,880
250,000		Florida Governmental Utility Authority	2.000	10/01/16	247,942
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	501,745
500,000	j	Garden State Preservation Trust	0.000	11/01/22	405,830
390,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	391,540
500,000		Harris County Flood Control District	0.637	10/01/16	498,270
250,000		Harris County Flood Control District	1.229	10/01/17	249,160
250,000		Harris County Flood Control District	1.818	10/01/18	249,455
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	228,494
1,000,000		Michigan Finance Authority	5.000	07/01/16	1,065,570
500,000		Michigan Finance Authority	5.000	07/01/22	568,995
1,000,000		Michigan Finance Authority	5.000	07/01/29	1,085,870
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	249,323
250,000		New York State Energy Research & Development Authority	2.772	07/01/20	254,203
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	606,105
250,000		Niagara Area Development Corp	4.000	11/01/24	251,758
170,000		Ohio State Water Development Authority	4.879	12/01/34	189,514
250,000		Oklahoma Water Resources Board	2.444	04/01/20	252,688
250,000		Oklahoma Water Resources Board	3.071	04/01/22	254,608
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	250,278
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	206,056
250,000		South Dakota Conservancy District	1.648	08/01/18	248,530
1,000,000	h	State of California	3.750	10/01/37	992,380
250,000		State of California	4.988	04/01/39	262,705
500,000		State of Michigan	3.590	12/01/26	502,655
500,000		Texas Public Finance Authority	5.250	07/01/17	499,745
500,000	i	University of California	0.657	07/01/41	501,870
655,000		Washington County Clean Water Services	4.828	10/01/22	739,056
530,000		Washington County Clean Water Services	5.078	10/01/24	610,412
250,000		West Virginia Water Development Authority	5.000	11/01/21	294,925
		TOTAL MUNICIPAL BONDS			18,599,025

U.S. TREASURY SECURITIES - 9.9%
4,415,000		United States Treasury Bond	3.375	05/15/44	4,558,488
215,000		United States Treasury Note	0.250	12/31/15	215,076
2,000,000		United States Treasury Note	0.500	07/31/16	2,000,234
470,000		United States Treasury Note	1.625	04/30/19	468,237
6,825,000		United States Treasury Note	1.625	08/31/19	6,778,078
1,500,000		United States Treasury Note	1.750	09/30/19	1,498,008
50,000		United States Treasury Note	2.000	08/31/21	49,324
4,635,000		United States Treasury Note	2.375	08/15/24	4,581,410
		TOTAL U.S. TREASURY SECURITIES			20,148,855

		TOTAL GOVERNMENT BONDS			97,906,733
		(Cost $97,619,738)
198

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 10.2%

ASSET BACKED - 3.6%
$974,759	g	Alterna Funding I LLC	1.639%	02/15/21	$972,322
		Series - 2014 1A (Class NOTE)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	99,952
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	150,233
		Series - 2013 2 (Class C)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	255,814
		Series - 2010 3A (Class B)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	558,829
		Series - 2010 1A (Class B3)
500,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	500,150
		Series - 2014 T1 (Class DT1)
142,545	i	Lehman XS Trust	0.405	02/25/36	136,146
		Series - 2006 1 (Class 1A1)
250,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	250,275
		Series - 2014 T1 (Class A1)
250,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	250,075
		Series - 2014 T1 (Class D1)
292,479	g	Orange Lake Timeshare Trust 2014-A	3.030	07/09/29	292,243
		Series - 2014 AA (Class B)
188,879	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.675	01/25/36	187,741
		Series - 2005 WCH1 (Class M2)
488,353	g	SolarCity LMC	4.590	04/20/44	503,695
		Series - 2014 1 (Class A)
1,000,000	g	SolarCity LMC	4.020	07/20/44	997,813
		Series - 2014 2 (Class A)
1,000,000	g,h	SpringCastle America Funding LLC	2.700	05/25/23	999,900
		Series - 2014 AA (Class A)
133,834	g,i	Structured Asset Securities Corp	0.375	10/25/36	130,090
		Series - 2006 GEL4 (Class A2)
500,000		Toyota Auto Receivables Owner Trust	0.410	08/15/16	500,316
		Series - 2014 A (Class A2)
500,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	499,400
		Series - 2014 A (Class A3)
		TOTAL ASSET BACKED			7,284,994

OTHER MORTGAGE BACKED - 6.6%
181,760	g	7 WTC Depositor LLC Trust	4.082	03/13/31	188,339
		Series - 2012 7WTC (Class A)
200,000	i	Banc of America Commercial Mortgage Trust	5.955	05/10/45	197,925
		Series - 2006 2 (Class C)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	525,438
		Series - 2007 1 (Class AMFX)
1,120,000	i	Bear Stearns Commercial Mortgage Securities	6.144	09/11/42	1,210,184
		Series - 2007 T28 (Class AJ)
500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	523,582
		Series - 2006 C4 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	70,652
		Series - 2007 C3 (Class AM)
199

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.771%	05/15/46	$1,021,052
		Series - 2007 C3 (Class AJ)
381,383	i	Countrywide Home Loan Mortgage Pass Through Trust	2.446	11/20/34	367,831
		Series - 2004 HYB6 (Class A2)
170,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	182,015
		Series - 2006 C4 (Class AM)
994,426	g,i	Credit Suisse Seasoned Loan Trust 2006-	0.395	10/25/34	978,699
		Series - 2006 1 (Class A)
72,343	i	Impac CMB Trust	0.815	03/25/35	66,736
		Series - 2004 11 (Class 2A1)
710,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	781,953
		Series - 2007 LD12 (Class AM)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,040,639
		Series - 2007 6 (Class AM)
500,000	i	Morgan Stanley Capital I Trust	5.831	06/11/42	540,891
		Series - 2007 T27 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	997,632
		Series - 2005 HQ6 (Class F)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	275,516
		Series - 2010 OBP (Class A)
111,329		RFMSI Trust	5.500	03/25/35	113,279
		Series - 2005 S2 (Class A6)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	76,685
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.146	05/15/46	772,701
		Series - 2007 C34 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,032,965
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	935,000
		Series - 2007 C32 (Class B)
1,510,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,545,396
		Series - 2007 C32 (Class AJ)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	43,684
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			13,488,794

		TOTAL STRUCTURED ASSETS			20,773,788
		(Cost $20,692,411)

		TOTAL BONDS			186,063,060
		(Cost $185,273,628)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
250		M&T Bank Corp	6.375	12/30/49	249,110
		TOTAL BANKS			249,110
		TOTAL PREFERRED STOCKS			249,110
		(Cost $255,625)
200

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 5.2%
GOVERNMENT AGENCY DEBT - 4.9%
$10,000,000	Federal Home Loan Bank (FHLB)	0.085%	11/12/14	$9,999,008
	TOTAL GOVERNMENT AGENCY DEBT			9,999,008

TREASURY DEBT - 0.3%
600,000	United States Treasury Bill	0.030	11/06/14	599,982
	TOTAL TREASURY DEBT			599,982

	TOTAL SHORT-TERM INVESTMENTS			10,598,990
	(Cost $10,598,990)

	TOTAL INVESTMENTS - 98.0%			199,901,615
	(Cost $199,119,308)
	OTHER ASSETS & LIABILITIES, NET - 2.0%			3,990,495
	NET ASSETS - 100.0%			$203,892,110

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2014, the aggregate value of these securities was $21,285,212 or 10.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
201

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2014
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 96.2%

ARIZONA - 0.7%
$2,000,000		City of Tucson AZ, GO	5.000%	07/01/20	$2,369,320
		TOTAL ARIZONA			2,369,320

CALIFORNIA - 15.9%
2,325,000		California State Public Works Board	5.000	10/01/23	2,811,413
5,000,000		California State Public Works Board	5.000	09/01/39	5,596,700
1,500,000		California State Public Works Board	5.000	10/01/39	1,680,315
4,000,000		California Statewide Communities Development Authority	5.000	04/01/42	4,375,960
500,000	h	City of San Jose CA Airport Revenue	5.000	03/01/30	573,940
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,253,440
1,500,000		San Diego Unified School District	5.000	07/01/22	1,817,730
2,000,000		San Diego Unified School District	5.000	07/01/23	2,444,980
2,000,000		State of California, GO	5.000	02/01/22	2,405,520
2,000,000		State of California, GO	5.000	04/01/22	2,409,480
2,000,000		State of California, GO	5.250	10/01/22	2,456,460
5,000,000		State of California, GO	5.000	06/01/37	5,401,450
3,405,000		State of California, GO	5.000	11/01/37	3,719,894
5,000,000	h	State of California, GO	5.000	10/01/39	5,677,600
4,000,000		University of California	5.000	05/15/42	4,457,400
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,097,930
1,450,000		West Contra Costa Unified School District, GO	6.000	08/01/21	1,820,504
1,810,000		West Contra Costa Unified School District, GO	5.700	02/01/22	2,235,133
		TOTAL CALIFORNIA			54,235,849

COLORADO - 1.5%
1,000,000		Denver City & County School District No, GO	5.500	12/01/23	1,264,830
1,500,000		University of Colorado Hospital Authority	5.000	11/15/27	1,719,300
1,600,000		University of Northern Colorado	5.000	06/01/23	1,934,656
		TOTAL COLORADO			4,918,786

CONNECTICUT - 2.7%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,627,864
430,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/34	468,829
1,000,000		State of Connecticut, GO	5.000	05/15/21	1,194,620
2,000,000		State of Connecticut, GO	5.000	10/15/22	2,410,280
3,000,000		State of Connecticut, GO	5.000	10/15/23	3,640,920
		TOTAL CONNECTICUT			9,342,513

FLORIDA - 3.5%
5,000,000		City of Tallahassee FL	5.000	10/01/37	5,493,600
202

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,370,000		County of Miami-Dade FL Water & Sewer System Revenue	5.000%	10/01/42	$1,502,219
1,000,000		County of Orange FL	5.000	10/01/21	1,182,020
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,457,603
2,425,000		Orange County Health Facilities Authority	5.375	10/01/41	2,654,623
		TOTAL FLORIDA			12,290,065

GEORGIA - 1.6%
1,000,000		City of Atlanta Department of Aviation	5.000	01/01/24	1,189,720
1,130,000	h	Private Colleges & Universities Authority	5.000	04/01/17	1,238,728
1,735,000	h	Private Colleges & Universities Authority	5.000	04/01/21	1,976,790
1,000,000	h	Private Colleges & Universities Authority	5.000	04/01/44	1,075,900
		TOTAL GEORGIA			5,481,138

HAWAII - 0.4%
1,000,000		State of Hawaii, GO	5.000	12/01/22	1,224,610
		TOTAL HAWAII			1,224,610

ILLINOIS - 5.9%
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,128,140
2,085,000		Chicago State University	5.500	12/01/23	2,295,543
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,407,551
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,145,600
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,090,310
1,500,000		County of Cook IL, GO	5.000	11/15/15	1,577,835
1,000,000		County of Cook IL, GO	5.000	11/15/16	1,088,850
1,000,000		County of Cook IL, GO	5.000	11/15/17	1,117,520
1,500,000		County of Cook IL, GO	5.000	11/15/17	1,676,280
2,000,000		Illinois Finance Authority	5.000	07/01/17	2,236,840
1,500,000		State of Illinois	5.000	06/15/19	1,748,490
840,000		State of Illinois	6.250	12/15/20	925,865
2,045,000		State of Illinois, GO	5.000	01/01/20	2,132,874
550,000		University of Illinois	5.000	04/01/31	623,760
		TOTAL ILLINOIS			20,195,458

INDIANA - 1.9%
530,000		Griffith Multi-School Building Corp, GO	5.000	07/15/15	549,986
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,383,664
1,000,000		Indiana Finance Authority, AMT	5.250	09/01/34	1,092,850
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,273,253
		TOTAL INDIANA			6,299,753

KANSAS - 0.3%
1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,178,420
		TOTAL KANSAS			1,178,420

KENTUCKY - 2.0%
4,555,000		Kentucky Economic Development Finance Authority	5.250	08/15/46	4,953,563
203

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Kentucky Municipal Power Agency	5.000%	09/01/37	$2,157,040
	TOTAL KENTUCKY			7,110,603

LOUISIANA - 0.3%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,156,020
	TOTAL LOUISIANA			1,156,020

MARYLAND - 1.4%
4,000,000	County of Montgomery MD, GO	5.000	07/01/21	4,840,480
	TOTAL MARYLAND			4,840,480

MASSACHUSETTS - 2.3%
1,390,000	Commonwealth of Massachusetts, GO	5.250	08/01/17	1,572,215
1,750,000	Massachusetts Development Finance Agency	5.000	07/01/23	2,122,277
2,255,000	Massachusetts Development Finance Agency	5.000	10/01/35	2,533,921
1,600,000	Massachusetts School Building Authority	5.000	08/15/37	1,754,640
	TOTAL MASSACHUSETTS			7,983,053

MICHIGAN - 0.4%
1,000,000	Michigan Finance Authority	5.000	10/01/22	1,230,580
	TOTAL MICHIGAN			1,230,580

MINNESOTA - 2.3%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,066,420
3,000,000	State of Minnesota, GO	5.000	10/01/23	3,698,610
1,715,000	University of Minnesota	5.000	08/01/21	2,055,102
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,196,140
	TOTAL MINNESOTA			8,016,272

MISSOURI - 2.4%
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,739,120
4,000,000	Metropolitan St. Louis Sewer District	5.000	05/01/42	4,501,040
	TOTAL MISSOURI			8,240,160

NEBRASKA - 3.5%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,130,870
5,000,000	Omaha Public Power District	5.000	02/01/39	5,373,700
5,000,000	Omaha Public Power District	5.000	02/01/42	5,593,900
	TOTAL NEBRASKA			12,098,470

NEW JERSEY - 1.8%
2,500,000	New Jersey Transit Corp	5.000	09/15/17	2,769,150
2,000,000	New Jersey Transit Corp	5.000	09/15/21	2,313,000
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,191,040
	TOTAL NEW JERSEY			6,273,190
204

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
NEW YORK - 17.5%
$1,000,000	Metropolitan Transportation Authority	5.000%	11/15/20	$1,192,840
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,201,520
1,000,000	Metropolitan Transportation Authority	5.250	11/15/23	1,227,500
385,000	Nassau County Local Economic Assistance Corp	5.000	07/01/24	450,689
500,000	Nassau County Local Economic Assistance Corp	5.000	07/01/32	555,770
730,000	Nassau County Local Economic Assistance Corp	5.000	07/01/33	810,161
5,000,000	New York City Water & Sewer System	5.250	06/15/40	5,667,650
5,000,000	New York City Water & Sewer System	5.000	06/15/43	5,478,650
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,071,510
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,528,348
5,000,000	New York State Dormitory Authority	5.000	12/15/22	6,086,900
3,000,000	New York State Dormitory Authority	5.000	03/15/23	3,660,000
2,000,000	New York State Dormitory Authority	5.500	07/01/23	2,463,280
2,760,000	New York State Dormitory Authority	5.000	07/01/42	3,068,237
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,369,600
4,000,000	New York State Urban Development Corp	5.000	03/15/21	4,786,920
4,000,000	New York State Urban Development Corp	5.000	03/15/23	4,845,560
2,045,000	New York State Urban Development Corp	5.500	03/15/23	2,553,817
5,000,000	New York State Urban Development Corp, GO	5.000	03/15/22	6,014,200
3,000,000	Triborough Bridge & Tunnel Authority	5.000	11/15/22	3,613,770
	TOTAL NEW YORK			59,646,922

NORTH CAROLINA - 1.1%
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,180,640
1,575,000	North Carolina Medical Care Commission	5.000	10/01/38	1,719,002
	TOTAL NORTH CAROLINA			3,899,642

OHIO - 5.7%
2,000,000	American Municipal Power, Inc	5.250	02/15/33	2,194,800
1,500,000	City of Columbus OH, GO	5.000	07/01/21	1,808,820
1,500,000	County of Hamilton OH	5.000	02/01/44	1,618,170
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,118,690
1,750,000	Ohio Higher Educational Facility Commission	5.000	12/01/23	2,104,585
3,000,000	Ohio State Water Development Authority	5.000	06/01/23	3,672,300
1,660,000	State of Ohio	5.000	01/15/21	1,939,810
1,000,000	State of Ohio, GO	5.000	08/01/21	1,205,420
2,000,000	State of Ohio, GO	5.000	06/15/22	2,422,980
1,000,000	State of Ohio, GO	5.000	09/15/22	1,215,390
	TOTAL OHIO			19,300,965

OREGON - 1.0%
2,750,000	Washington & Multnomah Counties School District No 48J Beaverton, GO	5.000	06/15/22	3,338,143
	TOTAL OREGON			3,338,143
205

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
PENNSYLVANIA - 0.7%
$2,500,000	h,i	Geisinger Authority	1.720%	06/01/28	$2,498,750
		TOTAL PENNSYLVANIA			2,498,750

RHODE ISLAND - 2.5%
5,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	6,020,900
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,386,720
		TOTAL RHODE ISLAND			8,407,620

SOUTH CAROLINA - 0.4%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,224,126
		TOTAL SOUTH CAROLINA			1,224,126

TENNESSEE - 1.9%
2,130,000		Knox County Health Educational & Housing Facility Board	5.000	01/01/26	2,424,004
2,855,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	3,031,410
1,000,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/36	1,042,430
		TOTAL TENNESSEE			6,497,844

TEXAS - 4.5%
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,335,195
1,000,000		City of San Antonio TX Water System Revenue	5.000	05/15/23	1,212,540
1,000,000		Metropolitan Transit Authority of Harris County	5.000	11/01/23	1,214,570
1,000,000		New Hope Cultural Education Facilities Corp	5.000	04/01/29	1,099,920
1,000,000		New Hope Cultural Education Facilities Corp	5.000	04/01/34	1,060,500
1,000,000		New Hope Cultural Education Facilities Corp	5.000	04/01/39	1,048,530
3,250,000		North Texas Municipal Water District	5.250	09/01/23	3,949,173
1,000,000		State of Texas, GO	5.000	10/01/22	1,206,500
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/42	1,076,350
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,666,576
		TOTAL TEXAS			14,869,854

UTAH - 1.4%
1,000,000		State of Utah, GO	5.000	07/01/21	1,213,680
2,750,000		University of Utah	6.000	08/01/22	3,536,390
		TOTAL UTAH			4,750,070

WASHINGTON - 6.8%
1,955,000		Energy Northwest	5.000	07/01/23	2,340,076
1,000,000		Energy Northwest	5.000	07/01/23	1,217,160
3,150,000		Port of Seattle WA	5.500	09/01/17	3,567,344
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,210,600
3,000,000		State of Washington, GO	5.250	02/01/22	3,670,590
5,075,000		State of Washington, GO	5.000	02/01/23	6,168,003
3,895,000		Washington Health Care Facilities Authority	5.000	10/01/42	4,330,928
		TOTAL WASHINGTON			23,504,701
206

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
WEST VIRGINIA - 0.5%
$1,500,000	City of Princeton WV	5.000%	05/01/21	$1,674,990
	TOTAL WEST VIRGINIA			1,674,990

WISCONSIN - 1.4%
2,000,000	State of Wisconsin, GO	5.000	05/01/17	2,228,040
1,000,000	State of Wisconsin, GO	5.000	05/01/21	1,201,090
1,100,000	Wisconsin Health & Educational Facilities Authority	5.000	12/01/23	1,305,062
	TOTAL WISCONSIN			4,734,192

	TOTAL LONG-TERM MUNICIPAL BONDS			328,832,559
	(Cost $318,851,540)

	TOTAL INVESTMENTS - 96.2%			328,832,559
	(Cost $318,851,540)
	OTHER ASSETS & LIABILITIES, NET - 3.8%			13,128,584
	NET ASSETS - 100.0%			$341,961,143

Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
GO	General Obligation

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
207

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.0%
ASSET BACKED - 0.6%
$5,000,000		John Deere Owner Trust	0.210%	09/24/15	$5,000,000
		TOTAL ASSET BACKED			5,000,000

CERTIFICATE OF DEPOSIT - 4.1%
8,000,000		Banco Del Estado De Chile	0.190	12/09/14	8,000,000
5,000,000		Banco Del Estado De Chile	0.200	01/06/15	5,000,000
4,500,000		Banco Del Estado De Chile	0.200	01/07/15	4,500,000
15,000,000		Wells Fargo Bank NA	0.140	10/06/14	15,000,000
		TOTAL CERTIFICATE OF DEPOSIT			32,500,000

COMMERCIAL PAPER - 41.6%
5,000,000		American Honda Finance Corp	0.115	10/08/14	4,999,888
10,000,000		American Honda Finance Corp	0.110	10/09/14	9,999,756
420,000	y	Apple, Inc	0.100	10/16/14	419,982
1,500,000	y	Apple, Inc	0.100	11/20/14	1,499,792
400,000	y	Apple, Inc	0.100	12/02/14	399,931
5,100,000	y	Australia & New Zealand Banking Group Ltd	0.170	10/07/14	5,099,856
400,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.190	11/18/14	399,899
700,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.180	11/21/14	699,821
4,800,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.190	12/01/14	4,798,455
1,250,000	y	Bedford Row Funding Corp	0.210	10/27/14	1,249,811
3,000,000	y	Bedford Row Funding Corp	0.250-0.260	11/03/14	2,999,303
10,000,000	y	Bedford Row Funding Corp	0.150	11/25/14	9,997,708
4,000,000	y	Bedford Row Funding Corp	0.190	01/05/15	3,997,973
4,250,000	y	Coca-Cola Co	0.120	10/03/14	4,249,972
3,000,000	y	Coca-Cola Co	0.110	10/15/14	2,999,872
8,100,000	y	Coca-Cola Co	0.110	10/21/14	8,099,505
3,990,000	y	Coca-Cola Co	0.140	10/30/14	3,989,550
5,000,000	y	Coca-Cola Co	0.100	11/17/14	4,999,347
2,244,000	y	Coca-Cola Co	0.160	12/29/14	2,243,112
2,300,000	y	Commonwealth Bank of Australia	0.140	12/16/14	2,299,320
2,800,000	y	DBS Bank Ltd	0.220	01/15/15	2,798,186
5,000,000		Exxon Mobil Corp	0.060	10/16/14	4,999,875
3,192,000	y	Fairway Finance LLC	0.150	10/20/14	3,191,747
5,000,000	y	Fairway Finance LLC	0.155	11/04/14	4,999,268
5,000,000	y	Fairway Finance LLC	0.150	11/05/14	4,999,271
4,500,000	y	Fairway Finance LLC	0.140	11/18/14	4,499,160
9,000,000		General Electric Capital Corp	0.120	12/22/14	8,997,540
5,000,000		General Electric Capital Corp	0.130	12/23/14	4,998,501
13,000,000		General Electric Co	0.070-0.080	12/02/14	12,998,261
10,000,000	y	Hydro-Quebec	0.100	11/03/14	9,999,083
5,000,000	y	International Business Machines Corp	0.105	12/04/14	4,999,067
2,920,000	y	International Business Machines Corp	0.105	12/11/14	2,919,395
176,000		JPMorgan Chase Bank NA	0.200	11/18/14	175,953
208

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$468,000		JPMorgan Chase Bank NA	0.200%	12/02/14	$467,839
341,000		JPMorgan Chase Bank NA	0.200	12/10/14	340,867
428,000		JPMorgan Chase Bank NA	0.200	12/11/14	427,831
400,000		JPMorgan Chase Bank NA	0.190	12/16/14	399,840
571,000		JPMorgan Chase Bank NA	0.200	12/17/14	570,756
850,000		JPMorgan Chase Bank NA	0.210	12/22/14	849,593
211,000		JPMorgan Chase Bank NA	0.210	12/29/14	210,890
4,800,000		Korea Development Bank	0.190	11/04/14	4,799,139
2,670,000		Korea Development Bank	0.205	11/21/14	2,669,225
1,860,000	y	Mitsubishi UFJ Trust & Banking Corp	0.175	10/16/14	1,859,865
4,275,000	y	Mitsubishi UFJ Trust & Banking Corp	0.165	10/20/14	4,274,628
3,930,000	y	Mitsubishi UFJ Trust & Banking Corp	0.185	11/04/14	3,929,313
3,640,000	y	Mitsubishi UFJ Trust & Banking Corp	0.200-0.210	11/19/14	3,638,972
6,590,000	y	National Australia Funding Delaware, Inc	0.125	10/01/14	6,590,000
3,090,000	y	National Australia Funding Delaware, Inc	0.160	11/06/14	3,089,506
7,800,000	y	National Australia Funding Delaware, Inc	0.160	11/10/14	7,798,613
1,000,000	y	National Australia Funding Delaware, Inc	0.170	11/17/14	999,778
3,000,000	y	Nestle Capital Corp	0.095	12/10/14	2,999,446
2,583,000	y	Old Line Funding LLC	0.170	10/01/14	2,583,000
12,000,000		PACCAR Financial Corp	0.110	10/10/14	11,999,670
1,930,000		PACCAR Financial Corp	0.130	12/12/14	1,929,498
6,000,000	y	Procter & Gamble Co	0.090	10/07/14	5,999,910
3,000,000	y	Procter & Gamble Co	0.090	10/21/14	2,999,850
5,100,000	y	Procter & Gamble Co	0.110-0.120	11/04/14	5,099,439
4,000,000	y	Procter & Gamble Co	0.120	11/12/14	3,999,440
850,000	y	Procter & Gamble Co	0.120	12/10/14	849,802
3,000,000	y	Procter & Gamble Co	0.120	01/06/15	2,999,030
14,000,000		Province of Ontario Canada	0.100	10/02/14	13,999,961
5,000,000		Province of Ontario Canada	0.100	10/09/14	4,999,889
2,300,000		Province of Ontario Canada	0.100	10/28/14	2,299,827
2,300,000	y	Province of Quebec Canada	0.100	10/07/14	2,299,962
1,550,000	y	Province of Quebec Canada	0.100	10/23/14	1,549,905
10,000,000	y	Province of Quebec Canada	0.100	11/17/14	9,998,695
2,315,000	y	Province of Quebec Canada	0.080	12/18/14	2,314,599
1,175,000	y	PSP Capital, Inc	0.120	10/01/14	1,175,000
1,000,000	y	PSP Capital, Inc	0.140	10/08/14	999,973
2,200,000	y	PSP Capital, Inc	0.160	10/15/14	2,199,863
3,000,000	y	PSP Capital, Inc	0.110	10/23/14	2,999,798
1,620,000	y	PSP Capital, Inc	0.160	11/05/14	1,619,748
5,000,000	y	PSP Capital, Inc	0.160	12/16/14	4,998,311
5,460,000	y	PSP Capital, Inc	0.140-0.145	12/22/14	5,458,242
1,500,000		Shell International Finance BV	3.100	06/28/15	1,531,540
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.135	11/13/14	4,999,194
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	01/05/15	4,997,733
3,000,000		Toyota Motor Credit Corp	0.130	11/18/14	2,999,480
2,250,000		Toyota Motor Credit Corp	0.100	12/09/14	2,249,569
5,000,000		Toyota Motor Credit Corp	0.130	12/19/14	4,998,573
2,500,000	y	Unilever NV	0.070	10/08/14	2,499,966
450,000	y	Unilever NV	0.130	12/12/14	449,883
5,400,000	y	United Overseas Bank Ltd	0.130-0.200	10/10/14	5,399,750
2,000,000	y	United Overseas Bank Ltd	0.212	10/14/14	1,999,847
3,000,000	y	United Overseas Bank Ltd	0.170	11/12/14	2,999,405
209

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	y	United Overseas Bank Ltd	0.185%	12/08/14	$4,998,253
1,000,000	y	United Overseas Bank Ltd	0.190	12/10/14	999,630
2,190,000	y	Wal-Mart Stores, Inc	0.050	10/08/14	2,189,979
		TOTAL COMMERCIAL PAPER			330,620,475

GOVERNMENT AGENCY DEBT - 30.0%
4,600,000		Federal Farm Credit Bank (FFCB)	0.050	10/02/14	4,599,994
13,000,000		Federal Home Loan Bank (FHLB)	0.075	10/03/14	12,999,946
3,840,000		FHLB	0.060-0.080	10/08/14	3,839,948
6,890,000		FHLB	0.050-0.070	10/15/14	6,889,854
11,094,000		FHLB	0.060-0.087	10/17/14	11,093,662
15,465,000		FHLB	0.050-0.075	10/22/14	15,464,500
11,000,000		FHLB	0.062-0.082	10/24/14	10,999,551
9,191,000		FHLB	0.062-0.090	10/29/14	9,190,461
4,000,000		FHLB	0.060	10/30/14	3,999,807
7,800,000		FHLB	0.064	10/31/14	7,799,584
2,885,000		FHLB	0.062	11/05/14	2,884,826
790,000		FHLB	0.070	11/07/14	789,943
7,385,000		FHLB	0.082	11/12/14	7,384,293
16,680,000		FHLB	0.030-0.075	11/14/14	16,679,031
13,300,000		FHLB	0.063-0.090	11/19/14	13,298,775
9,500,000		FHLB	0.072	11/21/14	9,499,031
4,000,000		FHLB	0.065	11/26/14	3,999,595
3,500,000		FHLB	0.025	12/01/14	3,499,852
17,855,000		FHLB	0.073-0.074	12/03/14	17,852,709
10,000,000		FHLB	0.072-0.073	12/05/14	9,998,691
6,515,000		FHLB	0.030-0.050	12/12/14	6,514,569
3,200,000		FHLB	0.030	12/15/14	3,199,800
7,500,000		FHLB	0.030-0.056	12/17/14	7,499,241
5,000,000		FHLB	0.035	12/19/14	4,999,616
6,060,000		FHLB	0.030-0.031	12/24/14	6,059,566
315,000		FHLB	0.040	01/07/15	314,966
5,000,000		FHLB	0.025	01/09/15	4,999,653
125,000		FHLB	0.080	01/16/15	124,970
4,600,000		Federal Home Loan Mortgage Corp (FHLMC)	0.065	10/14/14	4,599,892
1,600,000		FHLMC	0.065	10/20/14	1,599,945
2,500,000		FHLMC	0.065	11/10/14	2,499,819
200,000		FHLMC	0.080	11/17/14	199,979
5,205,000		FHLMC	0.062-0.075	11/24/14	5,204,500
4,490,000		FHLMC	0.030-0.050	12/11/14	4,489,712
119,000		FHLMC	0.090	01/21/15	118,967
620,000		FHLMC	0.100	02/03/15	619,785
445,000		Federal National Mortgage Association (FNMA)	0.080	10/01/14	445,000
3,680,000		FNMA	0.060-0.075	10/14/14	3,679,911
1,000,000		FNMA	0.042	10/29/14	999,967
1,800,000		FNMA	0.085	11/03/14	1,799,860
4,725,000		FNMA	0.065-0.070	11/05/14	4,724,693
990,000		FNMA	0.070	12/03/14	989,879
230,000		FNMA	0.090	12/15/14	229,957
125,000		FNMA	0.080	01/21/15	124,969
		TOTAL GOVERNMENT AGENCY DEBT			238,803,269
210

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TREASURY DEBT - 14.9%
$2,595,000		United States Treasury Bill	0.028%	10/02/14	$2,594,998
1,595,000		United States Treasury Bill	0.035	10/09/14	1,594,988
1,115,000		United States Treasury Bill	0.030	10/30/14	1,114,973
5,000,000		United States Treasury Bill	0.031	11/06/14	4,999,845
7,000,000		United States Treasury Bill	0.036-0.041	11/13/14	6,999,687
3,000,000		United States Treasury Bill	0.030	11/20/14	2,999,875
4,085,000		United States Treasury Bill	0.028-0.031	11/28/14	4,084,806
7,010,000		United States Treasury Bill	0.023	12/04/14	7,009,718
715,000		United States Treasury Bill	0.039	12/18/14	714,940
2,025,000		United States Treasury Bill	0.040	12/26/14	2,024,806
2,990,000		United States Treasury Bill	0.035-0.040	01/02/15	2,989,717
3,310,000		United States Treasury Bill	0.033-0.035	01/08/15	3,309,697
4,220,000		United States Treasury Bill	0.020-0.040	01/29/15	4,219,637
2,000,000		United States Treasury Bill	0.044	02/05/15	1,999,690
5,000,000		United States Treasury Bill	0.045	02/12/15	4,999,162
1,690,000		United States Treasury Bill	0.035-0.044	02/19/15	1,689,733
3,500,000		United States Treasury Bill	0.040-0.044	03/12/15	3,499,343
1,300,000		United States Treasury Bill	0.030	03/26/15	1,299,809
5,000,000		United States Treasury Note	0.500	10/15/14	5,000,849
5,765,000		United States Treasury Note	0.250	10/31/14	5,765,649
3,375,000		United States Treasury Note	0.250	11/30/14	3,375,662
4,940,000		United States Treasury Note	0.250	12/15/14	4,941,406
4,530,000		United States Treasury Note	0.125	12/31/14	4,530,509
5,735,000		United States Treasury Note	0.250	01/15/15	5,736,900
3,885,000		United States Treasury Note	0.250	03/31/15	3,887,541
1,000,000		United States Treasury Note	0.375	04/15/15	1,001,801
1,500,000		United States Treasury Note	0.125	04/30/15	1,500,276
4,450,000		United States Treasury Note	0.375	06/15/15	4,457,907
13,000,000		United States Treasury Note	0.250	07/15/15	13,011,609
3,500,000		United States Treasury Note	0.375	08/31/15	3,507,668
2,930,000		United States Treasury Note	0.250	09/30/15	2,933,181
1,000,000		United States Treasury Note	0.250	10/15/15	1,001,247
		TOTAL TREASURY DEBT			118,797,629

VARIABLE RATE SECURITIES - 8.8%
6,000,000	i	Federal Farm Credit Bank (FFCB)	0.140	10/01/14	5,996,367
5,000,000	i	FFCB	0.170	10/01/14	4,998,252
4,000,000	i	FFCB	0.280	10/01/14	4,006,488
5,000,000	i	FFCB	0.124	10/21/14	4,998,765
4,600,000	i	FFCB	0.120	10/27/14	4,600,000
8,000,000	i	FFCB	0.095	03/05/15	7,998,476
4,500,000	i	FFCB	0.150	04/01/15	4,500,226
5,000,000	i	FFCB	0.180	04/13/15	5,000,000
5,000,000	i	FFCB	0.180	05/27/15	4,999,659
5,000,000	i	FFCB	0.200	08/10/15	5,001,074
8,500,000	i	FFCB	0.140	10/01/15	8,499,153
4,500,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	4,501,389
4,500,000	i	FHLB	0.200	08/19/15	4,500,000
		TOTAL VARIABLE RATE SECURITIES			69,599,849

		TOTAL SHORT-TERM INVESTMENTS			795,321,222
		(Cost $795,321,222)
211

TIAA-CREF FUNDS - Money Market Fund

VALUE
TOTAL INVESTMENTS- 100.0%	$795,321,222
(Cost $795,321,222)
OTHER ASSETS & LIABILITIES, NET - 0.0%	(135,955)
NET ASSETS - 100.0%	$795,185,267

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2014, the aggregate value of these securities was $219,808,539 or 27.6% of net assets.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated: November 17, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer